UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21977

         Invesco Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                     Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

                                     Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-983-0903

Date of fiscal year end:   October 31

Date of reporting period:   April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi- annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders

April 30, 2020

PBTP  Invesco PureBetaSM 0-5 Yr US TIPS ETF

PBDM Invesco PureBetaSM FTSE Developed ex-North America ETF

PBEE  Invesco PureBetaSM FTSE Emerging Markets ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Liquidity Risk Management Program

The Securities and Exchange Commission (“SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 12, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

●	Each Fund’s investment strategy remained appropriate for an open-end fund;

●	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Funds did not breach the 15% limit on Illiquid Investments; and

●	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)

April 30, 2020

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.87%
U.S. Treasury Inflation – Indexed Notes-99.87%(a)
1.25%, 07/15/2020	$448,500	$527,504
1.13%, 01/15/2021	509,000	597,164
0.13%, 04/15/2021	623,000	669,570
0.63%, 07/15/2021	497,000	569,620
0.13%, 01/15/2022	572,000	647,912
0.13%, 04/15/2022	616,500	650,219
0.13%, 07/15/2022	568,000	638,385
0.13%, 01/15/2023	568,500	637,005
0.63%, 04/15/2023	652,000	689,513
0.38%, 07/15/2023	569,000	642,304
0.63%, 01/15/2024	568,000	646,706
0.50%, 04/15/2024	447,000	470,318
0.13%, 07/15/2024	569,000	630,215
0.13%, 10/15/2024	488,000	503,456
0.25% - 2.38%, 01/15/2025	956,000	1,236,184
0.13%, 04/15/2025	256,000	262,972

Total U.S. Treasury Securities (Cost $9,975,477)		10,019,047

	Shares	Value
Money Market Funds-7.27%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.21%(b)(c) (Cost $729,562)	729,562	$729,562

TOTAL INVESTMENTS IN SECURITIES-107.14% (Cost $10,705,039)		10,748,609

OTHER ASSETS LESS LIABILITIES-(7.14)%		(715,847)

NET ASSETS-100.00%		$10,032,762

Notes to Schedule of Investments:

(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 2J.
(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco, Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$8,860	$796,532	$(75,830)	$-	$-	$729,562	$135
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	-	232,343	(232,343)	-	-	-	115
Invesco Liquid Assets Portfolio, Institutional Class*	-	77,330	(77,322)	-	(8)	-	44

Total	$8,860	$1,106,205	$(385,495)	$-	$(8)	$729,562	$294

*	At April 30, 2020, this security was no longer held.

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

  Portfolio Composition

  Duration Breakdown (% of the Fund’s Net Assets)

  as of April 30, 2020

Maturing in 0-5 Years	99.87

Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)

April 30, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.69%
Australia-6.84%
Adelaide Brighton Ltd.(a)	72	$129
Afterpay Ltd.(b)	28	572
AGL Energy Ltd.	98	1,088
ALS Ltd.	80	357
Altium Ltd.	17	380
Alumina Ltd.	397	451
AMP Ltd.(b)	516	483
Ansell Ltd.	23	430
APA Group	181	1,294
Aristocrat Leisure Ltd.	101	1,686
ASX Ltd.	30	1,602
Atlas Arteria Ltd.	103	421
Aurizon Holdings Ltd.	293	900
AusNet Services	280	344
Australia & New Zealand Banking Group Ltd.	435	4,813
Bank of Queensland Ltd.	62	211
Beach Energy Ltd.	271	270
Bendigo & Adelaide Bank Ltd.	76	325
BHP Group Ltd.	453	9,594
BHP Group PLC	323	5,444
BlueScope Steel Ltd.	83	557
Boral Ltd.	185	366
Brambles Ltd.	237	1,719
Caltex Australia Ltd.	41	669
Challenger Ltd.	91	295
Charter Hall Group	72	361
CIMIC Group Ltd.	15	242
Cleanaway Waste Management Ltd.	208	255
Coca-Cola Amatil Ltd.	84	477
Cochlear Ltd.	9	1,087
Coles Group Ltd.	184	1,868
Commonwealth Bank of Australia	273	11,205
Computershare Ltd.	77	614
Crown Resorts Ltd.	56	363
CSL Ltd.	70	14,181
CSR Ltd.	80	195
Dexus	168	1,007
Domain Holdings Australia Ltd.	36	62
Domino’s Pizza Enterprises Ltd.(a)	10	380
Downer EDI Ltd.	94	257
Evolution Mining Ltd.	161	539
Flight Centre Travel Group Ltd.	9	65
Fortescue Metals Group Ltd.	244	1,911
Goodman Group	279	2,402
GPT Group (The)	298	825
Harvey Norman Holdings Ltd.(a)	84	153
IDP Education Ltd.	20	195
Iluka Resources Ltd.	66	332
Incitec Pivot Ltd.	268	419
Insurance Australia Group Ltd.	366	1,385
IOOF Holdings Ltd.	58	164
JB Hi-Fi Ltd.(a)	17	391
Lendlease Group	89	720
Macquarie Group Ltd.	48	3,226
Magellan Financial Group Ltd.	20	668
Medibank Pvt Ltd.	437	772
Metcash Ltd.	154	251

	Shares	Value
Australia-(continued)
Mirvac Group	588	$862
National Australia Bank Ltd.	488	5,419
Newcrest Mining Ltd.	119	2,146
Northern Star Resources Ltd.	95	795
Nufarm Ltd.(b)	49	169
Oil Search Ltd.	204	407
Orica Ltd.	60	704
Origin Energy Ltd.	278	1,012
Orora Ltd.	192	323
OZ Minerals Ltd.	47	276
Perpetual Ltd.(a)	7	138
Platinum Asset Management Ltd.(a)	37	85
Qantas Airways Ltd.	101	255
QBE Insurance Group Ltd.	204	1,129
Qube Holdings Ltd.	189	269
Qube Holdings Ltd., Rts., expiring 05/30/2020(b)	29	4
Ramsay Health Care Ltd.(a)	24	984
REA Group Ltd.(a)	8	466
Rio Tinto Ltd.	57	3,266
Rio Tinto PLC	169	7,854
Santos Ltd.	281	909
Scentre Group	787	1,201
SEEK Ltd.	55	627
Seven Group Holdings Ltd.(a)	16	160
Shopping Centres Australasia Property Group	118	172
Sonic Healthcare Ltd.	71	1,264
South32 Ltd.	788	1,024
Star Entertainment Group Ltd. (The)	131	260
Stockland	384	724
Suncorp Group Ltd.	199	1,197
Sydney Airport	175	722
Tabcorp Holdings Ltd.	299	630
Telstra Corp. Ltd.	661	1,320
TPG Telecom Ltd.(a)	57	275
Transurban Group	413	3,731
Treasury Wine Estates Ltd.	109	724
Vicinity Centres	481	469
Vocus Group Ltd.(b)	95	191
Washington H Soul Pattinson & Co. Ltd.	14	170
Wesfarmers Ltd.	174	4,294
Westpac Banking Corp.	555	5,915
Whitehaven Coal Ltd.	108	129
WiseTech Global Ltd.	12	146
Woodside Petroleum Ltd.	144	2,116
Woolworths Group Ltd.	194	4,541
Worley Ltd.	50	295

		141,141

Austria-0.17%
ANDRITZ AG	11	361
Erste Group Bank AG	44	955
OMV AG	22	720
Raiffeisen Bank International AG	20	345
Telekom Austria AG	22	155
Verbund AG	10	453

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Austria-(continued)
Vienna Insurance Group AGWiener Versicherung Gruppe	6	$121
voestalpine AG	18	373

		3,483

Belgium-0.88%
Ackermans & van Haaren N.V.	3	397
Ageas	29	1,043
Anheuser-Busch InBev S.A./N.V.	119	5,459
Colruyt S.A.	8	479
Elia Group S.A./N.V.	5	575
Galapagos N.V.(b)	8	1,766
Groupe Bruxelles Lambert S.A.	11	878
KBC Group N.V.(a)	42	2,267
Proximus SADP	22	469
Sofina S.A.	2	471
Solvay S.A., Class A	11	858
Telenet Group Holding N.V.	8	334
UCB S.A.	19	1,739
Umicore S.A.	33	1,424

		18,159

Cambodia-0.01%
NagaCorp Ltd.	230	272

Chile-0.03%
Antofagasta PLC	55	564

China-0.46%
AAC Technologies Holdings, Inc.	110	538
BOC Hong Kong Holdings Ltd.	569	1,751
Budweiser Brewing Co. APAC Ltd.(b)(c)	181	494
China Mengniu Dairy Co. Ltd.(b)	424	1,512
China Travel International Investment Hong Kong Ltd.	398	56
FIH Mobile Ltd.(b)	455	52
Kerry Logistics Network Ltd.	87	119
Lenovo Group Ltd.	1,138	619
Minth Group Ltd.	109	262
MMG Ltd.(b)	351	62
Nexteer Automotive Group Ltd.	129	67
Semiconductor Manufacturing International Corp.(b)	444	849
Shougang Fushan Resources Group Ltd.	567	113
Shui On Land Ltd.	546	96
SITC International Holdings Co. Ltd.	181	180
Sun Art Retail Group Ltd.	348	580
Tingyi Cayman Islands Holding Corp.	295	522
Towngas China Co. Ltd.	162	80
Uni-President China Holdings Ltd.	182	183
Want Want China Holdings Ltd.	874	627
Xinyi Glass Holdings Ltd.	317	368
Xinyi Solar Holdings Ltd.	495	312

		9,442

Denmark-2.05%
Ambu A/S, Class B	26	815
AP Moller - Maersk A/S, Class A	1	923
AP Moller - Maersk A/S, Class B	1	994
Carlsberg A/S, Class B	16	2,017
Chr. Hansen Holding A/S	16	1,379
Coloplast A/S, Class B	20	3,163

	Shares	Value
Denmark-(continued)
Danske Bank A/S(b)	103	$1,222
Demant A/S(b)	16	382
DSV Panalpina A/S	31	3,198
Genmab A/S(b)	9	2,164
GN Store Nord A/S	21	960
H Lundbeck A/S	9	328
ISS A/S(b)	29	433
Novo Nordisk A/S, Class B	254	16,197
Novozymes A/S, Class B	31	1,518
Orsted A/S(c)	28	2,830
Pandora A/S(a)	15	533
Rockwool International A/S, Class B	1	210
Tryg A/S	19	503
Vestas Wind Systems A/S	29	2,496

		42,265

Finland-1.16%
Elisa OYJ	22	1,336
Fortum OYJ	68	1,128
Huhtamaki OYJ(b)	14	523
Kesko OYJ, Class B	40	651
Kone OYJ, Class B	60	3,636
Metso OYJ	17	472
Neste OYJ	64	2,266
Nokia OYJ	859	3,128
Nokian Renkaat OYJ(a)	21	449
Nordea Bank Abp	494	3,164
Orion OYJ, Class B.	16	813
Sampo OYJ, Class A	76	2,517
Stora Enso OYJ, Class R	86	1,017
UPM-Kymmene OYJ	83	2,296
Wartsila OYJ Abp	71	521

		23,917

France-9.10%
Accor S.A.(a)	29	804
Adevinta ASA, Class B(b)	35	290
Aeroports de Paris	4	392
Air France-KLM(a)(b)	34	173
Air Liquide S.A.(a)	71	9,029
Airbus SE(b)	85	5,389
ALD S.A.(c)	13	127
Alstom S.A.	28	1,146
Amundi S.A.(c)	9	597
Arkema S.A.	11	912
Atos SE	15	1,069
AXA S.A.	295	5,233
BioMerieux	6	745
BNP Paribas S.A.	166	5,214
Bollore S.A.	155	411
Bouygues S.A.	32	985
Bureau Veritas S.A.	43	892
Capgemini SE	24	2,254
Carrefour S.A.	87	1,286
Casino Guichard Perrachon S.A.(a)	9	337
Cie de Saint-Gobain	76	2,015
Cie Generale des Etablissements Michelin S.C.A	27	2,635
Cie Plastic Omnium S.A.	9	171
CNP Assurances(b)	25	258
Covivio.	7	438
Credit Agricole S.A.	174	1,388

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
France-(continued)
Danone S.A.	92	$6,375
Dassault Systemes SE	20	2,926
Edenred	37	1,490
Eiffage S.A.	11	900
Electricite de France S.A.	76	605
Elis S.A.	30	371
ENGIE S.A.	252	2,734
EssilorLuxottica S.A.	45	5,552
Eurazeo SE	7	335
Eutelsat Communications S.A.	27	303
Faurecia SE	11	398
Gecina S.A.	8	1,044
Getlink SE	72	917
Hermes International	5	3,657
ICADE	5	384
Iliad S.A.	2	298
Imerys S.A.	6	188
Ingenico Group S.A.	9	1,131
Ipsen S.A.	5	371
JCDecaux S.A.	11	228
Kering S.A.	11	5,545
Klepierre S.A.	29	586
Legrand S.A.	41	2,763
L’Oreal S.A.	37	10,752
LVMH Moet Hennessy Louis Vuitton SE	38	14,669
Natixis S.A.	133	315
Orange S.A.	294	3,586
Orpea.	8	889
Pernod Ricard S.A.	32	4,875
Peugeot S.A.	84	1,203
Publicis Groupe S.A.	33	981
Remy Cointreau S.A.(a)	4	446
Renault S.A.	28	555
Rexel S.A.	48	450
Rubis S.C.A	14	628
Safran S.A.	49	4,520
Sanofi(a)	166	16,216
Sartorius Stedim Biotech.	4	959
Schneider Electric SE(a)	81	7,404
SCOR SE	25	704
SEB S.A.	4	481
Societe Generale S.A.	119	1,859
Sodexo S.A.	13	1,032
Suez	58	655
Teleperformance	9	2,016
Thales S.A.	15	1,136
TOTAL S.A.	367	13,205
Ubisoft Entertainment S.A.(b)	13	967
Unibail-Rodamco-Westfield	21	1,236
Valeo S.A.	38	881
Veolia Environnement S.A.	78	1,665
Vinci S.A.	71	5,809
Vivendi S.A.	124	2,676
Wendel SE	4	342
Worldline S.A.(b)(c)	21	1,426

		187,829

Germany-8.00%
1&1 Drillisch AG(a)	7	163
adidas AG	30	6,874

	Shares	Value
Germany-(continued)
Allianz SE	64	$11,838
Aroundtown S.A.	170	914
BASF SE	142	7,261
Bayer AG	151	9,947
Bayerische Motoren Werke AG	50	2,960
Bayerische Motoren Werke AG, Preference Shares	9	426
Bechtle AG	4	579
Beiersdorf AG	15	1,570
Brenntag AG	24	1,083
Carl Zeiss Meditec AG, BR	6	591
Commerzbank AG(a)	165	610
Continental AG	17	1,437
Covestro AG(c)	26	874
CTS Eventim AG& Co. KGaA	9	374
Daimler AG	125	4,317
Delivery Hero SE(b)(c)	22	1,855
Deutsche Bank AG	314	2,331
Deutsche Boerse AG	28	4,347
Deutsche Lufthansa AG(a)	37	331
Deutsche Post AG	150	4,461
Deutsche Telekom AG	496	7,239
Deutsche Wohnen SE	56	2,269
DWS Group GmbH & Co. KGaA(c)	5	158
E.ON SE	333	3,336
Evonik Industries AG	26	640
Fielmann AG	4	262
Fraport AG Frankfurt Airport Services Worldwide(a)	6	263
Fresenius Medical Care AG& Co. KGaA	32	2,512
Fresenius SE & Co. KGaA	63	2,735
Fuchs Petrolub SE	5	167
Fuchs Petrolub SE, Preference Shares	11	427
GEA Group AG	26	597
GRENKE AG(a)	4	280
Hannover Rueck SE	9	1,434
Hapag-Lloyd AG(c)	4	575
HeidelbergCement AG	23	1,093
Hella GmbH & Co. KGaA	7	259
Henkel AG& Co. KGaA	16	1,246
Henkel AG& Co. KGaA, Preference Shares	27	2,397
HOCHTIEF AG	3	236
HUGO BOSS AG	10	278
Infineon Technologies AG	192	3,564
KION Group AG.	11	546
Knorr-Bremse AG	7	651
LANXESS AG	13	640
LEG Immobilien AG.	10	1,148
Merck KGaA	20	2,324
METRO AG	26	226
MTU Aero Engines AG	8	1,089
Muenchener Rueckversicherungs-Gesellschaft AG	22	4,839
Nemetschek SE.	8	504
OSRAM Licht AG	9	374
Porsche Automobil Holding SE, Preference Shares	24	1,210
ProSiebenSat.1 Media SE(a)	32	321
Puma SE	13	817
Rational AG	1	483
Rheinmetall AG	7	474
Rocket Internet SE(b)(c)	10	211
RWE AG	89	2,558

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Germany-(continued)
SAP SE	149	$17,779
Sartorius AG, Preference Shares	5	1,406
Scout24 AG(c)	17	1,112
Siemens AG	116	10,759
Siemens Healthineers AG(c)	21	925
Suedzucker AG	12	159
Symrise AG	19	1,921
Talanx AG	6	214
TeamViewer AG(b)	15	651
Telefonica Deutschland Holding AG	106	301
thyssenkrupp AG(a)(b)	74	493
Traton SE(b)	7	105
TUI AG(a)	69	275
Uniper SE	31	832
United Internet AG	18	620
Varta AG(b)	2	166
Volkswagen AG(a)	5	746
Volkswagen AG, Preference Shares	28	3,932
Vonovia SE	84	4,145
Wacker Chemie AG	2	117
Wirecard AG(a)	18	1,782
Zalando SE(b)(c)	23	1,121

		165,086

Hong Kong-3.05%
AIA Group Ltd.	1,859	17,254
ASM Pacific Technology Ltd.	47	478
Bank of East Asia Ltd. (The)	188	399
Brightoil Petroleum Holdings Ltd.(b)(d)	462	0
Cafe de Coral Holdings Ltd.	53	109
Cathay Pacific Airways Ltd.(a)	125	148
Champion REIT	309	183
Chow Tai Fook Jewellery Group Ltd.	169	144
CK Asset Holdings Ltd.	413	2,610
CK Hutchison Holdings Ltd.	411	3,043
CK Infrastructure Holdings Ltd.	98	584
CLP Holdings Ltd.	253	2,702
Dah Sing Banking Group Ltd.	58	57
Dah Sing Financial Holdings Ltd.	23	76
Dairy Farm International Holdings Ltd.	47	225
Guotai Junan International Holdings Ltd.	369	49
Haitong International Securities Group Ltd.	355	83
Hang Lung Group Ltd.	138	313
Hang Lung Properties Ltd.	321	688
Hang Seng Bank Ltd.	110	1,937
Henderson Land Development Co. Ltd.	205	838
Hong Kong & China Gas Co. Ltd. (The)	1,513	2,705
Hong Kong Exchanges & Clearing Ltd.	194	6,306
Hongkong Land Holdings Ltd.	185	779
Huabao International Holdings Ltd.	141	56
Hutchison Port Holdings Trust, Class U	802	104
Hutchison Telecommunications Hong Kong Holdings Ltd.	204	35
Hysan Development Co. Ltd.	98	326
Jardine Matheson Holdings Ltd.	33	1,451
Jardine Strategic Holdings Ltd.	29	625
Johnson Electric Holdings Ltd.	54	91
Kerry Properties Ltd.	94	258
Li & Fung Ltd.	917	138
Lifestyle International Holdings Ltd.	71	68

	Shares	Value
Hong Kong-(continued)
Link REIT	318	$2,855
Mapletree North Asia Commercial Trust(c)	318	213
Melco International Development Ltd.	126	237
MTR Corp. Ltd.	222	1,233
New World Development Co. Ltd.	872	1,029
NWS Holdings Ltd.	221	230
PCCW Ltd.	659	404
Power Assets Holdings Ltd.	207	1,384
Sa Sa International Holdings Ltd.(a)	164	31
Shangri-La Asia Ltd.	175	144
Shun Tak Holdings Ltd.	293	103
Sino Land Co. Ltd.	470	657
Sun Hung Kai Properties Ltd.	218	2,992
Swire Pacific Ltd., Class A	80	525
Swire Pacific Ltd., Class B	146	160
Swire Properties Ltd.	167	469
Techtronic Industries Co. Ltd.	198	1,508
Television Broadcasts Ltd.	46	64
United Energy Group Ltd.	1,144	210
Vitasoy International Holdings Ltd.	120	432
VTech Holdings Ltd.	25	189
WH Group Ltd.(c)	1,328	1,281
Wharf Holdings Ltd. (The)	137	259
Wharf Real Estate Investment Co. Ltd.	156	659
Wheelock & Co. Ltd.	96	703
Yue Yuen Industrial Holdings Ltd.	114	183

		63,016

Indonesia-0.01%
First Pacific Co. Ltd.	369	77
Golden Agri-Resources Ltd.	1,011	112

		189

Ireland-0.53%
AIB Group PLC(a)(b)	120	164
Bank of Ireland Group PLC	146	295
CRH PLC	122	3,693
Flutter Entertainment PLC(a)	12	1,476
Glanbia PLC.	31	329
Kerry Group PLC, Class A	22	2,523
Kingspan Group PLC	24	1,222
Smurfit Kappa Group PLC	38	1,202

		10,904

Israel-0.52%
Airport City Ltd.(b)	10	153
Alony Hetz Properties & Investments Ltd.	16	194
Amot Investments Ltd.	18	102
Azrieli Group Ltd.	5	298
Bank Hapoalim BM	163	1,056
Bank Leumi Le-Israel BM	228	1,241
Bezeq The Israeli Telecommunication Corp. Ltd.(b) .	324	233
Delek Group Ltd.	1	46
Elbit Systems Ltd.	4	547
Fattal Holdings 1998 Ltd.	1	69
First International Bank of Israel Ltd.	8	200
Gazit-Globe Ltd.	15	111
Harel Insurance Investments & Financial Services Ltd.	18	116
ICL Ltd.	99	347
Israel Corp. Ltd. (The)(b)	1	130

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Israel-(continued)
Israel Discount Bank Ltd., Class A	185	$606
Melisron Ltd.	2	81
Migdal Insurance & Financial Holdings Ltd.	87	56
Mivne Real Estate KD Ltd.(b)	103	223
Mizrahi Tefahot Bank Ltd.	20	413
Nice Ltd.(b)	10	1,672
Oil Refineries Ltd.	237	66
Paz Oil Co. Ltd.	2	177
Phoenix Holdings Ltd. (The)	20	106
Shapir Engineering and Industry Ltd.	17	120
Shikun & Binui Ltd.	28	117
Shufersal Ltd.	17	110
Strauss Group Ltd.	6	171
Teva Pharmaceutical Industries Ltd.(b)	152	1,681
Tower Semiconductor Ltd.(b)	15	295

		10,737

Italy-1.96%
A2A S.p.A	245	333
Amplifon S.p.A	18	412
Assicurazioni Generali S.p.A	199	2,837
Atlantia S.p.A	72	1,172
Banca Mediolanum S.p.A	40	244
Banco BPM S.p.A.(a)(b)	241	294
Buzzi Unicem S.p.A	11	215
Buzzi Unicem S.p.A., RSP	6	63
Davide Campari-Milano S.p.A	90	697
DiaSorin S.p.A	3	510
Enel S.p.A	1,194	8,155
Eni S.p.A	387	3,694
Ferrari N.V	19	2,984
FinecoBank Banca Fineco S.p.A	94	1,044
Hera S.p.A	121	448
Infrastrutture Wireless Italiane S.p.A.(c)	37	391
Intesa Sanpaolo S.p.A	2,320	3,616
Italgas S.p.A	59	330
Leonardo S.p.A	61	421
Mediaset S.p.A.(a)(b)	55	112
Mediobanca Banca di Credito Finanziario S.p.A	110	637
Moncler S.p.A	28	1,052
Nexi S.p.A.(b)(c)	40	606
Pirelli & C S.p.A.(c)	67	261
Poste Italiane S.p.A.(c)	73	620
PRADA S.p.A	81	262
Prysmian S.p.A	40	752
Recordati S.p.A	16	695
Saipem S.p.A.(b)	91	233
Salvatore Ferragamo S.p.A	10	124
Snam S.p.A	352	1,576
Telecom Italia S.p.A.(a)	1,600	634
Telecom Italia S.p.A., RSP	957	381
Terna Rete Elettrica Nazionale S.p.A	224	1,403
UniCredit S.p.A.(b)	349	2,687
Unione di Banche Italiane S.p.A	156	446
UnipolSai Assicurazioni S.p.A	90	221

		40,562

Japan-25.71%
77 Bank Ltd. (The)	11	149
ABC-Mart, Inc.	4	206
Acom Co. Ltd.	60	246

	Shares	Value
Japan-(continued)
Advantest Corp.	31	$1,528
Aeon Co. Ltd.	110	2,234
AEON Financial Service Co. Ltd.	18	190
Aeon Mall Co. Ltd.	19	243
AGC, Inc.	28	707
Aica Kogyo Co. Ltd.	8	235
Ain Holdings, Inc.	4	226
Air Water, Inc.	24	327
Aisin Seiki Co. Ltd.	28	816
Ajinomoto Co., Inc.	76	1,362
Alfresa Holdings Corp.	28	565
Alps Alpine Co. Ltd.	30	315
Amada Co. Ltd.	52	478
Amano Corp.	10	207
ANA Holdings, Inc.	18	387
Anritsu Corp.(a)	21	430
Aozora Bank Ltd.	18	325
Ariake Japan Co. Ltd.	3	175
Asahi Group Holdings Ltd.	60	2,098
Asahi Intecc Co. Ltd.	29	776
Asahi Kasei Corp.	191	1,366
Asics Corp.	28	270
ASKUL Corp.	3	86
Astellas Pharma, Inc.	290	4,845
Autobacs Seven Co. Ltd.	10	118
Azbil Corp.	20	532
Bandai Namco Holdings, Inc.	30	1,524
Bank of Kyoto Ltd. (The)(a)	11	382
Benefit One, Inc.	10	178
Benesse Holdings, Inc.	11	316
Bic Camera, Inc.	24	225
Bridgestone Corp.	90	2,843
Brother Industries Ltd.	37	635
Calbee, Inc.	12	366
Canon Marketing Japan, Inc.	7	137
Canon, Inc.	155	3,311
Capcom Co. Ltd.	14	431
Casio Computer Co. Ltd.	34	544
Central Japan Railway Co.	28	4,453
Chiba Bank Ltd. (The)	104	488
Chubu Electric Power Co., Inc.	111	1,514
Chugai Pharmaceutical Co. Ltd.	33	3,953
Chugoku Bank Ltd. (The)	27	251
Chugoku Electric Power Co., Inc. (The)	46	622
Citizen Watch Co. Ltd.	43	154
Coca-Cola Bottlers Japan Holdings, Inc.(a)	23	418
COMSYS Holdings Corp.	18	505
Concordia Financial Group Ltd.	171	531
Cosmo Energy Holdings Co. Ltd.	10	153
Cosmos Pharmaceutical Corp.	1	269
Credit Saison Co. Ltd.	25	289
CyberAgent, Inc.	15	637
Dai Nippon Printing Co. Ltd.	47	1,007
Daicel Corp.	47	385
Daido Steel Co. Ltd.	6	202
Daifuku Co. Ltd.	15	1,056
Dai-ichi Life Holdings, Inc.	168	2,138
Daiichi Sankyo Co. Ltd.	98	6,765
Daiichikosho Co. Ltd.	7	213
Daikin Industries Ltd.	41	5,370

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Japan-(continued)
Daishi Hokuetsu Financial Group, Inc.	7	$154
Daito Trust Construction Co. Ltd.	10	965
Daiwa House Industry Co. Ltd.	101	2,604
Daiwa Securities Group, Inc.	241	1,011
DeNA Co. Ltd.	17	211
Denka Co. Ltd.	14	340
Denso Corp.	70	2,495
Dentsu Group, Inc.	35	746
DIC Corp.	13	307
Disco Corp.	4	911
DMG Mori Co. Ltd.	16	167
Dowa Holdings Co. Ltd.	7	197
East Japan Railway Co.	56	4,123
Ebara Corp.	16	359
Eisai Co. Ltd.	41	2,887
Electric Power Development Co. Ltd.	26	525
Ezaki Glico Co. Ltd.	8	352
FamilyMart Co. Ltd.	36	617
Fancl Corp.	10	243
FANUC Corp.	30	5,002
Fast Retailing Co. Ltd.	8	3,853
FP Corp.	4	303
Fuji Electric Co. Ltd.	18	437
Fuji Media Holdings, Inc.	7	71
Fuji Oil Holdings, Inc.	7	165
Fuji Seal International, Inc.	7	123
FUJIFILM Holdings Corp.	57	2,739
Fujikura Ltd.	43	128
Fujitsu General Ltd.	9	151
Fujitsu Ltd.	30	2,956
Fukuoka Financial Group, Inc.	23	333
Fukuyama Transporting Co. Ltd.	5	175
Furukawa Electric Co. Ltd.	10	191
Fuyo General Lease Co. Ltd.	3	152
Glory Ltd.	9	205
GMO internet, Inc.	9	199
GMO Payment Gateway, Inc.	6	541
GOLDWIN, Inc.	6	327
GS Yuasa Corp.	12	173
GungHo Online Entertainment, Inc.	5	78
Gunma Bank Ltd. (The)	68	220
H.I.S. Co. Ltd.	5	67
H2O Retailing Corp.	14	111
Hachijuni Bank Ltd. (The)	65	234
Hakuhodo DY Holdings, Inc.	38	427
Hamamatsu Photonics K.K	21	929
Hankyu Hanshin Holdings, Inc.	34	1,176
Haseko Corp.	44	486
Heiwa Corp.	8	136
Hikari Tsushin, Inc.	3	589
Hino Motors Ltd.	42	254
Hirose Electric Co. Ltd.	5	555
Hiroshima Bank Ltd. (The)	46	193
Hisamitsu Pharmaceutical Co., Inc.	11	523
Hitachi Capital Corp.	7	138
Hitachi Chemical Co. Ltd.	4	172
Hitachi Construction Machinery Co. Ltd.	17	405
Hitachi Ltd.	142	4,304
Hitachi Metals Ltd.	31	306
Hitachi Transport System Ltd.	7	173

	Shares	Value
Japan-(continued)
Hokuhoku Financial Group, Inc.	20	$164
Hokuriku Electric Power Co.	27	183
Honda Motor Co. Ltd.	267	6,518
Horiba Ltd.	6	323
Hoshizaki Corp.	8	616
House Foods Group, Inc.	12	379
Hoya Corp.	57	5,259
Hulic Co. Ltd.	56	561
Ibiden Co. Ltd.	17	442
Ichigo, Inc.(a)	32	84
Idemitsu Kosan Co. Ltd.	37	855
IHI Corp.	21	265
Iida Group Holdings Co. Ltd.	22	296
INPEX Corp.	145	937
Isetan Mitsukoshi Holdings Ltd.	57	351
Isuzu Motors Ltd.	79	609
Ito En Ltd.	9	503
ITOCHU Corp.(a)	209	4,153
Itochu Techno-Solutions Corp.	16	494
Itoham Yonekyu Holdings, Inc.	21	123
Iyo Bank Ltd. (The)	43	232
Izumi Co. Ltd.	6	178
J Front Retailing Co. Ltd.	39	324
Japan Airlines Co. Ltd.	19	345
Japan Airport Terminal Co. Ltd.	7	290
Japan Aviation Electronics Industry Ltd.	7	92
Japan Exchange Group, Inc.	85	1,599
Japan Petroleum Exploration Co. Ltd.	5	87
Japan Post Bank Co. Ltd.(a)	65	607
Japan Post Holdings Co. Ltd.	203	1,642
Japan Post Insurance Co. Ltd.	30	388
Japan Steel Works Ltd. (The)	10	125
Japan Tobacco, Inc.	182	3,429
JCR Pharmaceuticals Co. Ltd.	2	194
JFE Holdings, Inc.	82	555
JGC Holdings Corp.	34	335
JSR Corp.	30	572
JTEKT Corp.	36	268
Justsystems Corp.	5	309
JXTG Holdings, Inc.	433	1,550
Kagome Co. Ltd.	12	308
Kajima Corp.	72	761
Kakaku.com, Inc.	21	432
Kaken Pharmaceutical Co. Ltd.	5	276
Kamigumi Co. Ltd.	16	285
Kandenko Co. Ltd.	16	135
Kaneka Corp.	9	235
Kansai Electric Power Co., Inc. (The)	115	1,188
Kansai Mirai Financial Group, Inc.	28	96
Kansai Paint Co. Ltd.	31	597
Kao Corp.	73	5,677
Kawasaki Heavy Industries Ltd.	23	354
Kawasaki Kisen Kaisha Ltd.(b)	13	131
KDDI Corp.	260	7,559
Keihan Holdings Co. Ltd.	15	680
Keikyu Corp.	39	646
Keio Corp.	18	1,027
Keisei Electric Railway Co. Ltd.	22	671
Kewpie Corp.	18	360
Keyence Corp.	27	9,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Japan-(continued)
Kikkoman Corp.	28	$1,304
Kinden Corp.	21	343
Kintetsu Group Holdings Co. Ltd.	28	1,351
Kirin Holdings Co. Ltd.	123	2,391
Kissei Pharmaceutical Co. Ltd.	5	120
Kobayashi Pharmaceutical Co. Ltd.	9	837
Kobe Bussan Co. Ltd.	4	194
Kobe Steel Ltd.(b)	47	160
Koei Tecmo Holdings Co. Ltd.	9	240
Koito Manufacturing Co. Ltd.	18	688
KOKUYO Co. Ltd.	13	160
Komatsu Ltd.	140	2,700
Konami Holdings Corp.	15	478
Konica Minolta, Inc.	72	283
Kose Corp.	4	503
Kotobuki Spirits Co. Ltd.	3	120
K’s Holdings Corp.	26	287
Kubota Corp.	170	2,141
Kuraray Co. Ltd.	56	568
Kurita Water Industries Ltd.	17	482
Kusuri no Aoki Holdings Co. Ltd.	2	157
Kyocera Corp.	47	2,540
Kyoritsu Maintenance Co. Ltd.	4	99
Kyowa Exeo Corp.	14	346
Kyowa Kirin Co. Ltd.	40	942
Kyudenko Corp.	6	169
Kyushu Electric Power Co., Inc.	73	582
Kyushu Financial Group, Inc.	61	259
Kyushu Railway Co.	25	679
Lasertec Corp.	12	809
Lawson, Inc.	7	365
LINE Corp.(b)	8	394
Lintec Corp.	8	173
Lion Corp.	40	842
LIXIL Group Corp.	41	502
M3, Inc.	64	2,328
Mabuchi Motor Co. Ltd.	8	251
Maeda Corp.	21	171
Maeda Road Construction Co. Ltd.	9	169
Makita Corp.	39	1,284
Mani, Inc.	9	202
Marubeni Corp.	248	1,215
Maruha Nichiro Corp.	6	127
Marui Group Co. Ltd.	33	547
Maruichi Steel Tube Ltd.	10	228
Matsui Securities Co. Ltd.	16	118
Matsumotokiyoshi Holdings Co. Ltd.	12	416
Mazda Motor Corp.	90	515
Mebuki Financial Group, Inc.	161	342
Medipal Holdings Corp.	25	490
Megmilk Snow Brand Co. Ltd.	7	161
MEIJI Holdings Co. Ltd.	21	1,467
MINEBEA MITSUMI, Inc.	64	1,062
Miraca Holdings, Inc.	8	202
MISUMI Group, Inc.	44	1,064
Mitsubishi Chemical Holdings Corp.	195	1,126
Mitsubishi Corp.	183	3,936
Mitsubishi Electric Corp.	303	3,798
Mitsubishi Estate Co. Ltd.	181	2,983
Mitsubishi Gas Chemical Co., Inc.	30	373

	Shares	Value
Japan-(continued)
Mitsubishi Heavy Industries Ltd.	45	$1,163
Mitsubishi Logistics Corp.	11	246
Mitsubishi Materials Corp.	20	414
Mitsubishi Motors Corp.	99	282
Mitsubishi Shokuhin Co. Ltd.	2	50
Mitsubishi UFJ Financial Group, Inc.	1,915	7,777
Mitsubishi UFJ Lease & Finance Co. Ltd.	69	335
Mitsui & Co. Ltd.	259	3,667
Mitsui Chemicals, Inc.	29	577
Mitsui Fudosan Co. Ltd.	144	2,691
Mitsui Mining & Smelting Co. Ltd.	9	173
Mitsui OSK Lines Ltd.	17	301
Miura Co. Ltd.	16	661
Mizuho Financial Group, Inc.	3,899	4,587
Mochida Pharmaceutical Co. Ltd.	4	157
MonotaRO Co. Ltd.	18	584
Morinaga & Co. Ltd.	6	249
Morinaga Milk Industry Co. Ltd.	6	235
MS&AD Insurance Group Holdings, Inc.	77	2,248
Murata Manufacturing Co. Ltd.	88	4,953
Nabtesco Corp.	18	524
Nagase & Co. Ltd.	17	207
Nagoya Railroad Co. Ltd.	29	839
Nankai Electric Railway Co. Ltd.	17	382
NEC Corp.	40	1,558
NET One Systems Co. Ltd.	13	378
Nexon Co. Ltd.	64	1,044
NGK Insulators Ltd.	42	559
NGK Spark Plug Co. Ltd.	30	455
NH Foods Ltd.	16	577
NHK Spring Co. Ltd.	26	173
Nichirei Corp.	17	427
Nidec Corp.	72	4,232
Nifco, Inc.	14	274
Nihon Kohden Corp.	12	433
Nihon M&A Center, Inc.	20	665
Nihon Unisys Ltd.	10	294
Nikon Corp.	55	518
Nintendo Co. Ltd.	16	6,681
Nippo Corp.	8	182
Nippon Electric Glass Co. Ltd.	13	193
Nippon Express Co. Ltd.	11	544
Nippon Kayaku Co. Ltd.	27	264
Nippon Paint Holdings Co. Ltd.(a)	24	1,394
Nippon Paper Industries Co. Ltd.	15	217
Nippon Shinyaku Co. Ltd.	8	566
Nippon Shokubai Co. Ltd.	5	239
Nippon Steel Corp.	127	1,083
Nippon Telegraph & Telephone Corp.	183	4,181
Nippon Television Holdings, Inc.	4	45
Nippon Yusen KK	25	334
Nipro Corp.	19	215
Nishi-Nippon Financial Holdings, Inc.	25	148
Nishi-Nippon Railroad Co. Ltd.	12	296
Nissan Chemical Corp.	21	813
Nissan Motor Co. Ltd.	296	1,024
Nissan Shatai Co. Ltd.	10	82
Nisshin Seifun Group, Inc.	41	645
Nisshinbo Holdings, Inc.	20	142
Nissin Foods Holdings Co. Ltd.	11	909

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Japan-(continued)
Nitori Holdings Co. Ltd.	11	$1,699
Nitto Denko Corp.	24	1,214
Noevir Holdings Co. Ltd.	2	95
NOF Corp.	11	368
NOK Corp.	18	212
Nomura Holdings, Inc.	455	1,914
Nomura Real Estate Holdings, Inc.	19	315
Nomura Research Institute Ltd.	40	985
NS Solutions Corp.	5	126
NSK Ltd.	72	504
NTN Corp.	67	130
NTT Data Corp.	100	1,033
NTT DOCOMO, Inc.	174	5,122
Obayashi Corp.	107	953
OBIC Business Consultants Co. Ltd.	2	90
Obic Co. Ltd.	10	1,517
Odakyu Electric Railway Co. Ltd.	48	1,065
Oji Holdings Corp.	139	715
OKUMA Corp.	5	193
Olympus Corp.	152	2,453
Omron Corp.	29	1,725
Ono Pharmaceutical Co. Ltd.	67	1,623
Open House Co. Ltd.	10	222
Oracle Corp. Japan	5	520
Orient Corp.	90	104
Oriental Land Co. Ltd.	29	3,710
ORIX Corp.	197	2,375
Osaka Gas Co. Ltd.	62	1,159
OSG Corp.	11	145
Otsuka Corp.	16	725
Otsuka Holdings Co. Ltd.	66	2,626
Paltac Corp.	5	264
Pan Pacific International Holdings Corp.	80	1,558
Panasonic Corp.	326	2,521
Park24 Co. Ltd.	17	275
Penta-Ocean Construction Co. Ltd.	44	226
PeptiDream, Inc.(b)	13	492
Persol Holdings Co. Ltd.	27	318
Pigeon Corp.	17	610
Pilot Corp.	4	136
Pola Orbis Holdings, Inc.	12	215
Rakuten, Inc.	127	1,088
Recruit Holdings Co. Ltd.	191	5,683
Relo Group, Inc.	16	352
Renesas Electronics Corp.(b)	110	597
Rengo Co. Ltd.	33	262
Resona Holdings, Inc.	347	1,094
Resorttrust, Inc.	10	104
Ricoh Co. Ltd.	108	747
Rinnai Corp.	6	458
Rohm Co. Ltd.	14	898
Rohto Pharmaceutical Co. Ltd.	15	441
Ryohin Keikaku Co. Ltd.	36	435
Sankyo Co. Ltd.	8	222
Sankyu, Inc.	8	312
Sanrio Co. Ltd.	9	136
Santen Pharmaceutical Co. Ltd.	57	1,015
Sanwa Holdings Corp.	31	245
Sapporo Holdings Ltd.	10	193
Sawai Pharmaceutical Co. Ltd.	6	330

	Shares	Value
Japan-(continued)
SBI Holdings, Inc.	36	$684
SCREEN Holdings Co. Ltd.	6	295
SCSK Corp.	7	318
Secom Co. Ltd.	30	2,526
Sega Sammy Holdings, Inc.	31	380
Seibu Holdings, Inc.	34	412
Seiko Epson Corp.	44	505
Seino Holdings Co. Ltd.	23	277
Sekisui Chemical Co. Ltd.	57	730
Sekisui House Ltd.	89	1,547
Seven & i Holdings Co. Ltd.	119	3,954
Seven Bank Ltd.	104	284
SG Holdings Co. Ltd.	33	923
Sharp Corp.(b)	23	258
Shiga Bank Ltd. (The)	8	190
Shikoku Electric Power Co., Inc.	24	187
Shimadzu Corp.	41	1,029
Shimamura Co. Ltd.	3	191
Shimano, Inc.	12	1,778
Shimizu Corp.	90	704
Shin-Etsu Chemical Co. Ltd.	62	6,966
Shinsei Bank Ltd.	30	366
Shionogi & Co. Ltd.	43	2,384
Ship Healthcare Holdings, Inc.	6	274
Shiseido Co. Ltd.	60	3,579
Shizuoka Bank Ltd. (The)	83	508
SHO-BOND Holdings Co. Ltd.	8	327
Shochiku Co. Ltd.	2	220
Showa Denko K.K.	23	511
SKY Perfect JSAT Holdings, Inc.	19	72
Skylark Holdings Co. Ltd.	30	449
SMC Corp.	9	4,124
SMS Co. Ltd.	7	155
Softbank Corp.	247	3,382
SoftBank Group Corp.	249	10,788
Sohgo Security Services Co. Ltd.	10	483
Sojitz Corp.	199	469
Sompo Holdings, Inc.	53	1,735
Sony Corp.	188	12,187
Sony Financial Holdings, Inc.	24	464
Sotetsu Holdings, Inc.	12	310
Square Enix Holdings Co. Ltd.	12	494
Stanley Electric Co. Ltd.	23	532
Subaru Corp.	95	1,932
Sugi Holdings Co. Ltd.	5	302
SUMCO Corp.	34	493
Sumitomo Bakelite Co. Ltd.	5	132
Sumitomo Chemical Co. Ltd.	239	747
Sumitomo Corp.	172	1,976
Sumitomo Dainippon Pharma Co. Ltd.	26	364
Sumitomo Electric Industries Ltd.	119	1,239
Sumitomo Forestry Co. Ltd.	21	265
Sumitomo Heavy Industries Ltd.	18	386
Sumitomo Metal Mining Co. Ltd.	38	966
Sumitomo Mitsui Financial Group, Inc.	200	5,319
Sumitomo Mitsui Trust Holdings, Inc.	56	1,655
Sumitomo Osaka Cement Co. Ltd.	5	166
Sumitomo Realty & Development Co. Ltd.	62	1,689
Sumitomo Rubber Industries Ltd.	28	276
Sundrug Co. Ltd.	10	346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Japan-(continued)
Suntory Beverage & Food Ltd.	20	$758
Sushiro Global Holdings Ltd.	16	251
Suzuken Co. Ltd.	12	467
Suzuki Motor Corp.	66	2,141
Sysmex Corp.	29	2,018
T&D Holdings, Inc.	84	738
Tadano Ltd.	18	139
Taiheiyo Cement Corp.	19	380
Taisei Corp.	31	981
Taisho Pharmaceutical Holdings Co. Ltd.	7	441
Taiyo Nippon Sanso Corp.	23	362
Taiyo Yuden Co. Ltd.	18	510
Takara Bio, Inc.	7	158
Takara Holdings, Inc.	28	209
Takashimaya Co. Ltd.	23	210
Takeda Pharmaceutical Co. Ltd.	233	8,461
TDK Corp.	19	1,667
TechnoPro Holdings, Inc.	6	348
Teijin Ltd.	28	452
Terumo Corp.	100	3,340
THK Co. Ltd.	18	439
TIS, Inc.	36	698
Tobu Railway Co. Ltd.	32	1,097
Toda Corp.	37	218
Toho Co. Ltd.	18	596
Toho Gas Co. Ltd.	14	689
Tohoku Electric Power Co., Inc.	75	710
Tokai Carbon Co. Ltd.	31	260
Tokai Rika Co. Ltd.	8	104
Tokio Marine Holdings, Inc.	102	4,851
Tokuyama Corp.	11	237
Tokyo Broadcasting System Holdings, Inc.	6	94
Tokyo Century Corp.	7	241
Tokyo Electric Power Co. Holdings, Inc.(b)	247	838
Tokyo Electron Ltd.	23	4,934
Tokyo Gas Co. Ltd.	66	1,455
Tokyo Tatemono Co. Ltd.	33	379
Tokyu Corp.	78	1,185
Tokyu Fudosan Holdings Corp.	94	470
Topcon Corp.	17	142
Toppan Printing Co. Ltd.	41	618
Toray Industries, Inc.	240	1,120
Toshiba Corp.	67	1,684
Toshiba TEC Corp.	4	132
Tosoh Corp.	45	559
TOTO Ltd.	23	815
Toyo Seikan Group Holdings Ltd.	25	257
Toyo Suisan Kaisha Ltd.	14	676
Toyo Tire Corp.	16	193
Toyobo Co. Ltd.	14	166
Toyoda Gosei Co. Ltd.	12	226
Toyota Boshoku Corp.	10	126
Toyota Industries Corp.	25	1,269
Toyota Motor Corp.	377	23,501
Toyota Tsusho Corp.	35	847
Trend Micro, Inc.	18	921
TS Tech Co. Ltd.	8	218
Tsumura & Co.	10	279
Tsuruha Holdings, Inc.	6	807
TV Asahi Holdings Corp.	3	45

	Shares	Value
Japan-(continued)
Ube Industries Ltd.	17	$290
Ulvac, Inc.	8	224
Unicharm Corp.	61	2,253
Ushio, Inc.	19	203
USS Co. Ltd.	34	544
Wacoal Holdings Corp.	10	204
Welcia Holdings Co. Ltd.	8	581
West Japan Railway Co.	28	1,746
Yakult Honsha Co. Ltd.	19	1,114
Yamada Denki Co. Ltd.	116	555
Yamaguchi Financial Group, Inc.	36	196
Yamaha Corp.	24	983
Yamaha Motor Co. Ltd.	44	577
Yamato Holdings Co. Ltd.	56	989
Yamato Kogyo Co. Ltd.	6	120
Yamazaki Baking Co. Ltd.(a)	20	355
Yaoko Co. Ltd.	3	187
Yaskawa Electric Corp.	40	1,334
Yokogawa Electric Corp.	38	526
Yokohama Rubber Co. Ltd. (The)	17	221
Z Holdings Corp.	399	1,563
Zenkoku Hosho Co. Ltd.	8	237
Zensho Holdings Co. Ltd.	15	300
Zeon Corp.	23	205
ZOZO, Inc.	12	195

		530,830

Jordan-0.03%
Hikma Pharmaceuticals PLC	22	658

Kazakhstan-0.01%
KAZ Minerals PLC	37	193

Luxembourg-0.16%
ArcelorMittal S.A.	95	1,041
Eurofins Scientific SE	2	1,106
L’Occitane International S.A.	72	110
RTL Group S.A.	6	200
SES S.A., FDR	56	374
Tenaris S.A.	74	518

		3,349

Macau-0.22%
Galaxy Entertainment Group Ltd.	335	2,180
Macau Legend Development Ltd.(b)	265	32
MGM China Holdings Ltd.	118	148
Sands China Ltd.	380	1,564
SJM Holdings Ltd.	296	293
Wynn Macau Ltd.	231	405

		4,622

Malaysia-0.00%
Wing Tai Holdings Ltd.	58	71

Mexico-0.01%
Fresnillo PLC(a)	29	260

Netherlands-3.19%
Aalberts N.V.	15	422
ABN AMRO Bank N.V., CVA(c)	64	491
Adyen N.V.(b)(c)	4	3,948
Aegon N.V.	277	713
Akzo Nobel N.V.	30	2,274
Altice Europe N.V.(b)	84	335

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Netherlands-(continued)
argenx SE(b)	7	$1,054
ASM International N.V.	7	770
ASML Holding N.V.	61	18,083
ASR Nederland N.V.	22	592
Boskalis Westminster	13	226
Euronext N.V.(c)	9	755
EXOR N.V.	16	874
GrandVision N.V.(c)	8	212
Heineken Holding N.V	16	1,246
Heineken N.V.(a)	36	3,061
ING Groep N.V.	606	3,324
Just Eat Takeaway.com N.V.(b)(c)	17	1,734
Koninklijke Ahold Delhaize N.V.	167	4,053
Koninklijke DSM N.V.	27	3,305
Koninklijke KPN N.V.	508	1,175
Koninklijke Philips N.V.	137	5,960
Koninklijke Vopak N.V.	10	576
NN Group N.V.	52	1,504
OCI N.V.(b)	15	182
Prosus N.V.(b)	66	5,001
Randstad N.V.	17	682
Signify N.V.(c)	16	326
Wolters Kluwer N.V.	41	3,014

		65,892

New Zealand-0.36%
a2 Milk Co. Ltd.(b)	110	1,332
Air New Zealand Ltd.	80	66
Auckland International Airport Ltd.	147	552
Contact Energy Ltd.	114	443
Fisher & Paykel Healthcare Corp. Ltd.	89	1,504
Fletcher Building Ltd.	130	297
Kiwi Property Group Ltd.	225	134
Mercury NZ Ltd.	108	304
Meridian Energy Ltd.	195	540
Ryman Healthcare Ltd.	65	486
SKYCITY Entertainment Group Ltd.	106	174
Spark New Zealand Ltd.	291	797
Xero Ltd.(b)	14	729

		7,358

Norway-0.55%
Aker ASA, Class A(b)	4	106
Aker BP ASA	16	266
DNB ASA	162	1,969
Equinor ASA	153	2,148
Gjensidige Forsikring ASA	26	460
Leroy Seafood Group ASA	40	213
Mowi ASA	64	1,099
Norsk Hydro ASA	212	543
Orkla ASA	123	1,116
Salmar ASA	8	313
Schibsted ASA, Class A	13	277
Schibsted ASA, Class B	14	273
Telenor ASA	102	1,570
Yara International ASA	28	957

		11,310

Poland-0.24%
Bank Polska Kasa Opieki S.A.	24	301
CD Projekt S.A.	10	864

	Shares	Value
Poland-(continued)
Cyfrowy Polsat S.A.	41	$253
Dino Polska S.A.(b)(c)	7	295
Grupa Lotos S.A	15	226
KGHM Polska Miedz S.A.(b)	21	390
mBank S.A.(b)	2	106
PGE Polska Grupa Energetyczna S.A.(b)	111	110
Polski Koncern Naftowy ORLEN S.A	48	723
Polskie Gornictwo Naftowe i Gazownictwo S.A	266	238
Powszechna Kasa Oszczednosci Bank Polski S.A.	130	691
Powszechny Zaklad Ubezpieczen S.A.	86	629
Santander Bank Polska S.A.	5	197

		5,023

Portugal-0.15%
EDP - Energias de Portugal S.A.	360	1,518
Galp Energia SGPS S.A.	82	944
Jeronimo Martins SGPS S.A.	39	659

		3,121

Russia-0.06%
Evraz PLC	85	284
Polymetal International PLC	48	989

		1,273

Singapore-1.18%
Ascendas REIT	451	952
Ascott Residence Trust	272	173
BOC Aviation Ltd.(c)	33	223
CapitaLand Commercial Trust	374	428
CapitaLand Ltd.	399	853
CapitaLand Mall Trust	366	491
City Developments Ltd.	74	418
ComfortDelGro Corp. Ltd.	325	381
DBS Group Holdings Ltd.	277	3,928
Frasers Property Ltd.	55	48
Genting Singapore Ltd.	916	511
Jardine Cycle & Carriage Ltd.	16	229
Keppel Corp. Ltd.	227	964
Keppel REIT.	300	226
Mapletree Commercial Trust.	291	405
Mapletree Industrial Trust	201	364
Mapletree Logistics Trust	367	469
Olam International Ltd.	95	101
Oversea-Chinese Banking Corp. Ltd.	519	3,333
SATS Ltd.	100	233
Sembcorp Industries Ltd.	144	166
Sembcorp Marine Ltd.(b)	129	69
SIA Engineering Co. Ltd.	37	49
Singapore Airlines Ltd.	81	352
Singapore Exchange Ltd.	130	891
Singapore Post Ltd.	240	125
Singapore Press Holdings Ltd.	253	273
Singapore Technologies Engineering Ltd.	242	590
Singapore Telecommunications Ltd.	1,142	2,296
StarHub Ltd.	91	96
Suntec REIT	299	297
United Overseas Bank Ltd.	196	2,832
UOL Group Ltd.	75	364
Venture Corp. Ltd.	40	450
Wilmar International Ltd.	308	781

		24,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
South Africa-0.18%
Anglo American PLC	192	$3,427
Investec PLC	101	209

		3,636

South Korea-4.48%
Amorepacific Corp.	5	726
Amorepacific Corp., Preference Shares	2	103
Amorepacific Group	4	191
BGF Co. Ltd.	1	4
BGF retail Co. Ltd.	1	130
BNK Financial Group, Inc.	46	191
Celltrion Healthcare Co. Ltd.(b)	8	555
Celltrion, Inc.(b)	16	2,764
Cheil Worldwide, Inc.	11	160
CJ CheilJedang Corp.	1	224
CJ Corp.	2	133
CJ ENM Co. Ltd.	1	105
CJ Logistics Corp.(b)	1	121
Coway Co. Ltd.	9	454
Daelim Industrial Co. Ltd.	4	289
Daewoo Engineering & Construction Co. Ltd.(b)	28	82
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	7	99
DB Insurance Co. Ltd.	7	254
DGB Financial Group, Inc.	24	104
Dongsuh Cos., Inc.	5	71
Doosan Bobcat, Inc.	4	77
Doosan Fuel Cell Co. Ltd.(b)	3	18
Doosan Heavy Industries & Construction Co. Ltd.(b)	10	33
Doosan Infracore Co. Ltd.(b)	21	74
Doosan Solus Co. Ltd.(b)	1	27
E-MART, Inc.	3	295
Fila Holdings Corp.	8	228
GS Engineering & Construction Corp.	9	187
GS Holdings Corp.	8	253
GS Retail Co. Ltd.	4	125
Hana Financial Group, Inc.	46	1,042
Hankook Tire & Technology Co. Ltd.	12	209
Hanmi Pharm Co. Ltd.	1	213
Hanmi Science Co. Ltd.	2	47
Hanon Systems.	25	187
Hanssem Co. Ltd.	2	119
Hanwha Aerospace Co. Ltd.(b)	6	132
Hanwha Corp.	8	136
Hanwha Corp., Preference Shares	3	28
Hanwha Life Insurance Co. Ltd.	38	56
Hanwha Solutions Corp.	13	155
HDC Holdings Co. Ltd.	3	23
HDC Hyundai Development Co.-Engineering & Construction, Class E	5	77
Helixmith Co. Ltd.(b)	3	164
Hite Jinro Co. Ltd.	5	133
HLB, Inc.(b)	5	394
Hotel Shilla Co. Ltd.	5	350
Hyundai Construction Equipment Co. Ltd.(b)	2	30
Hyundai Department Store Co. Ltd.	2	119
Hyundai Engineering & Construction Co. Ltd.	11	316
Hyundai Glovis Co. Ltd.	3	250
Hyundai Heavy Industries Holdings Co. Ltd.	2	399

	Shares	Value
South Korea-(continued)
Hyundai Marine & Fire Insurance Co. Ltd.	10	$214
Hyundai Mipo Dockyard Co. Ltd.	3	76
Hyundai Mobis Co. Ltd.	10	1,412
Hyundai Motor Co.	22	1,690
Hyundai Motor Co., First Pfd	3	140
Hyundai Motor Co., Second Pfd	6	289
Hyundai Steel Co.	12	213
Hyundai Wia Corp.	2	54
Industrial Bank of Korea	42	272
Kakao Corp.	8	1,208
Kangwon Land, Inc.	17	349
KB Financial Group, Inc.	60	1,711
KEPCO Plant Service & Engineering Co. Ltd.	3	80
Kia Motors Corp.	41	998
Korea Aerospace Industries Ltd.	10	211
Korea Electric Power Corp.(b)	40	783
Korea Gas Corp.	4	88
Korea Investment Holdings Co. Ltd.	6	247
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	7	475
Korea Zinc Co. Ltd.	2	634
Korean Air Lines Co. Ltd.(b)	8	130
KT&G Corp.	17	1,132
Kumho Petrochemical Co. Ltd.	3	188
LG Chem Ltd.	7	2,163
LG Chem Ltd., Preference Shares	1	142
LG Corp.	14	712
LG Display Co. Ltd.(b)	35	317
LG Electronics, Inc.	17	766
LG Electronics, Inc., Preference Shares	3	52
LG Household & Health Care Ltd.	1	1,137
LG Uplus Corp.	31	340
Lotte Chemical Corp.	2	354
Lotte Chilsung Beverage Co. Ltd.	1	89
Lotte Corp.	4	132
LOTTE Fine Chemical Co. Ltd.	3	96
Lotte Shopping Co. Ltd.	2	164
LS Corp.	3	93
Mando Corp.	5	97
Medy-Tox, Inc.	1	95
Mirae Asset Daewoo Co. Ltd.	58	267
Mirae Asset Daewoo Co. Ltd., Second Pfd	22	56
NAVER Corp.	20	3,242
NCSoft Corp.	3	1,583
Netmarble Corp.(b)(c)	3	235
NH Investment & Securities Co. Ltd.	20	159
NHN Corp.(b)	1	63
OCI Co. Ltd.(b)	3	98
Orion Corp.	3	305
Paradise Co. Ltd.	7	90
POSCO.	10	1,514
POSCO Chemical Co. Ltd.	3	128
Posco International Corp.	8	93
S-1 Corp.	3	213
Samsung Biologics Co. Ltd.(b)(c)	2	954
Samsung C&T Corp.	13	1,131
Samsung Card Co. Ltd.	5	123
Samsung Electro-Mechanics Co. Ltd.	9	838
Samsung Electronics Co. Ltd.	722	29,628
Samsung Electronics Co. Ltd., Preference Shares	126	4,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
South Korea-(continued)
Samsung Engineering Co. Ltd.(b)	25	$236
Samsung Fire & Marine Insurance Co. Ltd.	5	782
Samsung Heavy Industries Co. Ltd.(b)	62	218
Samsung Life Insurance Co. Ltd.	10	403
Samsung SDI Co. Ltd.	8	1,878
Samsung SDS Co. Ltd.	5	667
Samsung Securities Co. Ltd.	10	247
Shinhan Financial Group Co. Ltd.	70	1,755
Shinsegae, Inc.	1	217
SillaJen, Inc.(b)	8	83
SK Holdings Co. Ltd.	5	747
SK Hynix, Inc.	79	5,427
SK Innovation Co. Ltd.	9	726
SK Networks Co. Ltd.	24	106
SK Telecom Co. Ltd.	4	694
SKC Co. Ltd.	3	122
S-Oil Corp.	6	345
Ssangyong Cement Industrial Co. Ltd.	16	67
Woori Financial Group, Inc.	86	596
Yuhan Corp.	5	193

		92,597

Spain-2.28%
Acciona S.A.	3	297
ACS Actividades de Construccion y Servicios S.A.	37	923
Aena SME S.A.(c)	11	1,392
Amadeus IT Group S.A.	62	2,983
Banco Bilbao Vizcaya Argentaria S.A.	1,031	3,373
Banco de Sabadell S.A.	902	374
Banco Santander S.A.	2,514	5,610
Bankia S.A.	185	188
Bankinter S.A.	109	449
CaixaBank S.A.	550	989
Cellnex Telecom S.A.(b)(c)	42	2,199
EDP Renovaveis S.A.	24	294
Enagas S.A.	36	840
Endesa S.A.	50	1,109
Ferrovial S.A.	74	1,848
Grifols S.A.	52	1,769
Iberdrola S.A.	910	9,110
Industria de Diseno Textil S.A.	162	4,125
Inmobiliaria Colonial SOCIMI S.A.	47	453
Mapfre S.A.	157	287
Merlin Properties SOCIMI S.A.	53	491
Naturgy Energy Group S.A.	47	829
Red Electrica Corp. S.A.	68	1,196
Repsol S.A.	212	1,931
Siemens Gamesa Renewable Energy S.A	36	535
Telefonica S.A.	697	3,191
Zardoya Otis S.A.	28	195

		46,980

Sweden-2.68%
Alfa Laval AB(b)	50	939
Assa Abloy AB, Class B	140	2,523
Atlas Copco AB, Class A	96	3,335
Atlas Copco AB, Class B	58	1,813
Boliden AB(a)	43	882
Castellum AB	42	737
Electrolux AB, Series B	35	483
Electrolux Professional AB, Class B(b)	35	80

	Shares	Value
Sweden-(continued)
Elekta AB, Class B(a)	56	$518
Epiroc AB, Class A	100	1,005
Epiroc AB, Class B	60	595
EQT AB(b)	31	433
Essity AB, Class B	94	3,056
Fastighets AB Balder, Class B(b)	15	593
Hennes & Mauritz AB, Class B(a)	134	1,869
Hexagon AB, Class B(a)(b)	40	1,995
Hufvudstaden AB, Class A.	17	218
Husqvarna AB, Class B	59	357
ICA Gruppen AB(a)	12	524
Industrivarden AB, Class A(b)	33	685
Industrivarden AB, Class C(b)	27	559
Investment AB Latour, Class B(a)	19	285
Investor AB, Class A	21	1,045
Investor AB, Class B	70	3,520
Kinnevik AB, Class B	37	765
L E Lundbergforetagen AB, Class B	12	506
Lundin Energy AB	28	727
Nibe Industrier AB, Class B	46	861
Saab AB, Class B(a)(b)	14	325
Sandvik AB	165	2,556
Securitas AB, Class B(a)	51	603
Skandinaviska Enskilda Banken AB, Class A	227	1,867
Skandinaviska Enskilda Banken AB, Class C	3	27
Skanska AB, Class B(b)	56	1,073
SKF AB, Class B	60	956
Svenska Cellulosa AB S.C.A., Class A(b)	2	22
Svenska Cellulosa AB S.C.A., Class B(b)	94	1,013
Svenska Handelsbanken AB, Class A(b)	224	2,071
Svenska Handelsbanken AB, Class B(b)	9	90
Swedbank AB, Class A	153	1,807
Swedish Match AB	25	1,550
Swedish Orphan Biovitrum AB(b)	25	486
Tele2 AB, Class B	82	1,063
Telefonaktiebolaget LM Ericsson, Class A	6	57
Telefonaktiebolaget LM Ericsson, Class B	458	3,991
Telia Co. AB	400	1,382
Trelleborg AB, Class B(b)	39	502
Volvo AB, Class B	230	2,971

		55,320

Switzerland-9.59%
ABB Ltd.	276	5,240
Adecco Group AG	24	1,052
Alcon, Inc.(b)	71	3,747
Baloise Holding AG	7	1,048
Cie Financiere Richemont S.A.	78	4,430
Clariant AG	33	611
Coca-Cola HBC AG	31	788
Credit Suisse Group AG	374	3,381
DKSH Holding AG	6	339
Dufry AG	4	130
EMS-Chemie Holding AG	1	648
Flughafen Zurich AG(b)	3	370
Geberit AG.	5	2,244
Georg Fischer AG	1	745
Givaudan S.A.	1	3,350
Glencore PLC(b)	1,690	3,136
Helvetia Holding AG	5	458

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Switzerland-(continued)
Julius Baer Group Ltd.	34	$1,333
Kuehne + Nagel International AG	8	1,144
LafargeHolcim Ltd.(b)	78	3,236
Logitech International S.A.	23	1,108
Lonza Group AG	11	4,803
Nestle S.A.	444	46,877
Novartis AG	326	27,785
OC Oerlikon Corp. AG(a)	30	225
Pargesa Holding S.A., BR	6	427
Partners Group Holding AG	3	2,362
PSP Swiss Property AG	6	698
Roche Holding AG	107	37,189
Roche Holding AG, BR	4	1,392
Schindler Holding AG	3	643
Schindler Holding AG, PC	6	1,333
SGS S.A.	1	2,264
Sika AG	21	3,475
Sonova Holding AG	8	1,445
STMicroelectronics N.V	99	2,571
Straumann Holding AG	2	1,518
Sulzer AG	3	212
Swatch Group AG (The)	7	273
Swatch Group AG (The), BR	4	800
Swiss Life Holding AG	5	1,771
Swiss Prime Site AG	12	1,140
Swiss Re AG	43	3,104
Swisscom AG	4	2,080
Temenos AG	9	1,171
UBS Group AG	520	5,571
Vifor Pharma AG	7	1,052
Zurich Insurance Group AG	23	7,323

		198,042

Taiwan-0.00%
FIT Hon Teng Ltd.(c)	160	35

United Arab Emirates-0.00%
NMC Health PLC(d)	13	0

United Kingdom-13.46%
3i Group PLC	146	1,444
Admiral Group PLC	32	940
Ashmore Group PLC	61	292
Ashtead Group PLC	71	1,948
Associated British Foods PLC	55	1,313
AstraZeneca PLC	202	21,204
Auto Trader Group PLC(c)	139	804
Avast PLC(c)	83	480
AVEVA Group PLC	10	450
Aviva PLC	610	1,860
B&M European Value Retail S.A.	130	546
Babcock International Group PLC	40	213
BAE Systems PLC	490	3,142
Barclays PLC	2,640	3,526
Barratt Developments PLC	159	1,041
Bellway PLC	20	672
Berkeley Group Holdings PLC	18	950
BP PLC	3,061	12,089
British American Tobacco PLC	352	13,677
British Land Co. PLC (The)	150	766
BT Group PLC	1,341	1,963
Bunzl PLC	53	1,155

	Shares	Value
United Kingdom-(continued)
Burberry Group PLC	64	$1,122
Centrica PLC	887	446
Cineworld Group PLC	154	127
CNH Industrial N.V.(b)	152	951
Compass Group PLC	243	4,095
ConvaTec Group PLC(c)	208	557
Croda International PLC	19	1,170
DCC PLC	15	1,071
Derwent London PLC	16	627
Diageo PLC	353	12,245
Direct Line Insurance Group PLC	218	749
DS Smith PLC	196	771
easyJet PLC(a)	30	228
Experian PLC.	141	4,226
Fiat Chrysler Automobiles N.V.(b)	173	1,519
G4S PLC	246	339
GlaxoSmithKline PLC	754	15,797
GVC Holdings PLC	88	837
Halma PLC	60	1,582
Hargreaves Lansdown PLC(a)	42	763
Hiscox Ltd.	43	381
HomeServe PLC	42	591
Howden Joinery Group PLC	95	629
HSBC Holdings PLC	3,111	16,089
IMI PLC	43	449
Imperial Brands PLC	146	3,092
Inchcape PLC	66	417
Informa PLC	192	1,064
InterContinental Hotels Group PLC	28	1,274
Intermediate Capital Group PLC	43	612
International Consolidated Airlines Group S.A.	63	176
Intertek Group PLC	25	1,498
ITV PLC	591	570
J Sainsbury PLC	256	640
JD Sports Fashion PLC	56	374
John Wood Group PLC	104	266
Johnson Matthey PLC	30	754
Kingfisher PLC	324	643
Land Securities Group PLC	113	944
Legal & General Group PLC	908	2,343
Lloyds Banking Group PLC	10,616	4,317
London Stock Exchange Group PLC	48	4,514
M&G PLC	403	672
Marks & Spencer Group PLC	304	353
Meggitt PLC	123	433
Melrose Industries PLC	739	930
Micro Focus International PLC	53	322
Mondi PLC	76	1,352
National Grid PLC	535	6,302
Next PLC	20	1,192
Ninety One PLC(b)	50	107
Ocado Group PLC(b)	68	1,376
Pearson PLC(a)	121	702
Pennon Group PLC	66	912
Persimmon PLC	49	1,363
Phoenix Group Holdings PLC	81	614
Prudential PLC	403	5,736
Quilter PLC(c)	286	445
Reckitt Benckiser Group PLC	97	8,112
RELX PLC	289	6,549

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
United Kingdom-(continued)
Renishaw PLC	5	$222
Rentokil Initial PLC	292	1,747
Rightmove PLC.	137	860
Rolls-Royce Holdings PLC	261	1,086
Royal Bank of Scotland Group PLC (The)	709	989
Royal Dutch Shell PLC, Class A	634	10,596
Royal Dutch Shell PLC, Class B	579	9,395
RSA Insurance Group PLC.	162	738
Sage Group PLC (The)	172	1,388
Schroders PLC	18	603
Segro PLC	168	1,758
Severn Trent PLC.	37	1,115
Smith & Nephew PLC	135	2,653
Smiths Group PLC	63	986
Spirax-Sarco Engineering PLC	11	1,211
SSE PLC	159	2,507
St James’s Place PLC	83	891
Standard Chartered PLC	404	2,077
Standard Life Aberdeen PLC(a)	364	1,015
Subsea 7 S.A.(b)	40	222
Tate & Lyle PLC	74	665
Taylor Wimpey PLC	515	955
TechnipFMC PLC	73	638
Tesco PLC	1,505	4,463
Travis Perkins PLC	40	524
Unilever N.V	210	10,484
Unilever PLC	167	8,641
United Utilities Group PLC	108	1,229
Virgin Money UK PLC(b)	188	181
Vodafone Group PLC	4,123	5,832
Weir Group PLC (The)	40	482

Investment Abbreviations:

BR-Bearer Shares

CDI-CREST Depository Interest

CVA-Dutch Certificates

FDR-Fiduciary Depositary Receipt

PC-Participation Certificate

Pfd.-Preferred

REIT-Real Estate Investment Trust

RSP-Registered Savings Plan Shares

Rts.-Rights

	Shares	Value
United Kingdom-(continued)
Whitbread PLC(a)	21	$789
WM Morrison Supermarkets PLC(a)	342	789
WPP PLC	188	1,473

		278,010

United States-0.38%
Amcor PLC, CDI	248	2,284
Carnival PLC	24	332
Ferguson PLC	35	2,532
James Hardie Industries PLC, CDI	70	1,027
QIAGEN N.V.(b)	35	1,457
Samsonite International S.A.(c)	203	172
Sims Ltd.	26	120

		7,924

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.69% (Cost $2,470,688)		2,058,431

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.27%
Invesco Private Government Fund, 0.01%(e)(f)(g) (Cost $67,615)	67,615	67,615

TOTAL INVESTMENTS IN SECURITIES-102.96% (Cost $2,538,303)		2,126,046
OTHER ASSETS LESS LIABILITIES-(2.96)%		(61,135)

NET ASSETS-100.00%		$2,064,911

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2020.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $30,934, which represented 1.50% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
(g)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco, Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:

Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$4,955	$24,622	$(29,577)	$-	$-	$-	$48
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	28,712	168,513	(197,225)	-	-	-	157
Invesco Liquid Assets Portfolio, Institutional Class*	9,571	35,680	(45,253)	(1)	3	-	59
Invesco Private Government Fund	-	133,297	(65,682)	-	-	67,615	-

Total	$43,238	$362,112	$(337,737)	$(1)	$3	$67,615	$264

*	At April 30, 2020, this security was no longer held.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of April 30, 2020

Financials	15.80
Industrials	14.39
Health Care	13.89
Consumer Staples	11.66
Consumer Discretionary	11.17
Information Technology	9.44
Materials	7.30
Communication Services	5.45
Utilities	3.85
Energy	3.52
Real Estate	3.22
Money Market Funds Plus Other Assets Less Liabilities	0.31

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)

April 30, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-92.09%
Bahrain-0.08%
Ahli United Bank BSC	2,486	$1,575

Brazil-5.78%
Aliansce Sonae Shopping Centers S.A.(a)	57	294
Alpargatas S.A., Preference Shares	84	425
Ambev S.A.	1,933	4,049
Atacadao S.A.	123	454
Azul S.A., Preference Shares(a)	87	280
B2W Cia Digital(a)	88	1,191
B3 S.A. - Brasil, Bolsa, Balcao	881	6,253
Banco Bradesco S.A.	507	1,645
Banco Bradesco S.A., Preference Shares	1,964	6,948
Banco BTG Pactual S.A.	108	844
Banco do Brasil S.A.	390	2,053
Banco do Estado do Rio Grande do Sul S.A., Class B, Preference Shares	94	218
Banco Santander Brasil S.A.	171	853
BB Seguridade Participacoes S.A.	300	1,471
BR Malls Participacoes S.A.	353	655
Bradespar S.A., Preference Shares	96	530
Braskem S.A., Class A, Preference Shares	99	387
BRF S.A.(a)	248	888
CCR S.A.	486	1,109
Centrais Eletricas Brasileiras S.A.	215	963
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	104	535
Cia Brasileira de Distribuicao	70	856
Cia de Locacao das Americas	97	238
Cia de Saneamento Basico do Estado de Sao Paulo	152	1,125
Cia de Saneamento do Parana	90	427
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	87	312
Cia Energetica de Minas Gerais	40	71
Cia Energetica de Minas Gerais, Preference Shares	414	728
Cia Energetica de Sao Paulo, Class B, Preference Shares	85	442
Cia Paranaense de Energia	12	118
Cia Paranaense de Energia, Class B, Preference Shares	46	462
Cia Siderurgica Nacional S.A.	289	478
Cielo S.A.	507	380
Cogna Educacao.	629	644
Cosan Logistica S.A.(a)	57	162
Cosan S.A.	72	803
CPFL Energia S.A.	87	467
CVC Brasil Operadora e Agencia de Viagens S.A.	61	156
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	114	335
Duratex S.A.	121	218
EDP - Energias do Brasil S.A.	131	411
Embraer S.A.(a)	347	554
Energisa S.A.	83	670
Eneva S.A.(a)	33	219
ENGIE Brasil Energia S.A.	76	549
Equatorial Energia S.A.	382	1,293

	Shares	Value
Brazil-(continued)
Fleury S.A.	78	$329
Gerdau S.A., Preference Shares	446	967
Gol Linhas Aereas Inteligentes S.A., Preference Shares(a)	44	101
Grendene S.A.	111	143
Guararapes Confeccoes S.A.	38	90
Hapvida Participacoes e Investimentos S.A.(b)	69	668
Hypera S.A.	177	951
IRB Brasil Resseguros S.A.	365	689
Itau Unibanco Holding S.A.	228	927
Itau Unibanco Holding S.A., Preference Shares	2,099	8,829
Itausa - Investimentos Itau S.A., Preference Shares	1,943	3,230
Klabin S.A.	253	832
Localiza Rent a Car S.A.	253	1,598
Lojas Americanas S.A.	102	383
Lojas Americanas S.A., Preference Shares	335	1,540
Lojas Renner S.A.	352	2,496
M Dias Branco S.A.	36	213
Magazine Luiza S.A.	282	2,589
Multiplan Empreendimentos Imobiliarios S.A.	107	413
Natura & Co. Holding S.A.	274	1,798
Neoenergia S.A.	100	337
Notre Dame Intermedica Participacoes S.A.	199	2,015
Odontoprev S.A.	123	341
Petrobras Distribuidora S.A.	305	1,100
Petroleo Brasileiro S.A.	1,653	5,695
Petroleo Brasileiro S.A., Preference Shares	2,093	6,979
Porto Seguro S.A.	42	351
Qualicorp Consultoria e Corretora de Seguros S.A.	106	508
Raia Drogasil S.A.	101	1,955
Rumo S.A.(a)	496	1,813
Sao Martinho S.A.	83	293
Sul America S.A.	101	835
Suzano S.A.(a)	356	2,592
Telefonica Brasil S.A.	13	111
Telefonica Brasil S.A., Preference Shares	185	1,560
TIM Participacoes S.A.	374	882
TOTVS S.A.	69	754
Transmissora Alianca de Energia Eletrica S.A.	97	493
Ultrapar Participacoes S.A.	376	1,007
Usinas Siderurgicas de Minas Gerais S.A., Class A, Preference Shares	220	195
Vale S.A.	1,526	12,646
Via Varejo S.A.(a)	204	346
WEG S.A.	327	2,413
YDUQS Participacoes S.A., Class A	120	673

		118,843

Chile-0.84%
AES Gener S.A.	1,563	230
Aguas Andinas S.A., Class A	1,441	483
Banco de Chile	21,184	1,865
Banco de Credito e Inversiones S.A.	19	704
Banco Santander Chile	28,512	1,223
Cencosud S.A.	652	788
Cencosud Shopping S.A.(a)	217	384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Chile-(continued)
Cia Cervecerias Unidas S.A.	68	$488
Colbun S.A.	3,671	538
Embotelladora Andina S.A., Class B, Preference Shares	100	238
Empresa Nacional de Telecomunicaciones S.A.(a) .	63	381
Empresas CMPC S.A.	529	1,139
Empresas COPEC S.A.	220	1,373
Enel Americas S.A.	16,751	2,745
Enel Chile S.A.	12,374	1,006
Engie Energia Chile S.A.	261	322
Falabella S.A.	341	930
Itau CorpBanca Chile S.A.	87,586	248
Latam Airlines Group S.A.	145	547
Parque Arauco S.A.	261	437
Plaza S.A.	123	177
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	44	1,045

		17,291

China-43.26%
3SBio, Inc.(a)(b)	545	552
51job, Inc., ADR(a)	12	719
58.com, Inc., ADR(a)	47	2,442
Agile Group Holdings Ltd.	623	689
Agricultural Bank of China Ltd., A Shares	13,000	6,334
Agricultural Bank of China Ltd., H Shares	13,702	5,686
Air China Ltd., H Shares	760	543
Alibaba Group Holding Ltd., ADR(a)	782	158,488
Alibaba Health Information Technology Ltd.(a)	1,705	4,095
A-Living Services Co. Ltd., U Shares(b)	148	809
Aluminum Corp. of China Ltd., H Shares(a)	1,758	372
Angang Steel Co. Ltd., H Shares	741	201
Anhui Conch Cement Co. Ltd., A Shares	100	835
Anhui Conch Cement Co. Ltd., H Shares	527	4,080
Anhui Expressway Co. Ltd., H Shares	162	84
ANTA Sports Products Ltd.	533	4,554
Autohome,Inc.,ADR	23	1,889
AviChina Industry & Technology Co. Ltd., H Shares(c)	1,085	423
BAIC Motor Corp. Ltd., H Shares(b)	943	416
Baidu, Inc., ADR(a)	122	12,313
Bank of China Ltd., A Shares	15,700	7,700
Bank of China Ltd., H Shares	33,923	12,828
Bank of Communications Co. Ltd., A Shares	1,100	802
Bank of Communications Co. Ltd., H Shares	3,243	2,028
Bank of Shanghai Co. Ltd., A Shares	700	804
BBMG Corp., H Shares	1,035	262
Beijing Capital International Airport Co. Ltd., H Shares	797	536
Beijing Enterprises Holdings Ltd.	229	814
Beijing Enterprises Water Group Ltd.(a)	2,423	922
Beijing Jingneng Clean Energy Co. Ltd., H Shares.	850	145
Beijing North Star Co. Ltd., H Shares	403	97
Bilibili, Inc., ADR(a)	25	685
Bosideng International Holdings Ltd.	1,015	275
Brilliance China Automotive Holdings Ltd.	1,230	1,114
BYD Co. Ltd., H Shares	308	1,894
BYD Electronic International Co. Ltd.	344	791
CAR, Inc.(a)	278	81
Central China Securities Co. Ltd., H Shares(b)	316	50

	Shares	Value
China-(continued)
CGN Power Co. Ltd., H Shares(b)	4,976	$1,230
China Aoyuan Group Ltd.	549	628
China Biologic Products Holdings, Inc.(a)	12	1,251
China BlueChemical Ltd., H Shares	618	92
China Cinda Asset Management Co. Ltd., H Shares	3,904	749
China CITIC Bank Corp. Ltd., H Shares	4,151	2,022
China Coal Energy Co. Ltd., H Shares	967	255
China Communications Construction Co. Ltd., H Shares	1,974	1,302
China Communications Services Corp. Ltd., H Shares	1,111	776
China Conch Venture Holdings Ltd.	724	3,428
China Construction Bank Corp., H Shares	41,610	33,549
China East Education Holdings Ltd.(a)(b)	183	291
China Eastern Airlines Corp. Ltd., H Shares(a)	654	274
China Everbright Bank Co. Ltd., H Shares	1,382	585
China Everbright International Ltd.	1,606	919
China Everbright Ltd.	372	566
China Evergrande Group(c)	958	1,658
China Foods Ltd.	237	78
China Galaxy Securities Co. Ltd., H Shares	1,645	836
China Gas Holdings Ltd.	1,125	4,107
China Hongqiao Group Ltd.	1,145	568
China Huarong Asset Management Co. Ltd., H Shares(b)	4,857	543
China International Capital Corp. Ltd., H Shares(b)(c)	491	751
China International Marine Containers Group Co. Ltd., H Shares.	203	179
China International Travel Service Corp. Ltd., A Shares	100	1,269
China Jinmao Holdings Group Ltd.	2,599	1,801
China Lesso Group Holdings Ltd.	414	578
China Life Insurance Co. Ltd.(a)	1,193	805
China Life Insurance Co. Ltd., H Shares	3,317	6,994
China Literature Ltd.(a)(b)	101	448
China Longyuan Power Group Corp. Ltd., H Shares	1,505	739
China Machinery Engineering Corp., H Shares	324	87
China Medical System Holdings Ltd.	551	648
China Merchants Bank Co. Ltd., A Shares	2,000	9,803
China Merchants Bank Co. Ltd., H Shares	1,687	8,037
China Merchants Port Holdings Co. Ltd.	578	734
China Merchants Securities Co. Ltd., H Shares(b)	407	450
China Minsheng Banking Corp. Ltd., A Shares	1,000	828
China Minsheng Banking Corp. Ltd., H Shares	2,841	2,103
China Mobile Ltd.	2,357	18,852
China Molybdenum Co. Ltd., H Shares	1,753	526
China National Building Material Co. Ltd., H Shares	1,722	2,151
China Oilfield Services Ltd., H Shares	807	622
China Overseas Land & Investment Ltd.	1,709	6,160
China Pacific Insurance (Group) Co. Ltd., A Shares	200	857
China Pacific Insurance (Group) Co. Ltd., H Shares	1,150	3,734
China Petroleum & Chemical Corp., A Shares	8,600	5,416
China Petroleum & Chemical Corp., H Shares	11,372	5,661
China Power International Development Ltd.	2,059	412

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
China-(continued)
China Railway Construction Corp. Ltd., H Shares	841	$919
China Railway Group Ltd., H Shares	1,705	1,025
China Railway Signal & Communication Corp. Ltd., H Shares(a)(b)	699	345
China Reinsurance Group Corp., H Shares	2,977	349
China Resources Beer Holdings Co. Ltd.	701	3,321
China Resources Cement Holdings Ltd.	976	1,302
China Resources Gas Group Ltd.	357	2,000
China Resources Land Ltd.	1,227	4,930
China Resources Pharmaceutical Group Ltd.(b)	715	452
China Resources Power Holdings Co. Ltd.	838	990
China Shenhua Energy Co. Ltd., H Shares	1,515	2,677
China South City Holdings Ltd.	762	73
China Southern Airlines Co. Ltd., H Shares	687	346
China State Construction Engineering Corp. Ltd., A Shares	1,100	804
China State Construction International Holdings Ltd.	790	608
China Taiping Insurance Holdings Co. Ltd.	647	1,084
China Telecom Corp. Ltd., H Shares	6,187	2,119
China Tower Corp. Ltd., H Shares(b)	20,799	4,641
China Traditional Chinese Medicine Holdings Co. Ltd.	1,088	478
China Unicom Hong Kong Ltd.	2,636	1,694
China United Network Communications Ltd., A Shares	15,000	10,957
China Vanke Co. Ltd., A Shares	200	748
China Vanke Co. Ltd., H Shares	703	2,291
China Yangtze Power Co. Ltd., A Shares	3,500	8,645
China Zhongwang Holdings Ltd.(c)	604	145
Chongqing Rural Commercial Bank Co. Ltd., H Shares	1,042	454
CIFI Holdings Group Co. Ltd.	1,501	1,112
CIMC Enric Holdings Ltd.	335	157
CITIC Ltd.	2,188	2,238
CITIC Securities Co. Ltd., A Shares	200	661
CITIC Securities Co. Ltd., H Shares	1,016	1,948
CNOOC Ltd.	7,079	7,947
COSCO SHIPPING Development Co. Ltd., H Shares	1,631	166
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	577	377
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	1,114	321
COSCO SHIPPING Ports Ltd.	780	414
Country Garden Holdings Co. Ltd.	3,279	4,136
Country Garden Services Holdings Co. Ltd.	554	2,557
CRRC Corp. Ltd., H Shares	1,794	936
CSC Financial Co. Ltd., H Shares(b)	390	358
CSPC Pharmaceutical Group Ltd.	1,946	3,794
CSSC Offshore and Marine Engineering Group Co. Ltd., H Shares(a)	144	91
Dali Foods Group Co. Ltd.(b)	916	564
Datang International Power Generation Co. Ltd., H Shares	1,167	169
Dongfang Electric Corp. Ltd., H Shares	197	105
Dongfeng Motor Group Co. Ltd., H Shares	1,273	829
East Money Information Co. Ltd., A Shares	400	1,013
ENN Energy Holdings Ltd.	337	3,746
Everbright Securities Co. Ltd., H Shares(b)	134	82
Far East Horizon Ltd.	938	746

	Shares	Value
China-(continued)
Foshan Haitian Flavouring & Food Co. Ltd.	100	$1,725
Fosun International Ltd.	1,000	1,242
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	214	463
Ganfeng Lithium Co. Ltd.(b)	64	207
GDS Holdings Ltd., ADR(a)(c)	21	1,204
Geely Automobile Holdings Ltd.	2,210	3,371
Genscript Biotech Corp.(a)	384	670
GF Securities Co. Ltd., H Shares	689	749
GOME Retail Holdings Ltd.(a)	4,903	567
Great Wall Motor Co. Ltd., H Shares	1,382	930
Gree Electric Appliances, Inc. of Zhuhai, A Shares	100	764
Greentown China Holdings Ltd.	339	359
GSX Techedu, Inc., ADR(a)(c)	19	752
Guangdong Investment Ltd.	1,301	2,681
Guangshen Railway Co. Ltd., H Shares	541	114
Guangzhou Automobile Group Co. Ltd., H Shares	1,381	1,223
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	106	279
Guangzhou R&F Properties Co. Ltd., H Shares	502	630
Guotai Junan Securities Co. Ltd., H Shares(b)	341	491
Haidilao International Holding Ltd.(b)	159	697
Haier Electronics Group Co. Ltd.	546	1,513
Haitian International Holdings Ltd.	256	460
Haitong Securities Co. Ltd., A Shares	400	720
Haitong Securities Co. Ltd., H Shares	1,520	1,379
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares	200	906
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	418	1,615
Health & Happiness H&H International Holdings Ltd.	68	258
Hengan International Group Co. Ltd.	316	2,783
HengTen Networks Group Ltd.(a)	10,886	103
Hopson Development Holdings Ltd.	277	313
Huadian Fuxin Energy Corp. Ltd., H Shares	1,108	195
Huadian Power International Corp. Ltd., H Shares	720	249
Huaneng Power International, Inc., H Shares	1,885	710
Huatai Securities Co. Ltd., H Shares(b)	766	1,271
Huazhu Group Ltd., ADR.	51	1,837
Industrial & Commercial Bank of China Ltd., A Shares	4,400	3,201
Industrial & Commercial Bank of China Ltd., H Shares	34,827	23,379
Industrial Bank Co. Ltd., A Shares	600	1,395
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	200	816
Innovent Biologics, Inc.(a)(b)	523	2,578
iQIYI, Inc., ADR(a)(c)	102	1,731
JD.com, Inc., ADR(a)	350	15,085
Jiangsu Expressway Co. Ltd., H Shares	545	649
Jiangsu Hengrui Medicine Co. Ltd., A Shares(a)	100	1,303
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., A Shares	100	1,378
Jiangxi Bank Co. Ltd., H Shares(b)	396	175
Jiangxi Copper Co. Ltd., H Shares	530	509
Jiayuan International Group Ltd.	585	244
Jinxin Fertility Group Ltd.(a)(b)	422	535
JOYY, Inc., ADR(a)	25	1,524
Kingboard Holdings Ltd.	315	772
Kingdee International Software Group Co. Ltd.	986	1,414

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
China-(continued)
Kingsoft Corp. Ltd.(a)	385	$1,312
Kunlun Energy Co. Ltd.	1,267	825
KWG Group Holdings Ltd.	558	807
Lee & Man Paper Manufacturing Ltd.	641	388
Legend Holdings Corp., H Shares(b)(c)	230	268
Li Ning Co. Ltd.	799	2,501
Livzon Pharmaceutical Group, Inc., H Shares	70	311
Logan Property Holdings Co. Ltd.	452	711
Longfor Group Holdings Ltd.(b)	725	3,593
Luxshare Precision Industry Co. Ltd., A Shares	900	6,006
Luye Pharma Group Ltd.(b)	684	332
Luzhou Laojiao Co. Ltd.	100	1,103
Maanshan Iron & Steel Co. Ltd., H Shares	373	121
Mango Excellent Media Co. Ltd., A Shares(a)	500	3,282
Meitu, Inc.(a)(b)	953	172
Meituan Dianping, B Shares(a)	1,525	20,258
Metallurgical Corp. of China Ltd., H Shares	1,253	218
Momo, Inc., ADR	49	1,180
Muyuan Foodstuff Co. Ltd.	100	1,782
NetEase, Inc., ADR.	32	11,039
New China Life Insurance Co. Ltd., A Shares	100	626
New China Life Insurance Co. Ltd., H Shares	389	1,321
New Oriental Education & Technology Group, Inc., ADR(a)	60	7,660
NIO, Inc., ADR(a)(c)	340	1,159
Orient Securities Co. Ltd., H Shares(b)	365	187
Peoples Insurance Co. Group of China Ltd. (The), H Shares	3,656	1,177
PetroChina Co. Ltd., H Shares	9,275	3,320
PICC Property & Casualty Co. Ltd., H Shares	2,999	2,817
Pinduoduo, Inc., ADR(a)	51	2,419
Ping An Bank Co. Ltd., A Shares	700	1,360
Ping An Healthcare and Technology Co. Ltd.(a)(b)	160	2,204
Ping An Insurance (Group) Co. of China Ltd., A Shares	200	2,082
Ping An Insurance (Group) Co. of China Ltd., H Shares	2,439	24,731
Poly Developments and Holdings Group Co. Ltd., A Shares	600	1,359
Poly Property Group Co. Ltd.	832	288
Postal Savings Bank of China Co. Ltd., H Shares(b)	4,176	2,480
Qingdao Port International Co. Ltd., H Shares(b)	460	247
Red Star Macalline Group Corp. Ltd., H Shares(b)	211	133
SAIC Motor Corp. Ltd., A Shares	200	525
Sany Heavy Industry Co. Ltd., A Shares	400	1,089
Seazen Group Ltd.	871	838
SF Holding Co. Ltd., A Shares	100	662
Shandong Chenming Paper Holdings Ltd., H Shares	280	108
Shandong Gold Mining Co. Ltd., H Shares(b)	155	458
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	1,021	1,540
Shanghai Electric Group Co. Ltd., H Shares	1,259	386
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	242	920
Shanghai Industrial Holdings Ltd.	203	340
Shanghai International Airport Co. Ltd., A Shares	100	987
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	358	631

	Shares	Value
China-(continued)
Shanghai Pudong Development Bank Co. Ltd., A Shares	1,000	$1,490
Shenwan Hongyuan Group Co. Ltd., H Shares(b)	750	180
Shenzhen Expressway Co. Ltd., H Shares	316	359
Shenzhen International Holdings Ltd.	401	770
Shenzhen Investment Ltd.	1,544	502
Shenzhou International Group Holdings Ltd.	320	3,640
Shimao Property Holdings Ltd.	594	2,382
Sichuan Expressway Co. Ltd., H Shares	520	133
Sihuan Pharmaceutical Holdings Group Ltd.	1,956	195
SINA Corp.(a)	31	1,047
Sino Biopharmaceutical Ltd.	2,841	4,184
Sino-Ocean Group Holding Ltd.	1,296	339
Sinopec Engineering Group Co. Ltd., H Shares	588	281
Sinopec Oilfield Service Corp., H Shares(a)	1,220	87
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	1,558	422
Sinopharm Group Co. Ltd., H Shares	558	1,504
Sinotrans Ltd., H Shares	1,019	247
Sinotruk Hong Kong Ltd.	295	591
SOHO China Ltd.	834	391
Sunac China Holdings Ltd.	1,090	4,716
Sunny Optical Technology Group Co. Ltd.	291	4,032
TAL Education Group, ADR(a)	148	8,020
Tencent Holdings Ltd.	2,542	134,864
Tencent Music Entertainment Group, ADR(a)	53	605
Tianjin Capital Environmental Protection Group Co. Ltd., H Shares	197	62
Times China Holdings Ltd.	300	490
Times Neighborhood Holdings Ltd.(a)(b)	191	162
Tongcheng-Elong Holdings Ltd.(a)(b)	367	608
TravelSky Technology Ltd., H Shares	416	722
Trip.com Group Ltd., ADR(a)	204	5,255
Tsingtao Brewery Co. Ltd., H Shares	168	1,017
Vipshop Holdings Ltd., ADR(a)	181	2,883
Wanhua Chemical Group Co. Ltd., A Shares	100	636
Weibo Corp., ADR(a)(c)	25	938
Weichai Power Co. Ltd., H Shares	866	1,485
Wuliangye Yibin Co. Ltd., A Shares	100	1,888
WuXi AppTec Co. Ltd., H Shares(b)	65	918
Wuxi Biologics Cayman, Inc.(a)(b)	331	5,133
Xiaomi Corp., B Shares(a)(b)	4,791	6,258
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	158	107
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	320	313
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H Shares(b)	88	163
Yangzijiang Shipbuilding Holdings Ltd.	1,116	778
Yanlord Land Group Ltd.	381	286
Yanzhou Coal Mining Co. Ltd., H Shares	870	657
Yihai International Holding Ltd.	210	1,671
Yonyou Network Technology Co. Ltd., A Shares	100	645
Yuexiu Property Co. Ltd.	2,774	524
Yunnan Baiyao Group Co. Ltd., A Shares	100	1,278
Zhaojin Mining Industry Co. Ltd., H Shares	462	520
Zhejiang Expressway Co. Ltd., H Shares	639	481
Zhengqi Financial Holding Corp., Rts., TBA(a)(d)	15	0
ZhongAn Online P&C Insurance Co. Ltd., H Shares(a)(b)	150	514

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
China-(continued)
Zhongsheng Group Holdings Ltd.	275	$1,095
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	225	690
Zijin Mining Group Co. Ltd., H Shares	2,557	1,055
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	586	470
ZTE Corp., A Shares(a)	100	573
ZTE Corp., H Shares(a)	337	949
ZTO Express Cayman, Inc., ADR	179	5,327

		889,481

Colombia-0.32%
Bancolombia S.A.	117	756
Bancolombia S.A., Preference Shares	191	1,261
Cementos Argos S.A.	241	239
Corp.Financiera Colombiana S.A.(a)	48	316
Ecopetrol S.A.	2,133	1,137
Grupo Argos S.A.	155	364
Grupo Aval Acciones y Valores S.A., Preference Shares	1,506	325
Grupo de Inversiones Suramericana S.A.	120	659
Grupo de Inversiones Suramericana S.A., Preference Shares	40	193
Grupo Energia Bogota S.A. ESP	841	481
Interconexion Electrica S.A. ESP	202	938

		6,669

Czech Republic-0.13%
CEZ A.S.	72	1,345
Komercni banka A.S.(a)	31	658
Moneta Money Bank A.S.(b)	261	547
O2 Czech Republic A.S.	25	220

		2,770

Egypt-0.17%
Commercial International Bank Egypt S.A.E.	590	2,396
Eastern Co. S.A.E.	435	335
Egypt Kuwait Holding Co. S.A.E.	345	345
ElSewedy Electric Co.	329	186
Talaat Moustafa Group	448	161
Telecom Egypt Co.	152	104

		3,527

Greece-0.25%
Alpha Bank A.E.(a)	657	480
Eurobank Ergasias Services and Holdings S.A.(a)	1,054	425
FF Group(a)(d)	21	0
Hellenic Petroleum S.A.	34	225
Hellenic Telecommunications Organization S.A.	102	1,340
JUMBO S.A.	50	783
Motor Oil Hellas Corinth Refineries S.A.	29	426
Mytilineos S.A.	49	365
National Bank of Greece S.A.(a)	271	368
OPAP S.A.	84	754

		5,166

Hong Kong-0.09%
Alibaba Pictures Group Ltd.(a)	5,836	780
Kingboard Laminates Holdings Ltd.	460	443
Nine Dragons Paper Holdings Ltd.	701	678

		1,901

	Shares	Value
Hungary-0.28%
Gedeon Richter PLC.	62	$1,331
Magyar Telekom Telecommunications PLC	228	284
MOL Hungarian Oil & Gas PLC	186	1,184
OTP Bank Nyrt	103	3,063

		5,862

India-5.08%
Axis Bank Ltd., GDR(b)	288	8,280
Dr. Reddy’s Laboratories Ltd., ADR	221	11,313
GAIL (India) Ltd., GDR(b)	670	4,757
Infosys Ltd., ADR	1,194	11,021
Larsen & Toubro Ltd., GDR(b)(c)	628	7,285
Mahindra & Mahindra Ltd., GDR(b)	2,006	9,659
Reliance Industries Ltd., GDR(b)	566	21,649
State Bank of India, GDR(a)(b)	179	4,502
Tata Motors Ltd., ADR(a)(c)	774	4,582
Tata Steel Ltd., GDR(b)	964	3,904
Vedanta Ltd., ADR	2,465	11,142
Wipro Ltd., ADR	1,917	6,307

		104,401

Indonesia-1.64%
PT Adaro Energy Tbk	5,637	349
PT Astra Agro Lestari Tbk	228	93
PT Astra International Tbk	9,363	2,423
PT Bank Central Asia Tbk	4,191	7,283
PT Bank Danamon Indonesia Tbk	298	50
PT Bank Mandiri (Persero) Tbk	7,679	2,302
PT Bank Negara Indonesia (Persero) Tbk	3,372	929
PT Bank Rakyat Indonesia (Persero) Tbk	22,577	4,124
PT Barito Pacific Tbk(a)	8,646	838
PT Bukit Asam Tbk	1,940	245
PT Bumi Serpong Damai Tbk(a)	3,023	143
PT Charoen Pokphand Indonesia Tbk	3,187	986
PT Gudang Garam Tbk	228	694
PT Hanjaya Mandala Sampoerna Tbk	4,190	446
PT Indah Kiat Pulp & Paper Corp. Tbk	1,176	439
PT Indocement Tunggal Prakarsa Tbk	587	460
PT Indofood CBP Sukses Makmur Tbk	1,116	739
PT Indofood Sukses Makmur Tbk	2,085	915
PT Jasa Marga (Persero) Tbk	962	204
PT Kalbe Farma Tbk	8,203	794
PT Matahari Department Store Tbk	1,149	94
PT Media Nusantara Citra Tbk	2,860	175
PT Perusahaan Gas Negara Tbk	4,724	270
PT Semen Indonesia (Persero) Tbk	1,307	698
PT Smartfren Telecom Tbk(a)	18,132	130
PT Surya Citra Media Tbk	3,314	196
PT Telekomunikasi Indonesia (Persero) Tbk	19,905	4,683
PT Tower Bersama Infrastructure Tbk	4,249	339
PT Unilever Indonesia Tbk	2,595	1,435
PT United Tractors Tbk	674	739
PT Vale Indonesia Tbk(a)	1,163	201
PT XL Axiata Tbk(a)	1,270	216

		33,632

Isle of Man-0.01%
MAS Real Estate, Inc.	182	107

Kuwait-0.74%
Agility Public Warehousing Co. KSC	407	846
Boubyan Bank KSCP	399	642

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Kuwait-(continued)
Boubyan Petrochemicals Co. KSCP	169	$274
Burgan Bank SAK	309	208
Gulf Bank KSCP	772	539
Humansoft Holding Co. KSC(a)	43	396
Kuwait Finance House KSCP	1,754	3,361
Mabanee Co. S.A.K	221	454
Mobile Telecommunications Co. KSC	933	1,599
National Bank of Kuwait SAKP	2,840	6,804

		15,123

Malaysia-2.41%
AirAsia Group Bhd..	790	149
Alliance Bank Malaysia Bhd..	488	220
AMMB Holdings Bhd.	788	544
Astro Malaysia Holdings Bhd..	775	170
Axiata Group Bhd..	2,017	1,839
British American Tobacco Malaysia Bhd..	74	217
CIMB Group Holdings Bhd.	3,147	2,510
Dialog Group Bhd.	2,193	1,687
DiGi.Com Bhd.	1,584	1,704
FGV Holdings Bhd..(a)	1,077	211
Fraser & Neave Holdings Bhd.	52	384
Gamuda Bhd.	895	666
Genting Bhd.	981	945
Genting Malaysia Bhd.	1,176	645
HAP Seng Consolidated Bhd.	264	451
Hartalega Holdings Bhd.	589	1,041
Hong Leong Bank Bhd.	261	804
Hong Leong Financial Group Bhd.	120	363
IHH Healthcare Bhd.	1,300	1,579
IJM Corp. Bhd.	1,476	568
IOI Corp. Bhd.	1,356	1,280
IOI Properties Group Bhd.	1,083	256
Kuala Lumpur Kepong Bhd.	230	1,123
Malayan Banking Bhd.	2,559	4,493
Malaysia Airports Holdings Bhd.	360	438
Maxis Bhd.	1,130	1,435
MISC Bhd.	694	1,273
Nestle Malaysia Bhd.	29	942
Petronas Chemicals Group Bhd.	1,302	1,681
Petronas Dagangan Bhd.	120	561
Petronas Gas Bhd.	210	752
PPB Group Bhd.	283	1,083
Press Metal Aluminium Holdings Bhd.	797	726
Public Bank Bhd.	1,334	5,063
QL Resources Bhd.	366	685
RHB Bank Bhd.	776	854
Sime Darby Bhd.	1,679	778
Sime Darby Plantation Bhd.	1,445	1,650
Sime Darby Property Bhd.	1,849	279
Telekom Malaysia Bhd.	417	389
Tenaga Nasional Bhd.	1,762	5,007
Top Glove Corp. Bhd.	656	1,105
UEM Sunrise Bhd..(a)	919	91
Westports Holdings Bhd.	555	463
YTL Corp. Bhd.	2,413	427

		49,531

Mexico-2.17%
Alfa S.A.B. de C.V., Class A	1,456	603
Alpek S.A.B. de C.V.	184	89

	Shares	Value
Mexico-(continued)
Alsea S.A.B. de C.V.(a)	195	$163
America Movil S.A.B. de C.V., Series L	12,103	7,421
Arca Continental S.A.B. de C.V.	183	714
Banco del Bajio S.A.(b)	234	187
Banco Santander Mexico S.A. Institucion de
Banca Multiple Grupo Financiero Santander	240	135
Becle S.A.B. de C.V.	288	447
Cemex S.A.B. de C.V., Series CPO(e)	6,878	1,465
Coca-Cola FEMSA S.A.B. de C.V., Series L	215	877
Concentradora Fibra Danhos S.A. de C.V.	131	102
El Puerto de Liverpool S.A.B. de C.V., Series C1	104	265
Fibra Uno Administracion S.A. de C.V.	1,353	1,123
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(f)	906	5,927
GMexico Transportes S.A.B. de C.V.(b)	224	209
Gruma S.A.B. de C.V., Class B	98	942
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	154	568
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	156	987
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	58	588
Grupo Bimbo S.A.B. de C.V., Series A	1,021	1,526
Grupo Carso S.A.B. de C.V., Series A1	222	450
Grupo Elektra S.A.B. de C.V.	28	1,629
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,301	3,601
Grupo Financiero Inbursa S.A.B. de C.V., Class O	1,094	666
Grupo Lala S.A.B. de C.V.	325	155
Grupo Mexico S.A.B. de C.V., Class B	1,629	3,517
Grupo Televisa S.A.B., Series CPO(g)	1,014	1,091
Industrias Bachoco S.A.B. de C.V., Series B	29	85
Industrias Penoles S.A.B. de C.V.	58	453
Infraestructura Energetica Nova S.A.B. de C.V.	246	772
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	329	470
Megacable Holdings S.A.B. de C.V., Series CPO(h)	104	262
Orbia Advance Corp. S.A.B. de C.V.	483	577
Promotora y Operadora de Infraestructura S.A.Bde C.V.	78	549
Regional S.A.B. de C.V.(a)	81	201
Telesites S.A.B. de C.V.(a)	676	450
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,214	5,390

		44,656

Pakistan-0.03%
Fauji Fertilizer Co. Ltd.	373	258
Habib Bank Ltd.	189	118
Oil & Gas Development Co. Ltd.	153	100
Pakistan Petroleum Ltd.	414	233

		709

Peru-0.04%
Cia de Minas Buenaventura S.A.A., ADR	97	726

Philippines-1.02%
Aboitiz Power Corp.	816	441
Alliance Global Group, Inc.(a)	2,129	271
Ayala Corp.	106	1,203
Ayala Land, Inc.	3,229	1,974
Bank of the Philippine Islands	839	961
BDO Unibank, Inc.	896	1,779
Bloomberry Resorts Corp.	1,322	145

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Philippines-(continued)
DMCI Holdings, Inc.	1,649	$132
Energy Development Corp.(a)(d)	1,155	0
Globe Telecom, Inc.	10	429
GT Capital Holdings, Inc.	51	454
International Container Terminal Services, Inc.	375	662
JG Summit Holdings, Inc.	1,319	1,325
Jollibee Foods Corp.	187	528
LT Group, Inc.	1,106	168
Manila Electric Co.	101	506
Megaworld Corp.	5,931	300
Metro Pacific Investments Corp.	7,448	375
Metropolitan Bank & Trust Co.	830	638
PLDT, Inc.	49	1,241
San Miguel Corp.	185	354
San Miguel Food and Beverage, Inc.	339	395
Semirara Mining & Power Corp.	683	163
SM Investments Corp.	208	3,388
SM Prime Holdings, Inc.	4,067	2,427
Universal Robina Corp.	325	794

		21,053

Qatar-1.13%
Barwa Real Estate Co.	848	666
Commercial Bank P.S.Q.C. (The)	882	969
Doha Bank Q.P.S.C.(a)	676	375
Ezdan Holding Group Q.S.C.(a)	692	141
Industries Qatar Q.S.C.	889	1,721
Masraf Al Rayan Q.S.C.	1,635	1,715
Mesaieed Petrochemical Holding Co. Q.P.S.C.	1,928	953
Ooredoo Q.P.S.C.	368	647
Qatar Aluminum Manufacturing Co.	1,217	208
Qatar Electricity & Water Co. Q.S.C.	224	929
Qatar Fuel Co. Q.P.S.C.	217	954
Qatar Gas Transport Co. Ltd.	1,208	826
Qatar Insurance Co. (S.A.Q.)	712	393
Qatar International Islamic Bank Q.S.C.	330	727
Qatar Islamic Bank (S.A.Q)	515	2,185
Qatar National Bank Q.P.S.C.	1,975	9,346
United Development Co. Q.S.C.	772	224
Vodafone Qatar Q.S.C.	733	221

		23,200

Romania-0.03%
NEPI Rockcastle PLC	158	673

Russia-3.70%
Aeroflot PJSC	154	158
Alrosa PJSC	1,079	907
Bashneft PJSC, Preference Shares	10	186
Federal Grid Co. Unified Energy System PJSC	120,000	298
Gazprom PJSC	4,654	11,958
Inter RAO UES PJSC	14,756	998
LUKOIL PJSC	181	11,813
Magnit PJSC	31	1,547
Magnitogorsk Iron & Steel Works PJSC	630	343
MMC Norilsk Nickel PJSC	23	6,369
Mobile TeleSystems PJSC	398	1,720
Moscow Exchange MICEX-RTS PJSC	608	988
Mosenergo PJSC	4,000	106
Novatek PJSC	463	6,471
Novolipetsk Steel PJSC	432	750

	Shares	Value
Russia-(continued)
PhosAgro PJSC	17	$621
Polyus PJSC	11	1,801
Rosneft Oil Co. PJSC	532	2,415
Rosseti PJSC	14,000	243
Rostelecom PJSC(a)	420	466
RusHydro PJSC	55,600	474
RussNeft PJSC(a)	23	129
Sberbank of Russia PJSC	4,505	12,017
Severstal PJSC	78	938
Sistema PJSFC	1,400	274
Surgutneftegas PJSC	3,270	1,641
Surgutneftegas PJSC, Preference Shares	3,503	1,721
Tatneft PJSC	688	5,117
Tatneft PJSC, Preference Shares	70	487
Transneft PJSC, Preference Shares	1	1,841
Unipro PJSC	5,000	190
VTB Bank PJSC	2,232,852	1,054

		76,041

South Africa-4.31%
Absa Group Ltd.	333	1,656
African Rainbow Minerals Ltd.	53	386
Anglo American Platinum Ltd.	26	1,383
AngloGold Ashanti Ltd.	177	4,387
Aspen Pharmacare Holdings Ltd.(a)	163	1,026
Assore Ltd.	10	171
AVI Ltd.	91	390
Barloworld Ltd.	101	368
Bid Corp. Ltd.	152	2,000
Bidvest Group Ltd. (The)	153	1,254
Capitec Bank Holdings Ltd.	24	1,179
Clicks Group Ltd.	112	1,407
Coronation Fund Managers Ltd.	138	272
Dis-Chem Pharmacies Ltd.(b)	206	246
Discovery Ltd.	173	914
Distell Group Holdings Ltd.	41	176
Exxaro Resources Ltd.	120	704
FirstRand Ltd.	1,430	3,151
Fortress REIT Ltd., Class A	547	296
Fortress REIT Ltd., Class B	432	55
Foschini Group Ltd. (The)	96	382
Gold Fields Ltd.	365	2,728
Growthpoint Properties Ltd.	1,295	982
Harmony Gold Mining Co. Ltd.(a)	218	794
Hyprop Investments Ltd.	133	138
Impala Platinum Holdings Ltd.	327	1,998
Investec Ltd.	115	240
Kumba Iron Ore Ltd.	27	519
Liberty Holdings Ltd.	62	238
Life Healthcare Group Holdings Ltd.	670	652
Momentum Metropolitan Holdings	372	354
Motus Holdings Ltd.(a)	84	134
Mr Price Group Ltd.	88	620
MTN Group Ltd.	694	1,837
MultiChoice Group(a)	189	898
Naspers Ltd., Class N	191	30,149
Nedbank Group Ltd.	183	1,068
Netcare Ltd.	705	595
Ninety One Ltd.(a)	57	121
Northam Platinum Ltd.(a)	154	750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
South Africa-(continued)
Old Mutual Ltd.	2,023	$1,478
Pepkor Holdings Ltd.(b)	363	240
Pick n Pay Stores Ltd.	130	407
PSG Group Ltd.	79	684
Rand Merchant Investment Holdings Ltd.	366	499
Redefine Properties Ltd.	2,745	339
Remgro Ltd.	238	1,775
Resilient REIT Ltd.	119	227
Reunert Ltd.	85	185
RMB Holdings Ltd.	344	993
Sanlam Ltd.	711	2,295
Santam Ltd.	22	326
Sappi Ltd.(a)	269	330
Sasol Ltd.(a)	251	1,193
Shoprite Holdings Ltd.	214	1,248
Sibanye Stillwater Ltd.(a)	995	2,046
SPAR Group Ltd. (The)	82	790
Standard Bank Group Ltd.	551	3,064
Telkom S.A. SOC Ltd.	154	173
Tiger Brands Ltd.	79	777
Truworths International Ltd.	216	347
Tsogo Sun Gaming Ltd.	287	40
Vodacom Group Ltd.	266	1,785
Vukile Property Fund Ltd.	390	115
Woolworths Holdings Ltd.	419	696

		88,670

Taiwan-14.25%
Accton Technology Corp.	236	1,692
Acer, Inc.	1,145	634
Advantech Co. Ltd.	153	1,437
ASE Technology Holding Co. Ltd.	1,508	3,323
Asia Cement Corp.	972	1,415
Asustek Computer, Inc.	316	2,132
AU Optronics Corp.	3,691	963
Capital Securities Corp.	1,241	404
Catcher Technology Co. Ltd.	339	2,557
Cathay Financial Holding Co. Ltd.	3,675	4,882
Chailease Holding Co. Ltd.	544	2,044
Chang Hwa Commercial Bank Ltd.	2,917	1,902
Cheng Shin Rubber Industry Co. Ltd.	887	1,017
Chicony Electronics Co. Ltd.	219	616
China Airlines Ltd.	764	208
China Development Financial Holding Corp.	6,337	1,901
China Motor Corp.	149	158
China Steel Corp.	5,603	3,725
Chunghwa Telecom Co. Ltd.	1,657	6,083
Compal Electronics, Inc.	1,687	1,072
CTBC Financial Holding Co. Ltd.	7,798	5,166
Delta Electronics, Inc.	932	4,323
E.Sun Financial Holding Co. Ltd.	4,800	4,321
Eclat Textile Co. Ltd.	96	946
Epistar Corp.	501	639
Eternal Materials Co. Ltd.	258	230
Eva Airways Corp.	1,125	427
Evergreen Marine Corp. Taiwan Ltd.(a)	1,192	438
Far Eastern International Bank	609	215
Far Eastern New Century Corp.	1,789	1,542
Far EasTone Telecommunications Co. Ltd.	684	1,517
Feng TAY Enterprise Co. Ltd.	155	873

	Shares	Value
Taiwan-(continued)
First Financial Holding Co. Ltd.	4,173	$3,044
Formosa Chemicals & Fibre Corp.	1,466	3,679
Formosa Petrochemical Corp.	619	1,840
Formosa Plastics Corp.	2,203	6,405
Formosa Taffeta Co. Ltd.	535	607
Foxconn Technology Co. Ltd.	538	1,024
Fubon Financial Holding Co. Ltd.	3,213	4,507
Giant Manufacturing Co. Ltd.	125	729
Globalwafers Co. Ltd.	102	1,294
Hon Hai Precision Industry Co. Ltd.	5,309	13,518
Hotai Motor Co. Ltd.	146	2,655
HTC Corp.	379	378
Hua Nan Financial Holdings Co. Ltd.	4,200	2,705
Innolux Corp.	3,822	823
Inventec Corp.	1,466	1,147
Largan Precision Co. Ltd.	45	6,147
Lite-On Technology Corp.	846	1,312
MediaTek, Inc.	652	8,914
Mega Financial Holding Co. Ltd.	4,848	4,852
Nan Ya Plastics Corp.	2,550	5,566
Nanya Technology Corp.	333	707
Novatek Microelectronics Corp.	228	1,408
OBI Pharma, Inc.(a)	70	207
Oriental Union Chemical Corp.	423	236
Pegatron Corp.	910	1,986
Pou Chen Corp.	1,194	1,113
President Chain Store Corp.	254	2,621
Quanta Computer, Inc.	1,189	2,556
Realtek Semiconductor Corp.	212	1,796
Shanghai Commercial & Savings Bank Ltd. (The)	1,534	2,232
Shin Kong Financial Holding Co. Ltd.	5,108	1,441
SinoPac Financial Holdings Co. Ltd.	4,887	1,973
Synnex Technology International Corp.	674	896
Taishin Financial Holding Co. Ltd.	4,620	1,950
Taiwan Business Bank	2,327	835
Taiwan Cement Corp.	2,232	3,191
Taiwan Cooperative Financial Holding Co. Ltd.	4,318	2,873
Taiwan Fertilizer Co. Ltd.	387	595
Taiwan Glass Industry Corp.	939	278
Taiwan High Speed Rail Corp.	882	1,000
Taiwan Mobile Co. Ltd.	732	2,632
Taiwan Secom Co. Ltd.	70	206
Taiwan Semiconductor Manufacturing Co. Ltd.	10,752	108,052
Teco Electric and Machinery Co. Ltd.	664	595
TPK Holding Co. Ltd.(a)	183	253
Transcend Information, Inc.	77	182
U-Ming Marine Transport Corp.	246	241
Unimicron Technology Corp.	528	741
Uni-President Enterprises Corp.	2,157	4,989
United Microelectronics Corp.	4,671	2,423
Vanguard International Semiconductor Corp.	365	845
Walsin Lihwa Corp.	1,145	500
Walsin Technology Corp.	207	1,465
Wan Hai Lines Ltd.	423	236
Win Semiconductors Corp.	180	1,610
Wistron Corp.	1,188	1,104
Wiwynn Corp.	38	967
Yageo Corp.	169	2,195
Yuanta Financial Holding Co. Ltd.	4,761	2,684
Yulon Motor Co. Ltd.	502	288

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Taiwan-(continued)
Yulon Nissan Motor Co. Ltd.	14	$125
Zhen Ding Technology Holding Ltd.	263	930

		293,105

Thailand-2.86%
Advanced Info Service PCL, NVDR	480	2,918
Airports of Thailand PCL, NVDR	1,825	3,482
Asset World Corp. PCL, NVDR	3,300	556
B. Grimm Power PCL, NVDR	338	463
Bangkok Bank PCL, Foreign Shares	226	721
Bangkok Dusit Medical Services PCL, NVDR	3,761	2,386
Bangkok Expressway & Metro PCL, NVDR	3,756	1,078
Bangkok Life Assurance PCL, NVDR(a)	300	142
Banpu PCL, NVDR	2,056	366
Berli Jucker PCL, NVDR	480	590
BTS Group Holdings PCL, NVDR	3,738	1,318
Bumrungrad Hospital PCL, NVDR	154	559
Central Pattana PCL, NVDR	1,031	1,538
Charoen Pokphand Foods PCL, NVDR	1,705	1,413
CP ALL PCL, NVDR	2,263	4,927
Delta Electronics Thailand PCL, NVDR	214	293
Digital Telecommunications Infrastructure Fund, Class F	1,826	890
Electricity Generating PCL, NVDR	126	1,095
Energy Absolute PCL, NVDR	784	960
Global Power Synergy PCL, NVDR	319	689
Gulf Energy Development PCL, NVDR	1,825	2,169
Home Product Center PCL, NVDR	2,654	1,116
Indorama Ventures PCL, NVDR	842	740
Intouch Holdings PCL, NVDR	982	1,613
IRPC PCL, NVDR	4,823	396
Kasikornbank PCL, Foreign Shares	504	1,332
Kasikornbank PCL, NVDR	296	782
Krung Thai Bank PCL, NVDR	2,916	976
Krungthai Card PCL, NVDR.	616	639
Land & Houses PCL, NVDR	3,106	700
Minor International PCL, NVDR	1,681	1,089
Muangthai Capital PCL, NVDR(a)	318	455
Osotspa PCL, NVDR.	574	723
PTT Exploration & Production PCL, NVDR	651	1,661
PTT Global Chemical PCL, NVDR	959	1,109
PTT PCL, NVDR	6,203	6,750
Ratch Group PCL, NVDR	367	743
Siam Cement PCL (The), NVDR	362	3,829
Siam City Cement PCL, NVDR	42	153
Siam Commercial Bank PCL (The), NVDR	1,103	2,300
Siam Makro PCL, NVDR	170	187
Srisawad Corp. PCL, NVDR.	255	417
Thai Oil PCL, NVDR	482	605
Thai Union Group PCL, NVDR	1,329	535
TMB Bank PCL, NVDR	16,868	491
Total Access Communication PCL, NVDR	317	410
True Corp. PCL, NVDR	5,013	513

		58,817

Turkey-0.56%
Akbank T.A.S.(a)	1,100	917
Anadolu Efes Biracilik ve Malt Sanayii A.S.	81	213
Arcelik A.S.(a)	99	232
Aselsan Elektronik Sanayi Ve Ticaret A.S.	150	582
BIM Birlesik Magazalar A.S.	179	1,418

	Shares	Value
Turkey-(continued)
Coca-Cola Icecek A.S.	38	$199
Enka Insaat ve Sanayi A.S.	281	242
Eregli Demir ve Celik Fabrikalari TAS	537	617
Ford Otomotiv Sanayi A.S.	35	317
Haci Omer Sabanci Holding A.S.	409	479
Iskenderun Demir ve Celik A.S.	78	76
KOC Holding A.S.	369	810
Koza Altin Isletmeleri A.S.(a)	7	71
Petkim Petrokimya Holding A.S.(a)	473	240
TAV Havalimanlari Holding A.S.	85	221
Tekfen Holding A.S.	88	178
Tofas Turk Otomobil Fabrikasi A.S.	71	227
Tupras-Turkiye Petrol Rafinerileri A.S.(a)	58	753
Turk Hava Yollari AO(a)	264	398
Turk Telekomunikasyon A.S.(a)	98	102
Turkcell Iletisim Hizmetleri A.S.	422	840
Turkiye Garanti Bankasi A.S.(a)	913	1,076
Turkiye Is Bankasi A.S., Class C(a)	628	440
Turkiye Sise ve Cam Fabrikalari A.S.	352	242
Turkiye Vakiflar Bankasi T.A.O., Class D(a)	436	279
Yapi ve Kredi Bankasi A.S.(a)	827	246

		11,415

United Arab Emirates-0.82%
Abu Dhabi Commercial Bank PJSC	1,179	1,411
Abu Dhabi Islamic Bank PJSC	404	393
Air Arabia PJSC	1,017	316
Aldar Properties PJSC	1,714	846
DAMAC Properties Dubai Co. PJSC(a)	748	127
Dana Gas PJSC	1,521	304
DP World PLC	72	1,151
Dubai Financial Market PJSC	719	143
Dubai Investments PJSC	927	301
Dubai Islamic Bank PJSC	805	801
Emaar Development PJSC	356	221
Emaar Malls PJSC	892	310
Emaar Properties PJSC	1,561	1,148
Emirates Telecommunications Group Co. PJSC	774	3,266
First Abu Dhabi Bank PJSC	1,943	6,071

		16,809

United States-0.09%
JBS S.A.	418	1,841

Total Common Stocks & Other Equity Interests (Cost $2,204,580)		1,893,594

Exchange-Traded Funds-7.75%
India-4.98%
Invesco India ETF(i)	6,134	96,917
iShares MSCI India ETF	200	5,410

		102,327

United States-2.77%
iShares MSCI Saudi Arabia ETF	2,227	56,945

Total Exchange-Traded Funds (Cost $205,785)		159,272

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $2,410,365)		2,052,866

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.88%
Invesco Private Government Fund, 0.01%(i)(j)(k) (Cost $18,134)	18,134	$18,134

TOTAL INVESTMENTS IN SECURITIES-100.72% (Cost $2,428,499)		2,071,000
OTHER ASSETS LESS LIABILITIES-(0.72)%		(14,777)

NET ASSETS-100.00%		$2,056,223

Investment Abbreviations:

ADR-American Depositary Receipt

CPO-Certificates of Ordinary Participation

ETF-Exchange-Traded Fund

GDR-Global Depositary Receipt

NVDR-Non-Voting Depositary Receipt

REIT-Real Estate Investment Trust

Rts.-Rights

TBA-To Be Announced

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $106,157, which represented 5.16% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2020.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	Each CPO for Megacable Holdings S.A.B. de C.V. represents two Series shares.
(i)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco, Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2020	Dividend Income

Invesco India ETF	$100,300	$38,414	$(27,883)	$(34,295)	$20,381	$96,917	$933

Investments in Affiliated Money Market Funds:

Invesco Premier U.S. Government Money Portfolio, Institutional Class*	5,726	64,285	(70,011)	-	-	-	36

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Government & Agency Portfolio, Institutional Class*	55,630	356,211	(411,841)	-	-	-	175

Invesco Liquid Assets Portfolio, Institutional Class*	18,251	84,158	(102,410)	(1)	2	-	67

Invesco Private Government Fund	-	39,772	(21,638)	-	-	18,134	-

Total	$179,907	$582,840	$(633,783)	$(34,296)	$20,383	$115,051	$1,211

*	At April 30, 2020, this security was no longer held.

(j)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2020

Financials	28.43
Consumer Discretionary	16.15
Communication Services	13.14
Information Technology	11.18
Energy	6.35
Materials	6.18
Industrials	4.61
Consumer Staples	4.37
Utilities	3.32
Health Care	3.14
Real Estate	2.97
Money Market Funds Plus Other Assets Less Liabilities	0.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Statements of Assets and Liabilities

April 30, 2020

(Unaudited)

	Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)	Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)	Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
Assets:
Unaffiliated investments in securities, at value(a)	$10,019,047	$2,058,431	$1,955,949
Affiliated investments in securities, at value	729,562	67,615	115,051
Foreign currencies, at value	-	592	1,732
Receivable for:
Dividends and interest	12,431	8,568	2,054
Securities lending	-42		18
Foreign tax reclaims	-	487	-

Total assets	10,761,040	2,135,735	2,074,804

Liabilities:
Due to custodian	-	2,588	278
Payable for:
Investments purchased	727,757	509	-
Collateral upon return of securities loaned	-	67,615	18,134
Accrued unitary management fees	521	112	169

Total liabilities	728,278	70,824	18,581

Net Assets	$10,032,762	$2,064,911	$2,056,223

Net assets consist of:
Shares of beneficial interest	$9,914,359	$2,500,025	$2,500,025
Distributable earnings (loss)	118,403	(435,114)	(443,802)

Net Assets	$10,032,762	$2,064,911	$2,056,223

Shares outstanding (unlimited amount authorized, $0.01 par value)	400,001	100,001	100,001
Net asset value	$25.08	$20.65	$20.56

Market price	$25.09	$20.56	$20.43

Unaffiliated investments in securities, at cost	$9,975,477	$2,470,688	$2,279,128

Affiliated investments in securities, at cost	$729,562	$67,615	$149,371

Foreign currencies, at cost	$-	$657	$1,694

(a) Includes securities on loan with an aggregate value of:	$-	$62,725	$17,415

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Statements of Operations

For the six months ended April 30, 2020

(Unaudited)

	Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)	Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)	Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
Investment income:
Unaffiliated interest income	$95,974	$-	$-
Unaffiliated dividend income	-	31,578	19,034
Affiliated dividend income	135	48	969
Securities lending income	33	174	267
Foreign withholding tax	-	(4,847)	(1,489)

Total investment income	96,142	26,953	18,781

Expenses:
Unitary management fees	3,531	808	1,612

Less: Waivers	(61)	(6)	(355)

Net expenses	3,470	802	1,257

Net investment income	92,672	26,151	17,524

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	6,067	(5,019)	(45,708)
Affiliated investment securities	(8)	3	20,283
Unaffiliated in-kind redemptions	26,719	-	-
Affiliated in-kind redemptions	-	-	100
Foreign currencies	-	(409)	(329)

Net realized gain (loss)	32,778	(5,425)	(25,654)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	7,345	(357,149)	(246,582)
Affiliated investment securities	-	(1)	(34,296)
Foreign currencies	-	113	(151)

Change in net unrealized appreciation (depreciation)	7,345	(357,037)	(281,029)

Net realized and unrealized gain (loss)	40,123	(362,462)	(306,683)

Net increase (decrease) in net assets resulting from operations	$132,795	$(336,311)	$(289,159)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Statements of Changes in Net Assets

For the six months ended April 30, 2020 and the year ended October 31, 2019

(Unaudited)

	Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)		Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)		Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
	Six Months Ended April 30, 2020	Year Ended October 31, 2019	Six Months Ended April 30, 2020	Year Ended October 31, 2019	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Operations:
Net investment income	$92,672	$128,264	$26,151	$69,394	$17,524	$73,602
Net realized gain (loss)	32,778	(9,433)	(5,425)	(12,087)	(25,654)	(38,649)
Change in net unrealized appreciation (depreciation)	7,345	90,771	(357,037)	172,266	(281,029)	244,976

Net increase (decrease) in net assets resulting from operations	132,795	209,602	(336,311)	229,573	(289,159)	279,929

Distributions to Shareholders from:
Distributable earnings	(47,416)	(116,574)	(29,994)	(78,552)	(40,581)	(59,836)

Shareholder Transactions:
Proceeds from shares sold	3,740,954	4,933,735	-	-	-	-
Value of shares repurchased	(1,260,355)	-	-	-	-	-

Net increase in net assets resulting from share transactions	2,480,599	4,933,735	-	-	-	-

Net increase (decrease) in net assets	2,565,978	5,026,763	(366,305)	151,021	(329,740)	220,093

Net assets:
Beginning of period	7,466,784	2,440,021	2,431,216	2,280,195	2,385,963	2,165,870

End of period	$10,032,762	$7,466,784	$2,064,911	$2,431,216	$2,056,223	$2,385,963

Changes in Shares Outstanding:
Shares sold	150,000	200,000	-	-	-	-
Shares repurchased	(50,000)	-	-	-	-	-
Shares outstanding, beginning of period	300,001	100,001	100,001	100,001	100,001	100,001

Shares outstanding, end of period	400,001	300,001	100,001	100,001	100,001	100,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights

Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)

	Six Months Ended April 30, 2020		Years Ended October 31,			For the Period September 19, 2017(a) Through October 31,
	(Unaudited)		2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$24.89		$24.40		$24.99	$25.00
Net investment income(b)	0.23		0.59		0.63	0.06
Net realized and unrealized gain (loss) on investments	0.08		0.39		(0.55)	(0.07)
Total from investment operations	0.31		0.98		0.08	(0.01)
Distributions to shareholders from:
Net investment income	(0.12)		(0.49)		(0.67)	-
Net asset value at end of period	$25.08		$24.89		$24.40	$24.99
Market price at end of period(c)	$25.09		$24.90		$24.40	$24.99
Net Asset Value Total Return(d)	1.25%		4.04%		0.33%	(0.04	)%(e)
Market Price Total Return(d)	1.24%		4.07%		0.33%	(0.04	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,033		$7,467		$2,440	$2,499
Ratio to average net assets of:
Expenses	0.07	%(f)	0.20	%(g)	0.07%	0.07	%(f)
Net investment income	1.84	%(f)	2.39	%(g)	2.53%	2.22	%(f)
Portfolio turnover rate(h)	18%		30%		19%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the Exchange) to October 31, 2017 was 0.12%. The market price total return from Fund Inception to October 31, 2017 was 0.12%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.13%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights–(continued)

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)

	Six Months Ended April 30, 2020		Years Ended October 31,			For the Period September 19, 2017(a) Through October 31,
	(Unaudited)		2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$24.31		$22.80		$25.37	$25.00
Net investment income(b)	0.26		0.69		0.73	0.07
Net realized and unrealized gain (loss) on investments	(3.62)		1.61		(2.60)	0.30
Total from investment operations	(3.36)		2.30		(1.87)	0.37
Distributions to shareholders from:
Net investment income	(0.30)		(0.77)		(0.70)	-
Net realized gains	-		(0.02)		-	-
Total distributions	(0.30)		(0.79)		(0.70)	-
Net asset value at end of period	$20.65		$24.31		$22.80	$25.37
Market price at end of period(c)	$20.56		$24.35		$23.03	$25.54
Net Asset Value Total Return(d)	(13.71)%		10.31%		(7.60)%	1.48	%(e)
Market Price Total Return(d)	(14.24)%		9.37%		(7.30)%	2.16	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,065		$2,431		$2,280	$2,537
Ratio to average net assets of:
Expenses	0.07	%(f)	0.37	%(g)	0.07%	0.07	%(f)
Net investment income	2.27	%(f)	2.99	%(g)	2.89%	2.38	%(f)
Portfolio turnover rate(h)	1%		4%		7%	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the Exchange) to October 31, 2017 was 1.80%. The market price total return from Fund Inception to October 31, 2017 was 2.12%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.30%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights–(continued)

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)

	Six Months Ended April 30, 2020 (Unaudited)		Years Ended October 31,			For the Period September 19, 2017(a) Through October 31, 2017
			2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$23.86		$21.66		$25.07	$25.00
Net investment income(b)	0.18		0.74	(c)	0.66	0.03
Net realized and unrealized gain (loss) on investments	(3.07)		2.06		(3.42)	0.04
Total from investment operations	(2.89)		2.80		(2.76)	0.07
Distributions to shareholders from:
Net investment income	(0.41)		(0.60)		(0.65)	-
Net asset value at end of period	$20.56		$23.86		$21.66	$25.07
Market price at end of period(d)	$20.43		$23.82		$21.75	$25.20
Net Asset Value Total Return(e)	(12.24)%		13.02%		(11.28)%	0.28	%(f)
Market Price Total Return(e)	(12.65)%		12.34%		(11.38)%	0.80	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,056		$2,386		$2,166	$2,507
Ratio to average net assets of:
Expenses, after Waivers	0.11	%(g)(h)	0.39	%(h)(i)	0.11%	0.14	%(g)
Expenses, prior to Waivers	0.14	%(g)(h)	0.43	%(h)(i)	0.14%	0.14	%(g)
Net investment income	1.52	%(g)	3.16	%(c)(i)	2.64%	1.03	%(g)
Portfolio turnover rate(j)	9%		13%		16%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net Investment income per share and the ratio of net investment income to average net assets include a non-cash taxable distribution received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the non-cash taxable distribution are $0.56 and 2.39%, respectively.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the Exchange) to October 31, 2017 was 1.05%. The market price total return from Fund Inception to October 31, 2017 was (0.39)%.

(g)	Annualized.
(h)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(i)	Ratios include non-recurring costs associated with a proxy statement of 0.29%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2020

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)	“PureBetaSM 0-5 Yr US TIPS ETF”
Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)	“PureBetaSM FTSE Developed ex-North America ETF”
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)	“PureBetaSM FTSE Emerging Markets ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
PureBetaSM 0-5 Yr US TIPS ETF	ICE BofAML 0-5 Year US Inflation-Linked Treasury IndexSM
PureBetaSM FTSE Developed ex-North America ETF	FTSE Developed ex North America Index
PureBetaSM FTSE Emerging Markets ETF	FTSE Emerging Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same

37

securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to each Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging

38

markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Foreign Investment Risk. For certain Funds, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to risk of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Geographic Concentration Risk. A natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected country or region.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include,

39

but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Inflation-Linked Security Risk. For certain Funds, the value of inflation-linked securities generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation -indexed securities will generally vary up or down along with the rate of inflation.

Liquidity Risk. For certain Funds, liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. Certain Funds invest in securities of small- and mid- capitalization companies, which involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

U.S. Government Obligation/Securities Risk. Certain Funds may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest

40

income is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

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H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Treasury Inflation-Protected Securities - PureBetaSM 0-5 Yr US TIPS ETF may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as Treasury Inflation-Protected Securities inflation adjustment in the Statements of Operations, even though investors do not receive their principal until maturity.

K.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

L.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

42

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee equal to a percentage of its average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The annual unitary management fee paid by each Fund to the Adviser is equal to a percentage of each Fund’s average daily net assets as follows:

Unitary Management Fees (as a % of average daily net assets)
PureBetaSM 0-5 Yr US TIPS ETF	0.07%
PureBetaSM FTSE Developed ex-North America ETF	0.07%
PureBetaSM FTSE Emerging Markets ETF	0.14%

Further, through at least August 31, 2022, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six-month period ended April 30, 2020, the Adviser waived fees for each Fund in the following amounts:

PureBetaSM 0-5 Yr US TIPS ETF	$61
PureBetaSM FTSE Developed ex-North America ETF	6
PureBetaSM FTSE Emerging Markets ETF	355

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
PureBetaSM 0-5 Yr US TIPS ETF	ICE Data Indices, LLC
PureBetaSM FTSE Developed ex-North America ETF	FTSE International Ltd.
PureBetaSM FTSE Emerging Markets ETF	FTSE International Ltd.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

43

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
PureBetaSM 0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$-	$10,019,047	$-	$10,019,047
Money Market Funds	729,562	-	-	729,562

Total Investments	$729,562	$10,019,047	$-	$10,748,609

PureBetaSM FTSE Developed ex-North America ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,056,012	$2,419	$0	$2,058,431
Money Market Funds	-	67,615	-	67,615

Total Investments	$2,056,012	$70,034	$0	$2,126,046

PureBetaSM FTSE Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$782,795	$1,110,799	$0	$1,893,594
Exchange-Traded Funds	159,272	-	-	159,272
Money Market Funds	-	18,134	-	18,134

Total Investments	$942,067	$1,128,933	$0	$2,071,000

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2019, as follows:

	No expiration
	Short-Term	Long-Term	Total*
PureBetaSM 0-5 Yr US TIPS ETF	$6,727	$9,793	$16,520
PureBetaSM FTSE Developed ex-North America ETF	-	10,933	10,933
PureBetaSM FTSE Emerging Markets ETF	7,067	47,950	55,017

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six-month period ended April 30, 2020, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
PureBetaSM FTSE Developed ex-North America ETF	$20,429	$26,087
PureBetaSM FTSE Emerging Markets ETF	196,183	201,200

44

For the six-month period ended April 30, 2020, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions) for the PureBetaSM 0-5 Yr US TIPS ETF amounted to $2,324,820 and $1,690,604, respectively.

For the six-month period ended April 30, 2020, in-kind transactions associated with creations and redemptions for the PureBetaSM 0-5 Yr US TIPS ETF amounted to $3,090,236 and $1,261,098, respectively.

At April 30, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
PureBetaSM 0-5 Yr US TIPS ETF	$69,696	$(26,126)	$43,570	$10,705,039
PureBetaSM FTSE Developed ex-North America ETF	193,301	(611,282)	(417,981)	2,544,027
PureBetaSM FTSE Emerging Markets ETF	200,191	(562,000)	(361,809)	2,432,809

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares for PureBetaSM 0-5 Yr US TIPS ETF and 100,000 Shares for PureBetaSM FTSE Developed ex-North America ETF and PureBetaSM FTSE Emerging Markets ETF. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

45

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

In addition to the fees and expenses which the Invesco PureBetaSM FTSE Emerging Markets ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)

Actual	$1,000.00	$1,012.50	0.07%	$0.35

Hypothetical (5% return before expenses)	1,000.00	1,024.52	0.07	0.35
Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)

Actual	1,000.00	862.90	0.07	0.32

Hypothetical (5% return before expenses)	1,000.00	1,024.52	0.07	0.35

46

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)

Actual	$1,000.00	$877.60	0.11%	$0.51

Hypothetical (5% return before expenses)	1,000.00	1,024.32	0.11	0.55

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2020. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

47

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 14, 2020, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following 71 series (each, a “Fund” and collectively, the “Funds”):

Invesco 1-30 Laddered Treasury ETF

Invesco California AMT-Free Municipal Bond ETF

Invesco CEF Income Composite ETF

Invesco China Technology ETF

Invesco DWA Developed Markets Momentum ETF

Invesco DWA Emerging Markets Momentum ETF

Invesco DWA SmallCap Momentum ETF

Invesco Emerging Markets Sovereign Debt ETF

Invesco FTSE International Low Beta Equal Weight ETF

Invesco FTSE RAFI Developed Markets ex-U.S. ETF

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF

Invesco FTSE RAFI Emerging Markets ETF

Invesco Fundamental High Yield® Corporate Bond ETF

Invesco Fundamental Investment Grade Corporate Bond ETF

Invesco Global Clean Energy ETF

Invesco Global Short Term High Yield Bond ETF

Invesco Global Water ETF

Invesco International BuyBack AchieversTM ETF

Invesco International Corporate Bond ETF

Invesco KBW Bank ETF

Invesco KBW High Dividend Yield Financial ETF

Invesco KBW Premium Yield Equity REIT ETF

Invesco KBW Property & Casualty Insurance ETF

Invesco KBW Regional Banking ETF

Invesco National AMT-Free Municipal Bond ETF

Invesco New York AMT-Free Municipal Bond ETF

Invesco Preferred ETF

Invesco PureBetaSM 0-5 Yr US TIPS ETF

Invesco PureBetaSM FTSE Developed ex-North America ETF

Invesco PureBetaSM FTSE Emerging Markets ETF

Invesco PureBetaSM MSCI USA ETF

Invesco PureBetaSM MSCI USA Small Cap ETF

Invesco PureBetaSM US Aggregate Bond ETF

Invesco Russell 1000 Enhanced Equal Weight ETF

Invesco Russell 1000 Equal Weight ETF

Invesco Russell 1000 Low Beta Equal Weight ETF

Invesco S&P 500® Enhanced Value ETF

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

Invesco S&P 500® High Beta ETF

Invesco S&P 500® High Dividend Low Volatility ETF

Invesco S&P 500® Low Volatility ETF

Invesco S&P 500 Minimum Variance ETF

Invesco S&P 500® Momentum ETF

Invesco S&P 500 Revenue ETF

Invesco S&P Emerging Markets Low Volatility ETF

Invesco S&P Emerging Markets Momentum ETF

Invesco S&P International Developed High Dividend Low Volatility ETF

Invesco S&P International Developed Low Volatility ETF

Invesco S&P International Developed Momentum ETF

Invesco S&P International Developed Quality ETF

Invesco S&P MidCap 400 Revenue ETF

Invesco S&P MidCap Low Volatility ETF

Invesco S&P SmallCap 600 Revenue ETF

Invesco S&P SmallCap Consumer Discretionary ETF

Invesco S&P SmallCap Consumer Staples ETF

Invesco S&P SmallCap Energy ETF

Invesco S&P SmallCap Financials ETF

Invesco S&P SmallCap Health Care ETF

Invesco S&P SmallCap High Dividend Low Volatility ETF

Invesco S&P SmallCap Industrials ETF

Invesco S&P SmallCap Information Technology ETF

Invesco S&P SmallCap Low Volatility ETF

Invesco S&P SmallCap Materials ETF

Invesco S&P SmallCap Quality ETF

Invesco S&P SmallCap Utilities & Communication Services ETF

Invesco S&P Ultra Dividend Revenue ETF

Invesco Senior Loan ETF

Invesco Taxable Municipal Bond ETF

Invesco Treasury Collateral ETF

Invesco Variable Rate Preferred ETF

Invesco VRDO Tax-Free Weekly ETF

Also at the April 14, 2020 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

48

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2019, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds businesses of Guggenheim Capital LLC on April 6, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the five-year and since-inception periods for Invesco Global Short Term High Yield Bond ETF and the one-year and ten-year periods for Invesco VRDO Tax-Free Weekly ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco Global Short Term High Yield Bond ETF’s and Invesco VRDO Tax-Free Weekly ETF’s level of correlation to its underlying index, as well as the Adviser’s expectations for each Fund’s correlation going forward. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

0.04%:	Invesco PureBetaTM MSCI USA ETF

0.05%:	Invesco PureBetaTM US Aggregate Bond ETF

0.06%:	Invesco PureBetaTM MSCI USA Small Cap ETF

0.07%:	Invesco PureBetaTM 0-5 Yr US TIPS ETF, Invesco PureBetaTM FTSE Developed ex-North America ETF

0.08%:	Invesco Treasury Collateral ETF

0.10%:	Invesco S&P 500 Minimum Variance ETF

0.13%:	Invesco S&P 500 Enhanced Value ETF, Invesco S&P 500 Momentum ETF

49

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

0.14%:	Invesco PureBetaTM FTSE Emerging Markets ETF

0.20%:	Invesco Russell 1000 Equal Weight ETF

0.22%:	Invesco Fundamental Investment Grade Corporate Bond ETF

0.25%:	Invesco 1-30 Laddered Treasury ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF, Invesco VRDO Tax-Free Weekly ETF

0.28%:	Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Taxable Municipal Bond ETF

0.29%:	Invesco Russell 1000 Enhanced Equal Weight ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF, Invesco S&P SmallCap Utilities & Communication Services ETF

0.30%:	Invesco S&P 500® High Dividend Low Volatility ETF, Invesco S&P International Developed High Dividend Low Volatility ETF, Invesco S&P SmallCap High Dividend Low Volatility ETF

0.35%:	Invesco Global Short Term High Yield Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF, Invesco Russell 1000 Low Beta Equal Weight ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF

0.39%:	Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF, Invesco S&P Ultra Dividend Revenue ETF

0.45%:	Invesco FTSE International Low Beta Equal Weight ETF, Invesco FTSE RAFI Developed Markets ex-U.S. ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF

0.49%:	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, Invesco FTSE RAFI Emerging Markets ETF

0.50%:	Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF, Invesco Variable Rate Preferred ETF

0.55%:	Invesco International BuyBack AchieversTM ETF

0.60%:	Invesco DWA SmallCap Momentum ETF

0.65%:	Invesco Senior Loan ETF

0.70%:	Invesco China Technology ETF

0.75%:	Invesco Global Clean Energy ETF, Invesco Global Water ETF

0.80%:	Invesco DWA Developed Markets Momentum ETF

0.90%:	Invesco DWA Emerging Markets Momentum ETF

The Trustees considered that, effective May 1, 2020, the Adviser had agreed to reduce the unitary advisory fee for Invesco S&P Emerging Markets Low Volatility ETF and Invesco S&P Emerging Markets Momentum ETF from 0.45% to 0.29% of average daily net assets, and to reduce the unitary advisory fee for Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF from 0.35% to 0.25% of average daily net assets.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net

50

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.

Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 1-30 Laddered Treasury ETF			X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco DWA Developed Markets Momentum ETF			X
Invesco DWA Emerging Markets Momentum ETF			X
Invesco DWA SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco FTSE International Low Beta Equal Weight ETF	X	X	X
Invesco FTSE RAFI Developed Markets ex-U.S. ETF		X	X
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	X	X	X
Invesco FTSE RAFI Emerging Markets ETF	X		X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		N/A	X
Invesco Global Short Term High Yield Bond ETF	X	N/A	X
Invesco Global Water ETF		N/A	X
Invesco International BuyBack AchieversTM ETF	X	X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco Preferred ETF		N/A	X
Invesco PureBetaTM 0-5 Yr US TIPS ETF			X
Invesco PureBetaTM FTSE Developed ex-North America ETF			X
Invesco PureBetaTM FTSE Emerging Markets ETF	X		X
Invesco PureBetaTM MSCI USA ETF	X	X	X
Invesco PureBetaTM MSCI USA Small Cap ETF	X	X	X
Invesco PureBetaTM US Aggregate Bond ETF	X	X	X
Invesco Russell 1000 Enhanced Equal Weight ETF	X	X	X
Invesco Russell 1000 Equal Weight ETF	X	X	X
Invesco Russell 1000 Low Beta Equal Weight ETF		X	X
Invesco S&P 500 Enhanced Value ETF	X	X	X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X	X	X
Invesco S&P 500 High Beta ETF	X	X	X

51

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500 Momentum ETF		X	X
Invesco S&P 500 Revenue ETF		X	X
Invesco S&P Emerging Markets Low Volatility ETF	X	X	X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed High Dividend Low Volatility ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X		X
Invesco S&P International Developed Momentum ETF			X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X	X	X
Invesco S&P SmallCap Low Volatility ETF	X	X	X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF	X		X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF		X	X
Invesco Taxable Municipal Bond ETF		N/A	X
Invesco Treasury Collateral ETF	X		X
Invesco Variable Rate Preferred ETF		X	X
Invesco VRDO Tax-Free Weekly ETF		N/A	X

*

The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco 1-30 Laddered Treasury ETF, Invesco California AMT-Free Municipal Bond ETF, Invesco DWA Developed Markets Momentum ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Global Clean Energy ETF, Invesco Global Water ETF, Invesco International Corporate Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Senior Loan ETF and Invesco VRDO Tax-Free Weekly ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

52

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees and advisory fees for money market cash management vehicles. The Board concluded that the advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF at a meeting held on April 14, 2020. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Treasury Collateral ETF’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

53

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 12, 2020 Board meeting, and Invesco Advisers, Inc., in connection with the April 14, 2020 meeting, and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rates for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF were reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees on the excess cash invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ and other Invesco ETFs’ excess cash invested in the money market funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and that the Sub-Advisers do not have any soft-dollar arrangements with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. No single factor was determinative in the Board’s analysis.

54

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PBETA-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders April 30, 2020
IDLB	Invesco FTSE International Low Beta Equal Weight ETF
EELV	Invesco S&P Emerging Markets Low Volatility ETF
EEMO	Invesco S&P Emerging Markets Momentum ETF
IDHD	Invesco S&P International Developed High Dividend Low Volatility ETF
IDLV	Invesco S&P International Developed Low Volatility ETF

IDMO	Invesco S&P International Developed Momentum ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Liquidity Risk Management Program

The Securities and Exchange Commission (“SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 12, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

•	Each Fund’s investment strategy remained appropriate for an open-end fund;

•	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

•	The Funds did not breach the 15% limit on Illiquid Investments; and

•	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)

April 30, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.15%
Australia-5.82%
AGL Energy Ltd.	1,894	$20,825
APA Group	3,199	22,629
Aurizon Holdings Ltd.	7,393	22,442
AusNet Services	20,693	25,304
Australia & New Zealand Banking Group Ltd.	1,530	16,527
Bank of Queensland Ltd.	4,985	16,747
Bendigo & Adelaide Bank Ltd.	4,161	17,502
Challenger Ltd.	4,107	12,973
Charter Hall Group	2,954	14,593
Cleanaway Waste Management Ltd.	15,496	18,674
Coca-Cola Amatil Ltd.	3,071	17,229
Commonwealth Bank of Australia	461	18,520
Computershare Ltd.	2,577	20,150
Crown Resorts Ltd.	3,711	23,877
CSL Ltd.	117	23,300
Dexus	2,884	17,034
Domino’s Pizza Enterprises Ltd.	631	23,844
Evolution Mining Ltd.	8,411	27,315
Goodman Group	2,340	19,758
GPT Group (The)	6,183	16,840
IDP Education Ltd.	1,811	17,467
Incitec Pivot Ltd.	13,096	20,136
Insurance Australia Group Ltd.	5,393	20,080
JB Hi-Fi Ltd.	1,010	22,832
Lendlease Group	2,039	16,153
Medibank Pvt Ltd.	12,952	22,895
National Australia Bank Ltd.	1,527	16,589
Newcrest Mining Ltd.	1,263	22,772
Northern Star Resources Ltd.	2,519	20,287
Nufarm Ltd.(a)	7,069	23,921
Orica Ltd.	1,772	20,678
Orora Ltd.	13,194	21,846
OZ Minerals Ltd.	3,896	22,444
Qantas Airways Ltd.	6,999	17,409
QBE Insurance Group Ltd.	2,741	14,824
Scentre Group	10,658	15,946
Shopping Centres Australasia Property Group	11,791	16,997
Star Entertainment Group Ltd. (The)	11,421	22,270
Stockland	7,598	14,020
Sydney Airport	4,663	19,059
TPG Telecom Ltd.	4,712	22,333
Transurban Group	2,315	20,786
Treasury Wine EstatesLtd	3,424	22,753
Vicinity Centres	16,059	15,395
Vocus Group Ltd.(a)	10,722	21,069
Washington H Soul Pattinson & Co. Ltd.(b)	1,798	21,758
Westpac Banking Corp.	1,596	16,647
Whitehaven Coal Ltd.	18,153	21,189
Woolworths Group Ltd.	958	22,183

		968,821

Austria-0.46%
Erste Group Bank AG	723	15,700
Telekom Austria AG	2,992	21,039

	Shares	Value
Austria-(continued)
Verbund AG	460	$20,839
Vienna Insurance Group AG Wiener Versicherung Gruppe	944	19,004

		76,582

Belgium-1.71%
Ackermans & van Haaren N.V	160	21,187
Ageas	506	18,206
Colruyt S.A	477	28,537
Elia Group S.A./N.V	212	24,381
Galapagos N.V.(a)	105	23,174
Groupe Bruxelles Lambert S.A	249	19,877
KBC Group N.V	345	18,622
Proximus SADP	922	19,662
Sofina S.A	97	22,842
Solvay S.A., Class A.	259	20,210
Telenet Group Holding N.V	589	24,567
UCB S.A	231	21,137
Umicore S.A	534	23,050

		285,452

Canada-3.77%
Agnico Eagle Mines Ltd.	463	27,111
Alimentation Couche-Tard, Inc., Class B	737	20,609
Bank of Nova Scotia (The)	446	17,918
Barrick Gold Corp.	1,144	29,511
BCE, Inc.	492	19,939
Canadian Tire Corp. Ltd., Class A(b)	239	16,806
Canadian Utilities Ltd., Class A(b)	741	18,118
CGI, Inc., Class A(a)	326	20,835
Enbridge, Inc.	604	18,547
Fairfax Financial Holdings Ltd.	55	14,945
Fortis, Inc.	538	20,893
Franco-Nevada Corp.	202	26,783
George Weston Ltd.	294	20,900
Great-West Lifeco, Inc.	1,023	16,881
Hydro One Ltd.(c)	1,112	20,207
Imperial Oil Ltd.	1,048	16,969
Intact Financial Corp.	201	19,170
Inter Pipeline Ltd.	1,617	13,551
Loblaw Cos. Ltd.	437	21,552
Metro, Inc.	567	23,379
Nutrien Ltd.	575	20,579
Power Corp. of Canada	1,056	16,924
Restaurant Brands International, Inc.	410	20,043
RioCan REIT(b)	1,201	13,749
Rogers Communications, Inc., Class B	479	20,106
Royal Bank of Canada	312	19,235
Saputo, Inc.	842	21,218
Shaw Communications, Inc., Class B	1,292	21,125
TELUS Corp.	1,227	20,097
Thomson Reuters Corp.	299	21,112
Wheaton Precious Metals Corp.	771	29,359

		628,171

China-1.58%
China Mengniu Dairy Co. Ltd.(a)	6,538	23,021
Kerry Logistics Network Ltd.	15,965	21,634
Minth Group Ltd.	6,680	15,698

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
China-(continued)
Semiconductor Manufacturing International Corp.(a)	12,470	$23,684
Shougang Fushan Resources Group Ltd.	118,477	23,477
SITC International Holdings Co. Ltd.	20,299	19,904
Sun Art Retail Group Ltd.	18,060	29,862
Tingyi Cayman Islands Holding Corp.	13,072	23,135
Towngas China Co. Ltd.	39,739	19,668
Uni-President China Holdings Ltd.	21,629	21,466
Xinyi Glass Holdings Ltd.	19,380	22,200
Xinyi Solar Holdings Ltd.	29,353	18,732

		262,481

Denmark-1.55%
Carlsberg A/S, Class B	173	21,810
Chr. Hansen Holding A/S	312	26,882
Coloplast A/S, Class B	173	27,357
Demant A/S(a)(b)	731	17,468
Genmab A/S(a)	100	24,043
GN Store Nord A/S	424	19,380
Novozymes A/S, Class B(b)	437	21,405
Orsted A/S(c)	208	21,024
Pandora A/S(b)	513	18,221
Rockwool International A/S, Class B	94	19,737
Tryg A/S	808	21,390
Vestas Wind Systems A/S	226	19,452

		258,169

Finland-1.17%
Elisa OYJ.	382	23,196
Fortum OYJ	1,047	17,374
Huhtamaki OYJ(a)	541	20,218
Kesko OYJ, Class B	1,308	21,275
Kone OYJ, Class B	403	24,418
Neste OYJ	581	20,574
Nokia OYJ.	6,207	22,400
Orion OYJ, Class B	561	28,499
Wartsila OYJ Abp.	2,283	16,764

		194,718

France-4.47%
Air Liquide S.A.(b)	162	20,601
Alstom S.A	460	18,823
BioMerieux	251	31,148
Bollore S.A	6,697	17,766
Bouygues S.A	573	17,642
Carrefour S.A	1,249	18,462
Covivio	215	13,458
Danone S.A	336	23,281
Edenred(b)	437	17,600
Electricite de France S.A	1,572	12,524
ENGIE S.A	1,326	14,384
EssilorLuxottica S.A	163	20,112
Eurazeo SE	341	16,307
Eutelsat Communications S.A	1,852	20,772
Gecina S.A	124	16,176
Getlink SE	1,407	17,923
ICADE	220	16,904
Iliad S.A	159	23,685
Ingenico Group S.A	160	20,101
Klepierre S.A	771	15,585
L’Oreal S.A	80	23,247

	Shares	Value
France-(continued)
Natixis S.A	6,133	$14,516
Orange S.A	1,684	20,538
Orpea	173	19,233
Pernod Ricard S.A	142	21,635
Publicis Groupe S.A	604	17,948
Remy Cointreau S.A.(b)	216	24,084
Rubis S.C.A	424	19,022
Sanofi	235	22,957
Sartorius Stedim Biotech	115	27,585
SCOR SE	656	18,466
Sodexo S.A	254	20,170
Suez.	1,366	15,433
Teleperformance	90	20,159
Thales S.A	228	17,266
Veolia Environnement S.A	742	15,836
Vinci S.A	221	18,082
Vivendi S.A	881	19,014
Wendel SE	189	16,147

		744,592

Germany-4.04%
1&1 Drillisch AG	1,040	24,195
adidas AG	84	19,247
Allianz SE	105	19,422
Aroundtown S.A	2,671	14,364
Bechtle AG	173	25,050
Beiersdorf AG	214	22,403
Carl Zeiss Meditec AG, BR.	212	20,887
Deutsche Boerse AG	139	21,581
Deutsche Telekom AG	1,404	20,491
Deutsche Wohnen SE	562	22,776
DWS Group GmbH & Co. KGaA(c)	631	19,974
E.ON SE.	1,881	18,843
Fielmann AG	328	21,466
Hannover Rueck SE	127	20,240
Hapag-Lloyd AG(c)	286	41,099
Henkel AG& Co. KGaA	91	7,126
Henkel AG& Co. KGaA, Preference Shares	160	14,255
LEG Immobilien AG	185	21,244
Merck KGaA	186	21,615
Muenchener Rueckversicherungs-Gesellschaft AG.	89	19,574
Puma SE	298	18,729
Rocket Internet SE(a)(c)	1,051	22,137
RWE AG.	621	17,848
Sartorius AG, Preference Shares	95	26,721
Scout24 AG(c)	351	22,952
Siemens Healthineers AG(c)	548	24,129
Symrise AG	228	23,133
Talanx AG	506	18,057
Uniper SE	742	19,911
United Internet AG.	770	26,524
Vonovia SE	398	19,639
Wirecard AG(b)	177	17,526

		673,158

Hong Kong-4.45%
Bank of East Asia Ltd. (The)	10,400	21,972
Cafe de Coral Holdings Ltd.	10,255	21,234
CK Hutchison Holdings Ltd.	2,616	18,971
CK Infrastructure Holdings Ltd.	3,538	21,008
CLP Holdings Ltd.	2,324	24,822

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Hong Kong-(continued)
Dah Sing Banking Group Ltd.	19,460	$19,078
Dairy Farm International Holdings Ltd.	4,877	23,187
Guotai Junan International Holdings Ltd.	139,439	18,264
Hang Lung Group Ltd.	9,276	20,994
Hang Lung Properties Ltd.	10,784	23,029
Hang Seng Bank Ltd.	1,215	21,318
Hong Kong & China Gas Co. Ltd. (The)	11,875	21,015
Hong Kong Exchanges & Clearing Ltd.	700	22,440
Hongkong Land Holdings Ltd.	4,715	19,810
Huabao International Holdings Ltd.	56,428	22,011
Hutchison Port Holdings Trust, Class U	165,514	21,250
Hysan Development Co. Ltd.	6,928	23,145
Jardine Matheson Holdings Ltd.	424	18,528
Jardine Strategic Holdings Ltd.	884	19,050
Lifestyle International Holdings Ltd.	24,742	23,635
Link REIT.	2,490	22,086
Mapletree North Asia Commercial Trust(c)	29,052	19,363
MTR Corp. Ltd.	4,234	23,236
NWS Holdings Ltd.	19,810	20,549
PCCW Ltd.	39,313	24,029
Power Assets Holdings Ltd.	3,449	22,770
Shangri-La Asia Ltd.	25,378	20,837
Sino Land Co. Ltd.	17,299	24,099
Swire Pacific Ltd., Class A	1,879	12,075
Swire Pacific Ltd., Class B.	3,266	3,562
Swire Properties Ltd.	7,661	21,494
United Energy Group Ltd.	127,362	23,250
Vitasoy International Holdings Ltd.	6,016	21,341
VTech Holdings Ltd.	2,827	21,255
Wharf Holdings Ltd. (The)	10,784	20,147
Yue Yuen Industrial Holdings Ltd.	10,068	15,814

		740,668

Indonesia-0.10%
Golden Agri-Resources Ltd.	158,599	17,576

Ireland-0.40%
Flutter Entertainment PLC(b)	218	26,810
Glanbia PLC	1,936	20,527
Kerry Group PLC, Class A	173	19,839

		67,176

Israel-3.08%
Airport City Ltd.(a)	1,243	19,016
Alony Hetz Properties & Investments Ltd.	1,462	17,767
Amot Investments Ltd.	3,156	17,822
Azrieli Group Ltd.	335	19,989
Bank Hapoalim BM	3,106	20,043
Bank Leumi Le-Israel BM.	3,726	20,278
Elbit Systems Ltd.	159	21,737
Fattal Holdings 1998 Ltd.	213	14,728
First International Bank of Israel Ltd.	905	22,570
Gazit-Globe Ltd.	2,115	15,721
Harel Insurance Investments & Financial Services Ltd.	4,275	27,574
ICL Ltd.	6,432	22,552
Israel Corp. Ltd. (The)(a)	173	22,429
Israel Discount Bank Ltd., Class A	5,688	18,633
Melisron Ltd.	395	16,035
Mivne Real Estate KD Ltd.(a)	8,511	18,413
Mizrahi Tefahot Bank Ltd.	937	19,367

	Shares	Value
Israel-(continued)
Nice Ltd.(a)	146	$24,170
Oil Refineries Ltd.	70,210	19,553
Paz Oil Co. Ltd.	216	18,987
Phoenix Holdings Ltd. (The)	5,286	27,846
Shapir Engineering and Industry Ltd.	3,364	23,687
Shikun & Binui Ltd.	4,418	18,520
Shufersal Ltd.	3,635	23,438
Strauss Group Ltd.	784	22,317

		513,192

Italy-2.46%
A2A S.p.A	12,847	17,484
Amplifon S.p.A	859	19,673
Assicurazioni Generali S.p.A	1,312	18,703
Atlantia S.p.A	1,109	18,044
Buzzi Unicem S.p.A., RSP	1,865	19,488
Davide Campari-Milano S.p.A	2,743	21,241
DiaSorin S.p.A	202	34,360
Enel S.p.A	2,560	17,485
Eni S.p.A	1,894	17,990
Hera S.p.A	5,130	18,981
Infrastrutture Wireless Italiane S.p.A.(c)	2,144	22,673
Italgas S.p.A	3,626	20,275
Mediaset S.p.A.(a)(b)	10,743	21,827
Recordati S.p.A	535	23,246
Salvatore Ferragamo S.p.A	1,546	19,118
Snam S.p.A	4,414	19,764
Telecom Italia S.p.A.(b)	43,867	17,374
Terna Rete Elettrica Nazionale S.p.A	3,295	20,644
Unione di Banche Italiane S.p.A	5,956	17,020
UnipolSai Assicurazioni S.p.A	9,820	24,136

		409,526

Japan-33.99%
ABC-Mart, Inc.	445	22,818
Aeon Mall Co. Ltd.	1,631	20,678
Ain Holdings, Inc.	372	20,902
Air Water, Inc.	1,776	24,030
Ajinomoto Co., Inc.	1,360	24,240
Alfresa Holdings Corp.	1,312	26,321
Amano Corp.	989	20,333
ANA Holdings, Inc.	833	17,781
Aozora Bank Ltd.	980	17,561
Ariake Japan Co. Ltd.	396	23,010
Asahi Group Holdings Ltd.	621	21,547
Autobacs Seven Co. Ltd.	1,801	21,220
Bandai Namco Holdings, Inc.	451	22,755
Benesse Holdings, Inc.	924	26,352
Bic Camera, Inc.	2,602	24,234
Bridgestone Corp.	709	22,253
Calbee, Inc.	937	28,478
Canon Marketing Japan, Inc.	1,063	20,685
Canon, Inc.	951	20,164
Capcom Co. Ltd.	797	24,380
Central Japan Railway Co.	118	18,628
Chubu Electric Power Co., Inc.	1,806	24,479
Chugai Pharmaceutical Co. Ltd.	256	30,476
Chugoku Electric Power Co., Inc. (The)	1,839	24,806
COMSYS Holdings Corp.	924	25,715
Cosmos Pharmaceutical Corp.	128	34,299
CyberAgent, Inc.	625	26,370

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Japan-(continued)
Daiichikosho Co. Ltd.	548	$16,572
Daikin Industries Ltd.	188	24,455
Daito Trust Construction Co. Ltd.	237	22,737
Daiwa House Industry Co. Ltd.	839	21,459
Daiwa Securities Group, Inc.	5,488	22,838
East Japan Railway Co.	307	22,479
Electric Power Development Co. Ltd.	1,150	23,117
Ezaki Glico Co. Ltd.	584	25,582
FamilyMart Co. Ltd.	1,094	18,570
Fancl Corp.	929	22,380
Fast Retailing Co. Ltd.	36	17,183
FP Corp.	412	31,047
Fuji Media Holdings, Inc.	2,000	20,027
Fuji Oil Holdings, Inc.	1,007	23,403
Fuji Seal International, Inc.	1,287	22,500
FUJIFILM Holdings Corp.	497	23,884
Fujitsu Ltd.	242	23,660
Glory Ltd.	895	20,265
GMO internet, Inc.	1,395	30,587
GOLDWIN, Inc.	403	21,816
H.I.S. Co. Ltd.	1,311	17,530
Hankyu Hanshin Holdings, Inc.	723	24,868
Heiwa Corp.	1,215	20,597
Hikari Tsushin, Inc.	105	20,455
Hiroshima Bank Ltd. (The)	5,584	23,281
Hitachi Transport System Ltd.	903	22,159
Hokuriku Electric Power Co.	3,424	23,147
Honda Motor Co. Ltd.	951	23,042
House Foods Group, Inc.	761	23,967
Hoya Corp.	285	26,138
Hulic Co. Ltd.	2,118	20,962
Iida Group Holdings Co. Ltd.	1,659	22,163
Isetan Mitsukoshi Holdings Ltd.	3,668	22,393
Ito En Ltd.	526	29,237
ITOCHU Corp.	1,036	20,431
Itochu Techno-Solutions Corp.	868	26,556
Itoham Yonekyu Holdings, Inc.	4,182	24,374
Japan Airlines Co. Ltd.	936	16,833
Japan Exchange Group, Inc.	1,384	25,914
Japan Post Bank Co. Ltd.	2,716	25,239
Japan Post Holdings Co. Ltd.	2,775	22,310
Japan Post Insurance Co. Ltd.	1,611	20,657
Japan Tobacco, Inc.	1,158	21,723
Kagome Co. Ltd.	1,071	27,365
Kakaku.com, Inc.	1,090	22,223
Kaken Pharmaceutical Co. Ltd.	480	26,329
Kamigumi Co. Ltd.	1,269	22,420
Kandenko Co. Ltd.	2,796	23,538
Kansai Electric Power Co., Inc. (The)	2,162	22,231
Kansai Paint Co. Ltd.	1,090	20,894
Kao Corp.	341	26,396
KDDI Corp.	816	23,597
Keihan Holdings Co. Ltd.	590	26,623
Keio Corp.	472	26,775
Keisei Electric Railway Co. Ltd.	701	21,216
Kewpie Corp.	1,285	25,593
Kinden Corp.	1,597	25,933
Kintetsu Group Holdings Co. Ltd.	526	25,261
Kobayashi Pharmaceutical Co. Ltd.	313	28,966
Koei Tecmo Holdings Co. Ltd.	923	24,464

	Shares	Value
Japan-(continued)
KOKUYO Co. Ltd.	1,702	$20,871
Konami Holdings Corp.	686	21,661
Konica Minolta, Inc.	4,375	17,085
Kose Corp.	201	25,101
K’s Holdings Corp.	2,202	24,142
Kusuri no Aoki Holdings Co. Ltd.	381	29,964
Kyocera Corp.	381	20,437
Kyowa Kirin Co. Ltd.	1,016	23,758
Kyudenko Corp.	861	24,158
Kyushu Electric Power Co., Inc.	3,154	25,041
Kyushu Railway Co.	746	20,171
Lawson, Inc.	438	22,729
Lintec Corp.	1,118	24,093
Lion Corp.	1,347	28,250
Maeda Road Construction Co. Ltd.	537	9,999
Maruha Nichiro Corp.	1,097	23,096
Maruichi Steel Tube Ltd.	1,006	22,777
Matsui Securities Co. Ltd.	2,940	21,572
Medipal Holdings Corp.	1,308	25,457
Megmilk Snow Brand Co. Ltd.	1,142	26,091
MEIJI Holdings Co. Ltd.	417	29,019
Miraca Holdings, Inc.	950	23,855
Mitsubishi Corp.	941	20,116
Mitsubishi Estate Co. Ltd.	1,316	21,493
Mitsubishi Heavy Industries Ltd.	757	19,426
Mitsubishi Shokuhin Co. Ltd.	950	23,887
Mitsubishi UFJ Financial Group, Inc.	4,947	19,950
Mitsui & Co. Ltd.	1,448	20,382
Mitsui Fudosan Co. Ltd.	992	18,381
Mizuho Financial Group, Inc.	17,880	20,894
Mochida Pharmaceutical Co. Ltd.	700	27,350
Morinaga & Co. Ltd.	570	23,455
Morinaga Milk Industry Co. Ltd.	659	25,576
MS&AD Insurance Group Holdings, Inc.	760	22,043
Nagoya Railroad Co. Ltd.	923	26,588
Nankai Electric Railway Co. Ltd.	1,062	23,771
NEC Corp.	703	27,158
NET One Systems Co. Ltd.	1,076	31,066
Nexon Co. Ltd.	1,451	23,552
NH Foods Ltd.	619	22,157
Nichirei Corp.	940	23,517
Nihon Kohden Corp.	756	27,145
Nihon Unisys Ltd.	760	22,051
Nikon Corp.	2,267	21,199
Nippo Corp.	1,114	25,177
Nippon Express Co. Ltd.	464	22,799
Nippon Kayaku Co. Ltd.	2,172	21,093
Nippon Paint Holdings Co. Ltd.	521	30,256
Nippon Paper Industries Co. Ltd.	1,588	22,877
Nippon Telegraph & Telephone Corp.	1,006	22,983
Nippon Television Holdings, Inc.	1,974	22,152
Nishi-Nippon Railroad Co. Ltd.	1,090	26,920
Nissan Chemical Corp.	563	21,600
Nissan Shatai Co. Ltd.	2,562	20,777
Nisshin Seifun Group, Inc.(b)	1,419	22,187
Nissin Foods Holdings Co. Ltd.	276	22,719
Nitori Holdings Co. Ltd.	174	26,748
NOF Corp.	743	24,701
Nomura Real Estate Holdings, Inc.	1,007	16,529
Nomura Research Institute Ltd.	1,076	26,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Japan-(continued)
NS Solutions Corp.	854	$21,404
NTT Data Corp.	1,942	19,893
NTT DOCOMO, Inc.	826	24,316
OBIC Business Consultants Co. Ltd.	653	29,323
Obic Co. Ltd.	201	30,207
Odakyu Electric Railway Co. Ltd.	1,239	27,347
Olympus Corp.	1,298	20,743
Open House Co. Ltd.	909	19,985
Oracle Corp. Japan	333	34,351
Oriental Land Co. Ltd.	217	27,578
ORIX Corp.	1,463	17,477
Osaka Gas Co. Ltd.	1,488	27,689
OSG Corp.	1,532	20,038
Otsuka Holdings Co. Ltd.	667	26,343
Paltac Corp.	546	28,630
Pan Pacific International Holdings Corp.	1,368	26,489
Rengo Co. Ltd.	3,305	26,075
Resona Holdings, Inc.	6,537	20,447
Resorttrust, Inc.	1,812	18,764
Ricoh Co. Ltd.	2,492	17,107
Rinnai Corp.	325	24,699
Rohm Co. Ltd.	385	24,442
Sankyo Co. Ltd.	686	18,953
Sankyu, Inc.	570	22,065
Sanrio Co. Ltd.	1,629	24,319
Sapporo Holdings Ltd.	1,118	21,442
SCSK Corp.	432	19,507
Secom Co. Ltd.	271	22,690
Sega Sammy Holdings, Inc.	1,728	21,049
Seibu Holdings, Inc.	1,716	20,675
Sekisui House Ltd.	1,165	20,122
Seven & i Holdings Co. Ltd.	736	24,336
Seven Bank Ltd.	9,064	24,606
SG Holdings Co. Ltd.	1,214	33,820
Shiga Bank Ltd. (The)	1,069	25,210
Shikoku Electric Power Co., Inc.	3,082	23,858
Shimamura Co. Ltd.	363	22,952
Shimano, Inc.	174	25,676
Ship Healthcare Holdings, Inc.	572	25,971
Shiseido Co. Ltd.	362	21,430
Shizuoka Bank Ltd. (The)	3,861	23,460
SHO-BOND Holdings Co. Ltd.	632	25,691
SKY Perfect JSAT Holdings, Inc.	5,559	21,048
Skylark Holdings Co. Ltd.	1,520	22,771
Sohgo Security Services Co. Ltd.	520	24,990
Sojitz Corp.	8,198	19,150
Sompo Holdings, Inc.	653	21,213
Sony Financial Holdings, Inc.	1,212	23,242
Sotetsu Holdings, Inc.	1,034	26,583
Subaru Corp.	1,021	20,623
Sumitomo Corp.	1,687	19,244
Sumitomo Dainippon Pharma Co. Ltd.	1,613	22,412
Sumitomo Mitsui Financial Group, Inc.	743	19,637
Sumitomo Mitsui Trust Holdings, Inc.	743	21,786
Sumitomo Realty & Development Co. Ltd.	770	20,810
Sundrug Co. Ltd.	773	26,606
Suntory Beverage & Food Ltd.	604	22,774
Sushiro Global Holdings Ltd.	1,269	19,901
Suzuken Co. Ltd.	716	27,691
Suzuki Motor Corp.	603	19,421

	Shares	Value
Japan-(continued)
Sysmex Corp.	396	$27,401
Taiyo Nippon Sanso Corp.	1,269	19,827
Takara Bio, Inc.	1,326	29,731
Takashimaya Co. Ltd.	2,552	23,182
Teijin Ltd.	1,326	21,258
TIS, Inc.	1,187	22,833
Tobu Railway Co. Ltd.	815	27,803
Toda Corp.	3,933	23,008
Toho Co. Ltd.	695	22,884
Toho Gas Co. Ltd.	695	34,186
Tohoku Electric Power Co., Inc.	2,708	25,545
Tokio Marine Holdings, Inc.	452	21,380
Tokyo Electric Power Co. Holdings, Inc.(a)	6,346	21,432
Tokyo Gas Co. Ltd.	1,186	26,022
Tokyu Corp.	1,558	23,526
Toray Industries, Inc.	4,164	19,259
Toyo Seikan Group Holdings Ltd.	1,436	14,664
Toyo Suisan Kaisha Ltd.	590	28,368
Toyo Tire Corp.	1,776	21,203
Toyota Motor Corp.	353	21,864
Trend Micro, Inc.	456	23,145
TV Asahi Holdings Corp.	1,422	21,273
Unicharm Corp.	782	28,750
USS Co. Ltd.	1,521	24,194
Wacoal Holdings Corp.	1,016	20,673
Welcia Holdings Co. Ltd.	381	27,648
West Japan Railway Co.	339	20,997
Yamada Denki Co. Ltd.	4,848	23,087
Yamaguchi Financial Group, Inc.	4,453	24,058
Yamato Holdings Co. Ltd.	1,534	26,867
Yamazaki Baking Co. Ltd.	1,408	25,004
Yaoko Co. Ltd.	424	26,299
Yokogawa Electric Corp.	1,484	20,342
Zenkoku Hosho Co. Ltd.	659	19,348
Zensho Holdings Co. Ltd.	1,243	24,829

		5,662,121

Jordan-0.17%
Hikma Pharmaceuticals PLC	945	28,250

Luxembourg-0.34%
L’Occitane International S.A	12,639	19,243
RTL Group S.A	547	18,238
SES S.A., FDR.	2,770	18,495

		55,976

Malaysia-0.12%
Wing Tai Holdings Ltd.	16,658	20,357

Mexico-0.15%
Fresnillo PLC(b)	2,783	24,987

Netherlands-1.40%
ABN AMRO Bank N.V., CVA(c)	1,740	13,341
Adyen N.V.(a)(c)	25	24,580
Euronext N.V.(c)	268	22,485
GrandVision N.V.(c)	764	20,251
Heineken Holding N.V	257	20,014
Heineken N.V.(a)(b)	228	19,384
Koninklijke Ahold Delhaize N.V	923	22,403
Koninklijke KPN N.V	9,183	21,243
Koninklijke Vopak N.V	478	27,549

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Netherlands-(continued)
NN Group N.V	685	$19,815
Wolters Kluwer N.V	298	21,908

		232,973

New Zealand-0.79%
Air New Zealand Ltd.	17,667	14,483
Auckland International Airport Ltd.	4,828	17,956
Contact Energy Ltd.	5,537	21,122
Kiwi Property Group Ltd.	26,214	15,289
Mercury NZ Ltd.	7,785	21,805
SKYCITY Entertainment Group Ltd.	11,639	19,101
Spark New Zealand Ltd.	7,832	21,251

		131,007

Norway-0.85%
Gjensidige Forsikring ASA	1,098	19,447
Leroy Seafood Group ASA	3,578	19,053
Mowi ASA	1,099	18,873
Orkla ASA	2,545	23,095
Salmar ASA	498	19,492
Telenor ASA	1,360	20,927
Yara International ASA	604	20,644

		141,531

Poland-0.93%
Bank Polska Kasa Opieki S.A	963	12,088
CD Projekt S.A	306	26,424
Cyfrowy Polsat S.A	3,407	21,029
Dino Polska S.A.(a)(c)	586	24,707
Polskie Gornictwo Naftowe i Gazownictwo S.A	28,004	25,109
Powszechna Kasa Oszczednosci Bank Polski S.A	2,779	14,770
Powszechny Zaklad Ubezpieczen S.A	2,472	18,075
Santander Bank Polska S.A	328	12,910

		155,112

Portugal-0.23%
EDP - Energias de Portugal S.A	4,488	18,926
Galp Energia SGPS S.A	1,656	19,072

		37,998

Russia-0.17%
Polymetal International PLC	1,411	28,806

Singapore-2.91%
Ascendas REIT	9,771	20,393
Ascott Residence Trust	27,090	17,122
BOC Aviation Ltd.(c)	2,610	17,158
CapitaLand Commercial Trust	15,998	18,100
CapitaLand Ltd.	8,942	18,906
CapitaLand Mall Trust	13,223	17,554
ComfortDelGro Corp. Ltd.	16,504	19,169
Frasers Property Ltd.	20,982	18,275
Keppel REIT	26,412	19,681
Mapletree Commercial Trust	14,498	19,952
Mapletree Industrial Trust.	11,104	19,975
Mapletree Logistics Trust	16,564	20,933
Olam International Ltd.	18,588	19,683
Oversea-Chinese Banking Corp. Ltd.	3,108	19,905
SATS Ltd.	7,984	18,359
SIA Engineering Co. Ltd.	13,501	17,743
Singapore Airlines Ltd.	4,023	17,264
Singapore Exchange Ltd.	3,608	24,665

	Shares	Value
Singapore-(continued)
Singapore Press Holdings Ltd.	17,125	$18,369
Singapore Technologies Engineering Ltd.	7,459	17,996
Singapore Telecommunications Ltd.	10,929	21,786
StarHub Ltd.	21,684	22,822
Suntec REIT	18,478	18,157
Venture Corp. Ltd.	1,893	21,242
Wilmar International Ltd.	8,025	20,277

		485,486

South Korea-9.18%
BGF retail Co. Ltd.	173	22,268
BNK Financial Group, Inc.	4,581	18,844
Cheil Worldwide, Inc.	1,394	20,047
CJ CheilJedang Corp.	106	23,795
CJ CheilJedang Corp., Preference Shares	254	23,291
CJ Corp.	337	22,491
CJ ENM Co. Ltd.	214	22,580
CJ Logistics Corp.(a)	196	23,745
Daelim Industrial Co. Ltd.	378	27,070
Daewoo Engineering & Construction Co. Ltd.(a)	6,869	20,170
DB Insurance Co. Ltd.	682	24,566
DGB Financial Group, Inc.	5,271	22,897
Dongsuh Cos., Inc.	1,754	24,904
Doosan Bobcat, Inc.	971	18,826
E-MART, Inc.	243	24,015
Fila Holdings Corp.	724	20,797
GS Engineering & Construction Corp.	1,033	21,564
GS Holdings Corp.	682	21,434
GS Retail Co. Ltd.	785	24,289
Hana Financial Group, Inc.	904	20,588
Hanmi Pharm Co. Ltd.	104	22,019
Hanmi Science Co. Ltd.	889	20,682
Hanon Systems	2,615	19,494
Hanwha Aerospace Co. Ltd.(a)	977	21,345
Hanwha Corp., Preference Shares	2,218	20,700
HDC Hyundai Development Co.-Engineering & Construction, Class E.	1,617	25,119
Hyundai Department Store Co. Ltd.	387	22,937
Hyundai Glovis Co. Ltd.	225	18,819
Hyundai Marine & Fire Insurance Co. Ltd.	1,324	28,251
Hyundai Mipo Dockyard Co. Ltd.	752	19,085
Hyundai Motor Co.	193	14,897
Hyundai Motor Co., First Pfd	34	1,594
Hyundai Motor Co., Second Pfd	50	2,414
Industrial Bank of Korea	2,934	19,107
Kakao Corp.	155	23,506
Kangwon Land, Inc.	1,173	24,206
KB Financial Group, Inc.	709	20,324
Korea Aerospace Industries Ltd.	1,077	22,788
Korea Zinc Co. Ltd.	66	20,970
KT&G Corp.	340	22,680
Kumho Petrochemical Co. Ltd.	448	28,182
LG Chem Ltd.	64	19,883
LG Chem Ltd., Preference Shares	9	1,281
LG Corp.	407	20,534
LG Electronics, Inc.	433	19,590
LG Electronics, Inc., Preference Shares	69	1,205
LG Household & Health Care Ltd., Preference Shares	34	20,301
LG Uplus Corp.	2,108	23,174

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
South Korea-(continued)
Lotte Chemical Corp.	150	$26,288
Medy-Tox, Inc.	100	9,435
Mirae Asset Daewoo Co. Ltd., Second Pfd	7,372	18,457
NAVER Corp.	157	25,560
NCSoft Corp.	37	19,398
Netmarble Corp.(a)(c)	295	23,043
NH Investment & Securities Co. Ltd.	2,654	21,206
NHN Corp.(a)	366	22,851
NongShim Co. Ltd.	103	24,980
Orion Corp.	285	28,860
Ottogi Corp.	53	23,706
POSCO Chemical Co. Ltd.	467	19,955
S-1 Corp.	322	22,762
Samsung Card Co. Ltd.	820	20,053
Samsung Electronics Co. Ltd., Preference Shares.	575	20,025
Samsung Engineering Co. Ltd.(a)	1,937	18,395
Samsung Fire & Marine Insurance Co. Ltd.	137	21,296
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	10	1,067
Samsung Life Insurance Co. Ltd.	490	19,594
Samsung SDI Co. Ltd.	90	21,616
Samsung SDS Co. Ltd.	155	20,753
Shinhan Financial Group Co. Ltd.	835	20,764
SK Holdings Co. Ltd.	141	21,165
SK Innovation Co. Ltd.	242	19,639
SK Telecom Co. Ltd.	126	21,781
Ssangyong Cement Industrial Co. Ltd.	5,604	23,487
Woori Financial Group, Inc.	2,879	20,033

		1,529,437

Spain-1.57%
Acciona S.A.(b)	169	16,733
Amadeus IT Group S.A	349	16,789
EDP Renovaveis S.A	1,606	19,701
Enagas S.A	880	20,521
Endesa S.A	868	19,252
Ferrovial S.A	749	18,705
Grifols S.A.(b)	686	23,338
Iberdrola S.A	1,882	18,841
Inmobiliaria Colonial SOCIMI S.A	1,714	16,521
Mapfre S.A	10,547	19,303
Merlin Properties SOCIMI S.A	1,771	16,410
Naturgy Energy Group S.A	982	17,328
Red Electrica Corp. S.A	1,159	20,381
Telefonica S.A	3,918	17,867

		261,690

Sweden-2.88%
Assa Abloy AB, Class B(b)	1,031	18,583
Castellum AB	936	16,430
Elekta AB, Class B(b)	2,139	19,793
Epiroc AB, Class A	1,304	13,100
Epiroc AB, Class B	784	7,772
Essity AB, Class B	725	23,567
Fastighets AB Balder, Class B(a)	457	18,061
Hufvudstaden AB, Class A	1,214	15,586
ICA Gruppen AB	576	25,134
Industrivarden AB, Class A	535	11,108
Industrivarden AB, Class C	433	8,964
Investment AB Latour, Class B(b)	1,449	21,749
Investor AB, Class A	103	5,125

	Shares	Value
Sweden-(continued)
Investor AB, Class B	343	$17,250
Kinnevik AB, Class B	1,089	22,522
L E Lundbergforetagen AB, Class B	524	22,114
Securitas AB, Class B(b)	1,736	20,520
Skandinaviska Enskilda Banken AB, Class A	2,377	19,552
Skandinaviska Enskilda Banken AB, Class C	34	304
Skanska AB, Class B	1,047	20,062
Svenska Handelsbanken AB, Class A	2,212	20,451
Svenska Handelsbanken AB, Class B(a)	51	508
Swedbank AB, Class A.	1,475	17,421
Swedish Match AB	370	22,941
Swedish Orphan Biovitrum AB(a)	1,367	26,592
Tele2 AB, Class B.	1,492	19,339
Telefonaktiebolaget LM Ericsson, Class A	34	322
Telefonaktiebolaget LM Ericsson, Class B	2,893	25,206
Telia Co. AB	5,596	19,337

		479,413

Switzerland-2.44%
Banque Cantonale Vaudoise	27	23,863
Barry Callebaut AG	9	17,643
Chocoladefabriken Lindt & Spruengli AG, PC	4	31,187
Coca-Cola HBC AG	702	17,842
DKSH Holding AG.	406	22,926
Flughafen Zurich AG(a)	154	19,004
Geberit AG	46	20,642
Givaudan S.A	6	20,098
Helvetia Holding AG.	173	15,836
Nestle S.A	214	22,594
Novartis AG	270	23,012
Pargesa Holding S.A., BR	309	21,979
PSP Swiss Property AG	149	17,321
Roche Holding AG	63	21,896
Roche Holding AG, BR.	4	1,392
Sika AG	121	20,022
Sonova Holding AG	95	17,156
Straumann Holding AG	21	15,936
Swiss Prime Site AG	184	17,482
Swisscom AG	40	20,797
Zurich Insurance Group AG	58	18,467

		407,095

United Arab Emirates-0.00%
NMC Health PLC(d)	1,243	0

United Kingdom-5.61%
Admiral Group PLC	840	24,687
AstraZeneca PLC	244	25,613
Auto Trader Group PLC(c)	3,516	20,343
Avast PLC(c)	4,473	25,852
BAE Systems PLC	2,989	19,168
Berkeley Group Holdings PLC	416	21,949
BT Group PLC.	13,098	19,173
Bunzl PLC	922	20,090
Compass Group PLC	1,104	18,604
ConvaTec Group PLC(c)	9,807	26,274
Croda International PLC	390	24,016
DCC PLC	319	22,766
Derwent London PLC	437	17,121
Diageo PLC	646	22,408
Direct Line Insurance Group PLC	5,642	19,392

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
United Kingdom-(continued)
Experian PLC	645	$19,330
GlaxoSmithKline PLC	1,103	23,109
Hiscox Ltd.	1,484	13,151
HomeServe PLC	1,493	20,998
Howden Joinery Group PLC	2,834	18,774
HSBC Holdings PLC	3,579	18,509
Imperial Brands PLC	1,118	23,677
Intertek Group PLC	339	20,311
J Sainsbury PLC.	8,620	21,539
London Stock Exchange Group PLC	229	21,537
Mondi PLC	1,104	19,635
National Grid PLC.	1,745	20,553
Pearson PLC(b)	3,245	18,820
Pennon Group PLC	1,550	21,428
RELX PLC	951	21,550
Renishaw PLC.	534	23,736
Rentokil Initial PLC.	3,509	20,993
Rightmove PLC	2,990	18,767
RSA Insurance Group PLC	3,426	15,609
Sage Group PLC (The)	2,604	21,021
Segro PLC.	2,088	21,849
Severn Trent PLC	688	20,741
Smith & Nephew PLC	1,033	20,300
Smiths Group PLC	1,172	18,338
SSE PLC	1,118	17,627
Unilever N.V	420	20,968
Unilever PLC.	410	21,214

	Shares	Value
United Kingdom-(continued)
United Utilities Group PLC	1,810	$20,598
Whitbread PLC(b)	507	19,057
WM Morrison Supermarkets PLC(b)	9,978	23,032

		934,227

United States-0.36%
Amcor PLC, CDI	2,463	22,460
Ferguson PLC	256	18,522
Waste Connections, Inc.	228	19,659

		60,641

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.15% (Cost $18,590,056)		16,517,389

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.67%
Invesco Private Government Fund, 0.01%(e)(f)(g) (Cost $444,346)	444,346	444,346

TOTAL INVESTMENTS IN SECURITIES-101.82% (Cost $19,034,402)		16,961,735
OTHER ASSETS LESS LIABILITIES-(1.82)%		(302,700)

NET ASSETS-100.00%		$16,659,035

Investment Abbreviations:

BR-Bearer Shares

CDI-CREST Depository Interest

CVA-Dutch Certificates

FDR-Fiduciary Depositary Receipt

PC-Participation Certificate

Pfd.-Preferred

REIT-Real Estate Investment Trust

RSP-Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2020.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $431,592, which represented 2.59% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
(g)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$-	$468,988	$(468,988)	$-	$-	$-	$122

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2020

(Unaudited)

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	$614,148	$3,888,844	$(4,502,992)	$-	$-	$-	$4,268
Invesco Liquid Assets Portfolio, Institutional Class*	205,544	1,159,417	(1,364,871)	(14)	(76)	-	1,624
Invesco Private Government Fund	-	970,397	(526,051)	-	-	444,346	-

Total	$819,692	$6,487,646	$(6,862,902)	$(14)	$(76)	$444,346	$6,014

*	At April 30, 2020, this security was no longer held.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2020

Industrials	15.32
Consumer Staples	14.99
Financials	13.68
Consumer Discretionary	9.70
Communication Services	8.39
Materials	7.60
Real Estate	7.31
Health Care	7.17
Utilities	7.01
Information Technology	6.14
Energy	1.84
Money Market Funds Plus Other Assets Less Liabilities	0.85

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

April 30, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-95.99%
Brazil-0.72%
Porto Seguro S.A	94,800	$793,138
Telefonica Brasil S.A., Preference Shares	89,100	751,374

		1,544,512

China-24.35%
Agricultural Bank of China Ltd., H Shares	3,137,243	1,301,938
Bank of China Ltd., H Shares	3,252,548	1,229,957
Bank of Communications Co. Ltd., H Shares	1,776,403	1,110,835
Beijing Capital International Airport Co. Ltd., H Shares	1,191,456	800,586
Beijing Enterprises Holdings Ltd.	308,678	1,096,968
Beijing Enterprises Water Group Ltd.(a)	2,455,734	934,787
CGN Power Co. Ltd., H Shares(b)	4,472,267	1,105,375
China Biologic Products Holdings, Inc.(a)	13,367	1,393,376
China Cinda Asset Management Co. Ltd., H Shares	4,802,286	921,769
China CITIC Bank Corp. Ltd., H Shares	2,412,754	1,175,393
China Communications Construction Co. Ltd., H Shares	1,408,202	928,889
China Conch Venture Holdings Ltd.	220,764	1,045,240
China Construction Bank Corp., H Shares	1,527,158	1,231,308
China Everbright Bank Co. Ltd., H Shares	2,488,702	1,052,525
China Everbright International Ltd.	1,711,546	979,355
China Huishan Dairy Holdings Co. Ltd.(a)(c)	5,020,205	0
China Life Insurance Co. Ltd.(a)	1,284,680	867,050
China Life Insurance Co. Ltd., H Shares	419,516	884,510
China Mengniu Dairy Co. Ltd.(a)	245,190	863,345
China Merchants Bank Co. Ltd., H Shares	189,038	900,585
China Merchants Port Holdings Co. Ltd.	890,932	1,132,047
China Minsheng Banking Corp. Ltd., H Shares	1,594,704	1,180,217
China Mobile Ltd.	121,861	974,700
China Overseas Land & Investment Ltd.	262,906	947,646
China Petroleum & Chemical Corp., H Shares	2,020,257	1,005,762
China Railway Group Ltd., H Shares	1,510,420	907,926
China Resources Cement Holdings Ltd.	691,020	922,084
China Resources Gas Group Ltd.	155,142	868,963
China Shenhua Energy Co. Ltd., H Shares	580,755	1,026,108
China Telecom Corp. Ltd., H Shares	2,927,550	1,002,788
Chongqing Rural Commercial Bank Co. Ltd., H Shares	2,544,122	1,109,350
CITIC Ltd.	988,745	1,011,539
CRRC Corp. Ltd., H Shares	1,738,855	906,781
Dali Foods Group Co. Ltd.(b)	1,459,656	898,122
Guangdong Investment Ltd.	448,590	924,380
Hengan International Group Co. Ltd.	102,958	906,816
Huaneng Power International, Inc., H Shares	2,425,459	913,573
Industrial & Commercial Bank of China Ltd., H Shares	1,784,269	1,197,777
Jiangsu Expressway Co. Ltd., H Shares	977,071	1,162,884
Jiangxi Copper Co. Ltd., H Shares	1,042,098	1,000,931
Legend Holdings Corp., H Shares(b)(d)	702,048	817,836
Peoples Insurance Co. Group of China Ltd. (The), H Shares	3,151,180	1,014,550
PetroChina Co. Ltd., H Shares	2,350,271	841,236
Ping An Insurance (Group) Co. of China Ltd., H Shares.	113,938	1,155,325

	Shares	Value
China-(continued)
Postal Savings Bank of China Co. Ltd., H Shares(b)	1,979,262	$1,175,232
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares.	503,404	887,021
Sinopharm Group Co. Ltd., H Shares	333,690	899,577
Tencent Holdings Ltd.	17,990	954,444
Want Want China Holdings Ltd.	1,180,928	832,924
Xinyi Glass Holdings Ltd.	786,886	901,396
Yuexiu Property Co. Ltd.	4,587,740	866,161
Zhejiang Expressway Co. Ltd., H Shares	1,300,646	978,125
ZTO Express Cayman, Inc., ADR	33,124	985,770

		52,133,782

Czech Republic-0.99%
CEZ A.S	63,177	1,180,285
Komercni banka A.S.(a)	44,474	944,419

		2,124,704

Egypt-0.39%
Commercial International Bank Egypt S.A.E	205,225	833,279
India-0.87%
Dr. Reddy’s Laboratories Ltd., ADR	17,574	899,613
Wipro Ltd., ADR	293,100	964,299

		1,863,912

Indonesia-0.40%
PT Bank Central Asia Tbk	496,697	863,167

Kuwait-0.43%
National Bank of Kuwait SAKP	381,295	913,481

Malaysia-10.17%
AMMB Holdings Bhd	1,556,100	1,074,802
CIMB Group Holdings Bhd	1,055,795	842,166
Dialog Group Bhd	1,368,100	1,052,674
DiGi.Com Bhd	1,169,863	1,258,194
Hartalega Holdings Bhd	601,900	1,063,823
Hong Leong Bank Bhd	350,500	1,080,373
IHH Healthcare Bhd	826,547	1,003,918
IOI Corp. Bhd	1,386,700	1,309,303
Kuala Lumpur Kepong Bhd	239,678	1,170,520
Malayan Banking Bhd	874,792	1,535,775
MISC Bhd	627,700	1,151,757
Nestle Malaysia Bhd	85,700	2,782,676
Petronas Gas Bhd	322,000	1,153,209
Public Bank Bhd	284,624	1,080,276
RHB Bank Bhd	859,600	945,514
Sime Darby Bhd	2,246,900	1,040,525
Tenaga Nasional Bhd	406,572	1,155,355
Top Glove Corp. Bhd	635,000	1,069,740

		21,770,600

Mexico-4.37%
America Movil S.A.B. de C.V., Series L	1,705,606	1,045,857
Arca Continental S.A.B. de C.V	322,601	1,257,751
Coca-Cola FEMSA S.A.B. de C.V., Series L	263,040	1,072,708
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(e)	180,198	1,178,893
Gruma S.A.B. de C.V., Class B	120,015	1,153,223
Grupo Elektra S.A.B. de C.V.(d)	26,262	1,527,707

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P Emerging Markets Low Volatility ETF (EELV)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Mexico-(continued)
Promotora y Operadora de Infraestructura S.A.B de C.V.(d)	150,262	$1,056,630
Wal-Mart de Mexico S.A.B. de C.V., Series V	434,828	1,058,672

		9,351,441

Poland-0.42%
Powszechny Zaklad Ubezpieczen S.A	122,032	892,295

Qatar-2.30%
Industries Qatar Q.S.C	530,695	1,027,575
Masraf Al Rayan Q.S.C	1,014,602	1,064,204
Qatar Fuel Co. Q.P.S.C	230,560	1,013,805
Qatar Islamic Bank (S.A.Q)	233,531	990,973
Qatar National Bank Q.P.S.C	174,505	825,795

		4,922,352

South Africa-1.24%
Remgro Ltd.	122,114	910,951
SPAR Group Ltd. (The)	86,451	832,641
Vodacom Group Ltd.	137,165	920,309

		2,663,901

South Korea-7.73%
BNK Financial Group, Inc.	212,872	875,635
GS Holdings Corp.	27,410	861,456
GS Retail Co. Ltd.	32,511	1,005,924
Hanon Systems	116,909	871,506
Kangwon Land, Inc.	43,363	894,847
KEPCO Plant Service & Engineering Co. Ltd.	31,996	847,533
Korea Electric Power Corp.(a)	48,604	954,162
KT&G Corp.	18,439	1,229,975
LG Household & Health Care Ltd.	861	973,856
LG Uplus Corp.	91,003	1,000,434
NongShim Co. Ltd.	3,907	947,531
POSCO	5,783	870,149
S-1 Corp.	15,114	1,068,380
Samsung Electronics Co. Ltd.	22,351	921,020
Samsung SDS Co. Ltd.	7,230	968,039
SK Telecom Co. Ltd.	7,844	1,355,933
Yuhan Corp.	23,716	914,279

		16,560,659

Taiwan-38.09%
Acer, Inc.	1,819,000	1,006,487
Advantech Co. Ltd.	114,095	1,071,641
Asia Cement Corp.	730,000	1,062,768
Asustek Computer, Inc.	168,838	1,138,855
Cathay Financial Holding Co. Ltd.	1,185,000	1,574,181
Chang Hwa Commercial Bank Ltd.	1,953,776	1,273,866
Cheng Shin Rubber Industry Co. Ltd.	1,011,435	1,159,414
Chicony Electronics Co. Ltd.	359,000	1,009,369
China Airlines Ltd.	3,879,000	1,057,068
China Development Financial Holding Corp.	4,218,472	1,265,158
China Petrochemical Development Corp.	4,134,050	1,107,461
China Steel Corp.	2,382,140	1,583,875
Chunghwa Telecom Co. Ltd.	695,222	2,552,043
Compal Electronics, Inc.	2,331,000	1,481,504
CTBC Financial Holding Co. Ltd.	1,846,053	1,222,870
Delta Electronics, Inc.	206,000	955,514
E.Sun Financial Holding Co. Ltd.	1,160,822	1,045,083
Eva Airways Corp.	2,662,627	1,010,303
Evergreen Marine Corp. Taiwan Ltd.(a)	2,841,000	1,044,906

	Shares	Value
Taiwan-(continued)
Far Eastern New Century Corp.	1,350,000	$1,163,885
Far EasTone Telecommunications Co. Ltd.(a)	758,993	1,683,374
First Financial Holding Co. Ltd.	1,729,384	1,261,574
Formosa Chemicals & Fibre Corp.	460,095	1,154,577
Formosa Petrochemical Corp.	371,000	1,102,944
Formosa Plastics Corp.	388,146	1,128,556
Foxconn Technology Co. Ltd.	561,000	1,067,997
Fubon Financial Holding Co. Ltd.	941,875	1,321,308
Highwealth Construction Corp.	804,000	1,160,975
Hon Hai Precision Industry Co. Ltd.	360,000	916,661
Hua Nan Financial Holdings Co. Ltd.	2,076,611	1,337,550
International CSRC Investment Holdings Co.	1,307,000	918,430
Inventec Corp.	1,326,000	1,037,448
King Slide Works Co. Ltd.	96,000	996,642
Kings Town Bank Co. Ltd.	1,001,000	1,055,737
Lite-On Technology Corp.	673,000	1,043,963
Mega Financial Holding Co. Ltd.	1,444,777	1,445,952
Micro-Star International Co. Ltd.	279,000	858,692
Mitac Holdings Corp.	943,000	953,139
Nan Ya Plastics Corp.	522,930	1,141,482
Pou Chen Corp.	1,051,000	979,526
Poya International Co. Ltd.	55,000	919,720
President Chain Store Corp.	146,000	1,506,371
Qisda Corp.	1,846,000	1,034,517
Quanta Computer, Inc.	498,000	1,070,360
Ruentex Development Co. Ltd.	666,000	982,839
Ruentex Industries Ltd.	514,000	1,171,982
Shanghai Commercial & Savings Bank Ltd. (The)	611,000	888,983
Shin Kong Financial Holding Co. Ltd.	3,513,000	990,848
SinoPac Financial Holdings Co. Ltd.	3,024,421	1,221,073
Standard Foods Corp.	461,000	1,034,949
Synnex Technology International Corp.	1,138,264	1,513,759
TA Chen Stainless Pipe	1,122,000	992,913
Taichung Commercial Bank Co. Ltd.	3,560,000	1,350,935
Taishin Financial Holding Co. Ltd.	3,125,384	1,318,964
Taiwan Business Bank.	3,172,204	1,137,950
Taiwan Cement Corp.	802,000	1,146,547
Taiwan Cooperative Financial Holding Co. Ltd.	2,001,321	1,331,560
Taiwan Fertilizer Co. Ltd.	897,000	1,379,136
Taiwan High Speed Rail Corp.	958,000	1,085,947
Taiwan Mobile Co. Ltd.	506,162	1,819,955
Taiwan Semiconductor Manufacturing Co. Ltd.	99,397	998,887
Teco Electric and Machinery Co. Ltd.	1,318,000	1,180,297
Uni-President Enterprises Corp.	558,181	1,291,096
United Microelectronics Corp.	1,877,000	973,571
Vanguard International Semiconductor Corp.	373,000	863,139
Voltronic Power Technology Corp.	39,000	925,555
Walsin Lihwa Corp.	2,148,000	938,562
Wistron NeWeb Corp.	428,000	878,515
WPG Holdings Ltd.	992,937	1,282,131
Yuanta Financial Holding Co. Ltd.	1,716,472	967,582

		81,551,421

Thailand-2.26%
Advanced Info Service PCL, NVDR	157,029	954,764
Bangkok Dusit Medical Services PCL, NVDR	1,331,713	844,749
CP ALL PCL, NVDR	570,163	1,241,406

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P Emerging Markets Low Volatility ETF (EELV)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Thailand-(continued)
Intouch Holdings PCL, NVDR	576,580	$946,978
Land & Houses PCL, NVDR	3,735,736	841,823

		4,829,720

Turkey-0.81%
BIM Birlesik Magazalar A.S	107,564	851,802
Petkim Petrokimya Holding A.S.(a)	1,723,032	875,136

		1,726,938

United Arab Emirates-0.45%
Dubai Islamic Bank PJSC	980,063	975,237

Total Common Stocks & Other Equity Interests (Cost $217,150,877)		205,521,401

Exchange-Traded Funds-3.99%
United States-3.99%
iShares MSCI Saudi Arabia ETF (Cost $10,287,859)	333,770	8,534,499

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $227,438,736)		214,055,900

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.45%
Invesco Private Government Fund, 0.01%(f)(g)(h) (Cost $965,251)	965,251	$965,251

TOTAL INVESTMENTS IN SECURITIES-100.43% (Cost $228,403,987)		215,021,151
OTHER ASSETS LESS LIABILITIES-(0.43)%		(911,882)

NET ASSETS-100.00%.		$214,109,269

Investment Abbreviations:

ADR-American Depositary Receipt

CPO-Certificates of Ordinary Participation

ETF-Exchange-Traded Fund

NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $3,996,565, which represented 1.87% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(d)	All or a portion of this security was out on loan at April 30, 2020.
(e)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(f)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
(h)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	$233,150	$3,767,571	$(4,000,721)	$-	$-	$-	$2,380
Invesco Liquid Assets Portfolio, Institutional Class*	78,343	1,286,667	(1,364,888)	-	(122)	-	1,005
Invesco Private Government Fund	-	1,914,631	(949,380)	-	-	965,251	1

Total	$311,493	$6,968,869	$(6,314,989)	$-	$(122)	$965,251	$3,386

*	At April 30, 2020, this security was no longer held.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P Emerging Markets Low Volatility ETF (EELV)–(continued)

April 30, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2020

Financials	31.29
Information Technology	12.06
Industrials	11.87
Consumer Staples	11.85
Communication Services	8.06
Materials	7.15
Utilities	4.81
Health Care	4.20
Consumer Discretionary	3.23
Energy	3.22
Real Estate	2.24
Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P Emerging Markets Momentum ETF (EEMO)

April 30, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Brazil-7.79%
B3 S.A. - Brasil, Bolsa, Balcao	9,079	$64,437
Banco BTG Pactual S.A.	857	6,697
BB Seguridade Participacoes S.A.	2,987	14,650
BRF S.A.(a)	2,585	9,259
Cia de Saneamento Basico do Estado de Sao Paulo.	1,575	11,661
Cosan S.A.	923	10,288
Energisa S.A.	1,100	8,880
ENGIE Brasil Energia S.A.	863	6,237
Equatorial Energia S.A.	5,270	17,845
Hapvida Participacoes e Investimentos S.A.(b)	1,152	11,160
Hypera S.A.	1,600	8,595
Localiza Rent a Car S.A.	2,999	18,941
Lojas Americanas S.A.	900	3,380
Lojas Americanas S.A., Preference Shares	2,800	12,869
Lojas Renner S.A.	3,392	24,055
Magazine Luiza S.A.	4,959	45,529
Multiplan Empreendimentos Imobiliarios S.A.	945	3,647
Natura & Co. Holding S.A.	3,648	23,937
Notre Dame Intermedica Participacoes S.A.	3,190	32,299
Raia Drogasil S.A.	1,800	34,841
Telefonica Brasil S.A., Preference Shares	1,715	14,462
TIM Participacoes S.A.	3,800	8,957
WEG S.A.	5,476	40,403

		433,029

Chile-0.47%
Enel Americas S.A.	160,041	26,228

China-22.60%
Anhui Conch Cement Co. Ltd., H Shares	4,581	35,469
ANTA Sports Products Ltd.	3,742	31,973
Bosideng International Holdings Ltd.	13,113	3,547
China Aoyuan Group Ltd.	7,064	8,083
China Biologic Products Holdings, Inc.(a)	123	12,822
China Conch Venture Holdings Ltd.	8,766	41,504
China Jinmao Holdings Group Ltd.	23,558	16,325
China National Building Material Co. Ltd., H Shares	17,110	21,369
China Oilfield Services Ltd., H Shares	5,849	4,508
China Resources Cement Holdings Ltd.	8,103	10,812
Country Garden Services Holdings Co. Ltd.	8,464	39,068
Ganfeng Lithium Co. Ltd.(b)	507	1,642
GDS Holdings Ltd., ADR(a)(c)	386	22,126
Haidilao International Holding Ltd.(b)	3,121	13,679
JD.com, Inc., ADR(a)	3,298	142,144
Li Ning Co. Ltd.	10,429	32,650
Livzon Pharmaceutical Group, Inc., H Shares	606	2,693
Longfor Group Holdings Ltd.(b)	7,838	38,846
Meituan Dianping, B Shares(a)	16,241	215,748
NetEase, Inc., ADR	282	97,279
New Oriental Education & Technology Group, Inc., ADR(a)	557	71,107
Ping An Healthcare and Technology Co. Ltd.(a)(b)	812	11,186

	Shares	Value
China-(continued)
Semiconductor Manufacturing International Corp.(a)	16,234	$30,833
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	10,305	15,546
Shanghai Baosight Software Co. Ltd., B Shares	1,300	2,915
Shimao Property Holdings Ltd.	4,903	19,665
Silergy Corp.	379	15,066
Sino Biopharmaceutical Ltd.	32,675	48,116
TAL Education Group, ADR(a)	1,652	89,522
Tingyi Cayman Islands Holding Corp.	7,103	12,571
Vipshop Holdings Ltd., ADR(a)	1,753	27,925
Weichai Power Co. Ltd., H Shares	7,834	13,433
WuXi AppTec Co. Ltd., H Shares(b)	1,002	14,153
Wuxi Biologics Cayman, Inc.(a)(b)	2,324	36,041
Xinyi Solar Holdings Ltd.	15,633	9,976
Yihai International Holding Ltd.	2,642	21,026
Zhongsheng Group Holdings Ltd.	2,703	10,763
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	8,180	6,559
ZTE Corp., H Shares(a)	2,443	6,882

		1,255,572

Colombia-0.17%
Bancolombia S.A., Preference Shares	1,473	9,726

Egypt-0.40%
Commercial International Bank Egypt S.A.E	5,429	22,043

Greece-0.24%
Hellenic Telecommunications Organization S.A.	898	11,799
Public Power Corp. S.A.(a)	489	1,420

		13,219

Hungary-0.37%
OTP Bank Nyrt.	694	20,634
India-9.96%
Alkem Laboratories Ltd.(a)	173	5,908
Apollo Hospitals Enterprise Ltd.	452	8,271
Asian Paints Ltd.	1,163	27,055
AU Small Finance Bank Ltd.(b)	428	3,060
Avenue Supermarts Ltd.(a)(b)	544	17,018
Bajaj Finance Ltd.	1,009	30,602
Bajaj Finserv Ltd.	165	11,097
Berger Paints India Ltd.	1,743	11,724
Bharti Airtel Ltd.(a)	11,697	79,498
Divi’s Laboratories Ltd.	319	9,813
HDFC Asset Management Co. Ltd.(b)	210	6,971
HDFC Life Insurance Co. Ltd.(a)(b)	2,622	17,290
Hindustan Unilever Ltd.	3,057	88,959
ICICI Bank Ltd.	14,167	70,852
ICICI Lombard General Insurance Co. Ltd.(b) .	351	5,996
ICICI Prudential Life Insurance Co. Ltd.(b)	1,612	8,688
Info Edge India Ltd.	243	8,187
Kotak Mahindra Bank Ltd.	3,670	65,935
Muthoot Finance Ltd.	513	5,813
Nestle India Ltd.	138	32,828
Pidilite Industries Ltd.	538	10,885
SBI Life Insurance Co. Ltd.(b)	1,234	11,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P Emerging Markets Momentum ETF (EEMO)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
India-(continued)
Shree Cement Ltd.	39	$10,184
Siemens Ltd.	324	4,891

		553,320

Indonesia-1.98%
PT Bank Central Asia Tbk	39,796	69,158
PT Bank Rakyat Indonesia (Persero) Tbk	166,006	30,325
PT Barito Pacific Tbk(a)	108,578	10,521

		110,004

Kuwait-2.88%
Kuwait Finance House KSCP	26,895	51,537
Mabanee Co. S.A.K	3,505	7,207
Mobile Telecommunications Co. KSC	10,894	18,668
National Bank of Kuwait SAKP	34,579	82,842

		160,254

Malaysia-0.53%
Carlsberg Brewery Malaysia Bhd., Class B	600	3,824
Hartalega Holdings Bhd	6,500	11,488
Top Glove Corp. Bhd	5,300	8,929
Yinson Holdings Bhd	4,153	5,003

		29,244

Mexico-0.50%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,400	8,855
Grupo Elektra S.A.B. de C.V	330	19,197

		28,052

Poland-0.66%
CD Projekt S.A.	304	26,251
Dino Polska S.A.(a)(b)	162	6,830
PLAY Communications S.A.(b)	461	3,705

		36,786

Russia-8.39%
Gazprom PJSC	48,596	124,860
Inter RAO UES PJSC.	145,000	9,804
MMC Norilsk Nickel PJSC	433	119,907
Mobile TeleSystems PJSC, ADR	2,213	18,965
Polyus PJSC.	176	28,822
Sberbank of Russia PJSC	39,463	105,263
Sberbank of Russia PJSC, Preference Shares	5,160	12,365
Surgutneftegas PJSC	39,500	19,825
Tatneft PJSC, Preference Shares	757	5,263
VTB Bank PJSC	18,870,000	8,906
X5 Retail Group N.V., GDR(b)	411	12,133

		466,113

South Africa-2.39%
Anglo American Platinum Ltd.	192	10,209
AngloGold Ashanti Ltd.	1,313	32,545
Clicks Group Ltd.	1,022	12,839
Gold Fields Ltd.	3,423	25,587
Impala Platinum Holdings Ltd.	4,768	29,130
Sibanye Stillwater Ltd.(a)	10,877	22,364

		132,674

South Korea-14.06%
Hite Jinro Co. Ltd.	170	4,545
Kakao Corp.	310	47,013

	Shares	Value
South Korea-(continued)
KMW Co. Ltd.(a)	206	$10,258
NAVER Corp.	521	84,821
NCSoft Corp.	75	39,320
Samsung Electronics Co. Ltd.	11,529	475,077
Samsung Electronics Co. Ltd., Preference Shares	3,449	120,117

		781,151

Taiwan-24.32%
Accton Technology Corp.	2,156	15,454
Advantech Co. Ltd.	1,842	17,301
Asia Cement Corp.	10,159	14,790
Chang Hwa Commercial Bank Ltd.	39,268	25,603
Chicony Electronics Co. Ltd.	2,638	7,417
Compeq Manufacturing Co. Ltd.	5,660	7,378
CTBC Financial Holding Co. Ltd.	79,210	52,471
E.Sun Financial Holding Co. Ltd.	86,828	78,171
First Financial Holding Co. Ltd.	52,845	38,550
Genius Electronic Optical Co. Ltd.	302	4,866
Globalwafers Co. Ltd.	789	10,009
Hotai Motor Co. Ltd.	2,466	44,844
Hua Nan Financial Holdings Co. Ltd.	53,904	34,720
ITEQ Corp.	1,296	6,211
Macronix International	7,411	8,856
MediaTek, Inc.	5,828	79,682
Mega Financial Holding Co. Ltd.	63,050	63,101
Mitac Holdings Corp.	3,677	3,717
Nan Kang Rubber Tire Co. Ltd.	2,300	3,091
Nanya Technology Corp.	4,250	9,028
Pegatron Corp.	8,131	17,746
Powertech Technology, Inc.	4,071	13,588
Quanta Computer, Inc.	10,016	21,528
Realtek Semiconductor Corp.	1,689	14,307
Simplo Technology Co. Ltd.	620	6,384
Simplo Technology Co. Ltd., Rts., expiring 12/31/2020(a)(d)	28	0
Sino-American Silicon Products, Inc.	2,565	7,517
SinoPac Financial Holdings Co. Ltd.	56,907	22,975
Standard Foods Corp.	2,253	5,058
Taichung Commercial Bank Co. Ltd.	15,958	6,056
Taiwan Business Bank.	20,320	7,289
Taiwan Cement Corp.	26,252	37,530
Taiwan Cooperative Financial Holding Co. Ltd.	49,794	33,130
Taiwan Fertilizer Co. Ltd.	2,525	3,882
Taiwan Semiconductor Manufacturing Co. Ltd.	49,917	501,639
Teco Electric and Machinery Co. Ltd.	11,867	10,627
Unimicron Technology Corp.	4,882	6,849
United Microelectronics Corp.	46,229	23,978
Win Semiconductors Corp.	1,477	13,213
Wistron Corp.	13,529	12,570
Wiwynn Corp.	510	12,982
Yageo Corp.	1,045	13,571
Yuanta Financial Holding Co. Ltd.	45,889	25,868
Zhen Ding Technology Holding Ltd.	2,114	7,479

		1,351,026

Thailand-1.23%
B. Grimm Power PCL, NVDR	3,966	5,436
Carabao Group PCL, NVDR	1,129	2,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P Emerging Markets Momentum ETF (EEMO)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Thailand-(continued)
CPN Retail Growth Leasehold REIT	6,200	$5,662
Gulf Energy Development PCL, NVDR	28,515	33,892
Krungthai Card PCL, NVDR	3,071	3,185
Muangthai Capital PCL, NVDR(a)	2,102	3,009
Osotspa PCL, NVDR	4,835	6,091
Srisawad Corp. PCL, NVDR	2,938	4,808
Tisco Financial Group PCL, NVDR	1,608	3,606

		68,401

Turkey-0.21%
Coca-Cola Icecek A.S	305	1,595
Enerjisa Enerji AS(b)	1,214	1,328
Ford Otomotiv Sanayi A.S	364	3,297
Koza Altin Isletmeleri A.S.(a)	204	2,069
Tofas Turk Otomobil Fabrikasi A.S	486	1,553
Turk Telekomunikasyon A.S.(a)	1,697	1,771

		11,613

United Arab Emirates-0.34%
Aldar Properties PJSC	15,171	7,486
Emirates NBD Bank PJSC	4,924	11,426

		18,912

United States-0.37%
JBS S.A	4,618	20,337

Total Common Stocks & Other Equity Interests (Cost $5,354,975)		5,548,338

Exchange-Traded Funds-0.05%
United States-0.05%
iShares MSCI Saudi Arabia ETF (Cost $2,441)	105	2,685

Investment Abbreviations:

ADR-American Depositary Receipt

ETF-Exchange-Traded Fund

GDR-Global Depositary Receipt

INR-Indian Rupee

NVDR-Non-Voting Depositary Receipt

REIT-Real Estate Investment Trust

Rts.-Rights

	Principal Amount	Value
Non-U.S. Dollar Denominated Bonds & Notes-0.01%
India-0.01%
Britannia Industries Ltd., 8.00%, 08/28/2022 (Cost $214)	INR 15,360	$221

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $5,357,630)		5,551,244

	Shares
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.37%
Invesco Private Government Fund, 0.01%(e)(f)(g) (Cost $20,649)	20,649	20,649

TOTAL INVESTMENTS IN SECURITIES-100.29% (Cost $5,378,279)		5,571,893
OTHER ASSETS LESS LIABILITIES-(0.29)%		(15,842)

NET ASSETS-100.00%		$5,556,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P Emerging Markets Momentum ETF (EEMO)–(continued)

April 30, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $221,521, which represented 3.99% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2020.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
(g)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$8,384	$628,109	$(636,493)	$-	$-	$-	$117
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	154,759	1,176,827	(1,331,586)	-	-	-	268
Invesco Liquid Assets Portfolio, Institutional Class*	51,586	372,014	(423,589)	(5)	(6)	-	101
Invesco Private Government Fund	-	40,517	(19,868)	-	-	20,649	-

Total	$214,729	$2,217,467	$(2,411,536)	$(5)	$(6)	$20,649	$486

*	At April 30, 2020, this security was no longer held.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2020

Information Technology	27.63

Financials	21.08

Consumer Discretionary	14.00

Materials	8.41

Communication Services	8.29

Consumer Staples	5.72

Health Care	4.28

Industrials	3.32

Energy	3.06

Sector Types Each Less Than 3%	4.13

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)

April 30, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.70%
Australia-16.43%
AGL Energy Ltd.	14,819	$162,940
APA Group	19,694	139,311
Aurizon Holdings Ltd.	42,427	128,789
AusNet Services	170,314	208,266
BHP Group Ltd.	6,188	127,334
Commonwealth Bank of Australia	3,197	128,434
Dexus	17,343	102,437
GPT Group (The)	41,121	111,996
Insurance Australia Group Ltd.	26,805	99,802
Macquarie Group Ltd.	1,518	99,671
National Australia Bank Ltd.	13,121	142,543
Scentre Group	77,132	115,398
Suncorp Group Ltd.	20,900	125,240
Tabcorp Holdings Ltd.	52,904	109,882
Transurban Group	13,356	119,923
Vicinity Centres	128,037	122,746
Wesfarmers Ltd.	4,969	120,511

		2,165,223

Belgium-0.69%
Ageas	2,513	90,419

Finland-2.39%
Kesko OYJ, Class B	7,920	128,820
Sampo OYJ, Class A	5,618	186,079

		314,899

France-4.49%
AXA S.A.	6,762	119,954
ENGIE S.A.	10,881	118,035
Orange S.A.	12,983	158,343
TOTAL S.A.	2,636	94,845
Veolia Environnement S.A.	4,705	100,414

		591,591

Germany-3.02%
Allianz SE	582	107,655
Deutsche Telekom AG	10,326	150,706
E.ON SE	14,012	140,367

		398,728

Hong Kong-7.16%
CK Hutchison Holdings Ltd.	15,904	115,332
CK Infrastructure Holdings Ltd.	21,562	128,032
CLP Holdings Ltd.	12,610	134,683
HK Electric Investments & HK Electric Investments Ltd.	162,447	166,878
HKT Trust & HKT Ltd.	150,767	242,785
Power Assets Holdings Ltd.	23,622	155,949

		943,659

Israel-1.73%
Amot Investments Ltd.	23,208	131,054
Bank Leumi Le-Israel BM	17,746	96,581

		227,635

Italy-5.67%
A2A S.p.A	75,473	102,712
Assicurazioni Generali S.p.A	8,337	118,847
Enel S.p.A	16,765	114,510

	Shares	Value
Italy-(continued)
Eni S.p.A	14,298	$135,808
Snam S.p.A	32,149	143,950
Terna Rete Elettrica Nazionale S.p.A	20,932	131,141

		746,968

Japan-18.26%
Bridgestone Corp.	3,843	120,616
Canon, Inc.	6,631	140,598
Daiwa House REIT Investment Corp.	55	133,249
Frontier Real Estate Investment Corp.	38	106,953
GLP J-REIT	117	150,501
Invincible Investment Corp.	351	89,900
Japan Hotel REIT Investment Corp.	219	72,827
Japan Post Bank Co. Ltd.	17,379	161,499
Japan Post Holdings Co. Ltd.	17,965	144,429
Japan Retail Fund Investment Corp.	62	67,955
Japan Tobacco, Inc.	10,334	193,852
Mitsubishi Corp.	5,884	125,786
Mitsubishi UFJ Financial Group, Inc.	25,579	103,153
Mizuho Financial Group, Inc.	100,790	117,781
Mori Trust Sogo Reit, Inc.	75	83,353
MS&AD Insurance Group Holdings, Inc.	4,147	120,280
NTT DOCOMO, Inc.	4,792	141,069
Sankyo Co. Ltd.	4,204	116,148
Seiko Epson Corp.	8,767	99,747
Sumitomo Mitsui Financial Group, Inc.	4,415	116,686

		2,406,382

Netherlands-2.15%
Koninklijke Ahold Delhaize N.V	6,530	158,495
Koninklijke KPN N.V	53,724	124,278

		282,773

Norway-1.97%
Gjensidige Forsikring ASA	5,872	104,000
Telenor ASA	10,114	155,626

		259,626

Portugal-2.56%
EDP - Energias de Portugal S.A.	37,842	159,576
NOS, SGPS S.A.	47,631	177,588

		337,164

Singapore-13.63%
Ascendas REIT	73,760	153,946
CapitaLand Commercial Trust	96,191	108,832
CapitaLand Mall Trust	78,157	103,756
ComfortDelGro Corp. Ltd.	96,314	111,866
DBS Group Holdings Ltd.	10,128	142,211
Genting Singapore Ltd.	197,431	108,705
Keppel REIT	156,562	116,660
Mapletree Commercial Trust	80,329	110,549
Mapletree Logistics Trust	128,447	162,325
Oversea-Chinese Banking Corp. Ltd.	18,013	115,360
SATS Ltd.	36,028	82,846
Singapore Technologies Engineering Ltd.	43,955	106,049
Singapore Telecommunications Ltd.	75,614	150,728

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Singapore-(continued)
Suntec REIT	124,806	$122,636
United Overseas Bank Ltd.	6,965	99,679

		1,796,148

Spain-7.67%
Aena SME S.A.(a)	765	96,778
Endesa S.A.	7,858	174,289
Iberdrola S.A.	12,921	129,353
Naturgy Energy Group S.A.	8,324	146,879
Red Electrica Corp. S.A.	9,747	171,402
Repsol S.A.	15,670	142,696
Telefonica S.A.	32,752	149,358

		1,010,755

Sweden-1.26%
Telia Co. AB	48,256	166,746

Switzerland-2.89%
Swiss Re AG	1,553	112,088
Swisscom AG	277	144,018
Zurich Insurance Group AG	391	124,493

		380,599

	Shares	Value
United Kingdom-7.73%
Admiral Group PLC	6,327	$185,947
BP PLC	49,092	193,878
GlaxoSmithKline PLC	6,655	139,429
HSBC Holdings PLC	38,907	201,209
National Grid PLC	13,708	161,460
Royal Dutch Shell PLC, Class A	8,179	136,695

		1,018,618

Total Common Stocks & Other Equity Interests (Cost $15,922,258)		13,137,933

TOTAL INVESTMENTS IN SECURITIES-99.70% (Cost $15,922,258)		13,137,933
OTHER ASSETS LESS LIABILITIES-0.30%		39,228

NET ASSETS-100.00%		$13,177,161

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2020 represented less than 1% of the Fund’s Net Assets.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$-	$456,841	$(456,841)	$-	$-	$-	$137
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	10,160	2,121,550	(2,131,710)	-	-	-	788
Invesco Liquid Assets Portfolio, Institutional Class*	3,536	522,755	(526,347)	-	56	-	287

Total	$13,696	$3,101,146	$(3,114,898)	$-	$56	$-	$1,212

*	At April 30, 2020, this security was no longer held.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)–(continued)

April 30, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2020

Financials	24.03

Utilities	21.93

Real Estate	16.44

Communication Services	13.35

Industrials	6.74

Energy	5.34

Consumer Discretionary	4.36

Consumer Staples	3.65

Sector Types Each Less Than 3%	3.86

Other Assets Less Liabilities	0.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P International Developed Low Volatility ETF (IDLV)

April 30, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.70%
Australia-2.54%
AGL Energy Ltd.	360,090	$3,959,324
ASX Ltd.	71,044	3,744,161
AusNet Services	4,351,587	5,321,264
Telstra Corp. Ltd.	1,907,941	3,774,976
Woolworths Group Ltd.	162,161	3,754,932

		20,554,657

Austria-0.46%
UNIQA Insurance Group AG	549,747	3,697,126

Belgium-0.50%
Ackermans & van Haaren N.V	30,707	4,066,275

Canada-2.37%
CGI,Inc.,Class A(a)	62,244	3,978,113
Choice Properties REIT	403,074	3,662,331
Hydro One Ltd.(b)	206,186	3,746,812
Metro, Inc.	101,783	4,196,776
Thomson Reuters Corp.	50,925	3,595,676

		19,179,708

China-0.49%
BOC Hong Kong Holdings Ltd.	1,323,667	4,015,090

Denmark-1.46%
Coloplast A/S, Class B	25,982	4,108,656
Novo Nordisk A/S, Class B	63,997	4,080,946
Tryg A/S	137,999	3,653,281

		11,842,883

Finland-0.59%
Kone OYJ, Class B	78,458	4,753,926

France-3.92%
Air Liquide S.A.(c)	28,350	3,605,108
Danone S.A.	61,607	4,268,667
Hermes International	5,376	3,932,228
L’Oreal S.A.	13,678	3,974,595
Orange S.A.	324,508	3,957,753
Pernod Ricard S.A.	28,210	4,297,969
Sanofi(c)	43,362	4,236,025
Vivendi S.A.	161,141	3,477,887

		31,750,232

Germany-4.25%
Beiersdorf AG	45,521	4,765,537
Deutsche Telekom AG	311,139	4,541,033
E.ON SE	408,511	4,092,305
Fresenius Medical Care AG& Co. KGaA	57,646	4,524,588
Henkel AG& Co. KGaA, Preference Shares	48,296	4,302,739
Merck KGaA	36,706	4,265,652
Symrise AG	38,026	3,858,205
Uniper SE	153,515	4,119,551

		34,469,610

Hong Kong-8.40%
CK Hutchison Holdings Ltd.	492,486	3,571,387
CK Infrastructure Holdings Ltd.	636,672	3,780,490
CLP Holdings Ltd.	463,821	4,953,902
Hang Lung Properties Ltd.	1,676,772	3,580,687
Hang Seng Bank Ltd.	233,424	4,095,544
Henderson Land Development Co. Ltd.	937,391	3,783,964

	Shares	Value
Hong Kong-(continued)
HK Electric Investments & HK Electric Investments Ltd.	7,075,137	$7,268,130
HKT Trust & HKT Ltd.	2,910,528	4,686,927
Hong Kong & China Gas Co. Ltd. (The)	2,356,481	4,170,244
Hong Kong Exchanges & Clearing Ltd.	126,609	4,058,796
Hongkong Land Holdings Ltd.	840,047	3,529,425
Link REIT	477,863	4,238,494
MTR Corp. Ltd.	767,673	4,212,951
Power Assets Holdings Ltd.	726,228	4,794,437
Sino Land Co. Ltd.	2,752,668	3,834,760
Sun Hung Kai Properties Ltd.	259,460	3,510,933

		68,071,071

Israel-1.76%
Elbit Systems Ltd.	33,805	4,621,416
Shufersal Ltd.	652,395	4,206,575
Strauss Group Ltd.	190,503	5,422,713

		14,250,704

Italy-0.94%
Assicurazioni Generali S.p.A	265,085	3,778,873
UnipolSai Assicurazioni S.p.A	1,577,727	3,877,821

		7,656,694

Japan-43.04%
ABC-Mart, Inc.	81,545	4,181,243
Ajinomoto Co., Inc.	211,864	3,776,219
ANA Holdings, Inc.	161,549	3,448,462
Asahi Group Holdings Ltd.	106,130	3,682,418
Azbil Corp.	144,459	3,821,165
Bridgestone Corp.	149,714	4,698,891
Calbee, Inc.	132,855	4,037,769
Canon, Inc.	185,371	3,930,438
Central Japan Railway Co.	23,315	3,680,673
Chubu Electric Power Co., Inc.	260,734	3,534,054
Chugai Pharmaceutical Co. Ltd.	27,610	3,286,873
Chugoku Electric Power Co., Inc. (The)	359,829	4,853,707
COMSYS Holdings Corp.	142,511	3,966,125
Daito Trust Construction Co. Ltd.	39,795	3,817,843
Denso Corp.	104,275	3,688,503
East Japan Railway Co.	62,198	4,554,204
Electric Power Development Co. Ltd.	185,820	3,735,374
Ezaki Glico Co. Ltd.	83,500	3,657,626
Hankyu Hanshin Holdings, Inc.	105,734	3,636,725
Hirose Electric Co. Ltd.	34,826	3,841,239
House Foods Group, Inc.	119,881	3,775,598
ITOCHU Corp.	221,282	4,363,871
Japan Airlines Co. Ltd.	205,471	3,695,230
Japan Exchange Group, Inc.	197,039	3,689,338
Japan Post Bank Co. Ltd.(c)	523,212	4,862,103
Japan Post Holdings Co. Ltd.	586,898	4,718,346
Japan Tobacco, Inc.	278,796	5,229,837
Kamigumi Co. Ltd.	210,305	3,715,611
Kao Corp.	46,530	3,601,829
KDDI Corp.	125,639	3,633,205
Keihan Holdings Co. Ltd.	85,431	3,854,887
Keio Corp.	59,889	3,397,286
Keisei Electric Railway Co. Ltd.	122,221	3,699,041
Kewpie Corp.	227,670	4,534,484

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P International Developed Low Volatility ETF (IDLV)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Japan-(continued)
Kinden Corp.	234,790	$3,812,691
Kyocera Corp.	69,545	3,730,405
Kyushu Electric Power Co., Inc.	432,214	3,431,498
Kyushu Railway Co.	146,899	3,971,960
McDonald’s Holdings Co. Japan Ltd.	111,540	5,483,595
MEIJI Holdings Co. Ltd.	62,329	4,337,401
Mitsubishi Chemical Holdings Corp.	661,054	3,790,075
Mitsubishi Corp.	231,669	4,952,537
Mitsubishi Heavy Industries Ltd.	157,321	4,037,213
Mitsubishi UFJ Financial Group, Inc.	1,012,468	4,082,997
Mitsui & Co. Ltd.	278,095	3,914,529
Mizuho Financial Group, Inc.	3,711,048	4,336,646
MS&AD Insurance Group Holdings, Inc.	172,967	5,016,773
Nagoya Railroad Co. Ltd.	148,554	4,279,307
Nankai Electric Railway Co. Ltd.	178,404	3,993,268
Nichirei Corp.	141,734	3,545,843
Nippon Paper Industries Co. Ltd.	261,904	3,773,049
Nippon Telegraph & Telephone Corp.	188,629	4,309,353
Nissin Foods Holdings Co. Ltd.	44,575	3,669,134
Nitori Holdings Co. Ltd.	24,870	3,823,062
NTT DOCOMO, Inc.	161,580	4,756,664
Odakyu Electric Railway Co. Ltd.	168,066	3,709,537
Osaka Gas Co. Ltd.	201,430	3,748,202
Resona Holdings, Inc.	1,194,026	3,734,831
Sankyo Co. Ltd.	155,874	4,306,493
Secom Co. Ltd.	52,410	4,388,168
Seibu Holdings, Inc.	329,790	3,973,477
Seino Holdings Co. Ltd.	327,450	3,922,278
Sekisui House Ltd.	223,887	3,866,983
Seven Bank Ltd.	1,440,327	3,910,107
Shionogi & Co. Ltd.	71,111	3,915,959
Shizuoka Bank Ltd. (The)	668,855	4,064,128
Softbank Corp.	426,364	5,820,456
Sojitz Corp.	1,593,076	3,721,394
Sony Financial Holdings, Inc.	205,914	3,948,782
Sotetsu Holdings, Inc.	152,656	3,924,558
Sugi Holdings Co. Ltd.	63,891	3,848,481
Sumitomo Corp.	370,859	4,230,541
Sumitomo Mitsui Financial Group, Inc.	167,977	4,439,522
Sumitomo Mitsui Trust Holdings, Inc.	128,282	3,761,450
Suntory Beverage & Food Ltd.	99,495	3,751,530
Takashimaya Co. Ltd.	447,624	4,066,099
Teijin Ltd.	251,955	4,039,235
Tobu Railway Co. Ltd.	110,125	3,756,837
Tohoku Electric Power Co., Inc.	401,779	3,790,047
Tokio Marine Holdings, Inc.	89,480	4,232,537
Tokyo Gas Co. Ltd.	151,579	3,325,729
Tokyu Corp.	276,540	4,175,717
Toyo Suisan Kaisha Ltd.	71,696	3,447,278
Toyota Industries Corp.	76,180	3,846,173
Toyota Motor Corp.	65,769	4,073,611
USS Co. Ltd.	246,690	3,924,020
West Japan Railway Co.	58,120	3,599,785

		348,912,162

Netherlands-2.46%
Akzo Nobel N.V	52,811	4,002,797
Heineken Holding N.V	54,330	4,230,993
Koninklijke Ahold Delhaize N.V	164,584	3,994,757

	Shares	Value
Netherlands-(continued)
Koninklijke DSM N.V	30,665	$3,753,389
Wolters Kluwer N.V	53,901	3,962,614

		19,944,550

New Zealand-0.98%
Goodman Property Trust	2,788,888	3,814,791
Spark New Zealand Ltd.	1,538,282	4,173,902

		7,988,693

Norway-1.43%
Gjensidige Forsikring ASA	208,862	3,699,186
Orkla ASA	429,568	3,898,228
Telenor ASA	258,270	3,974,046

		11,571,460

Portugal-0.92%
Jeronimo Martins SGPS S.A.	211,288	3,567,396
NOS, SGPS S.A.	1,049,672	3,913,598

		7,480,994

Singapore-8.98%
Ascendas REIT	1,810,934	3,779,627
CapitaLand Commercial Trust	3,789,153	4,287,105
CapitaLand Ltd.	1,871,083	3,955,943
CapitaLand Mall Trust.	2,927,974	3,886,992
ComfortDelGro Corp. Ltd.	3,604,515	4,186,533
DBS Group Holdings Ltd.	306,978	4,310,403
Keppel Corp. Ltd.	972,492	4,101,757
Keppel REIT	5,286,221	3,938,942
Oversea-Chinese Banking Corp. Ltd.	740,352	4,741,420
Singapore Airlines Ltd.	863,217	3,704,418
Singapore Exchange Ltd.	594,128	4,061,553
Singapore Press Holdings Ltd.	3,487,855	3,741,264
Singapore Technologies Engineering Ltd.	1,575,396	3,800,917
Singapore Telecommunications Ltd.	2,131,510	4,248,926
Suntec REIT	3,945,254	3,876,649
United Overseas Bank Ltd.	301,025	4,308,090
UOL Group Ltd.	845,112	4,087,897
Wilmar International Ltd.	1,483,422	3,748,243

		72,766,679

Spain-0.47%
Red Electrica Corp. S.A.	218,126	3,835,754

Sweden-2.84%
Assa Abloy AB, Class B	200,603	3,615,792
Axfood AB	176,562	3,745,561
Essity AB, Class B	125,521	4,080,281
Investor AB, Class B	80,872	4,067,115
Swedish Match AB	60,766	3,767,701
Telia Co. AB	1,086,692	3,755,002

		23,031,452

Switzerland-5.32%
Chocoladefabriken Lindt & Spruengli AG	47	3,934,725
Geberit AG	9,404	4,219,937
Givaudan S.A.	1,378	4,615,940
Kuehne + Nagel International AG	26,731	3,823,462
Nestle S.A.	45,826	4,838,284
Novartis AG	48,677	4,148,754
Roche Holding AG	13,507	4,694,527
Schindler Holding AG, PC	20,142	4,476,464

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P International Developed Low Volatility ETF (IDLV)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Switzerland-(continued)
SGS S.A.	1,792	$4,056,903
Swisscom AG	8,235	4,281,535

		43,090,531

United Kingdom-5.58%
Admiral Group PLC	138,791	4,078,994
AstraZeneca PLC	38,760	4,068,621
Croda International PLC	74,818	4,607,228
Diageo PLC	109,262	3,789,986
GlaxoSmithKline PLC	214,126	4,486,161
HSBC Holdings PLC	807,861	4,177,883
National Grid PLC	323,263	3,807,551
Reckitt Benckiser Group PLC	48,505	4,056,354
RELX PLC	172,964	3,919,392
Tesco PLC	1,321,582	3,919,066
Unilever N.V	87,277	4,357,197

		45,268,433

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $835,776,693)		808,198,684

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.65%
Invesco Private Government Fund, 0.01%(d)(e)(f) (Cost $13,393,117)	13,393,117	$13,393,117

TOTAL INVESTMENTS IN SECURITIES-101.35% (Cost $849,169,810)		821,591,801
OTHER ASSETS LESS LIABILITIES-(1.35)%		(10,946,984)

NET ASSETS-100.00%.		$810,644,817

Investment Abbreviations:

PC-Participation Certificate

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2020 represented less than 1% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2020.
(d)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	$23,606,275	$199,343,992	$(222,950,267)	$-	$-	$-	$154,060
Invesco Liquid Assets Portfolio, Institutional Class*	7,868,758	45,449,103	(53,314,324)	(313)	(3,224)	-	58,330
Invesco Private Government Fund	-	30,586,555	(17,193,438)	-	-	13,393,117	8

Total	$31,475,033	$275,379,650	$(293,458,029)	$(313)	$(3,224)	$13,393,117	$212,398

*	At April 30, 2020, this security was no longer held.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P International Developed Low Volatility ETF (IDLV)–(continued)

April 30, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2020

Industrials	21.61

Consumer Staples	18.52

Financials	15.18

Utilities	9.90

Communication Services	8.27

Real Estate	7.60

Consumer Discretionary	6.15

Health Care	5.65

Materials	4.45

Information Technology	2.37

Money Market Funds Plus Other Assets
Less Liabilities	0.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P International Developed Momentum ETF (IDMO)

April 30, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Australia-10.61%
Aristocrat Leisure Ltd.	431	$7,193
Coca-Cola Amatil Ltd.	447	2,540
Coles Group Ltd.	812	8,245
Commonwealth Bank of Australia	937	38,457
CSL Ltd.	489	99,067
Fortescue Metals Group Ltd.	1,422	11,135
Goodman Group	811	6,982
Lendlease Group	379	3,067
Magellan Financial Group Ltd.	115	3,841
Mirvac Group	2,129	3,122
Northern Star Resources Ltd.	411	3,442
Orica Ltd.	185	2,170
QBE Insurance Group Ltd.	631	3,491
Sonic Healthcare Ltd.	292	5,198
Stockland	1,916	3,613
Telstra Corp. Ltd.	1,943	3,880
Transurban Group	1,692	15,287
Wesfarmers Ltd.	755	18,630
Woolworths Group Ltd.	1,117	26,144

		265,504

Austria-0.07%
CA Immobilien Anlagen AG	54	1,718

Belgium-0.45%
Galapagos N.V.(a)	51	11,256

Canada-14.29%
Algonquin Power & Utilities Corp.	571	7,934
Atco Ltd., Class I	46	1,295
Barrick Gold Corp.	1,331	34,335
Brookfield Asset Management, Inc., Class A	1,299	43,994
CAE, Inc.(a)	162	2,683
Canadian Apartment Properties REIT	42	1,448
Canadian Pacific Railway Ltd.	87	19,816
Canadian Utilities Ltd., Class A(b)	86	2,103
CI Financial Corp.	121	1,288
Constellation Software, Inc.	13	12,528
Emera, Inc.(b)	213	8,497
Fortis, Inc.	349	13,553
Franco-Nevada Corp.	162	21,479
Genworth MI Canada, Inc.	31	766
Hydro One Ltd.(c)	331	6,015
iA Financial Corp., Inc.	81	2,635
Intact Financial Corp.	151	14,402
Kinross Gold Corp.(a)	760	5,029
National Bank of Canada	259	10,469
Shopify, Inc., Class A(a)	114	72,455
Sun Life Financial, Inc.	392	13,465
TC Energy Corp.	725	33,438
Thomson Reuters Corp.	165	11,650
TMX Group Ltd.	39	3,386
Wheaton Precious Metals Corp.	253	9,634
WSP Global, Inc.	47	3,161

		357,458

China-0.23%
Alibaba Health Information Technology Ltd.(a)	2,396	5,798

	Shares	Value
Denmark-4.43%
Coloplast A/S, Class B	96	$15,181
DSV Panalpina A/S	108	11,141
Genmab A/S(a)	41	9,858
Novo Nordisk A/S, Class B	951	60,643
Orsted A/S(c)	138	13,949

		110,772

Finland-1.35%
Elisa OYJ	150	9,109
Kesko OYJ, Class B	148	2,407
Kone OYJ, Class B	235	14,239
Neste OYJ	225	7,967

		33,722

France-7.37%
Air Liquide S.A.(b)	324	41,201
ENGIE S.A.	1,013	10,989
Hermes International	17	12,434
Legrand S.A.	153	10,310
LVMH Moet Hennessy Louis Vuitton SE	146	56,362
Sartorius Stedim Biotech	23	5,517
Schneider Electric SE(b)	397	36,291
Veolia Environnement S.A.(b)	530	11,311

		184,415

Germany-3.50%
Beiersdorf AG	54	5,653
Deutsche Boerse AG	135	20,960
Hannover Rueck SE	43	6,853
Merck KGaA	74	8,600
MTU Aero Engines AG	25	3,404
Muenchener Rueckversicherungs-Gesellschaft AG	77	16,935
Puma SE	52	3,268
RWE AG	489	14,054
Sartorius AG, Preference Shares	24	6,750
Talanx AG	34	1,213

		87,690

Ireland-0.87%
Flutter Entertainment PLC(b)	47	5,750
Kerry Group PLC, Class A	94	10,780
Kingspan Group PLC	102	5,195

		21,725

Israel-0.68%
Airport City Ltd.(a)	41	627
Alony Hetz Properties & Investments Ltd.	118	1,434
Amot Investments Ltd.	115	649
Azrieli Group Ltd.	21	1,253
First International Bank of Israel Ltd.	24	599
Gazit-Globe Ltd.	63	468
Israel Discount Bank Ltd., Class A	564	1,848
Melisron Ltd.	12	487
Mizrahi Tefahot Bank Ltd.	93	1,922
Nice Ltd.(a)	40	6,688
Shapir Engineering and Industry Ltd.	144	1,014

		16,989

Italy-3.02%
Amplifon S.p.A	65	1,489

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P International Developed Momentum ETF (IDMO)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Italy-(continued)
Banca Mediolanum S.p.A	151	$921
Enel S.p.A	7,398	50,530
Ferrari N.V	72	11,309
Hera S.p.A	590	2,183
Infrastrutture Wireless Italiane S.p.A.(c)	122	1,290
Nexi S.p.A.(a)(c)	227	3,437
Poste Italiane S.p.A.(c)	260	2,208
Recordati S.p.A	49	2,129

		75,496

Japan-13.14%
Advantest Corp.	158	7,787
Canon Marketing Japan, Inc.	28	548
Capcom Co. Ltd.	43	1,325
Casio Computer Co. Ltd.	124	1,983
Chugai Pharmaceutical Co. Ltd.	214	25,635
Daiichi Sankyo Co. Ltd.	424	29,270
Daikin Industries Ltd.	155	20,300
Disco Corp.	17	3,871
Fujitsu Ltd.	154	15,172
GLP J-REIT	2	2,594
Hitachi Metals Ltd.	134	1,323
Hoya Corp.	268	24,726
Hulic Co. Ltd.	277	2,777
Ibiden Co. Ltd.	96	2,497
ITOCHU Corp.	1,174	23,330
Japan Real Estate Investment Corp.	1	5,461
Kobe Bussan Co. Ltd.	60	2,906
Kyowa Kirin Co. Ltd.	134	3,155
M3, Inc.	287	10,440
Miura Co. Ltd.	66	2,728
Nippon Building Fund, Inc.	1	6,013
Nippon Prologis REIT, Inc.	2	5,529
Nomura Real Estate Master Fund, Inc.	2	2,312
Nomura Research Institute Ltd.	338	8,325
NTT DOCOMO, Inc.	696	20,489
Obic Co. Ltd.	35	5,309
Olympus Corp.	991	15,991
Open House Co. Ltd.	33	733
ORIX JREIT, Inc.	2	2,426
Sekisui House Ltd.	498	8,655
Sekisui House Reit, Inc.	2	1,234
Shin-Etsu Chemical Co. Ltd.	240	26,966
Taiyo Nippon Sanso Corp.	102	1,604
TIS, Inc.	129	2,502
Tokyo Electron Ltd.	121	25,957
Tsuruha Holdings, Inc.	21	2,824
Welcia Holdings Co. Ltd.	42	3,048
Workman Co. Ltd.	15	964

		328,709

Netherlands-4.70%
ASML Holding N.V	358	106,127
GrandVision N.V.(c)	56	1,484
Wolters Kluwer N.V	136	9,998

		117,609

New Zealand-0.89%
Fisher & Paykel Healthcare Corp. Ltd.	625	10,561
Meridian Energy Ltd.	636	1,762
Ryman Healthcare Ltd.	297	2,219

	Shares	Value
New Zealand-(continued)
Spark New Zealand Ltd.	1,227	$3,361
Xero Ltd.(a)	82	4,270

		22,173

Norway-0.39%
Entra ASA(c)	93	1,174
Gjensidige Forsikring ASA	134	2,373
Orkla ASA	487	4,420
TOMRA Systems ASA	56	1,865

		9,832

Portugal-0.41%
EDP - Energias de Portugal S.A.	1,891	7,974
Jeronimo Martins SGPS S.A.	132	2,229

		10,203

Singapore-0.64%
Ascendas REIT	1,851	3,905
Mapletree Commercial Trust.	1,264	1,760
Mapletree Logistics Trust	2,694	3,445
Singapore Technologies Engineering Ltd.	782	1,905
Wilmar International Ltd.	1,929	4,892

		15,907

Spain-3.55%
Cellnex Telecom S.A.(a)(c)	293	15,340
Ferrovial S.A.	353	8,815
Grifols S.A.	177	6,022
Iberdrola S.A.	5,849	58,555

		88,732

Sweden-3.74%
AAK AB	90	1,479
Assa Abloy AB, Class B	442	7,967
Atlas Copco AB, Class A	416	14,451
Atlas Copco AB, Class B	215	6,720
Beijer Ref AB	64	1,329
Castellum AB	202	3,546
Epiroc AB, Class B	207	2,052
Fabege AB.	162	1,940
Fastighets AB Balder, Class B(a)	97	3,833
Getinge AB, Class B	144	2,773
Hennes & Mauritz AB, Class B	411	5,731
Holmen AB, Class B	71	2,075
Hufvudstaden AB, Class A	58	745
Investment AB Latour, Class B(b)	78	1,171
Investor AB, Class B	255	12,824
L E Lundbergforetagen AB, Class B	56	2,363
Lifco AB, Class B	27	1,289
Nibe Industrier AB, Class B	253	4,736
Skanska AB, Class B	240	4,599
Swedish Match AB	103	6,386
Tele2 AB, Class B	299	3,876
Wallenstam AB, Class B	170	1,763

		93,648

Switzerland-16.76%
Chocoladefabriken Lindt & Spruengli AG, PC	17,797
Geberit AG	23	10,321
Givaudan S.A.	620,098
Lonza Group AG	55	24,014
Nestle S.A.	1,441	152,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P International Developed Momentum ETF (IDMO)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Switzerland-(continued)
Partners Group Holding AG	10	$7,872
Roche Holding AG	369	128,250
Roche Holding AG, BR	15	5,219
Sika AG	79	13,072
STMicroelectronics N.V	495	12,855
Swisscom AG	17	8,839
Zurich Insurance Group AG	90	28,656

		419,133

Taiwan-0.38%
Sea Ltd., ADR(a)(b)	170	9,449

United Kingdom-6.74%
AVEVA Group PLC	49	2,207
BAE Systems PLC	2,443	15,666
Barratt Developments PLC	599	3,921
Clarivate Analytics PLC(a)	190	4,366
ConvaTec Group PLC(c)	1,234	3,306
Experian PLC	647	19,390
Halma PLC	209	5,510
JD Sports Fashion PLC	320	2,137
London Stock Exchange Group PLC	297	27,932
National Grid PLC	2,347	27,644
Persimmon PLC	165	4,589
Rentokil Initial PLC	1,471	8,800
Segro PLC	752	7,869
Severn Trent PLC	149	4,492
Smith & Nephew PLC	484	9,512
Spirax-Sarco Engineering PLC	44	4,844

	Shares	Value
United Kingdom-(continued)
SSE PLC	814	$12,834
United Utilities Group PLC	317	3,608

		168,627

United States-1.57%
Atlassian Corp. PLC, Class A(a)	60	9,330
Ferguson PLC	146	10,563
James Hardie Industries PLC, CDI	424	6,224
Waste Connections, Inc.	153	13,192

		39,309

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $2,292,401)		2,495,874

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.11%
Invesco Private Government Fund, 0.01%(d)(e)(f) (Cost $102,778)	102,778	102,778

TOTAL INVESTMENTS IN SECURITIES-103.89% (Cost $2,395,179)		2,598,652
OTHER ASSETS LESS LIABILITIES-(3.89)%		(97,418)

NET ASSETS-100.00%		$2,501,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P International Developed Momentum ETF (IDMO)–(continued)

April 30, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2020.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $48,203, which represented 1.93% of the Fund’s Net Assets.

(d)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	$7,660	$216,817	$(224,477)	$-	$-	$-	$130
Invesco Liquid Assets Portfolio, Institutional Class*	2,541	45,000	(47,535)	-	(6)	-	48
Invesco Private Government Fund	-	168,548	(65,770)	-	-	102,778	-

Total	$10,201	$430,365	$(337,782)	$-	$(6)	$102,778	$178

*	At April 30, 2020, this security was no longer held.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2020

Health Care	21.29

Industrials	13.38

Information Technology	12.29

Financials	10.86

Utilities	10.36

Consumer Staples	9.75

Materials	7.98

Consumer Discretionary	5.78

Real Estate	3.35

Communication Services	3.08

Energy	1.66

Money Market Funds Plus Other Assets Less Liabilities	0.22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Statements of Assets and Liabilities

April 30, 2020

(Unaudited)

	Invesco FTSE International Low Beta Equal Weight ETF (IDLB)	Invesco S&P Emerging Markets Low Volatility ETF (EELV)	Invesco S&P Emerging Markets Momentum ETF (EEMO)	Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)
Assets:
Unaffiliated investments in securities, at value(a)	$16,517,389	$214,055,900	$5,551,244	$13,137,933
Affiliated investments in securities, at value	444,346	965,251	20,649	-
Foreign currencies, at value	-	80,954	13,472	149
Deposits with brokers:
Cash segregated as collateral	-	5,954,664	-	-
Receivable for:
Dividends	114,982	525,065	9,466	44,600
Securities lending	784	2,320	44	267
Investments sold	1,270,322	6,710,498	64,124	-
Fund shares sold	-	11,558	-	342,065
Foreign tax reclaims	182,339	41,715	-	11,525
Other assets	-	13,359	-	-

Total assets	18,530,162	228,361,284	5,658,999	13,536,539

Liabilities:
Due to custodian	375,871	1,571,154	80,749	14,471
Due to foreign custodian	2,583	-	-	-
Payable for:
Investments purchased	46	11,716	75	342,065
Collateral upon return of securities loaned	444,346	965,251	20,649	-
Collateral upon receipt of securities in-kind	-	5,954,664	-	-
Fund shares repurchased	1,040,737	5,671,108	-	-
Accrued unitary management fees	7,544	78,122	1,475	2,842

Total liabilities	1,871,127	14,252,015	102,948	359,378

Net Assets	$16,659,035	$214,109,269	$5,556,051	$13,177,161

Net assets consist of:
Shares of beneficial interest	$34,958,732	$359,614,843	$7,824,857	$16,902,868
Distributable earnings (loss)	(18,299,697)	(145,505,574)	(2,268,806)	(3,725,707)

Net Assets	$16,659,035	$214,109,269	$5,556,051	$13,177,161

Shares outstanding (unlimited amount authorized, $0.01 par value)	700,001	11,300,000	450,000	600,001
Net asset value	$23.80	$18.95	$12.35	$21.96

Market price	$23.57	$18.67	$12.25	$21.88

Unaffiliated investments in securities, at cost	$18,590,056	$227,438,736	$5,357,630	$15,922,258

Affiliated investments in securities, at cost	$444,346	$965,251	$20,649	$-

Foreign currencies (due to foreign custodian), at cost	$(2,577)	$79,626	$13,461	$147

(a) Includes securities on loan with an aggregate value of:	$395,863	$920,975	$19,890	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P International Developed Low Volatility ETF (IDLV)	Invesco S&P International Developed Momentum ETF (IDMO)

$808,198,684	$2,495,874
13,393,117	102,778
2,080,889	2,919

-	-

2,748,054	3,520
22,883	13
16,597,965	6,842
-	-
1,192,405	3,872
-	-

844,233,997	2,615,818

1,582,087	6,285
-	-

12,649,723	4,921
13,393,117	102,778
-	-
5,784,185	-
180,068	600

33,589,180	114,584

$810,644,817	$2,501,234

$1,033,924,067	$4,093,093
(223,279,250)	(1,591,859)

$810,644,817	$2,501,234

30,100,000	100,000
$26.93	$25.01

$26.78	$24.89

$835,776,693	$2,292,401

$13,393,117	$102,778

$2,079,689	$2,896

$7,400,802	$91,030

33

Statements of Operations

For the six months ended April 30, 2020

(Unaudited)

	Invesco FTSE International Low Beta Equal Weight ETF (IDLB)	Invesco S&P Emerging Markets Low Volatility ETF (EELV)		Invesco S&P Emerging Markets Momentum ETF (EEMO)		Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)
Investment income:
Unaffiliated interest income	$-	$-		$9		$-
Unaffiliated dividend income	402,022	4,234,376		71,499		274,810
Affiliated dividend income	122	1,058		117		137
Securities lending income	7,138	6,618		124		850
Foreign withholding tax	(47,876)	(375,589)		(3,831)		(32,575)

Total investment income	361,406	3,866,463		67,918		243,222

Expenses:
Unitary management fees	77,106	691,966		13,023		20,232

Less: Waivers	(16)	(246,410)		(4,655)		(19)

Net expenses	77,090	445,556		8,368		20,213

Net investment income	284,316	3,420,907		59,550		223,009

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,967,392)	(45,882,824	)(a)	(1,443,637	)(a)	(131,597)
Affiliated investment securities	(76)	(122)		(6)		56
In-kind redemptions	152,313	(6,767,938)		-		128,359
Foreign currencies	(2,233)	(22,067)		(2,022)		(4,504)

Net realized gain (loss)	(2,817,388)	(52,672,951)		(1,445,665)		(7,686)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(2,341,647)	(13,995,902)		(300,232	)(b)	(3,428,346)
Affiliated investment securities	(14)	-		(5)		-
Foreign currencies	2,401	3,788		(190)		290

Change in net unrealized appreciation (depreciation)	(2,339,260)	(13,992,114)		(300,427)		(3,428,056)

Net realized and unrealized gain (loss)	(5,156,648)	(66,665,065)		(1,746,092)		(3,435,742)

Net increase (decrease) in net assets resulting from operations	$(4,872,332)	$(63,244,158)		$(1,686,542)		$(3,212,733)

(a) Net of foreign taxes of $13,359 and $2,941, respectively.

(b) Net of foreign taxes of $(1,533).

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P International Developed Low Volatility ETF (IDLV)	Invesco S&P International Developed Momentum ETF (IDMO)

$-	$-
15,256,408	37,866
9,294	11
105,008	59
(1,823,123)	(7,318)

13,547,587	30,618

1,671,454	4,602

(479,503)	(1,317)

1,191,951	3,285

12,355,636	27,333

(111,368,211)	(163,347)
(3,224)	(6)
8,867,347	-
(396,828)	(664)

(102,900,916)	(164,017)

(106,841,536)	(16,461)
(313)	-
48,613	(14)

(106,793,236)	(16,475)

(209,694,152)	(180,492)

$(197,338,516)	$(153,159)

35

Statements of Changes in Net Assets

For the six months ended April 30, 2020 and the year ended October 31, 2019

(Unaudited)

	Invesco FTSE International Low Beta Equal Weight ETF (IDLB)		Invesco S&P Emerging Markets Low Volatility ETF (EELV)
	Six Months Ended April 30, 2020	Year Ended October 31, 2019	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Operations:
Net investment income	$284,316	$2,415,163	$3,420,907	$10,014,091
Net realized gain (loss)	(2,817,388)	1,941,655	(52,672,951)	(7,722,334)
Change in net unrealized appreciation (depreciation)	(2,339,260)	3,926,336	(13,992,114)	12,756,268

Net increase (decrease) in net assets resulting from operations	(4,872,332)	8,283,154	(63,244,158)	15,048,025

Distributions to Shareholders from:
Distributable earnings	(640,967)	(2,663,090)	(5,364,408)	(14,807,076)

Shareholder Transactions:
Proceeds from shares sold	12,658	38,328,349	29,874,938	92,611,360
Value of shares repurchased	(31,455,683)	(99,591,478)	(83,054,284)	(3,576,939)
Transaction fees	-	-	264,808	86,655

Net increase (decrease) in net assets resulting from share transactions	(31,443,025)	(61,263,129)	(52,914,538)	89,121,076

Net increase (decrease) in net assets	(36,956,324)	(55,643,065)	(121,523,104)	89,362,025

Net assets:
Beginning of period	53,615,359	109,258,424	335,632,373	246,270,348

End of period	$16,659,035	$53,615,359	$214,109,269	$335,632,373

Changes in Shares Outstanding:
Shares sold	-	1,400,000	1,350,000	3,900,000
Shares repurchased	(1,200,000)	(3,550,000)	(4,500,000)	(150,000)
Shares outstanding, beginning of period	1,900,001	4,050,001	14,450,000	10,700,000

Shares outstanding, end of period	700,001	1,900,001	11,300,000	14,450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P Emerging Markets Momentum ETF (EEMO)		Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)		Invesco S&P International Developed Low Volatility ETF (IDLV)		Invesco S&P International Developed Momentum ETF (IDMO)
Six Months Ended April 30, 2020	Year Ended October 31, 2019	Six Months Ended April 30, 2020	Year Ended October 31, 2019	Six Months Ended April 30, 2020	Year Ended October 31, 2019	Six Months Ended April 30, 2020	Year Ended October 31, 2019

$59,550	$203,116	$223,009	$454,113	$12,355,636	$25,935,348	$27,333	$60,984
(1,445,665)	(976,139)	(7,686)	(192,917)	(102,900,916)	(12,989,782)	(164,017)	(148,718)
(300,427)	1,692,906	(3,428,056)	1,100,346	(106,793,236)	101,291,478	(16,475)	361,473

(1,686,542)	919,883	(3,212,733)	1,361,542	(197,338,516)	114,237,044	(153,159)	273,739

(131,358)	(1,227,256)	(472,310)	(462,652)	(37,257,150)	(27,200,949)	(30,985)	(74,476)

1,432,120	-	6,387,340	10,898,206	201,460,892	436,062,565	-	-
-	(6,681,594)	(3,825,583)	(2,734,982)	(145,272,315)	(71,976,046)	-	-
1,016	5,965	-	-	-	-	-	-

1,433,136	(6,675,629)	2,561,757	8,163,224	56,188,577	364,086,519	-	-

(384,764)	(6,983,002)	(1,123,286)	9,062,114	(178,407,089)	451,122,614	(184,144)	199,263

5,940,815	12,923,817	14,300,447	5,238,333	989,051,906	537,929,292	2,685,378	2,486,115

$5,556,051	$5,940,815	$13,177,161	$14,300,447	$810,644,817	$989,051,906	$2,501,234	$2,685,378

100,000	-	250,000	400,000	6,400,000	13,300,000	-	-
-	(400,000)	(150,000)	(100,000)	(4,900,000)	(2,150,000)	-	-
350,000	750,000	500,001	200,001	28,600,000	17,450,000	100,000	100,000

450,000	350,000	600,001	500,001	30,100,000	28,600,000	100,000	100,000

37

Financial Highlights

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)

	Six Months Ended April 30, 2020		Years Ended October 31,				For the Period November 04, 2015(a) Through October 31,
	(Unaudited)		2019		2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$28.22		$26.98		$29.47	$25.09	$24.92

Net investment income(b)	0.22		0.68		0.67	0.64	0.54
Net realized and unrealized gain (loss) on investments	(4.14)		1.43		(2.30)	4.45	0.03

Total from investment operations	(3.92)		2.11		(1.63)	5.09	0.57

Distributions to shareholders from:
Net investment income	(0.50)		(0.87)		(0.86)	(0.71)	(0.40)

Net asset value at end of period	$23.80		$28.22		$26.98	$29.47	$25.09

Market price at end of period(c)	$23.57		$28.02		$26.86	$29.44	$25.20

Net Asset Value Total Return(d)	(13.95)%		7.94%		(5.81)%	20.63%	2.33	%(e)
Market Price Total Return(d)	(14.17)%		7.65%		(6.12)%	19.98%	2.77	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$16,659		$53,615		$109,258	$134,104	$146,797
Ratio to average net assets of:
Expenses	0.45	%(f)	0.46	%(g)	0.45%	0.45%	0.45	%(f)
Net investment income	1.66	%(f)	2.48	%(g)	2.23%	2.38%	2.22	%(f)
Portfolio turnover rate(h)	14%		53%		50%	39%	59%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (November 5, 2015, the first day of trading on the exchange) to October 31, 2016 was 2.17%. The market price total return from Fund Inception to October 31, 2016 was 2.16%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights–(continued)

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

	Six Months Ended April 30, 2020		Years Ended October 31,
	(Unaudited)		2019	`2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$23.23		$23.02	$24.59	$22.27	$22.31	$27.37

Net investment income(a)	0.24		0.74	1.04	0.63	0.57	0.69
Net realized and unrealized gain (loss) on investments	(4.17)		0.58	(1.68)	2.29	(0.14)	(5.11)

Total from investment operations.	(3.93)		1.32	(0.64)	2.92	0.43	(4.42)

Distributions to shareholders from:
Net investment income	(0.37)		(1.12)	(1.01)	(0.61)	(0.49)	(0.66)

Transaction fees(a)	0.02		0.01	0.08	0.01	0.02	0.02

Net asset value at end of period	$18.95		$23.23	$23.02	$24.59	$22.27	$22.31

Market price at end of period(b)	$18.67		$23.12	$23.03	$24.63	$22.15	$22.13

Net Asset Value Total Return(c)	(16.80)%		5.87%	(2.54)%	13.30%	2.12%	(16.21)%
Market Price Total Return(c)	(17.64)%		5.32%	(2.60)%	14.09%	2.39%	(16.48)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$214,109		$335,632	$246,270	$277,832	$269,478	$176,244
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Expenses, prior to Waivers.	0.45	%(d)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	2.22	%(d)	3.14%	4.12%	2.74%	2.60%	2.78%
Portfolio turnover rate(e)	54%		67%	125%	81%	73%	89%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights–(continued)

Invesco S&P Emerging Markets Momentum ETF (EEMO)

	Six Months Ended April 30, 2020		Years Ended October 31,
	(Unaudited)		2019		2018		2017		2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$16.97		$17.23		$20.85		$15.87		$16.20	$21.70

Net investment income(a)	0.16		0.40		0.27	(b)	0.40		0.22	0.52
Net realized and unrealized gain (loss) on investments	(4.44)		1.61		(3.03)		4.70		(0.23)	(5.69)

Total from investment operations	(4.28)		2.01		(2.76)		5.10		(0.01)	(5.17)

Distributions to shareholders from:
Net investment income	(0.34)		(0.43)		(0.14)		(0.37)		(0.32)	(0.33)
Net realized gains.	-		(1.85)		(0.76)		-		-	-

Total distributions	(0.34)		(2.28)		(0.90)		(0.37)		(0.32)	(0.33)

Transaction fees(a)	0.00		0.01		0.04		0.25		-	-

Net asset value at end of period	$12.35		$16.97		$17.23		$20.85		$15.87	$16.20

Market price at end of period(c)	$12.25		$16.92		$17.18		$20.96		$15.84	$16.09

Net Asset Value Total Return(d)	(24.96)%		13.60%		(13.66)%		34.38%		0.17%	(24.15)%
Market Price Total Return(d)	(25.36)%		13.66%		(14.35)%		35.37%		0.69%	(24.18)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,556		$5,941		$12,924		$390,986		$1,587	$1,620
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(e)(f)	0.36	%(f)(g)	0.27	%(f)	0.27	%(f)	0.28%	0.29%
Expenses, prior to Waivers	0.45	%(e)(f)	0.53	%(f)(g)	0.45	%(f)	0.45	%(f)	0.45%	0.45%
Net investment income	2.06	%(e)(f)	2.42	%(g)	1.26	%(b)	2.16%		1.44%	2.52%
Portfolio turnover rate(h)	115%		114%		140%		111%		182%	134%

(a)	Based on average shares outstanding.
(b)

Net Investment income per share and the ratio of net investment income to average net assets include a non-cash taxable distribution received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the non-cash taxable distribution are $0.17 and 0.83%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Ratios include non-recurring costs associated with a proxy statement of 0.08%.
(h)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights–(continued)

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)

	Six Months Ended April 30, 2020		Years Ended October 31,			For the Period November 29, 2016(a) Through October 31,
	(Unaudited)		2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$28.60		$26.19		$28.39	$25.19

Net investment income(b)	0.43		1.25		1.27	1.02
Net realized and unrealized gain (loss) on investments	(6.15)		2.41		(2.09)	3.16

Total from investment operations	(5.72)		3.66		(0.82)	4.18

Distributions to shareholders from:
Net investment income	(0.92)		(1.25)		(1.38)	(0.98)

Net asset value at end of period	$21.96		$28.60		$26.19	$28.39

Market price at end of period(c)	$21.88		$28.61		$26.41	$28.60

Net Asset Value Total Return(d)	(20.33)%		14.30%		(3.11)%	16.70	%(e)
Market Price Total Return(d)	(20.64)%		13.34%		(3.06)%	17.55	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$13,177		$14,300		$5,238	$4,258
Ratio to average net assets of:
Expenses	0.30	%(f)	0.37	%(g)	0.30%	0.30	%(f)
Net investment income	3.31	%(f)	4.60	%(g)	4.51%	4.00	%(f)
Portfolio turnover rate(h)	27%		58%		65%	72%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 1, 2016, the first day of trading on the exchange) to October 31, 2017 was 17.22%. The market price total return from Fund Inception to October 31, 2017 was 18.16%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.07%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights—(continued)

Invesco S&P International Developed Low Volatility ETF (IDLV)

	Six Months Ended April 30, 2020		Years Ended October 31,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$34.58		$30.83	$33.28	$29.32	$29.99	$31.75

Net investment income(a)	0.41		1.15	1.08	1.00	0.99	1.02
Net realized and unrealized gain (loss) on investments	(6.82)		3.79	(2.22)	4.04	(0.55)	(1.86)

Total from investment operations.	(6.41)		4.94	(1.14)	5.04	0.44	(0.84)

Distributions to shareholders from:
Net investment income	(1.24)		(1.19)	(1.31)	(1.08)	(1.11)	(0.92)

Net asset value at end of period	$26.93		$34.58	$30.83	$33.28	$29.32	$29.99

Market price at end of period(b)	$26.78		$34.57	$30.76	$33.29	$29.38	$29.90

Net Asset Value Total Return(c)	(18.96)%		16.33%	(3.62)%	17.59%	1.56%	(2.69)%
Market Price Total Return(c)	(19.39)%		16.56%	(3.87)%	17.38%	2.07%	(3.78)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$810,645		$989,052	$537,929	$569,124	$384,137	$313,428
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, prior to Waivers.	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.59	%(d)	3.51%	3.26%	3.19%	3.33%	3.32%
Portfolio turnover rate(e)	64%		59%	65%	69%	56%	66%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights–(continued)

Invesco S&P International Developed Momentum ETF (IDMO)

	Six Months Ended April 30, 2020		Years Ended October 31,
	(Unaudited)		2019		2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period.	$26.85		$24.86		$27.96	$23.57	$25.85	$27.75

Net investment income(a)	0.27		0.61		0.61	0.71	0.51	0.69
Net realized and unrealized gain (loss) on investments	(1.80)		2.12		(3.04)	4.49	(2.30)	(2.13)

Total from investment operations	(1.53)		2.73		(2.43)	5.20	(1.79)	(1.44)

Distributions to shareholders from:
Net investment income	(0.31)		(0.74)		(0.67)	(0.81)	(0.49)	(0.46)

Net asset value at end of period	$25.01		$26.85		$24.86	$27.96	$23.57	$25.85

Market price at end of period(b)	$24.89		$26.79		$24.78	$27.80	$23.51	$25.74

Net Asset Value Total Return(c)	(5.54)%		11.30%		(8.95)%	22.57%	(6.92)%	(5.34)%
Market Price Total Return(c)	(5.78)%		11.42%		(8.70)%	22.19%	(6.77)%	(6.99)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,501		$2,685		$2,486	$2,796	$3,535	$3,877
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.53	%(e)	0.25%	0.26%	0.26%	0.26%
Expenses, prior to Waivers	0.35	%(d)	0.63	%(e)	0.35%	0.36%	0.36%	0.36%
Net investment income	2.08	%(d)	2.39	%(e)	2.21%	2.87%	2.13%	2.42%
Portfolio turnover rate(f)	44%		104%		123%	134%	198%	98%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.27%.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2020

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)	“FTSE International Low Beta Equal Weight ETF”

Invesco S&P Emerging Markets Low Volatility ETF (EELV)	“S&P Emerging Markets Low Volatility ETF”

Invesco S&P Emerging Markets Momentum ETF (EEMO)	“S&P Emerging Markets Momentum ETF”

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)	“S&P International Developed High Dividend Low Volatility ETF”

Invesco S&P International Developed Low Volatility ETF (IDLV)	“S&P International Developed Low Volatility ETF”

Invesco S&P International Developed Momentum ETF (IDMO)	“S&P International Developed Momentum ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of FTSE International Low Beta Equal Weight ETF which are listed and traded on The Nasdaq Stock Market and Shares of S&P International Developed High Dividend Low Volatility ETF, which are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”).

Fund	Underlying Index

FTSE International Low Beta Equal Weight ETF	FTSE Developed ex-U.S. Low Beta Equal Weight Index

S&P Emerging Markets Low Volatility ETF	S&P BMI Emerging Markets Low Volatility IndexTM

S&P Emerging Markets Momentum ETF	S&P Momentum Emerging Plus LargeMidCap Index

S&P International Developed High Dividend Low Volatility ETF	S&P EPAC Ex-Korea Low Volatility High Dividend Index

S&P International Developed Low Volatility ETF	S&P BMI International Developed Low VolatilityTM Index

S&P International Developed Momentum ETF	S&P Momentum Developed ex-U.S. & South Korea LargeMidCap Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in a fund that are held as investments (the “Underlying Fund”), if any, of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are the same as those set forth below.

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an

44

independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each

45

Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to each Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. For certain Funds, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to risk of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

High Dividend Paying Securities Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which a Fund invests and the capital resources available for such companies’ dividend payments may adversely affect a Fund.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the

46

industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their respective portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to a Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total

47

revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the

48

borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee equal to a percentage of its average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The annual unitary management fee paid by each Fund to the Adviser is equal to a percentage of each Fund’s average daily net assets as follows:

	Unitary Management Fees
	(as a % of average daily net assets)
FTSE International Low Beta Equal Weight ETF	0.45%

S&P Emerging Markets Low Volatility ETF	0.45	%*

S&P Emerging Markets Momentum ETF	0.45	%*

S&P International Developed High Dividend Low Volatility ETF	0.30%

S&P International Developed Low Volatility ETF	0.35	%**

S&P International Developed Momentum ETF	0.35	%**

*

Effective May 1, 2020 the Adviser contractually reduced the annual unitary management fee from 0.45% to 0.29% of its average daily net assets. Prior to May 1, 2020, the Adviser agreed to waive a portion of its annual unitary management fee, which resulted in a net annual unitary management fee of 0.29% of its average daily net assets.

**

Effective May 1, 2020 the Adviser contractually reduced the annual unitary management fee from 0.35% to 0.25% of its average daily net assets. Prior to May 1, 2020, the Adviser agreed to waive a portion of its annual unitary management fee, which resulted in a net annual unitary management fee of 0.25% of its average daily net assets.

Further, through at least August 31, 2022, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

49

For the six-month period ended April 30, 2020, the Adviser waived fees for each Fund in the following amounts:

FTSE International Low Beta Equal Weight ETF	$16

S&P Emerging Markets Low Volatility ETF	246,410

S&P Emerging Markets Momentum ETF	4,655

S&P International Developed High Dividend Low Volatility ETF	19

S&P International Developed Low Volatility ETF	479,503

S&P International Developed Momentum ETF	1,317

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

FTSE International Low Beta Equal Weight ETF	FTSE International Ltd.

S&P Emerging Markets Low Volatility ETF	S&P Dow Jones Indices LLC

S&P Emerging Markets Momentum ETF	S&P Dow Jones Indices LLC

S&P International Developed High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC

S&P International Developed Low Volatility ETF	S&P Dow Jones Indices LLC

S&P International Developed Momentum ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
FTSE International Low Beta Equal Weight ETF

Investments in Securities

Common Stocks & Other Equity Interests	$6,920,478	$9,596,911	$0	$16,517,389

Money Market Funds	-	444,346	-	444,346

Total Investments	$6,920,478	$10,041,257	$0	$16,961,735

50

	Level 1	Level 2	Level 3	Total
S&P Emerging Markets Low Volatility ETF

Investments in Securities
Common Stocks & Other Equity Interests	$41,566,033	$163,955,368	$0	$205,521,401

Exchange-Traded Fund	8,534,499	-	-	8,534,499

Money Market Funds	-	965,251	-	965,251

Total Investments	$50,100,532	$164,920,619	$0	$215,021,151

S&P Emerging Markets Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,830,465	$3,717,873	$0	$5,548,338

Exchange-Traded Fund	2,685	-	-	2,685

Non-U.S. Dollar Denominated Bonds & Notes	-	221	-	221

Money Market Funds	-	20,649	-	20,649

Total Investments	$1,833,150	$3,738,743	$0	$5,571,893

S&P International Developed High Dividend Low Volatility ETF

Investments in Securities
Common Stocks & Other Equity Interests	$5,817,106	$7,320,827	$-	$13,137,933

Total Investments	$5,817,106	$7,320,827	$-	$13,137,933

S&P International Developed Low Volatility ETF

Investments in Securities
Common Stocks & Other Equity Interests	$291,749,307	$516,449,377	$-	$808,198,684

Money Market Funds	-	13,393,117	-	13,393,117

Total Investments	$291,749,307	$529,842,494	$-	$821,591,801

S&P International Developed Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$2,495,874	$-	$-	$2,495,874
Money Market Funds	-	102,778	-	102,778

Total Investments	$2,495,874	$102,778	$-	$2,598,652

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2019, as follows:

	No expiration
	Short-Term	Long-Term	Total*
FTSE International Low Beta Equal Weight ETF	$6,801,019	$5,855,992	$12,657,011

S&P Emerging Markets Low Volatility ETF	49,719,397	25,074,679	74,794,076

S&P Emerging Markets Momentum ETF	880,846	60,134	940,980

S&P International Developed High Dividend Low Volatility ETF	348,037	237,939	585,976

S&P International Developed Low Volatility ETF	37,020,400	23,361,680	60,382,080

S&P International Developed Momentum ETF	1,213,905	412,669	1,626,574

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

51

NOTE 6–Investment Transactions

For the six-month period ended April 30, 2020, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
FTSE International Low Beta Equal Weight ETF	$4,780,093	$7,870,226

S&P Emerging Markets Low Volatility ETF	162,979,546	200,049,016

S&P Emerging Markets Momentum ETF	7,400,501	6,680,064

S&P International Developed High Dividend Low Volatility ETF	3,909,254	3,598,667

S&P International Developed Low Volatility ETF	598,505,271	623,887,876

S&P International Developed Momentum ETF	1,170,109	1,176,616

For the six-month period ended April 30, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Cost of	Value of
	Securities	Securities
	Received	Delivered
FTSE International Low Beta Equal Weight ETF	$-	$28,596,963

S&P Emerging Markets Low Volatility ETF	11,744,566	29,721,536

S&P Emerging Markets Momentum ETF	639,962	-

S&P International Developed High Dividend Low Volatility ETF	6,376,830	4,382,522

S&P International Developed Low Volatility ETF	201,350,889	144,812,362

S&P International Developed Momentum ETF	-	-

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of April 30, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost
FTSE International Low Beta Equal Weight ETF	$540,292	$(3,282,082)	$(2,741,790)	$19,703,525

S&P Emerging Markets Low Volatility ETF	12,530,788	(29,000,507)	(16,469,719)	231,490,870

S&P Emerging Markets Momentum ETF	358,970	(171,366)	187,604	5,384,289

S&P International Developed High Dividend Low Volatility ETF	133,514	(3,269,645)	(3,136,131)	16,274,064

S&P International Developed Low Volatility ETF	24,321,322	(84,807,808)	(60,486,486)	882,078,287

S&P International Developed Momentum ETF	253,620	(57,588)	196,032	2,402,620

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at

52

least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

53

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

In addition to the fees and expenses which the Invesco S&P Emerging Markets Momentum ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2019	April 30, 2020	Six-Month Period	Six-Month Period(1)
Invesco FTSE International Low Beta Equal Weight ETF (IDLB)

Actual	$1,000.00	$860.50	0.45%	$2.08

Hypothetical (5% return before expenses)	1,000.00	1,022.63	0.45	2.26

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

Actual	1,000.00	832.00	0.29	1.32

Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

Invesco S&P Emerging Markets Momentum ETF (EEMO)

Actual	1,000.00	750.40	0.29	1.26

Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

54

Calculating your ongoing Fund expenses–(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2019	April 30, 2020	Six-Month Period	Six-Month Period(1)
Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)

Actual	$1,000.00	$796.70	0.30%	$1.34

Hypothetical (5% return before expenses)	1,000.00	1,023.37	0.30	1.51

Invesco S&P International Developed Low Volatility ETF (IDLV)

Actual	1,000.00	810.40	0.25	1.13

Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26

Invesco S&P International Developed Momentum ETF (IDMO)

Actual	1,000.00	944.60	0.25	1.21

Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2020. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

55

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 14, 2020, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following 71 series (each, a “Fund” and collectively, the “Funds”):

Invesco 1-30 Laddered Treasury ETF

Invesco California AMT-Free Municipal Bond ETF

Invesco CEF Income Composite ETF

Invesco China Technology ETF

Invesco DWA Developed Markets Momentum ETF

Invesco DWA Emerging Markets Momentum ETF

Invesco DWA SmallCap Momentum ETF

Invesco Emerging Markets Sovereign Debt ETF

Invesco FTSE International Low Beta Equal Weight ETF

Invesco FTSE RAFI Developed Markets ex-U.S. ETF

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF

Invesco FTSE RAFI Emerging Markets ETF

Invesco Fundamental High Yield® Corporate Bond ETF

Invesco Fundamental Investment Grade Corporate Bond ETF

Invesco Global Clean Energy ETF

Invesco Global Short Term High Yield Bond ETF

Invesco Global Water ETF

Invesco International BuyBack AchieversTM ETF

Invesco International Corporate Bond ETF

Invesco KBW Bank ETF

Invesco KBW High Dividend Yield Financial ETF

Invesco KBW Premium Yield Equity REIT ETF

Invesco KBW Property & Casualty Insurance ETF

Invesco KBW Regional Banking ETF

Invesco National AMT-Free Municipal Bond ETF

Invesco New York AMT-Free Municipal Bond ETF

Invesco Preferred ETF

Invesco PureBetaSM 0-5 Yr US TIPS ETF

Invesco PureBetaSM FTSE Developed ex-North America ETF

Invesco PureBetaSM FTSE Emerging Markets ETF

Invesco PureBetaSM MSCI USA ETF

Invesco PureBetaSM MSCI USA Small Cap ETF

Invesco PureBetaSM US Aggregate Bond ETF

Invesco Russell 1000 Enhanced Equal Weight ETF

Invesco Russell 1000 Equal Weight ETF

Invesco Russell 1000 Low Beta Equal Weight ETF

Invesco S&P 500® Enhanced Value ETF

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

Invesco S&P 500® High Beta ETF

Invesco S&P 500® High Dividend Low Volatility ETF

Invesco S&P 500® Low Volatility ETF

Invesco S&P 500 Minimum Variance ETF

Invesco S&P 500® Momentum ETF

Invesco S&P 500 Revenue ETF

Invesco S&P Emerging Markets Low Volatility ETF

Invesco S&P Emerging Markets Momentum ETF

Invesco S&P International Developed High Dividend Low Volatility ETF

Invesco S&P International Developed Low Volatility ETF

Invesco S&P International Developed Momentum ETF

Invesco S&P International Developed Quality ETF

Invesco S&P MidCap 400 Revenue ETF

Invesco S&P MidCap Low Volatility ETF

Invesco S&P SmallCap 600 Revenue ETF

Invesco S&P SmallCap Consumer Discretionary ETF

Invesco S&P SmallCap Consumer Staples ETF

Invesco S&P SmallCap Energy ETF

Invesco S&P SmallCap Financials ETF

Invesco S&P SmallCap Health Care ETF

Invesco S&P SmallCap High Dividend Low Volatility ETF

Invesco S&P SmallCap Industrials ETF

Invesco S&P SmallCap Information Technology ETF

Invesco S&P SmallCap Low Volatility ETF

Invesco S&P SmallCap Materials ETF

Invesco S&P SmallCap Quality ETF

Invesco S&P SmallCap Utilities & Communication Services ETF

Invesco S&P Ultra Dividend Revenue ETF

Invesco Senior Loan ETF

Invesco Taxable Municipal Bond ETF

Invesco Treasury Collateral ETF

Invesco Variable Rate Preferred ETF

Invesco VRDO Tax-Free Weekly ETF

Also at the April 14, 2020 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

56

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2019, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds businesses of Guggenheim Capital LLC on April 6, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the five-year and since-inception periods for Invesco Global Short Term High Yield Bond ETF and the one-year and ten-year periods for Invesco VRDO Tax-Free Weekly ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco Global Short Term High Yield Bond ETF’s and Invesco VRDO Tax-Free Weekly ETF’s level of correlation to its underlying index, as well as the Adviser’s expectations for each Fund’s correlation going forward. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

0.04%:	Invesco PureBetaTM MSCI USA ETF

0.05%:	Invesco PureBetaTM US Aggregate Bond ETF

0.06%:	Invesco PureBetaTM MSCI USA Small Cap ETF

0.07%:	Invesco PureBetaTM 0-5 Yr US TIPS ETF, Invesco PureBetaTM FTSE Developed ex-North America ETF

0.08%:	Invesco Treasury Collateral ETF

0.10%:	Invesco S&P 500 Minimum Variance ETF

0.13%:	Invesco S&P 500 Enhanced Value ETF, Invesco S&P 500 Momentum ETF

57

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

0.14%:	Invesco PureBetaTM FTSE Emerging Markets ETF

0.20%:	Invesco Russell 1000 Equal Weight ETF

0.22%:	Invesco Fundamental Investment Grade Corporate Bond ETF

0.25%:

Invesco 1-30 Laddered Treasury ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF, Invesco VRDO Tax-Free Weekly ETF

0.28%:	Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Taxable Municipal Bond ETF

0.29%:

Invesco Russell 1000 Enhanced Equal Weight ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF, Invesco S&P SmallCap Utilities & Communication Services ETF

0.30%:	Invesco S&P 500® High Dividend Low Volatility ETF, Invesco S&P International Developed High Dividend Low Volatility ETF, Invesco S&P SmallCap High Dividend Low Volatility ETF

0.35%:

Invesco Global Short Term High Yield Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF, Invesco Russell 1000 Low Beta Equal Weight ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF

0.39%:	Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF, Invesco S&P Ultra Dividend Revenue ETF

0.45%:	Invesco FTSE International Low Beta Equal Weight ETF, Invesco FTSE RAFI Developed Markets ex-U.S. ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF

0.49%:	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, Invesco FTSE RAFI Emerging Markets ETF

0.50%:

Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF, Invesco Variable Rate Preferred ETF

0.55%:	Invesco International BuyBack AchieversTM ETF

0.60%:	Invesco DWA SmallCap Momentum ETF

0.65%:	Invesco Senior Loan ETF

0.70%:	Invesco China Technology ETF

0.75%:	Invesco Global Clean Energy ETF, Invesco Global Water ETF

0.80%:	Invesco DWA Developed Markets Momentum ETF

0.90%:	Invesco DWA Emerging Markets Momentum ETF

The Trustees considered that, effective May 1, 2020, the Adviser had agreed to reduce the unitary advisory fee for Invesco S&P Emerging Markets Low Volatility ETF and Invesco S&P Emerging Markets Momentum ETF from 0.45% to 0.29% of average daily net assets, and to reduce the unitary advisory fee for Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF from 0.35% to 0.25% of average daily net assets.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median

58

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.

		Equal to/Lower	Lower
	Equal to/Lower	than Open-End	than Open-End
	than ETF Peer	Index Fund	Active Fund
Invesco Fund	Median	Peer Median*	Peer Median
Invesco 1-30 Laddered Treasury ETF			X

Invesco California AMT-Free Municipal Bond ETF		N/A	X

Invesco CEF Income Composite ETF	X	N/A	X

Invesco China Technology ETF		N/A	X

Invesco DWA Developed Markets Momentum ETF			X

Invesco DWA Emerging Markets Momentum ETF			X

Invesco DWA SmallCap Momentum ETF			X

Invesco Emerging Markets Sovereign Debt ETF			X

Invesco FTSE International Low Beta Equal Weight ETF	X	X	X

Invesco FTSE RAFI Developed Markets ex-U.S. ETF		X	X

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	X	X	X

Invesco FTSE RAFI Emerging Markets ETF	X		X

Invesco Fundamental High Yield® Corporate Bond ETF		X	X

Invesco Fundamental Investment Grade Corporate Bond ETF			X

Invesco Global Clean Energy ETF		N/A	X

Invesco Global Short Term High Yield Bond ETF	X	N/A	X

Invesco Global Water ETF		N/A	X

Invesco International BuyBack AchieversTM ETF	X	X	X

Invesco International Corporate Bond ETF			X

Invesco KBW Bank ETF	X		X

Invesco KBW High Dividend Yield Financial ETF	X		X

Invesco KBW Premium Yield Equity REIT ETF	X		X

Invesco KBW Property & Casualty Insurance ETF	X		X

Invesco KBW Regional Banking ETF	X		X

Invesco National AMT-Free Municipal Bond ETF			X

Invesco New York AMT-Free Municipal Bond ETF		N/A	X

Invesco Preferred ETF		N/A	X

Invesco PureBetaTM 0-5 Yr US TIPS ETF			X

Invesco PureBetaTM FTSE Developed ex-North America ETF			X

Invesco PureBetaTM FTSE Emerging Markets ETF	X		X

Invesco PureBetaTM MSCI USA ETF	X	X	X

Invesco PureBetaTM MSCI USA Small Cap ETF	X	X	X

Invesco PureBetaTM US Aggregate Bond ETF	X	X	X

Invesco Russell 1000 Enhanced Equal Weight ETF	X	X	X

Invesco Russell 1000 Equal Weight ETF	X	X	X

Invesco Russell 1000 Low Beta Equal Weight ETF		X	X

Invesco S&P 500 Enhanced Value ETF	X	X	X

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X	X	X

59

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

		Equal to/Lower	Lower
	Equal to/Lower	than Open-End	than Open-End
	than ETF Peer	Index Fund	Active Fund
Invesco Fund	Median	Peer Median*	Peer Median
Invesco S&P 500 High Beta ETF	X	X	X

Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X

Invesco S&P 500® Low Volatility ETF	X		X

Invesco S&P 500 Minimum Variance ETF	X	X	X

Invesco S&P 500 Momentum ETF		X	X

Invesco S&P 500 Revenue ETF		X	X

Invesco S&P Emerging Markets Low Volatility ETF	X	X	X

Invesco S&P Emerging Markets Momentum ETF	X		X

Invesco S&P International Developed High Dividend Low Volatility ETF	X		X

Invesco S&P International Developed Low Volatility ETF	X		X

Invesco S&P International Developed Momentum ETF			X

Invesco S&P International Developed Quality ETF	X		X

Invesco S&P MidCap 400 Revenue ETF			X

Invesco S&P MidCap Low Volatility ETF			X

Invesco S&P SmallCap 600 Revenue ETF		X	X

Invesco S&P SmallCap Consumer Discretionary ETF	X		X

Invesco S&P SmallCap Consumer Staples ETF	X		X

Invesco S&P SmallCap Energy ETF	X		X

Invesco S&P SmallCap Financials ETF	X		X

Invesco S&P SmallCap Health Care ETF	X		X

Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X

Invesco S&P SmallCap Industrials ETF	X		X

Invesco S&P SmallCap Information Technology ETF	X	X	X

Invesco S&P SmallCap Low Volatility ETF	X	X	X

Invesco S&P SmallCap Materials ETF	X		X

Invesco S&P SmallCap Quality ETF	X		X

Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X

Invesco S&P Ultra Dividend Revenue ETF		X	X

Invesco Senior Loan ETF		X	X

Invesco Taxable Municipal Bond ETF		N/A	X

Invesco Treasury Collateral ETF	X		X

Invesco Variable Rate Preferred ETF		X	X

Invesco VRDO Tax-Free Weekly ETF		N/A	X

*

The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco 1-30 Laddered Treasury ETF, Invesco California AMT-Free Municipal Bond ETF, Invesco DWA Developed Markets Momentum ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Global Clean Energy ETF, Invesco Global Water ETF, Invesco International Corporate Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Senior Loan ETF and Invesco VRDO Tax-Free Weekly ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

60

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees and advisory fees for money market cash management vehicles. The Board concluded that the advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF at a meeting held on April 14, 2020. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Treasury Collateral ETF’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

61

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 12, 2020 Board meeting, and Invesco Advisers, Inc., in connection with the April 14, 2020 meeting, and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rates for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF were reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees on the excess cash invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ and other Invesco ETFs’ excess cash invested in the money market funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and that the Sub-Advisers do not have any soft-dollar arrangements with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. No single factor was determinative in the Board’s analysis.

62

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-12	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders April 30, 2020
CQQQ	Invesco China Technology ETF
PIZ	Invesco DWA Developed Markets Momentum ETF
PIE	Invesco DWA Emerging Markets Momentum ETF

PXF	Invesco FTSE RAFI Developed Markets ex-U.S. ETF

PDN	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF

PXH	Invesco FTSE RAFI Emerging Markets ETF

PBD	Invesco Global Clean Energy ETF

PIO	Invesco Global Water ETF

IPKW	Invesco International BuyBack AchieversTM ETF

CUT	Invesco MSCI Global Timber ETF

CGW	Invesco S&P Global Water Index ETF

IDHQ	Invesco S&P International Developed Quality ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Liquidity Risk Management Program

The Securities and Exchange Commission (“SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 12, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

•	Each Fund’s investment strategy remained appropriate for an open-end fund;

•	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

•	The Funds did not breach the 15% limit on Illiquid Investments; and

•	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco China Technology ETF (CQQQ)

April 30, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Capital Markets-0.65%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	265,000	$4,397,113

Diversified Financial Services-0.00%
Zhengqi Financial Holding Corp., Rts., TBA (China)(b)(c)	122,862	0

Electrical Equipment-0.48%
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	491,618	1,326,570
Sieyuan Electric Co. Ltd., A Shares (China)	374,620	1,044,630
Suzhou Anjie Technology Co. Ltd., A Shares (China)	339,700	917,785

		3,288,985

Electronic Equipment, Instruments & Components-17.03%
All Winner Technology Co. Ltd., A Shares (China)	139,623	563,250
Avary Holding Shenzhen Co. Ltd., A Shares (China)	406,756	2,397,690
BOE Technology Group Co. Ltd., A Shares (China)	16,688,674	8,858,193
BOE Technology Group Co. Ltd., B Shares (China)	6,590,739	2,313,772
Chaozhou Three-Circle Group Co. Ltd., A Shares (China)	859,090	2,525,114
Guangdong Ellington Electronics Technology Co. Ltd., A Shares (China)	333,700	481,260
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	115,100	1,236,801
Hangzhou Century Co. Ltd., A Shares (China)	423,460	719,689
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (China)	4,607,305	20,863,728
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	810,000	1,175,213
Leyard Optoelectronic Co. Ltd., A Shares (China)	1,253,200	975,914
Lingyi iTech Guangdong Co., A Shares (China)(b)	3,363,700	4,404,906
NAURA Technology Group Co. Ltd., A Shares (China)	241,757	5,190,380
OFILM Group Co. Ltd., A Shares (China)(b)	1,336,973	2,826,543
Shengyi Technology Co. Ltd., A Shares (China)	1,121,798	5,138,216
Shennan Circuits Co. Ltd., A Shares (China)	60,360	1,987,250
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)	448,400	1,233,776
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	124,743	886,001
Sunny Optical Technology Group Co. Ltd. (China)	2,593,473	35,936,110
Tianma Microelectronics Co. Ltd., A Shares (China)	1,009,400	2,021,698
Tunghsu Optoelectronic Technology Co. Ltd., A Shares (China)	2,700,900	1,060,385
Unisplendour Corp. Ltd., A Shares (China)	467,456	2,704,716
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	404,400	1,019,579

	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Westone Information Industry, Inc., A Shares (China)	413,200	$1,317,383
Wuhan Guide Infrared Co. Ltd., A Shares (China)	461,523	2,676,036
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	850,100	3,178,979
Xiamen Meiya Pico Information Co. Ltd., A Shares (China)	396,280	1,195,998
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	595,670	1,237,696

		116,126,276

Entertainment-8.76%
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)(b)	342,200	925,000
NetEase, Inc., ADR (China)	144,188	49,739,093
Tencent Music Entertainment Group, ADR (China)(b)	796,784	9,091,305

		59,755,398

Health Care Technology-0.43%
Winning Health Technology Group Co. Ltd., A Shares (China)	808,738	2,905,300

Interactive Media & Services-36.82%
58.com, Inc., ADR (China)(b)	517,016	26,858,981
Autohome, Inc., ADR (China)	346,810	28,490,442
Baidu, Inc., ADR (China)(b)	525,626	53,051,432
JOYY, Inc., ADR (China)(b)	374,380	22,822,205
Momo, Inc., ADR (China)	719,855	17,334,108
SINA Corp. (China)(b)	422,730	14,275,592
Tencent Holdings Ltd. (China)	1,403,328	74,452,347
Weibo Corp., ADR (China)(b)(d)	366,267	13,746,001

		251,031,108

Internet & Direct Marketing Retail-10.14%
Hangzhou Lianluo Interactive Information Technology Co. Ltd., A Shares (China)(b)	1,073,100	314,987
Meituan Dianping, B Shares (China)(b)	5,179,586	68,806,483

		69,121,470

IT Services-6.36%
Beijing Lanxum Technology Co. Ltd., A Shares (China)(b)	428,000	1,016,757
Beijing Ultrapower Software Co. Ltd., A Shares (China)(b)	966,500	710,520
China TransInfo Technology Co. Ltd., A Shares (China)	470,971	1,530,610
DHC Software Co. Ltd., A Shares (China)	1,535,500	2,949,677
GDS Holdings Ltd., ADR (China)(b)	376,356	21,572,726
Taiji Computer Corp. Ltd., A Shares (China)	204,000	1,113,616
TravelSky Technology Ltd., H Shares (China)	6,565,430	11,389,794
Wangsu Science & Technology Co. Ltd., A Shares (China)	1,198,945	1,361,012
Wonders Information Co. Ltd., A Shares (China)	561,700	1,689,431

		43,334,143

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco China Technology ETF (CQQQ)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Machinery-0.29%
Han’s Laser Technology Industry Group Co. Ltd., A Shares (China)	469,500	$2,009,108

Media-1.71%
China Literature Ltd. (China)(b)(e)	1,523,205	6,761,668
Focus Media Information Technology Co. Ltd., A Shares (China)	7,233,860	4,870,463

		11,632,131

Metals & Mining-0.12%
Shenghe Resources Holding Co. Ltd., A Shares (China)	865,109	827,071

Pharmaceuticals-0.00%
Anxin-China Holdings Ltd. (China)(b)(c)	2,144,054	0

Real Estate Management & Development-0.12%
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	478,620	842,160

Semiconductors & Semiconductor Equipment-4.64%
Gigadevice Semiconductor Beijing, Inc., A Shares (China)	157,988	6,196,284
LONGi Green Energy Technology Co. Ltd., A Shares (China)	1,858,932	8,084,467
Sanan Optoelectronics Co. Ltd., A Shares (China)	2,010,015	6,229,256
SG Micro Corp., A Shares (China)	51,100	2,285,555
Shenzhen Goodix Technology Co. Ltd., A Shares (China)	88,500	2,949,798
Tianjin Zhonghuan Semiconductor Co. Ltd., A Shares (China)	1,372,625	3,283,919
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)	299,100	2,600,146

		31,629,425

Software-10.10%
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares (China)	520,800	1,098,039
Beijing Shiji Information Technology Co. Ltd., A Shares (China)	525,803	2,276,811
Bluedon Information Security Technology Co. Ltd., A Shares (China)	616,200	338,518
China National Software & Service Co. Ltd., A Shares (China)	243,700	2,844,996
Glodon Co. Ltd., A Shares (China)	555,125	4,061,564
Hundsun Technologies, Inc., A Shares (China)	395,867	5,735,713
Iflytek Co. Ltd., A Shares (China)	1,084,400	5,096,032
Kingdee International Software Group Co. Ltd. (China)(d)	15,571,837	22,324,460
Link Motion, Inc., ADR (China)(b)(c)	367,331	0
National Agricultural Holdings Ltd., ADR (Hong Kong)(b)(c)	534,446	0
Newland Digital Technology Co. Ltd., A Shares (China)	514,600	1,186,681
NSFOCUS Technologies Group Co. Ltd., A Shares (China)	366,000	1,080,973

	Shares	Value
Software-(continued)
Sangfor Technologies, Inc., A Shares (China)	71,500	$1,935,308
Shanghai 2345 Network Holding Group Co. Ltd., A Shares (China)	1,653,100	688,198
Shanghai Baosight Software Co. Ltd., A Shares (China)	254,993	1,825,809
Shanghai Baosight Software Co. Ltd., B Shares (China)	2,094,110	4,695,868
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)	348,200	683,327
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)(b)	420,600	1,000,722
Thunder Software Technology Co. Ltd., A Shares (China)	177,400	1,552,493
Venustech Group, Inc., A Shares (China)	441,935	2,527,486
Yonyou Network Technology Co. Ltd., A Shares (China)	1,225,603	7,909,287

		68,862,285

Technology Hardware, Storage & Peripherals-2.29%
China Greatwall Technology Group Co. Ltd., A Shares (China)	1,447,046	2,416,313
Dawning Information Industry Co. Ltd., A Shares (China)	396,100	2,702,984
Inspur Electronic Information Industry Co. Ltd., A Shares (China)	711,558	4,166,353
Legend Holdings Corp., H Shares (China)(d)(e)	3,632,532	4,231,641
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	725,117	2,076,383

		15,593,674

Total Common Stocks & Other Equity Interests (Cost $648,843,437)		681,355,647

Money Market Funds-0.11%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.21%(f)(g) (Cost $768,360)	768,360	768,360

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $649,611,797)		682,124,007

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.34%
Invesco Private Government Fund, 0.01%(f)(h)(i) (Cost $9,145,803)	9,145,803	9,145,803

TOTAL INVESTMENTS IN SECURITIES-101.39% (Cost $658,757,600)		691,269,810
OTHER ASSETS LESS LIABILITIES-(1.39)%		(9,491,421)

NET ASSETS-100.00%		$681,778,389

Investment Abbreviations:

ADR-American Depositary Receipt

Rts. -Rights

TBA -To Be Announced

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco China Technology ETF (CQQQ)–(continued)

April 30, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(d)	All or a portion of this security was out on loan at April 30, 2020.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $10,993,309, which represented 1.61% of the Fund’s Net Assets.

(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value	Dividend
	October 31, 2019	at Cost	from Sales	(Depreciation)	(Loss)	April 30, 2020	Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$6,470,532	$(5,702,172)	$-	$-	$768,360	$547
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	20,515,711	78,632,399	(99,148,110)	-	-	-	89,943
Invesco Liquid Assets Portfolio, Institutional Class*	6,838,570	18,843,773	(25,681,509)	(395)	(439)	-	33,931
Invesco Private Government Fund	-	17,734,237	(8,588,434)	-	-	9,145,803	5

Total	$27,354,281	$121,680,941	$(139,120,225)	$(395)	$(439)	$9,914,163	$124,426

*	At April 30, 2020, this security was no longer held.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.
(h)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following country:

China	99.94%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco China Technology ETF (CQQQ)–(continued)

April 30, 2020

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of April 30, 2020

Interactive Media & Services	36.82
Electronic Equipment, Instruments & Components	17.03
Internet & Direct Marketing Retail	10.14
Software	10.10
Entertainment	8.76
IT Services	6.36
Semiconductors & Semiconductor Equipment	4.64
Industry Types Each Less Than 3%	6.09
Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco DWA Developed Markets Momentum ETF (PIZ)

April 30, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Australia-3.57%
CSL Ltd.	17,746	$3,595,169
Evolution Mining Ltd.	346,272	1,158,459

		4,753,628

Belgium-2.85%
Ackermans & van Haaren N.V.	4,928	652,574
Sofina S.A.	3,591	845,643
Warehouses De Pauw C.V.A.	83,811	2,294,954

		3,793,171

Canada-13.09%
Alimentation Couche-Tard, Inc., Class B	55,884	1,562,716
Canadian National Railway Co.	28,697	2,378,280
Canadian Pacific Railway Ltd.	3,163	720,434
Constellation Software, Inc.	3,943	3,799,866
Dollarama, Inc.	28,165	885,333
Metro, Inc.	18,107	746,598
Open Text Corp.	26,595	1,007,162
Royal Bank of Canada	14,120	870,511
Shopify, Inc., Class A(a)	6,029	3,831,873
Toromont Industries Ltd.	34,754	1,636,424

		17,439,197

Denmark-4.95%
Chr. Hansen Holding A/S	8,746	753,548
Coloplast A/S, Class B	9,239	1,461,006
GN Store Nord A/S	37,578	1,717,609
Novo Nordisk A/S, Class B	24,958	1,591,516
Novozymes A/S, Class B	22,017	1,078,439

		6,602,118

Finland-4.08%
Elisa OYJ	24,835	1,508,066
Kone OYJ, Class B	64,816	3,927,331

		5,435,397

France-6.87%
Air Liquide S.A.(b)	5,149	654,769
Dassault Systemes SE	5,045	737,969
Hermes International	3,772	2,758,996
Kering S.A.	1,904	959,725
LVMH Moet Hennessy Louis Vuitton SE	1,816	701,046
Pernod Ricard S.A.	7,376	1,123,779
Rubis S.C.A.	25,720	1,153,889
Teleperformance	4,740	1,061,707

		9,151,880

Germany-1.10%
Carl Zeiss Meditec AG, BR	7,140	703,448
Symrise AG	7,543	762,734

		1,466,182

Hong Kong-3.94%
Link REIT	99,624	894,417
Techtronic Industries Co. Ltd.	126,847	966,199
Vitasoy International Holdings Ltd.(b)	942,216	3,390,949

		5,251,565

Ireland-2.04%
Kerry Group PLC, Class A	6,578	754,351

	Shares	Value
Ireland-(continued)
Kingspan Group PLC	23,049	$1,173,919
Smurfit Kappa Group PLC	25,402	796,289

		2,724,559

Israel-1.55%
Nice Ltd.(a)	12,339	2,062,958

Italy-0.54%
Snam S.p.A.	160,592	719,064

Japan-16.04%
Asahi Intecc Co. Ltd.	107,306	2,872,933
Chugai Pharmaceutical Co. Ltd.	5,492	657,900
Daifuku Co. Ltd.	12,380	871,758
Daiichi Sankyo Co. Ltd.	10,424	719,596
Daikin Industries Ltd.	5,216	683,126
Hoya Corp.	7,916	730,343
Keyence Corp.	2,637	956,062
Kobayashi Pharmaceutical Co. Ltd.	6,520	606,058
Lion Corp.	30,444	640,851
M3, Inc.	87,172	3,171,077
Matsumotokiyoshi Holdings Co. Ltd.	16,760	581,471
MINEBEA MITSUMI, Inc.	47,699	791,303
MISUMI Group, Inc.	32,960	797,069
Nexon Co. Ltd.	62,379	1,017,337
Nomura Research Institute Ltd.	28,956	713,238
Obic Co. Ltd.	6,145	932,079
Oriental Land Co. Ltd.	9,128	1,167,729
PeptiDream, Inc.(a)	18,900	715,809
Shimadzu Corp.	24,208	607,832
SMC Corp.	1,580	723,991
Sohgo Security Services Co. Ltd.	13,500	652,686
Sony Corp.	11,920	772,707

		21,382,955

Luxembourg-0.92%
Eurofins Scientific SE	2,229	1,232,919

Netherlands-4.40%
argenx SE(a)	14,728	2,218,092
ASML Holding N.V.	7,605	2,254,448
Koninklijke Ahold Delhaize N.V.	28,931	702,209
Wolters Kluwer N.V.	9,372	688,997

		5,863,746

New Zealand-3.52%
a2 Milk Co. Ltd.(a)	305,971	3,705,532
Fisher & Paykel Healthcare Corp. Ltd.	58,165	982,887

		4,688,419

Singapore-1.32%
Singapore Exchange Ltd.	256,932	1,761,308

Spain-0.51%
Grifols S.A.(b)	19,932	678,087

Sweden-4.42%
Assa Abloy AB, Class B(b)	36,950	666,010
Hexagon AB, Class B(a)(b)	22,033	1,098,808
Investor AB, Class B	16,473	828,440
Nibe Industrier AB, Class B	74,289	1,390,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco DWA Developed Markets Momentum ETF (PIZ)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Sweden-(continued)
Svenska Cellulosa AB S.C.A., Class B(a)	75,782	$816,616
Tele2 AB, Class B	84,641	1,097,095

		5,897,720

Switzerland-16.14%
Barry Callebaut AG	803	1,574,135
EMS-Chemie Holding AG	1,449	939,076
Geberit AG	4,747	2,130,162
Givaudan S.A.	384	1,286,300
Kuehne + Nagel International AG	19,195	2,745,552
Logitech International S.A	18,137	874,011
Lonza Group AG	2,669	1,165,328
Nestle S.A.	7,265	767,035
Novartis AG	29,425	2,507,901
Partners Group Holding AG	1,651	1,299,725
Schindler Holding AG, PC	7,737	1,719,511
SGS S.A.	709	1,605,103
Sika AG	6,534	1,081,158
Sonova Holding AG	6,643	1,199,684
Swiss Prime Site AG	6,431	611,017

		21,505,698

United Kingdom-7.38%
Croda International PLC	42,242	2,601,226
Experian PLC	26,714	800,610
Halma PLC	38,990	1,027,863

	Shares	Value
United Kingdom-(continued)
Intertek Group PLC	12,864	$770,736
Rentokil Initial PLC	138,847	830,664
Spirax-Sarco Engineering PLC	28,498	3,137,364
Unilever N.V.	13,310	664,486

		9,832,949

United States-0.60%
Waste Connections, Inc.	9,212	794,290

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $119,349,562)		133,037,810

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.94%
Invesco Private Government Fund, 0.01%(c)(d)(e) (Cost $3,914,536)	3,914,536	3,914,536

TOTAL INVESTMENTS IN SECURITIES-102.77% (Cost $123,264,098)		136,952,346
OTHER ASSETS LESS LIABILITIES-(2.77)%		(3,685,863)

NET ASSETS-100.00%		$133,266,483

Investment Abbreviations:

BR-Bearer Shares

PC-Participation Certificate

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2020.
(c)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government
Money Portfolio, Institutional Class*	$-	$1,798,070	$(1,798,070)	$-	$-	$-	$285
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency
Portfolio, Institutional Class*	5,208,612	30,794,022	(36,002,634)	-	-	-	33,202
Invesco Liquid Assets Portfolio,
Institutional Class*	1,736,204	7,292,953	(9,028,475)	(74)	(608)	-	12,834
Invesco Private Government Fund	-	7,907,892	(3,993,356)	-	-	3,914,536	2

Total	$6,944,816	$47,792,937	$(50,822,535)	$(74)	$(608)	$3,914,536	$46,323

* At April 30, 2020, this security was no longer held.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco DWA Developed Markets Momentum ETF (PIZ)–(continued)

April 30, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2020

Industrials	25.27
Health Care	20.95
Information Technology	14.95
Consumer Staples	12.61
Materials	8.94
Consumer Discretionary	5.44
Financials	4.70
Sector Types Each Less Than 3%	6.97
Money Market Funds Plus Other Assets Less Liabilities	0.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco DWA Emerging Markets Momentum ETF (PIE)

April 30, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-100.17%
Brazil-1.86%
Alpargatas S.A., Preference Shares	122,200	$618,303
B2W Cia Digital(a)	77,400	1,047,337
WEG S.A.	76,300	562,951

		2,228,591

China-44.11%
51job, Inc., ADR(a)	11,088	664,615
Agile Group Holdings Ltd.	645,647	714,445
Alibaba Group Holding Ltd., ADR(a)	3,167	641,856
Alibaba Health Information Technology Ltd.(a)	668,418	1,605,554
Anhui Conch Cement Co. Ltd., H Shares	104,213	806,883
ANTA Sports Products Ltd.	385,360	3,292,619
BYD Electronic International Co. Ltd.	439,954	1,011,321
China Aoyuan Group Ltd.	522,349	597,727
China Conch Venture Holdings Ltd.	149,381	707,266
China Jinmao Holdings Group Ltd.	1,331,995	923,044
China Mengniu Dairy Co. Ltd.(a)	158,182	556,979
China Merchants Bank Co. Ltd., H Shares	172,350	821,083
China National Building Material Co. Ltd., H Shares	560,514	700,043
China Overseas Grand Oceans Group Ltd.	1,023,951	636,548
China Resources Beer Holdings Co. Ltd.	307,270	1,455,554
China Resources Cement Holdings Ltd.	1,001,726	1,336,684
China Resources Gas Group Ltd.	105,412	590,422
China SCE Group Holdings Ltd.	1,776,313	774,653
China Vanke Co. Ltd., H Shares	181,264	590,788
Country Garden Services Holdings Co. Ltd.	234,054	1,080,345
ENN Energy Holdings Ltd.	60,214	669,303
Fu Shou Yuan International Group Ltd.	633,612	572,489
Greentown Service Group Co. Ltd.(b)	836,660	1,094,919
Huazhu Group Ltd., ADR	52,301	1,883,359
Kingdee International Software Group Co. Ltd.	774,850	1,110,859
Kingsoft Corp. Ltd.(a)	193,324	658,919
KWG Group Holdings Ltd.	457,846	662,167
Longfor Group Holdings Ltd.(b)	280,840	1,391,860
Meituan Dianping, B Shares(a)	49,761	661,033
MicroPort Scientific Corp.	405,132	877,506
New Oriental Education & Technology Group, Inc., ADR(a)	19,411	2,478,008
Ping An Insurance (Group) Co. of China Ltd., H Shares	80,903	820,352
Semiconductor Manufacturing International Corp.(a)	345,006	655,255
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	488,416	736,837
Shenzhen Expressway Co. Ltd., H Shares	860,653	976,762
Shenzhen International Holdings Ltd.	552,456	1,060,983
Sinotruk Hong Kong Ltd.	671,935	1,345,861
TAL Education Group, ADR(a)	56,936	3,085,362
Tencent Holdings Ltd.	62,160	3,297,845
Times China Holdings Ltd.	972,769	1,588,058
Vipshop Holdings Ltd., ADR(a)	53,294	848,973
Weichai Power Co. Ltd., H Shares	449,252	770,356
Wuxi Biologics Cayman, Inc.(a)(b)	77,935	1,208,645
Xinyi Solar Holdings Ltd.	1,069,293	682,365

	Shares	Value
China-(continued)
Yihai International Holding Ltd.	431,018	$3,430,139
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	823,772	660,528

		52,737,172

Malaysia-6.85%
Fraser & Neave Holdings Bhd	91,900	678,350
Hartalega Holdings Bhd	1,938,100	3,425,479
QL Resources Bhd	993,100	1,859,347
Sunway Bhd	6,114,765	2,221,214

		8,184,390

Mexico-0.51%
Grupo Elektra S.A.B. de C.V.(c)	10,451	607,953

Philippines-1.31%
SM Investments Corp.	96,474	1,571,535

South Africa-4.85%
AngloGold Ashanti Ltd.	36,505	904,843
Clicks Group Ltd.	162,364	2,039,695
Naspers Ltd., Class N	18,076	2,853,242

		5,797,780

Taiwan-37.09%
Accton Technology Corp.	503,000	3,605,343
Airtac International Group	50,000	959,568
Asia Cement Corp.	419,000	610,000
Chang Hwa Commercial Bank Ltd.	956,000	623,314
Cheng Loong Corp.	1,249,000	880,589
Chong Hong Construction Co. Ltd.	261,000	714,269
Chunghwa Telecom Co. Ltd.	200,000	734,166
CTBC Financial Holding Co. Ltd.	1,000,000	662,424
E.Sun Financial Holding Co. Ltd.	1,712,553	1,541,804
Far EasTone Telecommunications Co. Ltd.(a)	280,000	621,013
First Financial Holding Co. Ltd.	897,000	654,355
Getac Technology Corp.	799,000	1,190,264
Great Wall Enterprise Co. Ltd.	545,700	751,755
Hua Nan Financial Holdings Co. Ltd.	900,000	579,692
IBF Financial Holdings Co. Ltd.	1,622,000	597,276
ITEQ Corp.	424,000	2,032,054
King Yuan Electronics Co. Ltd.	516,000	619,207
Kings Town Bank Co. Ltd.	1,238,000	1,305,697
Largan Precision Co. Ltd.	15,000	2,049,127
Lien Hwa Industrial Holdings Corp.	1,147,477	1,641,210
Lite-On Technology Corp.	492,000	763,194
Mega Financial Holding Co. Ltd.	728,000	728,592
Micro-Star International Co. Ltd.	781,000	2,403,722
President Chain Store Corp.	141,000	1,454,783
Realtek Semiconductor Corp.	136,000	1,151,992
Sinbon Electronics Co. Ltd.	727,000	3,508,082
SinoPac Financial Holdings Co. Ltd.	1,528,000	616,912
Sunny Friend Environmental Technology Co. Ltd.	210,000	1,811,492
TA Chen Stainless Pipe	713,000	630,969
Taishin Financial Holding Co. Ltd.	1,466,000	618,677
Taiwan Cement Corp.	519,000	741,968
Taiwan Mobile Co. Ltd.(a)	163,000	586,082
Taiwan Semiconductor Manufacturing Co. Ltd.	214,680	2,157,420
Uni-President Enterprises Corp.	728,000	1,683,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco DWA Emerging Markets Momentum ETF (PIE)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Taiwan-(continued)
Voltronic Power Technology Corp.	85,600	$2,031,474
WT Microelectronics Co. Ltd.	842,000	1,075,662

		44,338,043

Thailand-2.64%
B. Grimm Power PCL, NVDR	552,154	756,770
Carabao Group PCL, NVDR	291,508	700,184
Gulf Energy Development PCL, NVDR	867,125	1,030,629
Ratch Group PCL, NVDR	331,881	672,150

		3,159,733

Turkey-0.42%
BIM Birlesik Magazalar A.S.	64,012	506,912

United States-0.53%
JBS S.A.	142,400	627,125

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $105,705,971)		119,759,234

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.43%

Invesco Private Government Fund, 0.01%(d)(e)(f) (Cost $511,084)	511,084	$511,084

TOTAL INVESTMENTS IN SECURITIES-100.60% (Cost $106,217,055)		120,270,318
OTHER ASSETS LESS LIABILITIES-(0.60)%		(720,691)

NET ASSETS-100.00%		$119,549,627

Investment Abbreviations:

ADR-American Depositary Receipt

NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $3,695,424, which represented 3.09% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2020.
(d)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$-	$7,709,887	$(7,709,887)	$-	$-	$-	$835
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	107,086	2,610,330	(2,717,416)	-	-	-	938
Invesco Liquid Assets Portfolio, Institutional Class*	36,052	683,525	(719,634)	(1)	58	-	350
Invesco Private Government Fund	-	1,013,770	(502,686)	-	-	511,084	-

Total	$143,138	$12,017,512	$(11,649,623)	$(1)	$58	$511,084	$2,123

* At April 30, 2020, this security was no longer held.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco DWA Emerging Markets Momentum ETF (PIE)–(continued)

April 30, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2020

Information Technology	20.64
Consumer Discretionary	15.03
Consumer Staples	14.55
Industrials	12.80
Real Estate	9.04
Financials	8.52
Health Care	6.57
Materials	5.54
Communication Services	4.38
Utilities	3.10
Money Market Funds Plus Other Assets Less Liabilities	(0.17)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

April 30, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.51%
Australia-5.56%
AGL Energy Ltd.	68,581	$761,504
AMP Ltd.(a)	432,720	405,122
APA Group	79,997	571,924
Aristocrat Leisure Ltd.	12,924	215,680
ASX Ltd.	6,413	342,395
Aurizon Holdings Ltd.	194,320	596,668
Australia & New Zealand Banking Group Ltd.	224,871	2,488,070
Bank of Queensland Ltd.(b)	77,633	264,805
Bendigo & Adelaide Bank Ltd.	59,978	256,810
BHP Group Ltd.	304,967	6,459,063
BHP Group PLC	196,917	3,318,872
BlueScope Steel Ltd.	67,664	454,071
Boral Ltd.	148,641	293,892
Brambles Ltd.	96,554	700,410
Caltex Australia Ltd.	37,740	615,733
Challenger Ltd.	45,795	148,711
CIMIC Group Ltd.	13,862	223,619
Coca-Cola Amatil Ltd.	41,983	238,581
Coles Group Ltd.	106,270	1,079,108
Commonwealth Bank of Australia	104,943	4,307,191
Computershare Ltd.	26,967	215,041
Crown Resorts Ltd.	47,854	309,854
CSL Ltd.	5,713	1,157,399
Dexus	61,808	370,666
Downer EDI Ltd.	63,186	172,504
Fortescue Metals Group Ltd.	124,657	976,091
Goodman Group	57,835	497,919
GPT Group (The)	117,578	325,618
GPT Group (The)(a)(c)	231,466	0
Incitec Pivot Ltd.	209,880	328,406
Insurance Australia Group Ltd.	231,092	874,490
JB Hi-Fi Ltd.(b)	9,787	225,289
Lendlease Group	54,084	437,653
Macquarie Group Ltd.	22,491	1,511,654
Medibank Pvt Ltd.	250,878	443,474
Metcash Ltd.	202,012	329,321
Mirvac Group	298,987	438,473
National Australia Bank Ltd.	232,304	2,579,437
Newcrest Mining Ltd.	29,421	530,473
Oil Search Ltd.	111,258	222,164
Orica Ltd.	31,904	374,305
Origin Energy Ltd.	185,407	674,906
Orora Ltd.	128,844	216,790
Qantas Airways Ltd.	77,260	195,247
QBE Insurance Group Ltd.	121,438	671,821
Ramsay Health Care Ltd.	8,142	333,747
Rio Tinto Ltd.	38,902	2,228,805
Rio Tinto PLC	123,136	5,722,679
Santos Ltd.	86,778	280,659
Scentre Group	568,269	866,867
Sonic Healthcare Ltd.	27,359	487,026
South32 Ltd.	545,518	708,944
Star Entertainment Group Ltd. (The)	101,528	201,405
Stockland	233,917	441,059
SunCorp Group Ltd.	124,167	747,075
TabCorp Holdings Ltd.	180,558	380,640

	Shares	Value
Australia-(continued)
Telstra Corp. Ltd.	706,210	$1,410,185
Transurban Group	78,135	705,939
Treasury Wine Estates Ltd.	38,234	254,073
Vicinity Centres	351,562	342,950
Wesfarmers Ltd.	72,579	1,790,934
Westpac Banking Corp.	276,335	2,945,321
Woodside Petroleum Ltd.	105,548	1,551,346
Woolworths Group Ltd.	84,298	1,973,039

		61,193,917

Austria-0.29%
ANDRITZ AG.	9,972	327,670
BAWAG Group AG(d)	6,688	227,233
Erste Group Bank AG	33,447	726,279
OMV AG	23,932	783,760
Raiffeisen Bank International AG	20,856	359,329
voestalpine AG	27,894	577,286
Wienerberger AG	9,607	179,409

		3,180,966

Belgium-0.73%
Ageas	27,388	985,437
Anheuser-Busch InBev S.A./N.V.	66,820	3,065,111
Colruyt S.A.	5,547	331,851
KBC Group N.V.	25,142	1,357,074
Proximus SADP	19,685	419,792
Solvay S.A., Class A	9,926	774,517
UCB S.A.	5,533	506,277
Umicore S.A.	13,444	580,321

		8,020,380

Brazil-0.02%
Yamana Gold, Inc.	52,185	246,469

Canada-7.30%
Agnico Eagle Mines Ltd.	8,215	481,030
Air Canada(a)	16,017	233,402
Algonquin Power & Utilities Corp.	20,377	283,146
Alimentation Couche-Tard, Inc., Class B	50,272	1,405,785
AltaGas Ltd.	29,407	352,304
ARC Resources Ltd.(b)	90,471	382,350
Atco Ltd., Class I	8,855	249,211
Bank of Montreal(b)	61,518	3,134,475
Bank of Nova Scotia (The)	123,309	4,953,844
Barrick Gold Corp.	47,095	1,214,885
BCE, Inc.	26,388	1,069,427
Bombardier, Inc., Class B(a)	398,645	140,636
Brookfield Asset Management, Inc., Class A	70,327	2,381,786
CAE, Inc.(a)	9,134	151,252
Cameco Corp.	37,795	376,603
Canadian Apartment Properties REIT	7,291	251,441
Canadian Imperial Bank of Commerce	45,346	2,692,781
Canadian National Railway Co.	26,495	2,195,788
Canadian Natural Resources Ltd.	107,073	1,796,949
Canadian Pacific Railway Ltd.	3,721	847,529
Canadian Tire Corp. Ltd., Class A(b)	6,417	451,239
Canadian Utilities Ltd., Class A(b)	9,626	235,357
Capital Power Corp.	9,574	185,697
CCL Industries, Inc., Class B	7,507	235,163

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Canada-(continued)
Celestica, Inc.(a)	35,404	$221,506
Cenovus Energy, Inc.	141,516	514,530
CGI,Inc.,ClassA(a)	11,145	712,295
CI Financial Corp.	22,661	241,302
Constellation Software, Inc.	249	239,961
Crescent Point Energy Corp.(b)	271,600	379,354
Emera, Inc.(b)	16,762	668,694
Empire Co. Ltd., Class A	20,964	463,821
Enbridge, Inc.	123,508	3,792,517
Fairfax Financial Holdings Ltd.	2,509	681,772
Finning International, Inc.	17,820	226,703
Fortis, Inc.	27,766	1,078,295
Franco-Nevada Corp.	3,016	399,890
George Weston Ltd.	8,337	592,675
Gibson Energy, Inc.	15,507	221,393
Gildan Activewear, Inc.	11,308	158,106
Great-West Lifeco, Inc.	33,552	553,664
H&R REIT	34,809	247,105
Husky Energy, Inc.	93,922	302,265
Hydro One Ltd.(d)	25,456	462,586
iA Financial Corp., Inc.	10,913	355,058
IGM Financial, Inc.	8,524	180,919
Imperial Oil Ltd.	28,304	458,301
Intact Financial Corp.	6,519	621,744
Inter Pipeline Ltd.(b)	41,385	346,824
Keyera Corp.	15,938	236,956
Kinross Gold Corp.(a)	82,666	546,960
Linamar Corp.	8,978	216,152
Loblaw Cos. Ltd.	17,226	849,549
Magna International, Inc.	45,981	1,795,608
Manulife Financial Corp.	221,483	2,795,347
MEG Energy Corp.(a)	50,835	113,825
Methanex Corp.	10,476	166,913
Metro, Inc.	15,292	630,529
National Bank of Canada	25,288	1,022,116
Nutrien Ltd.	54,982	1,967,785
Onex Corp.	8,451	390,378
Open Text Corp.	8,730	330,608
Parkland Fuel Corp.	10,881	257,973
Pembina Pipeline Corp.(b)	30,016	689,809
Power Corp. of Canada	66,553	1,066,611
Restaurant Brands International, Inc.	5,639	275,667
RioCan REIT(b)	27,364	313,249
Rogers Communications, Inc., Class B	27,915	1,171,708
Royal Bank of Canada	108,333	6,678,826
Saputo, Inc.	13,702	345,275
Seven Generations Energy Ltd., Class A(a)	59,593	123,567
Shaw Communications, Inc., Class B	43,379	709,268
SmartCentres REIT	10,852	166,575
SNC-Lavalin Group, Inc.(b)	22,544	416,649
Sun Life Financial, Inc.	48,957	1,681,658
Suncor Energy, Inc.	159,190	2,844,664
TC Energy Corp.	51,641	2,381,743
Teck Resources Ltd., Class B	124,653	1,101,186
TELUS Corp.	33,994	556,797
TFI International, Inc.	7,101	197,342
Thomson Reuters Corp.	9,583	676,630
Toronto-Dominion Bank (The)	140,953	5,902,175
Tourmaline Oil Corp.	47,854	475,456
TransAlta Corp.	37,806	222,925

	Shares	Value
Canada-(continued)
Vermilion Energy, Inc.	26,867	$132,502
West Fraser Timber Co. Ltd.	6,412	178,841
Wheaton Precious Metals Corp.	11,530	439,052
Whitecap Resources, Inc.	77,520	102,136
WSP Global, Inc.	5,441	365,919

		80,360,289

Chile-0.06%
Antofagasta PLC	31,374	321,733
Lundin Mining Corp.	60,373	296,443

		618,176

China-0.25%
AAC Technologies Holdings, Inc.	40,162	196,605
BOC Hong Kong Holdings Ltd.	323,737	995,973
China Mengniu Dairy Co. Ltd.(a)	104,412	372,402
Lenovo Group Ltd.	1,106,648	602,405
Semiconductor Manufacturing International Corp.(a)	188,443	360,242
Want Want China Holdings Ltd.	346,638	248,609

		2,776,236

Denmark-0.96%
AP Moller - Maersk A/S, Class A	649	598,910
AP Moller - Maersk A/S, Class B	975	969,181
Carlsberg A/S, Class B	5,244	661,097
Coloplast A/S, Class B(b)	2,824	446,572
Danske Bank A/S(a)	114,969	1,363,966
DSV Panalpina A/S	4,479	462,063
ISS A/S(a)(b)	32,579	486,007
Jyske Bank A/S(a)	8,904	240,555
Novo Nordisk A/S, Class B	49,959	3,185,774
Novozymes A/S, Class B(b)	5,767	282,480
Orsted A/S(d)	6,388	645,680
Pandora A/S(b)	11,219	398,475
Vestas Wind Systems A/S	9,361	805,711

		10,546,471

Finland-1.31%
Elisa OYJ	6,838	415,227
Fortum OYJ	41,878	694,915
Huhtamaki OYJ(a)	5,960	222,735
Kesko OYJ, Class B	26,812	436,103
Kone OYJ, Class B	18,551	1,124,042
Konecranes OYJ	7,735	168,087
Metso OYJ	9,114	252,858
Neste OYJ	16,735	592,604
Nokia OYJ	631,506	2,299,172
Nokian Renkaat OYJ(b)	14,611	312,627
Nordea Bank Abp	491,029	3,144,657
Orion OYJ, Class B	5,855	297,434
Outokumpu OYJ	82,194	221,197
Sampo OYJ, Class A	48,671	1,612,074
Stora Enso OYJ, Class R	68,438	809,569
UPM-Kymmene OYJ	51,383	1,421,628
Wartsila OYJ Abp	47,649	349,881

		14,374,810

France-9.41%
Accor S.A.	13,599	377,141
Aeroports de Paris	1,502	147,076
Air France-KLM(a)(b)	103,068	524,602

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
France-(continued)
Air Liquide S.A.(b)	22,695	$2,885,994
Airbus SE(a)	24,882	1,577,418
Alstom S.A.	8,437	345,245
Amundi S.A.(d)	3,685	244,592
Arkema S.A.	8,558	709,580
Atos SE	8,405	598,942
AXA S.A.	343,172	6,087,692
BNP Paribas S.A.	196,968	6,186,316
Bollore S.A.	81,161	215,305
Bouygues S.A.	36,199	1,114,527
Bureau Veritas S.A.	14,507	300,947
Capgemini SE	9,806	920,891
Carrefour S.A.	132,955	1,965,217
Casino Guichard Perrachon S.A.(b)	20,599	772,300
Cie de Saint-Gobain	85,153	2,258,020
Cie Generale des Etablissements Michelin S.C.A.	22,209	2,167,403
CNP Assurances(a)	26,268	271,170
Covivio(b)	3,444	215,582
Credit Agricole S.A.	189,778	1,513,664
Danone S.A.	40,070	2,776,397
Dassault Systemes SE	1,899	277,781
Edenred	6,097	245,552
Eiffage S.A.	8,834	722,788
Electricite de France S.A.	103,894	827,745
Elior Group S.A.(d)	17,910	118,387
Elis S.A.	18,740	231,943
ENGIE S.A.	296,747	3,219,067
EssilorLuxottica S.A.	11,819	1,458,294
Eurazeo SE	4,772	228,201
Eutelsat Communications S.A.(b)	32,728	367,073
Faurecia SE	13,841	501,191
Gecina S.A.	2,943	383,915
Getlink SE	17,936	228,475
Hermes International	581	424,967
ICADE	2,398	184,251
Imerys S.A.	6,072	190,342
Ingenico Group S.A.	2,253	283,046
Kering S.A.	2,039	1,027,772
Klepierre S.A.	20,306	410,461
Lagardere S.C.A.	19,548	316,882
Legrand S.A.	11,404	768,434
L’Oreal S.A.	7,701	2,237,780
LVMH Moet Hennessy Louis Vuitton SE	8,125	3,136,562
Natixis S.A.	187,538	443,892
Orange S.A.	324,444	3,956,972
Orpea	2,174	241,690
Pernod Ricard S.A.	9,018	1,373,948
Peugeot S.A.	127,919	1,831,934
Publicis Groupe S.A.	27,653	821,722
Renault S.A.(a)	103,638	2,055,297
Rexel S.A.	54,099	506,627
Rubis S.C.A.	6,058	271,783
Safran S.A.	12,844	1,184,810
Sanofi(b)	83,141	8,122,027
Schneider Electric SE(b)	31,508	2,880,264
SCOR SE	21,787	613,287
SEB S.A.	2,178	261,935
Societe Generale S.A.	214,534	3,350,801
Sodexo S.A.	8,270	656,714

	Shares	Value
France-(continued)
SPIE S.A.	15,099	$227,893
Suez	54,459	615,279
Teleperformance	1,604	359,278
Thales S.A.	6,592	499,206
TOTAL S.A.	375,596	13,514,169
Unibail-Rodamco-Westfield(b)	18,509	1,089,060
Valeo S.A.	53,481	1,240,091
Veolia Environnement S.A.	61,780	1,318,504
Vinci S.A.	33,839	2,768,670
Vivendi S.A.	67,315	1,452,852

		103,625,635

Germany-9.76%
Aareal Bank AG	10,967	179,221
adidas AG	6,026	1,380,778
Allianz SE	50,620	9,363,396
Aroundtown S.A.	47,607	256,027
Aurubis AG	9,276	485,038
BASF SE	136,335	6,971,364
Bayer AG	92,637	6,102,123
Bayerische Motoren Werke AG	85,517	5,062,688
Bayerische Motoren Werke AG, Preference Shares	14,675	694,698
Beiersdorf AG	3,079	322,337
Brenntag AG	16,685	752,750
Commerzbank AG(b)	318,066	1,175,426
Continental AG	19,431	1,643,030
Covestro AG(d)	30,545	1,026,428
Daimler AG	259,600	8,966,657
Deutsche Bank AG(b)	565,611	4,199,063
Deutsche Boerse AG	5,914	918,200
Deutsche Lufthansa AG(a)(b)	87,866	785,123
Deutsche Pfandbriefbank AG(d)	21,594	158,823
Deutsche Post AG	116,407	3,461,640
Deutsche Telekom AG	420,621	6,138,909
Deutsche Wohnen SE	20,580	834,027
E.ON SE	260,397	2,608,556
Evonik Industries AG	26,445	650,558
Freenet AG	20,066	380,334
Fresenius Medical Care AG& Co. KGaA	16,630	1,305,275
Fresenius SE & Co. KGaA	43,830	1,902,517
Fuchs Petrolub SE	2,143	71,590
Fuchs Petrolub SE, Preference Shares	4,320	167,786
GEA Group AG	16,315	374,909
Hannover Rueck SE	4,797	764,479
HeidelbergCement AG	23,450	1,114,206
Hella GmbH & Co. KGaA	6,007	222,386
Henkel AG& Co. KGaA	7,036	547,934
Henkel AG& Co. KGaA, Preference Shares	11,947	1,060,453
HOCHTIEF AG	3,152	247,709
HUGO BOSS AG	8,978	249,577
Infineon Technologies AG	48,926	908,327
K+S AG(b)	65,203	439,214
KION Group AG	6,822	338,562
Knorr-Bremse AG	3,012	279,957
LANXESS AG	10,465	515,346
LEG Immobilien AG	3,382	388,359
Merck KGaA	5,759	669,261
METRO AG	58,201	505,391
MTU Aero Engines AG	1,700	231,448

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Germany-(continued)
Muenchener Rueckversicherungs- Gesellschaft AG	18,339	$4,033,410
OSRAM Licht AG(a)	7,226	299,965
Porsche Automobil Holding SE, Preference Shares	11,316	570,515
ProSiebenSat.1 Media SE(b)	48,233	483,180
Rheinmetall AG	4,516	305,785
RWE AG	70,073	2,013,945
Salzgitter AG	21,691	289,493
SAP SE	29,566	3,527,873
Siemens AG	78,666	7,296,271
Siemens Healthineers AG(d)	6,290	276,955
Symrise AG	3,642	368,272
Talanx AG	5,220	186,275
Telefonica Deutschland Holding AG	133,500	379,447
thyssenkrupp AG(a)(b)	142,781	950,839
TUI AG(b)	100,563	401,465
Uniper SE	24,155	648,196
United Internet AG	11,811	406,856
Volkswagen AG(b)	7,250	1,082,348
Volkswagen AG, Preference Shares	41,257	5,794,106
Vonovia SE	28,016	1,382,401

		107,519,477

Hong Kong-1.85%
AIA Group Ltd.	448,765	4,165,013
CK Asset Holdings Ltd.	193,369	1,222,221
CK Hutchison Holdings Ltd.	174,475	1,291,849
CLP Holdings Ltd.	109,065	1,164,883
Hang Lung Properties Ltd.	137,927	295,697
Hang Seng Bank Ltd.	54,887	966,426
Henderson Land Development Co. Ltd.	145,463	594,810
Hong Kong & China Gas Co. Ltd. (The)	347,410	621,115
Hong Kong Exchanges & Clearing Ltd.	22,730	738,868
Hongkong Land Holdings Ltd.	77,314	325,492
Hysan Development Co. Ltd.	77,780	258,854
Jardine Matheson Holdings Ltd.	8,891	390,848
Jardine Strategic Holdings Ltd.	9,066	195,372
Link REIT	141,209	1,267,764
MTR Corp. Ltd.	126,580	702,918
New World Development Co. Ltd.	582,504	687,522
Power Assets Holdings Ltd.	41,850	279,905
Sino Land Co. Ltd.	222,403	310,983
Sun Hung Kai Properties Ltd.	143,526	1,969,876
Swire Pacific Ltd., Class A	54,817	359,915
Swire Pacific Ltd., Class B	101,423	110,943
Swire Properties Ltd.	121,430	340,684
Techtronic Industries Co. Ltd.	39,572	301,422
WH Group Ltd.(d)	825,268	796,275
Wharf Holdings Ltd. (The)(b)	138,495	261,900
Wharf Real Estate Investment Co. Ltd.(b)	114,957	485,639
Wheelock & Co. Ltd.	41,292	302,272

		20,409,466

Ireland-0.41%
AIB Group PLC(a)(b)	134,823	184,589
Bank of Ireland Group PLC	159,854	322,687
CRH PLC	70,562	2,136,082
Flutter Entertainment PLC(a)(b)	3,838	472,004
Kerry Group PLC, Class A	4,058	465,363

	Shares	Value
Ireland-(continued)
Kingspan Group PLC	3,842	$195,679
Smurfit Kappa Group PLC	24,153	764,072

		4,540,476

Israel-0.27%
Bank Hapoalim BM	75,910	491,647
Bank Leumi Le-Israel BM	102,086	555,592
ICL Ltd.	67,964	238,302
Israel Discount Bank Ltd., Class A	87,109	285,352
Teva Pharmaceutical Industries Ltd.(a)	125,975	1,393,350

		2,964,243

Italy-2.77%
A2A S.p.A.	172,462	234,705
Assicurazioni Generali S.p.A.	200,097	2,852,448
Atlantia S.p.A.	49,747	809,418
Banca Monte dei Paschi di Siena S.p.A.(a)(b) .	131,353	160,272
Banco BPM S.p.A.(a)(b)	495,177	603,926
BPER Banca(b)	91,234	225,039
Enel S.p.A.	784,659	5,359,448
Eni S.p.A.	559,534	5,340,440
Ferrari N.V.	1,799	282,562
FinecoBank Banca Fineco S.p.A.	24,849	275,982
Hera S.p.A.	72,168	267,016
Intesa Sanpaolo S.p.A.	2,502,587	3,900,561
Italgas S.p.A.	38,794	216,917
Leonardo S.p.A.	55,064	379,601
Mediobanca Banca di Credito Finanziario S.p.A.	95,489	553,067
Pirelli & C S.p.A.(d)	64,055	249,347
Poste Italiane S.p.A.(d)	59,074	501,583
Prysmian S.p.A.	22,584	424,722
Saipem S.p.A.(a)	116,812	299,517
Saras S.p.A.	240,536	226,575
Snam S.p.A.	181,598	813,121
Telecom Italia S.p.A.(a)(b)	2,941,042	1,164,830
Telecom Italia S.p.A., RSP	1,647,179	655,630
Terna Rete Elettrica Nazionale S.p.A.	91,054	570,464
UniCredit S.p.A.(a)	392,469	3,021,565
Unione di Banche Italiane S.p.A.	183,922	525,582
Unipol Gruppo S.p.A.	82,856	285,325
UnipolSai Assicurazioni S.p.A.(b)	106,686	262,219

		30,461,882

Japan-21.40%
Aeon Co. Ltd.	62,903	1,277,354
AEON Financial Service Co. Ltd.	15,456	163,326
AGC, Inc.	30,189	761,959
Air Water, Inc.	21,425	291,717
Aisin Seiki Co. Ltd.	20,681	602,434
Ajinomoto Co., Inc.	40,812	731,246
Alfresa Holdings Corp.	20,409	411,863
Alps Alpine Co. Ltd.	28,031	294,373
Amada Co. Ltd.	38,016	349,462
ANA Holdings, Inc.(a)	16,541	355,925
Aozora Bank Ltd.	15,659	283,058
Asahi Group Holdings Ltd.	26,850	939,066
Asahi Kasei Corp.	126,903	907,849
Astellas Pharma, Inc.	102,982	1,720,460
Bandai Namco Holdings, Inc.	10,063	511,078
Bridgestone Corp.	77,426	2,445,832

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Japan-(continued)
Brother Industries Ltd.	25,305	$434,469
Canon, Inc.	124,991	2,670,238
Casio Computer Co. Ltd.	13,356	213,576
Central Japan Railway Co.	10,408	1,655,099
Chiba Bank Ltd. (The)	79,324	372,382
Chubu Electric Power Co., Inc.	60,881	830,364
Chugai Pharmaceutical Co. Ltd.	2,967	355,424
Chugoku Electric Power Co., Inc. (The)	40,301	544,960
Coca-Cola Bottlers Japan Holdings, Inc.(b)	12,528	227,867
Concordia Financial Group Ltd.	95,385	296,141
Credit Saison Co. Ltd.	20,400	235,601
Dai Nippon Printing Co. Ltd.	34,919	747,786
Daicel Corp.	44,465	364,252
Dai-ichi Life Holdings, Inc.	149,498	1,902,715
Daiichi Sankyo Co. Ltd.	16,068	1,109,216
Daikin Industries Ltd.	11,889	1,557,072
Daito Trust Construction Co. Ltd.	7,372	711,107
Daiwa House Industry Co. Ltd.	58,065	1,497,304
Daiwa Securities Group, Inc.	206,994	867,968
Denka Co. Ltd.	11,187	271,894
Denso Corp.	49,269	1,756,333
Dentsu Group, Inc.	26,377	561,900
DIC Corp.	10,317	243,513
East Japan Railway Co.	31,850	2,344,930
Ebara Corp.	13,060	292,991
Eisai Co. Ltd.	9,520	670,366
Electric Power Development Co. Ltd.	15,662	316,360
FamilyMart Co. Ltd.	10,652	182,589
FANUC Corp.	10,249	1,708,885
Fast Retailing Co. Ltd.(b)	1,246	600,075
Fuji Electric Co. Ltd.	15,289	370,876
FUJIFILM Holdings Corp.	28,917	1,389,671
Fujikura Ltd.	83,713	249,726
Fujitsu Ltd.	18,152	1,788,295
Fukuoka Financial Group, Inc.	26,869	389,460
Furukawa Electric Co. Ltd.	16,610	317,180
Hakuhodo DY Holdings, Inc.	21,944	246,661
Hankyu Hanshin Holdings, Inc.	13,236	457,972
Haseko Corp.	39,382	435,307
Hino Motors Ltd.	51,445	310,782
Hirose Electric Co. Ltd.	2,116	234,880
Hitachi Construction Machinery Co. Ltd.	11,969	284,968
Hitachi Ltd.	107,124	3,246,728
Hitachi Metals Ltd.	21,489	212,207
Honda Motor Co. Ltd.	134,244	3,277,168
Hoya Corp.	8,620	795,295
Idemitsu Kosan Co. Ltd.	40,168	927,806
IHI Corp.	25,072	316,756
Iida Group Holdings Co. Ltd.	18,141	244,119
INPEX Corp.	146,707	948,139
Isetan Mitsukoshi Holdings Ltd.	64,944	399,618
Isuzu Motors Ltd.	80,880	623,911
ITOCHU Corp.	132,344	2,629,925
J Front Retailing Co. Ltd.	39,481	328,224
Japan Airlines Co. Ltd.	18,253	331,143
Japan Exchange Group, Inc.	24,512	461,197
Japan Post Bank Co. Ltd.	57,537	537,518
Japan Post Holdings Co. Ltd.	200,431	1,620,917
Japan Post Insurance Co. Ltd.	59,081	763,547
Japan Tobacco, Inc.	128,572	2,422,110

	Shares	Value
Japan-(continued)
JFE Holdings, Inc.	121,087	$819,816
JGC Holdings Corp.	26,026	256,524
JSR Corp.	17,232	328,735
JTEKT Corp.	31,301	232,998
JXTG Holdings, Inc.	457,479	1,637,230
Kajima Corp.	62,172	656,982
Kaneka Corp.	10,107	263,698
Kansai Electric Power Co., Inc. (The)	99,226	1,025,340
Kao Corp.	18,060	1,404,470
Kawasaki Heavy Industries Ltd.	29,375	451,606
Kawasaki Kisen Kaisha Ltd.(a)	27,429	276,252
KDDI Corp.	152,513	4,434,123
Keikyu Corp.	16,359	271,082
Keio Corp.	6,730	383,906
Keisei Electric Railway Co. Ltd.	7,092	216,205
Kewpie Corp.	12,868	257,155
Keyence Corp.	2,338	847,658
Kikkoman Corp.	5,778	269,083
Kintetsu Group Holdings Co. Ltd.	12,530	604,618
Kirin Holdings Co. Ltd.	70,463	1,369,592
Kobe Steel Ltd.(a)	171,386	584,990
Koito Manufacturing Co. Ltd.	10,641	406,992
Komatsu Ltd.	108,319	2,089,194
Konica Minolta, Inc.	110,999	437,000
K’s Holdings Corp.	23,440	259,093
Kubota Corp.	99,717	1,256,079
Kuraray Co. Ltd.	46,218	468,944
Kyocera Corp.	22,095	1,194,062
Kyowa Kirin Co. Ltd.	10,652	250,823
Kyushu Electric Power Co., Inc.	60,798	484,974
Kyushu Railway Co.	12,368	335,758
Lawson, Inc.	4,655	242,468
LIXIL Group Corp.	41,613	508,999
Makita Corp.	13,430	442,078
Marubeni Corp.	204,880	1,003,947
Marui Group Co. Ltd.	12,887	213,548
Mazda Motor Corp.	139,443	798,047
Medipal Holdings Corp.	19,735	386,451
MEIJI Holdings Co. Ltd.	11,145	778,540
MINEBEA MITSUMI, Inc.	26,454	438,859
Mitsubishi Chemical Holdings Corp.	178,052	1,028,001
Mitsubishi Corp.	156,796	3,372,430
Mitsubishi Electric Corp.	147,096	1,843,944
Mitsubishi Estate Co. Ltd.	67,288	1,109,039
Mitsubishi Gas Chemical Co., Inc.	24,608	305,831
Mitsubishi Heavy Industries Ltd.	39,245	1,014,201
Mitsubishi Materials Corp.(b)	17,214	356,723
Mitsubishi Motors Corp.	126,640	361,203
Mitsubishi UFJ Financial Group, Inc.	1,440,134	5,848,882
Mitsubishi UFJ Lease & Finance Co. Ltd.	41,092	199,437
Mitsui & Co. Ltd.	157,731	2,233,177
Mitsui Chemicals, Inc.	28,028	557,231
Mitsui E&S Holdings Co. Ltd.(a)	31,788	183,412
Mitsui Fudosan Co. Ltd.	70,910	1,324,900
Mitsui Mining & Smelting Co. Ltd.	10,494	201,175
Mitsui OSK Lines Ltd.	31,400	555,854
Mizuho Financial Group, Inc.	2,804,485	3,299,240
MS&AD Insurance Group Holdings, Inc.	39,501	1,153,244
Murata Manufacturing Co. Ltd.	26,557	1,494,801
Nagoya Railroad Co. Ltd.(b)	12,109	350,469

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Japan-(continued)
NEC Corp.	30,677	$1,194,835
NGK Insulators Ltd.	25,163	335,083
NGK Spark Plug Co. Ltd.	24,200	367,068
NH Foods Ltd.	13,777	496,660
Nidec Corp.	14,514	853,182
Nikon Corp.	51,651	486,394
Nintendo Co. Ltd.	2,816	1,175,802
Nippon Electric Glass Co. Ltd.	18,127	268,680
Nippon Express Co. Ltd.	10,708	529,717
Nippon Paint Holdings Co. Ltd.	5,176	300,584
Nippon Paper Industries Co. Ltd.	15,615	226,190
Nippon Steel Corp.	143,494	1,223,661
Nippon Suisan Kaisha Ltd.	45,896	206,014
Nippon Telegraph & Telephone Corp.	152,206	3,477,246
Nippon Yusen KK	51,839	693,223
Nissan Motor Co. Ltd.	509,521	1,762,013
Nisshin Seifun Group, Inc.	19,959	313,939
Nissin Foods Holdings Co. Ltd.	3,060	252,961
Nitori Holdings Co. Ltd.	2,294	354,392
Nitto Denko Corp.	16,091	814,068
Nomura Holdings, Inc.	401,793	1,690,059
Nomura Real Estate Holdings, Inc.	13,763	228,064
NSK Ltd.	76,338	533,977
NTN Corp.	129,412	251,720
NTT Data Corp.	46,519	480,699
NTT DOCOMO, Inc.	94,732	2,788,763
Obayashi Corp.	78,190	696,095
Odakyu Electric Railway Co. Ltd.	19,246	427,089
Oji Holdings Corp.	105,889	544,620
Olympus Corp.	25,012	403,593
Omron Corp.	10,368	616,641
Ono Pharmaceutical Co. Ltd.	17,452	422,856
Oriental Land Co. Ltd.	3,143	402,078
ORIX Corp.	139,738	1,684,409
Osaka Gas Co. Ltd.	34,642	647,584
Otsuka Holdings Co. Ltd.	30,742	1,223,240
Pan Pacific International Holdings Corp.	19,012	370,159
Panasonic Corp.	244,492	1,890,363
Rakuten, Inc.	48,865	418,575
Recruit Holdings Co. Ltd.	27,440	816,515
Renesas Electronics Corp.(a)	53,048	287,725
Resona Holdings, Inc.	288,175	908,168
Ricoh Co. Ltd.	114,495	792,316
Rohm Co. Ltd.	6,585	422,435
Santen Pharmaceutical Co. Ltd.	15,914	283,352
SBI Holdings, Inc.	20,615	391,538
Secom Co. Ltd.	10,770	906,942
Sega Sammy Holdings, Inc.	16,275	199,528
Seibu Holdings, Inc.	21,088	255,379
Seiko Epson Corp.	36,781	422,035
Seino Holdings Co. Ltd.	19,970	240,533
Sekisui Chemical Co. Ltd.	30,965	396,709
Sekisui House Ltd.	63,129	1,097,164
Seven & i Holdings Co. Ltd.	73,699	2,448,708
SG Holdings Co. Ltd.	18,004	503,745
Sharp Corp.(a)	18,708	209,762
Shimadzu Corp.	10,852	272,480
Shimano, Inc.	2,911	431,199
Shimizu Corp.	73,291	572,977
Shin-Etsu Chemical Co. Ltd.	17,237	1,936,714

	Shares	Value
Japan-(continued)
Shinsei Bank Ltd.	24,739	$301,907
Shionogi & Co. Ltd.	10,482	581,173
Shiseido Co. Ltd.	9,939	592,799
Shizuoka Bank Ltd. (The)	53,062	324,520
Showa Denko K.K	24,451	543,051
SMC Corp.	1,890	866,040
Softbank Corp.(b)	137,321	1,880,001
SoftBank Group Corp.	143,303	6,208,658
Sojitz Corp.	177,729	418,831
Sompo Holdings, Inc.	30,867	1,010,282
Sony Corp.	71,650	4,644,670
Sony Financial Holdings, Inc.	15,016	290,111
Stanley Electric Co. Ltd.	11,911	275,679
Subaru Corp.	87,722	1,784,218
SUMCO Corp.	14,312	207,449
Sumitomo Chemical Co. Ltd.	257,109	803,052
Sumitomo Corp.	132,288	1,519,763
Sumitomo Electric Industries Ltd.	80,775	841,099
Sumitomo Heavy Industries Ltd.	19,345	414,994
Sumitomo Metal Mining Co. Ltd.	27,666	703,325
Sumitomo Mitsui Financial Group, Inc.	153,182	4,073,966
Sumitomo Mitsui Trust Holdings, Inc.	34,006	1,005,218
Sumitomo Realty & Development Co. Ltd.	26,201	713,860
Sumitomo Rubber Industries Ltd.	23,694	233,317
Suntory Beverage & Food Ltd.	9,958	377,610
Suzuken Co. Ltd.	10,399	404,543
Suzuki Motor Corp.	43,618	1,414,980
Sysmex Corp.	4,864	338,413
T&D Holdings, Inc.	88,646	778,404
Taiheiyo Cement Corp.	21,930	438,456
Taisei Corp.	25,395	803,872
Takashimaya Co. Ltd.(b)	38,232	349,303
Takeda Pharmaceutical Co. Ltd.	102,605	3,725,770
TDK Corp.	9,785	858,309
Teijin Ltd.	28,338	457,129
Terumo Corp.	17,942	599,325
THK Co. Ltd.	9,608	234,236
TIS, Inc.	11,836	229,559
Tobu Railway Co. Ltd.	15,885	544,429
Tohoku Electric Power Co., Inc.	45,740	433,297
Tokio Marine Holdings, Inc.	51,456	2,447,330
Tokyo Electric Power Co. Holdings, Inc.(a)	257,611	874,483
Tokyo Electron Ltd.	5,763	1,236,295
Tokyo Gas Co. Ltd.	41,461	914,247
Tokyo Tatemono Co. Ltd.	19,378	222,711
Tokyu Corp.	42,068	638,878
Tokyu Fudosan Holdings Corp.	74,676	373,607
Toppan Printing Co. Ltd.	42,387	638,966
Toray Industries, Inc.	210,547	982,690
Toshiba Corp.	64,431	1,618,984
Tosoh Corp.	37,448	465,408
TOTO Ltd.	9,372	332,163
Toyo Seikan Group Holdings Ltd.	16,268	167,495
Toyo Suisan Kaisha Ltd.	6,151	296,808
Toyoda Gosei Co. Ltd.	11,711	220,563
Toyota Industries Corp.	14,777	750,354
Toyota Motor Corp.	160,551	10,008,257
Toyota Tsusho Corp.	21,206	513,220
Trend Micro, Inc.	5,040	257,809
Tsuruha Holdings, Inc.	2,216	297,995

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Japan-(continued)
Ube Industries Ltd.	18,118	$308,871
Unicharm Corp.	10,739	396,681
West Japan Railway Co.	16,560	1,032,454
Yakult Honsha Co. Ltd.	5,376	315,215
Yamada Denki Co. Ltd.	89,136	426,779
Yamaha Corp.	6,382	261,403
Yamaha Motor Co. Ltd.	48,907	641,666
Yamato Holdings Co. Ltd.	42,056	742,523
Yamazaki Baking Co. Ltd.	13,835	245,688
Yaskawa Electric Corp.	9,728	324,312
Yokogawa Electric Corp.	17,089	236,515
Yokohama Rubber Co. Ltd. (The)	16,632	216,347
Z Holdings Corp.	165,281	647,615

		235,661,768

Luxembourg-0.29%
Aperam S.A.	8,022	208,591
ArcelorMittal S.A.	184,876	2,025,352
RTL Group S.A.	6,387	212,948
SES S.A., FDR	63,114	421,409
Tenaris S.A.	53,809	376,843

		3,245,143

Macau-0.11%
Galaxy Entertainment Group Ltd.	78,097	508,232
Sands China Ltd.	161,044	662,677

		1,170,909

Netherlands-2.13%
Aalberts N.V.	6,096	171,598
ABN AMRO Bank N.V., CVA(d)	92,445	708,785
Aegon N.V.	492,504	1,267,683
Akzo Nobel N.V.	18,960	1,437,068
Altice Europe N.V.(a)	50,045	199,250
Altice Europe N.V., Class B(a)	3,320	13,273
ASML Holding N.V.	5,862	1,737,748
ASR Nederland N.V.	21,816	586,624
Boskalis Westminster	12,675	220,044
Heineken Holding N.V.	6,494	505,726
Heineken N.V.(b)	11,651	990,535
ING Groep N.V.	724,175	3,972,289
Koninklijke Ahold Delhaize N.V.	131,875	3,200,849
Koninklijke BAM Groep N.V.(a)	96,833	161,425
Koninklijke DSM N.V.	9,660	1,182,382
Koninklijke KPN N.V.	373,655	864,366
Koninklijke Philips N.V.	50,916	2,214,838
NN Group N.V.	57,136	1,652,766
Prosus N.V.(a)	5,269	399,247
Randstad N.V.	15,881	637,159
SBM Offshore N.V.	16,580	209,840
Signify N.V.(d)	19,399	395,526
Wolters Kluwer N.V.	9,551	702,156

		23,431,177

New Zealand-0.05%
Fletcher Building Ltd.	83,844	191,392
Spark New Zealand Ltd.	113,159	309,972

		501,364

Norway-0.76%
DNB ASA	97,709	1,187,475
Equinor ASA	182,052	2,555,431

	Shares	Value
Norway-(continued)
Gjensidige Forsikring ASA	11,801	$209,009
Mowi ASA	30,697	527,159
Norsk Hydro ASA	291,241	745,804
Orkla ASA	57,701	523,623
Storebrand ASA	64,142	322,607
Telenor ASA	81,319	1,251,270
Yara International ASA	30,200	1,032,223

		8,354,601

Poland-0.19%
Bank Polska Kasa Opieki S.A.	18,681	234,485
KGHM Polska Miedz S.A.(a)	19,133	355,664
Polski Koncern Naftowy ORLEN S.A.	35,576	535,726
Powszechna Kasa Oszczednosci Bank Polski S.A.	76,677	407,534
Powszechny Zaklad Ubezpieczen S.A.	77,709	568,207

		2,101,616

Portugal-0.23%
Banco Comercial Portugues S.A., Class R	1,290,308	144,154
EDP - Energias de Portugal S.A.	321,680	1,356,494
Galp Energia SGPS S.A.	59,761	688,272
Jeronimo Martins SGPS S.A.	19,731	333,139

		2,522,059

Russia-0.05%
Evraz PLC	70,769	236,729
Polymetal International PLC	15,030	309,491

		546,220

Singapore-0.81%
Ascendas REIT	144,475	304,817
CapitaLand Ltd.	223,360	477,597
CapitaLand Mall Trust	146,831	197,138
City Developments Ltd.	41,000	231,839
ComfortDelGro Corp. Ltd.	265,565	311,275
DBS Group Holdings Ltd.	136,967	1,942,077
Genting Singapore Ltd.	456,953	254,818
Keppel Corp. Ltd.	93,850	398,681
Oversea-Chinese Banking Corp. Ltd.	143,199	919,599
Singapore Airlines Ltd.	42,366	183,886
Singapore Press Holdings Ltd.	173,884	187,756
Singapore Technologies Engineering Ltd.	98,376	239,703
Singapore Telecommunications Ltd.	780,386	1,568,866
United Overseas Bank Ltd.	71,179	1,028,473
Venture Corp. Ltd.	21,304	239,872
Wilmar International Ltd.	168,632	427,659

		8,914,056

South Africa-0.19%
Anglo American PLC	105,896	1,890,311
Investec PLC	93,994	194,378

		2,084,689

South Korea-4.48%
Amorepacific Corp.	1,609	233,734
Amorepacific Corp., Preference Shares	508	26,099
CJ CheilJedang Corp.	1,080	241,536
CJ CheilJedang Corp., Preference Shares	204	18,668
Coway Co. Ltd.	4,837	243,746
Daelim Industrial Co. Ltd.	4,482	324,071
DB Insurance Co. Ltd.	6,590	238,786

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
South Korea-(continued)
E-MART, Inc.	6,768	$666,552
GS Engineering & Construction Corp.	11,155	231,623
Hana Financial Group, Inc.	32,160	728,480
Hanwha Solutions Corp.	18,517	221,119
Hyundai Engineering & Construction Co. Ltd.	17,589	505,966
Hyundai Glovis Co. Ltd.	2,702	225,084
Hyundai Heavy Industries Holdings Co. Ltd.	1,280	255,275
Hyundai Mobis Co. Ltd.	8,915	1,258,468
Hyundai Motor Co.	29,175	2,241,192
Hyundai Motor Co., First Pfd	4,952	231,252
Hyundai Motor Co., Second Pfd	7,849	377,489
Hyundai Steel Co.	17,140	303,848
Industrial Bank of Korea	55,839	362,040
KB Financial Group, Inc.	48,269	1,376,624
Kia Motors Corp.	37,817	920,246
Korea Electric Power Corp.(a)	45,680	894,143
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	5,045	342,420
Korea Zinc Co. Ltd.	942	298,422
Korean Air Lines Co. Ltd.(a)	19,196	311,938
KT&G Corp.	11,205	745,804
LG Chem Ltd.	3,673	1,134,954
LG Chem Ltd., Preference Shares	657	93,014
LG Corp.	7,818	397,814
LG Display Co. Ltd.(a)	69,838	633,354
LG Electronics, Inc.	16,266	732,901
LG Electronics, Inc., Preference Shares	2,647	46,056
LG Household & Health Care Ltd.	271	308,265
LG Household & Health Care Ltd., Preference Shares	65	38,730
LG Uplus Corp.	37,490	410,761
Lotte Chemical Corp.	3,566	630,697
Lotte Shopping Co. Ltd.	3,350	274,390
Mirae Asset Daewoo Co. Ltd.	46,023	211,900
Mirae Asset Daewoo Co. Ltd., Second Pfd	16,216	40,924
NAVER Corp.	2,516	407,821
POSCO	10,006	1,515,127
Samsung C&T Corp.	7,013	610,101
Samsung Electro-Mechanics Co. Ltd.	3,467	322,955
Samsung Electronics Co. Ltd.	391,831	16,079,076
Samsung Electronics Co. Ltd., Preference Shares	67,465	2,339,362
Samsung Fire & Marine Insurance Co. Ltd.	3,709	579,888
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	339	36,308
Samsung Heavy Industries Co. Ltd.(a)	67,008	235,651
Samsung Life Insurance Co. Ltd.	7,371	297,030
Samsung SDI Co. Ltd.	2,013	472,500
Samsung SDS Co. Ltd.	1,740	232,057
Shinhan Financial Group Co. Ltd.	50,158	1,257,603
SK Holdings Co. Ltd.	6,645	992,564
SK Hynix, Inc.	38,625	2,653,299
SK Innovation Co. Ltd.	12,158	980,862
SK Telecom Co. Ltd.	3,866	671,065
S-Oil Corp.	7,213	414,387
Woori Financial Group, Inc.	73,303	507,758

		49,383,799

	Shares	Value
Spain-3.23%
Acciona S.A.	2,480	$245,557
Acerinox S.A.	29,326	222,468
ACS Actividades de Construccion y Servicios S.A.	50,638	1,262,911
Aena SME S.A.(d)	4,144	524,246
Amadeus IT Group S.A.	13,461	647,549
Banco Bilbao Vizcaya Argentaria S.A.	1,275,669	4,173,556
Banco de Sabadell S.A.	1,464,643	606,557
Banco Santander S.A.	3,504,423	7,820,728
Bankia S.A.(b)	309,565	314,925
Bankinter S.A.	75,735	312,233
CaixaBank S.A.	463,498	833,085
Enagas S.A.	22,099	515,325
Endesa S.A.	49,931	1,107,461
Ferrovial S.A.	26,230	655,037
Grifols S.A.(b)	11,148	379,255
Iberdrola S.A.	466,848	4,673,634
Industria de Diseno Textil S.A.	48,183	1,227,015
Mapfre S.A.	201,582	368,945
Merlin Properties SOCIMI S.A.	21,698	201,059
Naturgy Energy Group S.A.	41,582	733,726
Red Electrica Corp. S.A.	34,051	598,788
Repsol S.A.	355,641	3,238,582
Telefonica S.A.	1,079,694	4,943,221

		35,605,863

Sweden-2.09%
Alfa Laval AB(a)	17,617	330,977
Assa Abloy AB, Class B(b)	36,065	650,058
Atlas Copco AB, Class A(b)	26,392	916,824
Atlas Copco AB, Class B	15,952	498,622
BillerudKorsnas AB(b)	19,740	249,701
Boliden AB(b)	30,941	634,520
Castellum AB	13,878	243,609
Electrolux AB, Series B	33,268	459,312
Electrolux Professional AB, Class B(a)	26,064	59,935
Epiroc AB, Class A	17,457	175,371
Epiroc AB, Class B	10,760	106,661
Essity AB, Class B(a)	36,105	1,173,656
Hennes & Mauritz AB, Class B(b)	88,882	1,239,427
Hexagon AB, Class B(a)(b)	8,662	431,983
Husqvarna AB, Class B	40,250	243,794
ICA Gruppen AB(b)	8,436	368,112
NCC AB, Class A	553	8,549
NCC AB, Class B	13,231	203,873
Sandvik AB(a)	68,807	1,065,863
Securitas AB, Class B(b)	37,229	440,053
Skandinaviska Enskilda Banken AB, Class A	173,279	1,425,305
Skandinaviska Enskilda Banken AB, Class C	2,452	21,941
Skanska AB, Class B(a)	40,169	769,681
SKF AB, Class B	42,654	679,297
SSAB AB, Class A(a)(b)	45,911	112,296
SSAB AB, Class B(a)(b)	114,243	268,788
Svenska Cellulosa AB S.C.A., Class A(a)	1,142	12,394
Svenska Cellulosa AB S.C.A., Class B(a)	32,134	346,272
Svenska Handelsbanken AB, Class A(a)	169,741	1,569,294
Svenska Handelsbanken AB, Class B(a)(b)	4,136	41,202
Swedbank AB, Class A	154,918	1,829,730
Swedish Match AB	7,443	461,492
Tele2 AB, Class B	39,088	506,649

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Sweden-(continued)
Telefonaktiebolaget LM Ericsson, Class A	2,848	$26,972
Telefonaktiebolaget LM Ericsson, Class B	226,618	1,974,485
Telia Co. AB	369,959	1,278,372
Trelleborg AB, Class B(a)	23,821	306,811
Volvo AB, Class B	146,808	1,896,125

		23,028,006

Switzerland-6.64%
ABB Ltd.	133,541	2,535,501
Adecco Group AG	25,101	1,100,371
Alcon, Inc.(a)	26,224	1,384,086
Baloise Holding AG	4,964	743,199
Barry Callebaut AG	126	247,000
Chocoladefabriken Lindt & Spruengli AG	3	251,153
Chocoladefabriken Lindt & Spruengli AG, PC	30	233,902
Cie Financiere Richemont S.A.	31,906	1,812,244
Clariant AG	14,753	273,079
Coca-Cola HBC AG	10,474	266,209
Credit Suisse Group AG	305,681	2,763,687
Dufry AG	4,166	135,665
Geberit AG	1,125	504,831
Georg Fischer AG	355	264,645
Givaudan S.A.	299	1,001,572
Glencore PLC(a)	1,814,607	3,366,907
Helvetia Holding AG	2,476	226,653
Julius Baer Group Ltd.	15,571	610,482
Kuehne + Nagel International AG	4,013	573,999
LafargeHolcim Ltd.(a)	58,736	2,436,709
Lonza Group AG	1,656	723,036
Nestle S.A.	131,781	13,913,365
Novartis AG	89,788	7,652,656
Partners Group Holding AG	361	284,192
PSP Swiss Property AG	1,621	188,443
Roche Holding AG	29,245	10,164,467
Roche Holding AG, BR	1,113	387,241
Schindler Holding AG	843	180,802
Schindler Holding AG, PC	1,778	395,152
SGS S.A.	261	590,877
Sika AG	3,304	546,701
Sonova Holding AG	1,331	240,370
STMicroelectronics N.V.	23,092	599,689
Sunrise Communications Group AG(a)(d)	3,056	244,759
Swatch Group AG (The)	4,569	177,903
Swatch Group AG (The), BR	2,953	590,967
Swiss Life Holding AG	3,640	1,289,453
Swiss Prime Site AG	4,410	418,999
Swiss Re AG	36,692	2,648,256
Swisscom AG	2,094	1,088,711
UBS Group AG	461,161	4,940,584
Vifor Pharma AG	1,444	217,015
Zurich Insurance Group AG	15,226	4,847,899

		73,063,431

United Kingdom-15.49%
3i Group PLC	62,090	614,007
Admiral Group PLC	13,728	403,459
Aggreko PLC	26,117	151,207
Ashtead Group PLC	22,799	625,476
Associated British Foods PLC	24,451	583,671
AstraZeneca PLC	56,829	5,965,317

	Shares	Value
United Kingdom-(continued)
Aviva PLC	541,169	$1,650,536
Babcock International Group PLC	49,628	263,852
BAE Systems PLC	268,248	1,720,196
Barclays PLC	2,500,067	3,339,515
Barratt Developments PLC	86,941	569,151
Beazley PLC	35,950	179,568
Bellway PLC	8,990	301,972
Berkeley Group Holdings PLC	8,931	471,220
BP PLC	3,520,828	13,904,766
British American Tobacco PLC	236,030	9,171,159
British Land Co. PLC (The)	107,822	550,261
BT Group PLC	1,392,229	2,037,941
Bunzl PLC	26,707	581,941
Burberry Group PLC	22,339	391,665
Capita PLC(a)	204,854	100,722
Centrica PLC	1,389,551	699,332
Close Brothers Group PLC	14,298	196,760
CNH Industrial N.V.(a)	157,674	986,464
Compass Group PLC	103,268	1,740,236
Croda International PLC	5,230	322,059
DCC PLC	9,812	700,255
Derwent London PLC	5,037	197,337
Diageo PLC	96,215	3,337,423
Direct Line Insurance Group PLC	240,986	828,312
Dixons Carphone PLC	147,039	144,016
DS Smith PLC	136,807	538,220
easyJet PLC(b)	24,458	186,088
Experian PLC	23,431	702,220
Fiat Chrysler Automobiles N.V.(a)	454,427	3,989,834
G4S PLC	197,449	271,965
GlaxoSmithKline PLC	385,328	8,073,020
GVC Holdings PLC	25,776	245,145
Hammerson PLC	145,229	129,292
Hays PLC	133,879	183,222
Hiscox Ltd.	21,451	190,104
HSBC Holdings PLC	2,053,818	10,621,397
IG Group Holdings PLC	31,014	295,157
IMI PLC	22,599	235,881
Imperial Brands PLC	169,243	3,584,241
Inchcape PLC	47,528	300,647
Informa PLC	63,008	349,055
InterContinental Hotels Group PLC	10,640	484,221
Intermediate Capital Group PLC	13,840	196,916
International Consolidated Airlines Group S.A.	83,399	233,429
Intertek Group PLC	4,920	294,778
ITV PLC	504,151	486,472
J Sainsbury PLC	381,045	952,131
John Wood Group PLC	99,778	254,982
Johnson Matthey PLC	28,534	717,128
Kingfisher PLC	379,728	753,420
Land Securities Group PLC	73,348	612,466
Legal & General Group PLC	777,276	2,005,934
Lloyds Banking Group PLC	10,349,696	4,208,801
London Stock Exchange Group PLC	4,871	458,100
M&G PLC	469,467	783,135
Man Group PLC	141,411	237,944
Marks & Spencer Group PLC(b)	472,295	548,667
Meggitt PLC	58,155	204,877
Micro Focus International PLC	59,832	363,535

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
United Kingdom-(continued)
Mondi PLC	52,987	$942,376
National Grid PLC	408,000	4,805,625
Next PLC	8,920	531,734
Ninety One PLC(a)	47,554	101,790
Pearson PLC(b)	106,295	616,478
Pennon Group PLC	27,783	384,083
Persimmon PLC	24,289	675,545
Phoenix Group Holdings PLC	51,399	389,641
Prudential PLC	249,629	3,553,304
Quilter PLC(d)	160,254	249,133
Reckitt Benckiser Group PLC	34,715	2,903,130
RELX PLC	64,752	1,467,291
Rentokil Initial PLC	48,388	289,485
Rolls-Royce Holdings PLC	134,926	561,624
Royal Bank of Scotland Group PLC (The)	489,098	682,010
Royal Dutch Shell PLC, Class A	795,988	13,303,264
Royal Dutch Shell PLC, Class B	711,207	11,540,055
Royal Mail PLC	219,975	461,980
RSA Insurance Group PLC	106,063	483,223
Sage Group PLC (The)	43,006	347,172
Schroders PLC	7,604	254,553
Segro PLC	41,607	435,383
Severn Trent PLC	17,208	518,757
Signature Aviation PLC	76,951	189,999
Smith & Nephew PLC	32,226	633,300
Smiths Group PLC	27,201	425,616
Spectris PLC	6,387	214,860
SSE PLC	135,655	2,138,856
St James’s Place PLC	37,042	397,799
Standard Chartered PLC	344,358	1,770,001
Standard Life Aberdeen PLC(b)	300,660	838,495
Subsea 7 S.A.(a)	45,370	252,254
Tate & Lyle PLC	41,988	377,192
Taylor Wimpey PLC	305,128	565,956
TechnipFMC PLC	59,730	522,331
Tesco PLC	1,090,397	3,233,502
Thomas Cook Group PLC(a)(b)(c)	575,015	0
Travis Perkins PLC	28,150	369,095
Unilever N.V.	78,730	3,930,498
Unilever PLC	59,067	3,056,162

Investment Abbreviations:

BR-Bearer Shares

CDI-CREST Depository Interest

CVA-Dutch Certificates

FDR-Fiduciary Depositary Receipt

PC-Participation Certificate

Pfd.-Preferred

REIT-Real Estate Investment Trust

RSP-Registered Savings Plan Shares

	Shares	Value
United Kingdom-(continued)
United Utilities Group PLC	57,769	$657,406
Vodafone Group PLC	3,999,755	5,657,568
Weir Group PLC (The)(b)	22,495	270,859
Whitbread PLC(b)	13,839	520,184
William Hill PLC	107,222	154,314
WM Morrison Supermarkets PLC(b)	417,919	964,671
WPP PLC	193,632	1,517,205

		170,577,979

United States-0.38%
Amcor PLC, CDI	93,875	864,742
Bausch Health Cos., Inc.(a)	41,925	759,145
Carnival PLC	15,789	218,174
Ferguson PLC	16,606	1,201,462
James Hardie Industries PLC, CDI	16,183	237,540
QIAGEN N.V.(a)	7,141	297,218
Samsonite International S.A.(d)	134,450	113,597
Waste Connections, Inc.	5,912	509,753

		4,201,631

Zambia-0.04%
First Quantum Minerals Ltd.	80,662	493,630

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.51% (Cost $1,297,456,481)		1,095,726,834

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.55%
Invesco Private Government Fund, 0.01%(e)(f)(g) (Cost $39,043,325)	39,043,325	39,043,325

TOTAL INVESTMENTS IN SECURITIES-103.06% (Cost $1,336,499,806)		1,134,770,159
OTHER ASSETS LESS LIABILITIES-(3.06)%		(33,709,290)

NET ASSETS-100.00%		$1,101,060,869

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2020.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $6,943,935, which represented less than 1% of the Fund’s Net Assets.

(e)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
(g)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$-	$16,628,906	$(16,628,906)	$-	$-	$-	$6,081
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	18,667,145	157,012,950	(175,680,095)	-	-	-	122,800
Invesco Liquid Assets Portfolio, Institutional Class*	6,222,382	37,725,638	(43,951,427)	(284)	3,691	-	46,410
Invesco Private Government Fund	-	78,203,175	(39,159,850)	-	-	39,043,325	21

Total	$24,889,527	$289,570,669	$(275,420,278)	$(284)	$3,691	$39,043,325	$175,312

* At April 30, 2020, this security was no longer held.

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2020
Financials	22.91
Industrials	12.65
Consumer Discretionary	10.88
Consumer Staples	9.08
Materials	8.94
Energy	8.37
Health Care	7.21
Communication Services	6.29
Information Technology	5.73
Utilities	4.80
Real Estate	2.65
Money Market Funds Plus Other Assets Less Liabilities	0.49

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

April 30, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.46%
Australia-5.32%
Abacus Property Group	64,331	$105,346
Adelaide Brighton Ltd.(a)	177,602	315,572
ALS Ltd.	49,620	217,908
Alumina Ltd.	151,584	168,791
Ansell Ltd.	21,974	405,222
AP Eagers Ltd.	35,251	116,410
Atlas Arteria Ltd.	31,083	124,455
AusNet Services	458,739	560,961
Austal Ltd.	45,336	99,730
Australian Pharmaceutical Industries Ltd.	105,235	79,894
Bapcor Ltd.	36,323	116,754
Beach Energy Ltd.	150,560	145,822
Bega Cheese Ltd.(a)	60,061	190,318
Blackmores Ltd.	2,512	124,287
Breville Group Ltd.	9,775	109,730
Brickworks Ltd.	9,493	84,031
BWP Trust	63,168	145,264
carsales.com Ltd.	17,203	156,464
Charter Hall Group	25,687	126,896
Charter Hall Long Wale REIT	22,520	65,553
Charter Hall Retail REIT	65,138	132,777
Cleanaway Waste Management Ltd.	159,904	192,697
Cochlear Ltd.	2,735	330,367
Collins Foods Ltd.	15,263	72,641
Costa Group Holdings Ltd.	64,040	120,599
Cromwell Property Group(a)	387,871	198,579
CSR Ltd.	159,477	387,114
Domino’s Pizza Enterprises Ltd.	3,783	142,949
Eclipx Group Ltd.(b)	150,138	69,557
Elders Ltd.	23,162	130,073
Estia Health Ltd.	66,642	64,000
Evolution Mining Ltd.	90,308	293,278
FlexiGroup Ltd.	83,437	48,463
Flight Centre Travel Group Ltd.	16,526	118,128
G8 Education Ltd.(a)	271,681	153,105
Genworth Mortgage Insurance Australia Ltd.	63,568	87,378
GrainCorp.Ltd., Class A(b)	75,712	174,477
Growthpoint Properties Australia Ltd.	37,532	74,962
GUD Holdings Ltd.	16,607	98,719
GWA Group Ltd.	47,230	84,044
Harvey Norman Holdings Ltd.(a)	146,045	264,596
Healius Ltd.	123,630	209,636
IGO Ltd.	48,898	148,986
Iluka Resources Ltd.	50,271	248,105
Inghams Group Ltd.	71,785	163,649
InvoCare Ltd.	16,438	110,633
IOOF Holdings Ltd.	110,933	306,400
IRESS Ltd.	22,956	167,848
Link Administration Holdings Ltd.	73,324	180,778
Magellan Financial Group Ltd.	4,243	140,141
Mayne Pharma Group Ltd.(b)	598,578	158,556
McMillan Shakespeare Ltd.	17,122	74,074
Mineral Resources Ltd.	25,062	270,120
Monadelphous Group Ltd.	24,997	183,674
National Storage REIT	72,510	81,858
New Hope Corp. Ltd.	89,256	89,156
NEXTDC Ltd.(b)	18,632	106,722

	Shares	Value
Australia-(continued)
nib holdings Ltd.	90,415	$291,238
Nine Entertainment Co. Holdings Ltd.	206,692	188,287
Northern Star Resources Ltd.	25,554	205,804
NRW Holdings Ltd.	135,222	146,897
Nufarm Ltd.(b)	87,964	297,665
OceanaGold Corp.	169,752	259,098
oOh!media Ltd.	80,247	53,479
OZ Minerals Ltd.	72,783	419,291
Pact Group Holdings Ltd.(b)	66,425	82,311
Pendal Group Ltd.	50,555	179,671
Perenti Global Ltd.	144,921	85,314
Perpetual Ltd.(a)	10,249	200,994
Perseus Mining Ltd.(b)	122,868	75,362
Platinum Asset Management Ltd.(a)	47,256	106,075
Premier Investments Ltd.	11,741	117,090
Qube Holdings Ltd.	158,655	225,882
Qube Holdings Ltd., Rts., expiring 05/30/2020(b)	24,985	3,674
REA Group Ltd.(a)	1,879	107,036
Regis Resources Ltd.	57,546	164,942
Resolute Mining Ltd.(b)	120,547	72,060
Sandfire Resources Ltd.	51,999	150,440
Saracen Mineral Holdings Ltd.(b)	32,267	88,062
SEEK Ltd.	33,249	371,513
Seven Group Holdings Ltd.(a)	16,459	161,065
Shopping Centres Australasia Property Group	117,761	169,759
Southern Cross Media Group Ltd.	362,507	33,227
St Barbara Ltd.	70,486	115,592
Steadfast Group Ltd.	67,688	134,017
Super Retail Group Ltd.	45,614	186,976
Sydney Airport	84,750	346,396
Tassal Group Ltd.	45,999	112,740
TPG Telecom Ltd.	47,029	222,896
United Malt Grp Ltd.(b)	75,712	211,162
Virgin Australia International Holdings Pty. Ltd.(b)(c)	112,977	0
Viva Energy Group Ltd.(d)	272,834	256,856
Viva Energy REIT	59,775	93,400
Vocus Group Ltd.(b)	99,831	196,172
Washington H Soul Pattinson & Co. Ltd.(a)	13,882	167,987
Whitehaven Coal Ltd.	324,875	379,205
Worley Ltd.	52,197	299,643

		16,317,525

Austria-0.61%
ams AG(b)	12,975	168,985
CA Immobilien Anlagen AG	7,770	247,229
DO & CO AG	1,035	51,694
IMMOFINANZ AG(b)	14,489	267,882
Lenzing AG	3,548	202,856
Oesterreichische Post AG(a)	6,566	247,396
SIMMO AG	5,237	97,284
S&T AG(a)	3,672	80,600
Schoeller-Bleckmann Oilfield Equipment AG	2,218	65,593
UNIQA Insurance Group AG	12,684	85,302

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Austria-(continued)
Verbund AG	5,446	$246,712
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,165	103,980

		1,865,513

Belgium-1.58%
Ackermans & van Haaren N.V.	3,055	404,548
Aedifica S.A.	1,171	113,253
AGFA-Gevaert N.V.(b)	43,714	173,086
Barco N.V.	815	130,330
Befimmo S.A.	3,444	153,718
Bekaert S.A.	11,801	250,240
bpost S.A.	35,485	247,775
Cie d’Entreprises CFE	1,289	99,817
Cofinimmo S.A.	2,861	397,974
D’ieteren S.A./N.V.	6,562	327,744
Elia Group S.A./N.V.	3,713	427,019
Euronav N.V.	39,167	437,576
Fagron	4,444	100,173
Galapagos N.V.(b)	567	125,139
Gimv N.V.	1,765	96,854
Melexis N.V.	1,986	120,836
Ontex Group N.V.	25,868	471,748
Orange Belgium S.A.	5,823	96,817
Retail Estates N.V.	1,063	57,458
Telenet Group Holding N.V.	9,968	415,755
Warehouses De Pauw C.V.A.	7,500	205,369

		4,853,229

Cambodia-0.06%
NagaCorp.Ltd.	148,291	171,102

Canada-5.77%
Aecon Group, Inc.	22,784	250,813
Alamos Gold, Inc., Class A	40,743	328,830
Allied Properties REIT	11,834	379,656
Aphria, Inc.(a)(b)	30,988	110,213
Artis REIT	32,836	206,621
ATS Automation Tooling Systems, Inc.(b)	10,769	160,106
Aurora Cannabis, Inc.(a)(b)	61,068	44,846
B2Gold Corp.	61,660	312,528
Baytex Energy Corp.(b)	460,129	147,419
BlackBerry Ltd.(b)	78,701	336,574
Boardwalk REIT	8,718	166,897
Boyd Group Services, Inc.	960	135,366
BRP, Inc.	3,205	96,130
Canadian Western Bank	18,701	296,615
Canfor Corp.(b)	36,762	256,734
Canopy Growth Corp.(a)(b)	15,681	250,634
Cascades, Inc.	14,702	147,449
Centerra Gold, Inc.	38,202	306,122
Chartwell Retirement Residences(a)	31,746	204,334
Choice Properties REIT	26,425	240,098
Cineplex, Inc.	13,923	166,801
Cogeco Communications, Inc.	1,815	134,477
Colliers International Group, Inc.	2,633	144,811
Cominar REIT, Class U	48,044	293,670
Corus Entertainment, Inc., Class B	103,934	237,209
Descartes Systems Group, Inc. (The)(b)	2,645	111,422
Dollarama, Inc.	15,077	473,928
Dream Office REIT	13,826	216,207

	Shares	Value
Canada-(continued)
ECN Capital Corp.	32,677	$92,929
Eldorado Gold Corp.(b)	30,788	294,148
Element Fleet Management Corp.	42,841	316,770
Enerflex Ltd.	38,938	147,179
Enerplus Corp.	101,275	273,430
First Capital REIT	29,505	304,832
FirstService Corp.	1,447	125,380
Genworth MI Canada, Inc.	7,037	173,879
Granite REIT	5,759	263,705
Great Canadian Gaming Corp.(b)	5,582	108,951
Home Capital Group, Inc.(b)	13,335	178,862
Hudbay Minerals, Inc.(a)	134,998	330,461
IAMGOLD Corp.(b)	145,374	509,717
Innergex Renewable Energy, Inc.	12,509	168,234
Ivanhoe Mines Ltd., Class A(b)	46,068	96,849
Kelt Exploration Ltd.(b)	41,608	47,930
Kirkland Lake Gold Ltd.	6,465	267,825
Laurentian Bank of Canada	13,878	310,643
Maple Leaf Foods, Inc.	15,400	285,282
Martinrea International, Inc.	29,752	180,146
Mullen Group Ltd.	31,434	130,810
NFI Group, Inc.	14,338	164,341
Norbord, Inc.	13,886	225,743
North West Co., Inc. (The)	12,456	235,856
Northland Power, Inc.	14,239	306,216
Northview Apartment REIT(a)	6,616	167,669
Osisko Gold Royalties Ltd.	13,084	119,729
Pan American Silver Corp.	10,437	222,424
Paramount Resources Ltd., Class A(a)(b)	38,230	52,296
Pason Systems, Inc.	15,870	86,494
PrairieSky Royalty Ltd.	32,811	240,481
Premium Brands Holdings Corp.	3,111	188,011
Pretium Resources, Inc.(b)	17,467	133,680
Quebecor, Inc., Class B	13,738	299,794
Ritchie Bros. Auctioneers, Inc.	7,824	337,475
Russel Metals, Inc.	22,295	242,060
Secure Energy Services, Inc.(b)	66,192	59,570
SEMAFO, Inc.(b)	70,305	177,161
ShawCor Ltd.	20,064	29,469
Shopify, Inc., Class A(b)	494	313,973
SSR Mining, Inc.(b)	11,282	198,112
Stantec, Inc.	14,503	428,423
Stars Group, Inc. (The)(b)	17,756	496,393
Stella-Jones, Inc.	8,479	211,830
Superior Plus Corp.(a)	46,116	328,036
TMX Group Ltd.	6,030	523,530
TORC Oil & Gas Ltd.(b)	54,836	44,218
Torex Gold Resources, Inc.(b)	8,979	128,064
Toromont Industries Ltd.	7,328	345,046
TransAlta Renewables, Inc.	10,085	109,204
Transcontinental, Inc., Class A	23,960	217,528
Westshore Terminals Investment Corp.(a)	13,582	145,897
Winpak Ltd.	4,637	154,739

		17,697,934

China-1.28%
Asia Cement China Holdings Corp.	95,183	107,930
Budweiser Brewing Co. APAC Ltd.(b)(d)	79,648	214,153
CapitaLand Retail China Trust	136,703	129,374

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
China-(continued)
China Harmony New Energy Auto Holding Ltd.	269,395	$135,422
China Travel International Investment Hong Kong Ltd.	822,747	116,285
CITIC Telecom International Holdings Ltd.	328,712	121,326
FIH Mobile Ltd.(b)	1,454,704	164,280
Gemdale Properties & Investment Corp. Ltd.	906,943	142,957
Minth Group Ltd.	115,191	270,707
MMG Ltd.(b)	1,378,716	240,183
Nexteer Automotive Group Ltd.	285,553	147,261
Noble Group Ltd.(b)(c)	760,360	10,938
Road King Infrastructure Ltd.	50,276	77,434
Shui On Land Ltd.	461,472	81,306
SITC International Holdings Co. Ltd.	136,341	133,688
Sun Art Retail Group Ltd.	353,675	584,792
Tingyi Cayman Islands Holding Corp.	294,132	520,551
Uni-President China Holdings Ltd.	156,792	155,607
Xinyi Glass Holdings Ltd.	351,776	402,967
Xinyi Solar Holdings Ltd.	241,930	154,387

		3,911,548

Colombia-0.08%
Parex Resources, Inc.(b)	21,494	236,148

Denmark-1.48%
Alm Brand A/S	13,490	105,770
Chr. Hansen Holding A/S	5,824	501,791
D/S Norden A/S(b)	11,279	158,818
Demant A/S(a)(b)	6,746	161,205
Dfds A/S(b)	7,122	180,281
Drilling Co. of 1972 A/S (The)(b)	6,911	162,662
FLSmidth & Co. A/S(b)	15,720	413,967
Genmab A/S(b)	890	213,985
GN Store Nord A/S	5,525	252,536
H Lundbeck A/S	6,351	231,356
NKT A/S(b)	8,405	188,200
Ringkjoebing Landbobank A/S	2,952	184,645
Rockwool International A/S, Class B	834	175,111
Royal Unibrew A/S(b)	3,566	275,933
Scandinavian Tobacco Group A/S(d)	16,461	189,730
Schouw & Co. A/S	1,300	93,244
SimCorp.A/S	1,497	138,476
Sydbank A/S	13,803	229,623
Topdanmark A/S	5,954	240,410
Tryg A/S	16,780	444,221

		4,541,964

Egypt-0.13%
Centamin PLC	207,182	399,396

Faroe Islands-0.05%
Bakkafrost P/F	3,065	151,907

Finland-0.81%
Cargotec OYJ, Class B	16,014	349,575
Citycon OYJ(a)	11,739	77,532
Finnair OYJ(b)	15,789	62,984
Kemira OYJ	26,278	316,317
Kojamo OYJ	7,924	142,338
Metsa Board OYJ(a)	44,849	312,423
Outotec OYJ	22,942	95,739
Sanoma OYJ	10,879	98,424
TietoEVRY OYJ	13,659	332,726

	Shares	Value
Finland-(continued)
Uponor OYJ	8,765	$98,499
Valmet OYJ	21,225	485,878
YIT OYJ	22,870	125,248

		2,497,683

France-2.81%
Adevinta ASA, Class B(b)	8,336	69,130
Akka Technologies	1,725	55,265
Albioma S.A.	3,829	127,075
ALD S.A.(d)	9,303	90,687
Alten S.A.	2,905	209,047
Beneteau S.A.	10,054	63,926
BioMerieux	2,156	267,554
Carmila S.A.	4,705	60,398
CGG S.A.(b)	170,537	214,808
Cie Plastic Omnium S.A.	19,499	370,762
Coface S.A.(b)	16,838	98,853
Dassault Aviation S.A.	322	262,752
Derichebourg S.A.	31,806	89,531
Eramet(a)	6,042	191,916
Europcar Mobility Group(a)(d)	104,295	194,313
Fnac Darty S.A.(b)	7,802	251,409
Gaztransport Et Technigaz S.A.	1,608	116,594
Iliad S.A.	3,504	521,959
Ipsen S.A.	4,040	299,795
Ipsos	6,316	121,755
JCDecaux S.A.	13,862	287,263
Korian S.A.	9,797	329,216
Maisons du Monde S.A.(d)	16,444	148,502
Mercialys S.A.	22,948	178,709
Mersen S.A.	4,160	91,357
Metropole Television S.A.	11,573	128,787
Nexans S.A.	11,053	393,456
Nexity S.A.	9,758	299,262
Quadient	6,095	84,116
Rallye S.A.	12,733	108,643
Remy Cointreau S.A.(a)	2,499	278,642
Sartorius Stedim Biotech	508	121,854
SMCP S.A.(a)(b)(d)	12,939	60,940
Societe BIC S.A.	8,597	430,136
Sopra Steria Group	2,599	307,727
Tarkett S.A.	10,527	104,233
Television Francaise 1	46,236	226,472
Trigano S.A.	1,545	113,972
Ubisoft Entertainment S.A.(b)	6,675	496,572
Vallourec S.A.(a)(b)	182,453	216,927
Vicat S.A.	2,478	69,482
Virbac S.A.(b)	393	77,482
Worldline S.A.(b)(d)	5,702	387,090

		8,618,369

Georgia-0.02%
Bank of Georgia Group PLC	5,887	73,959

Germany-4.19%
1&1 Drillisch AG(a)	12,244	284,846
ADO Properties S.A.(a)(d)	5,814	163,023
alstria office REIT-AG	19,711	295,128
Bechtle AG	2,248	325,507
Bilfinger SE(a)	11,228	211,157
CANCOM SE.	3,176	161,828

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Germany-(continued)
Carl Zeiss Meditec AG, BR	1,401	$138,030
CECONOMY AG(b)	82,789	211,282
CTS Eventim AG& Co. KGaA	3,616	150,265
Delivery Hero SE(b)(d)	1,850	156,025
Deutsche EuroShop AG	13,540	195,168
Deutz AG	53,594	206,277
DIC Asset AG	7,460	98,705
Draegerwerk AG& Co. KGaA, Preference Shares(a)	2,967	247,956
Duerr AG(a)	16,816	392,684
DWS Group GmbH & Co. KGaA(d)	7,707	243,959
ElringKlinger AG(b)	12,652	68,942
Encavis AG	9,507	116,834
Evotec SE(b)	3,739	92,432
Fielmann AG	2,597	169,958
Fraport AG Frankfurt Airport Services Worldwide(a)	7,807	342,382
Gerresheimer AG	5,232	417,475
Grand City Properties S.A.	16,171	338,301
GRENKE AG(a)	1,678	117,626
Hamburger Hafen und Logistik AG	5,322	86,738
Hapag-Lloyd AG(d)	2,405	345,607
Heidelberger Druckmaschinen AG(a)(b)	108,143	76,992
Hornbach Holding AG& Co. KGaA	2,010	114,481
Jenoptik AG	6,812	140,569
Jungheinrich AG, Preference Shares	16,043	290,639
Kloeckner & Co. SE	57,933	236,683
Koenig & Bauer AG	6,371	131,050
Krones AG	4,681	282,247
KWS Saat SE & Co. KGaA	1,485	85,670
Leoni AG(b)	29,838	205,404
Nordex SE(b)	24,440	197,958
Norma Group SE	8,321	209,075
PATRIZIA AG	3,922	87,419
Pfeiffer Vacuum Technology AG	788	129,982
Puma SE.	4,704	295,638
Rational AG	177	85,457
Rocket Internet SE(b)(d)	10,576	222,758
Sartorius AG, Preference Shares	734	206,454
Schaeffler AG, Preference Shares	38,059	259,495
Scout24 AG(d)	4,800	313,869
SGL Carbon SE(a)(b)	21,386	66,173
Siltronic AG	3,341	286,824
Sixt SE(a)	2,495	168,475
Sixt SE, Preference Shares	3,179	146,765
Software AG	7,597	269,600
Stabilus S.A.	3,043	130,187
Stroeer SE & Co. KGaA(a)	2,153	136,421
Suedzucker AG	26,260	347,164
TAG Immobilien AG	16,850	368,193
TLG Immobilien AG	3,949	69,768
Traton SE(b)	16,785	253,046
Vossloh AG	2,016	76,180
Wacker Chemie AG	5,575	326,985
Wacker Neuson SE	11,049	136,994
Washtec AG	1,546	60,960
Wirecard AG(a)	3,206	317,442

	Shares	Value
Germany-(continued)
Zalando SE(b)(d)	8,576	$417,908
zooplus AG(b)	1,051	130,081

		12,859,141

Ghana-0.09%
Tullow Oil PLC(a)	873,033	285,541

Guernsey-0.03%
Sirius Real Estate Ltd.	115,404	102,623

Hong Kong-2.22%
ASM Pacific Technology Ltd.	39,525	400,036
Bank of East Asia Ltd. (The)	92,589	195,610
Brightoil Petroleum Holdings Ltd.(b)(c)	160,687	0
Cafe de Coral Holdings Ltd.	76,893	159,217
Cathay Pacific Airways Ltd.(a)	223,384	264,810
Champion REIT	421,496	246,722
Chow Sang Sang Holdings International Ltd.	79,029	80,055
Chow Tai Fook Jewellery Group Ltd.	303,863	259,479
CK Infrastructure Holdings Ltd.	62,223	369,474
Dah Sing Financial Holdings Ltd.	26,836	88,272
Dairy Farm International Holdings Ltd.	61,437	292,094
Fortune REIT	201,711	186,149
Guotai Junan International Holdings Ltd.	769,994	100,856
Haitong International Securities Group Ltd.	936,018	218,761
Hang Lung Group Ltd.	94,864	214,702
HKBN Ltd.	62,204	106,672
Johnson Electric Holdings Ltd.	60,449	100,354
Kerry Properties Ltd.	149,510	403,853
Li & Fung Ltd.	1,741,514	261,715
Luk Fook Holdings International Ltd.	39,352	83,873
Man Wah Holdings Ltd.	256,816	147,286
Mapletree North Asia Commercial Trust(d)	417,840	278,492
Melco International Development Ltd.	170,554	312,675
NWS Holdings Ltd.	257,718	267,337
Pacific Basin Shipping Ltd.	678,990	84,082
PCCW Ltd.	501,220	306,352
Sa Sa International Holdings Ltd.(a)	482,122	89,694
Shangri-La Asia Ltd.	321,792	264,218
Shun Tak Holdings Ltd.	686,040	235,291
Truly International Holdings Ltd.(b)	818,940	90,848
Value Partners Group Ltd.	226,730	91,249
Vitasoy International Holdings Ltd.	49,073	174,078
VTech Holdings Ltd.	34,267	257,641
Yue Yuen Industrial Holdings Ltd.	119,626	187,902

		6,819,849

India-0.06%
Rhi Magnesita N.V.	5,451	167,903

Indonesia-0.15%
First Pacific Co. Ltd.	363,941	75,583
Golden Agri-Resources Ltd.	3,429,077	380,007

		455,590

Ireland-0.43%
C&C Group PLC	52,844	129,977
Cairn Homes PLC	87,989	81,725
Dalata Hotel Group PLC	28,369	92,285
Glanbia PLC	35,294	374,205
Greencore Group PLC	119,423	274,456

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Ireland-(continued)
Hibernia REIT PLC	110,948	$143,395
UDG Healthcare PLC	28,600	226,549

		1,322,592

Israel-1.73%
Airport City Ltd.(b)	8,106	124,011
Alony Hetz Properties & Investments Ltd.	10,101	122,752
Amot Investments Ltd.	12,009	67,814
Azrieli Group Ltd.	3,458	206,330
Bezeq The Israeli Telecommunication Corp. Ltd.(b)	499,194	358,262
Cellcom Israel Ltd.(b)	30,656	113,760
Clal Insurance Enterprises Holdings Ltd.(b)	17,648	176,434
Delek Group Ltd.	2,972	137,002
Elbit Systems Ltd.	2,368	323,725
First International Bank of Israel Ltd.	10,251	255,647
Gazit-Globe Ltd.	16,757	124,559
Harel Insurance Investments & Financial Services Ltd.	40,466	261,005
Israel Corp. Ltd. (The)(b)	971	125,890
Melisron Ltd.	1,890	76,724
Mivne Real Estate KD Ltd.(b)	35,556	76,922
Mizrahi Tefahot Bank Ltd.	17,813	368,177
Nice Ltd.(b)	2,432	402,604
Oil Refineries Ltd.	529,001	147,321
Partner Communications Co. Ltd.(b)	24,730	108,656
Paz Oil Co. Ltd.	1,938	170,360
Phoenix Holdings Ltd. (The)	31,235	164,543
Plus500 Ltd.	32,989	520,342
Reit 1 Ltd.	18,268	91,579
Shikun & Binui Ltd.	28,201	118,218
Shufersal Ltd.	28,312	182,553
Strauss Group Ltd.	3,232	92,000
Tower Semiconductor Ltd.(b)	20,257	398,848

		5,316,038

Italy-2.59%
ACEA S.p.A.	9,380	156,677
Amplifon S.p.A.	5,018	114,926
Anima Holding S.p.A.(d)	64,943	229,614
ASTM S.p.A.	12,823	250,002
Autogrill S.p.A.	40,509	209,247
Azimut Holding S.p.A.	22,146	376,582
Banca Farmafactoring S.p.A.(d)	28,387	146,600
Banca Generali S.p.A.	8,464	210,072
Banca IFIS S.p.A.	13,707	133,994
Banca Mediolanum S.p.A.	54,633	333,306
Banca Popolare di Sondrio SCPA	61,071	96,791
Buzzi Unicem S.p.A.	12,681	248,414
Buzzi Unicem S.p.A., RSP	7,536	78,745
Cairo Communication S.p.A.	33,668	60,773
Cerved Group S.p.A.	27,659	188,283
Danieli & C. Officine Meccaniche S.p.A.	2,646	33,503
Danieli & C. Officine Meccaniche S.p.A., RSP	9,117	67,604
Davide Campari-Milano S.p.A.(a)	35,183	272,449
De Longhi S.p.A.	14,813	267,545
DiaSorin S.p.A.	1,061	180,476
Enav S.p.A.(d)	35,267	157,988
ERG S.p.A.	11,132	199,963
Fincantieri S.p.A.(a)	196,790	152,174
Freni Brembo S.p.A.(a)	27,183	231,192

	Shares	Value
Italy-(continued)
IMA Industria Macchine Automatiche S.p.A.(a)	2,781	$189,463
Infrastrutture Wireless Italiane S.p.A.(d)	17,243	182,347
Interpump Group S.p.A.	7,067	205,742
Iren S.p.A.	158,183	389,830
Maire Tecnimont S.p.A.(a)(b)	60,817	117,905
Mediaset S.p.A.(a)(b)	130,601	265,353
Moncler S.p.A.	9,134	343,153
Nexi S.p.A.(b)(d)	7,516	113,811
OVS S.p.A.(a)(b)(d)	141,184	121,237
Piaggio & C S.p.A.	50,680	116,015
PRADA S.p.A.	71,065	230,089
Recordati S.p.A.	7,959	345,823
Reply S.p.A.	1,411	98,601
Salini Impregilo S.p.A.(b)	128,438	189,915
Salvatore Ferragamo S.p.A.(a)	12,067	149,220
Societa Cattolica di Assicurazioni SC	53,587	295,523
Technogym S.p.A.(d)	7,866	57,983
Tods S.p.A.(a)	4,552	139,303

		7,948,233

Ivory Coast-0.04%
Endeavour Mining Corp.(b)	6,914	124,745

Japan-34.86%
77 Bank Ltd. (The)	15,618	209,283
ABC-Mart, Inc.	3,558	182,437
Acom Co. Ltd.	38,235	155,649
Adastria Co. Ltd.	8,517	120,342
ADEKA Corp.	19,200	243,030
Advantest Corp.	10,364	505,820
Aeon Delight Co. Ltd.	3,253	93,579
Aeon Mall Co. Ltd.	28,543	361,874
Aica Kogyo Co. Ltd.	9,141	266,342
Aida Engineering Ltd.	11,985	82,901
Aiful Corp.(b)	54,299	120,325
Ain Holdings, Inc.(a)	4,183	235,030
Akebono Brake Industry Co. Ltd.(b)	56,195	104,759
Alpen Co. Ltd.	6,389	98,646
Amano Corp.	10,220	210,115
Anritsu Corp.(a)	11,753	238,947
AOKI Holdings, Inc.	9,570	58,846
Aoyama Trading Co. Ltd.	36,006	307,670
Arata Corp.	4,313	179,092
Arcs Co. Ltd.	10,805	203,700
Ariake Japan Co. Ltd.	1,728	100,409
Asahi Holdings, Inc.	7,929	180,933
Asahi Intecc Co. Ltd.	4,141	110,272
Asics Corp.	44,571	426,358
ASKUL Corp.	3,764	106,878
Autobacs Seven Co. Ltd.	18,831	221,873
Avex, Inc.	13,744	104,856
Awa Bank Ltd. (The)	5,032	109,871
Azbil Corp.	17,659	467,108
Bank of Kyoto Ltd. (The)(a)	13,405	461,407
Benesse Holdings, Inc.	18,007	513,547
Bic Camera, Inc.	50,474	470,093
BML, Inc.	3,447	88,886
Bunka Shutter Co. Ltd.	13,015	95,537
Calbee, Inc.	10,355	314,712
Canon Electronics, Inc.	5,206	76,935

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Japan-(continued)
Canon Marketing Japan, Inc.	10,883	$211,777
Capcom Co. Ltd.	5,222	159,737
Central Glass Co. Ltd.	8,969	154,326
Chiyoda Corp.(a)(b)	57,878	131,685
Chudenko Corp.(a)	4,956	100,878
Chugoku Bank Ltd. (The)	20,678	191,171
Chugoku Marine Paints Ltd.	10,574	80,946
Citizen Watch Co. Ltd.(a)	130,568	463,065
CKD Corp.	9,123	153,900
CMK Corp.(b)	17,502	67,990
cocokara fine, Inc.	6,107	288,667
Colowide Co. Ltd.	8,199	113,881
COMSYS Holdings Corp.	21,523	598,992
CONEXIO Corp.	6,917	93,911
Cosmo Energy Holdings Co. Ltd.	30,239	457,127
Cosmos Pharmaceutical Corp.	1,101	295,025
Create SD Holdings Co. Ltd.	4,041	115,824
CyberAgent, Inc.	8,717	367,781
Daibiru Corp.	7,635	70,754
Daido Metal Co. Ltd.	14,300	71,673
Daido Steel Co. Ltd.	9,866	328,971
Daifuku Co. Ltd.	7,685	537,173
Daihen Corp.	4,516	129,726
Daiho Corp.	5,409	113,850
Daiichikosho Co. Ltd.	7,123	215,408
Daio Paper Corp.	17,634	243,068
Daiseki Co. Ltd.	4,875	108,133
Daishi Hokuetsu Financial Group, Inc.	5,390	117,386
Daiwabo Holdings Co. Ltd.	9,434	585,756
DCM Holdings Co. Ltd.	32,205	317,184
DeNA Co. Ltd.	23,216	286,208
Descente Ltd.(b)	7,383	98,834
Dexerials Corp.	14,519	95,772
Disco Corp.	2,181	491,647
DMG Mori Co. Ltd.	26,429	273,090
Doutor Nichires Holdings Co. Ltd.	6,248	95,595
Dowa Holdings Co. Ltd.	15,907	444,479
DTS Corp.	5,961	114,614
Duskin Co. Ltd.	7,014	182,204
DyDo Group Holdings, Inc.(a)	3,708	146,688
Eagle Industry Co. Ltd.	11,231	71,285
Earth Corp.	2,361	137,396
EDION Corp.	31,254	273,042
Eizo Corp.	3,930	118,705
Exedy Corp.	11,265	182,688
Ezaki Glico Co. Ltd.	9,733	426,343
Fancl Corp.	3,626	87,353
FCC Co. Ltd.	10,874	155,823
Foster Electric Co. Ltd.	8,638	94,396
FP Corp.	2,884	217,330
Fuji Corp.(a)	15,531	261,344
Fuji Media Holdings, Inc.	20,189	202,160
Fuji Oil Holdings, Inc.(a)	9,661	224,528
Fuji Seal International, Inc.	9,147	159,913
Fuji Soft, Inc.	4,225	149,805
Fujitec Co. Ltd.	13,482	194,033
Fujitsu General Ltd.	9,327	155,355
Fukuyama Transporting Co. Ltd.	3,052	106,885
Furukawa Co. Ltd.	7,491	77,243
Futaba Industrial Co. Ltd.	22,846	109,199

	Shares	Value
Japan-(continued)
Fuyo General Lease Co. Ltd.	2,776	$139,350
Geo Holdings Corp.	14,840	195,649
Glory Ltd.	10,333	233,968
GMO internet, Inc.(a)	7,436	163,045
Godo Steel Ltd.	3,868	73,551
Gree, Inc.	24,037	95,163
GS Yuasa Corp.	25,092	358,898
GungHo Online Entertainment, Inc.	8,726	135,809
Gunma Bank Ltd. (The)	94,370	303,319
Gunze Ltd.	3,572	121,816
H.I.S. Co. Ltd.	10,826	144,761
H2O Retailing Corp.(a)	32,416	255,569
Hachijuni Bank Ltd. (The)	87,161	312,025
Hamakyorex Co. Ltd.	3,445	94,679
Hamamatsu Photonics K.K	8,484	373,005
Hanwa Co. Ltd.	13,942	223,872
Hazama Ando Corp.	64,589	406,032
Heiwa Corp.	13,892	235,497
Heiwa Real Estate Co. Ltd.	5,099	137,941
Heiwado Co. Ltd.	7,086	121,075
Hikari Tsushin, Inc.	1,994	388,446
Hirata Corp.	2,074	100,641
Hiroshima Bank Ltd. (The)	36,073	150,394
Hisamitsu Pharmaceutical Co., Inc.	9,185	432,965
Hitachi Capital Corp.	9,224	179,964
Hitachi Chemical Co. Ltd.	3,453	148,472
Hitachi Transport System Ltd.	11,034	270,767
Hitachi Zosen Corp.	89,373	298,576
Hogy Medical Co. Ltd.	3,658	114,213
Hokkaido Electric Power Co., Inc.	70,135	269,296
Hokkoku Bank Ltd. (The)	4,393	130,715
Hokuetsu Corp.	27,932	110,633
Hokuhoku Financial Group, Inc.	21,045	171,487
Hokuriku Electric Power Co.	57,788	390,654
Hokuto Corp.	4,933	88,594
Horiba Ltd.	6,232	332,663
Hoshizaki Corp.	4,542	348,054
Hosiden Corp.	19,396	167,244
House Foods Group, Inc.	12,164	383,100
Hulic Co. Ltd.	42,273	418,371
Ibiden Co. Ltd.	20,894	537,959
Idec Corp.	5,479	80,684
IDOM Inc.	19,876	80,454
Inaba Denki Sangyo Co. Ltd.	11,316	242,156
Inabata & Co. Ltd.	8,768	98,298
Internet Initiative Japan, Inc.	4,724	163,370
IRISO Electronics Co. Ltd.	2,724	76,250
Ishihara Sangyo Kaisha Ltd.	20,348	122,195
Ito En Ltd.(a)	7,537	418,938
Itochu Enex Co. Ltd.	10,398	77,387
Itochu Techno-Solutions Corp.	9,926	303,682
Itoham Yonekyu Holdings, Inc.	23,040	134,283
Iwatani Corp.(a)	8,058	276,186
Iyo Bank Ltd. (The)	36,960	198,604
Izumi Co. Ltd.	13,455	397,181
Jaccs Co. Ltd.	7,818	130,643
Jafco Co. Ltd.	6,145	199,080
Japan Airport Terminal Co. Ltd.	5,022	205,987
Japan Aviation Electronics Industry Ltd.	11,760	153,708
Japan Display, Inc.(b)	526,391	213,194

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Japan-(continued)
Japan Lifeline Co. Ltd.	6,744	$79,760
Japan Petroleum Exploration Co. Ltd.	13,096	226,925
Japan Steel Works Ltd. (The)	18,627	229,670
Japan Wool Textile Co. Ltd. (The)	10,958	96,623
Jeol Ltd.	3,449	102,557
Juki Corp.	14,874	82,126
JVCKenwood Corp.	128,010	205,466
Kadokawa Corp.	10,250	148,792
Kaga Electronics Co. Ltd.	6,967	127,098
Kagome Co. Ltd.	10,774	275,287
Kakaku.com, Inc.	5,913	120,552
Kaken Pharmaceutical Co. Ltd.	5,030	275,905
Kamigumi Co. Ltd.	21,969	388,142
Kanamoto Co. Ltd.(a)	10,341	201,721
Kandenko Co. Ltd.	34,294	288,707
Kanematsu Corp.	18,212	181,068
Kansai Mirai Financial Group, Inc.	20,561	69,718
Kansai Paint Co. Ltd.	22,372	428,835
Kanto Denka Kogyo Co. Ltd.	9,520	76,347
Keihan Holdings Co. Ltd.	12,412	560,064
Keihin Corp.	13,700	327,591
Kenedix, Inc.	21,726	99,054
KH Neochem Co. Ltd.	7,340	128,308
Kinden Corp.	27,238	442,310
Kintetsu World Express, Inc.	14,343	209,994
Kissei Pharmaceutical Co. Ltd.	5,572	132,581
Kitz Corp.	13,715	84,821
Kiyo Bank Ltd. (The)	7,964	118,452
Kobayashi Pharmaceutical Co. Ltd.	3,878	358,885
Koei Tecmo Holdings Co. Ltd.	4,513	119,618
Kohnan Shoji Co. Ltd.	7,780	181,904
KOKUYO Co. Ltd.	15,986	196,025
Komeri Co. Ltd.	10,555	206,002
Konami Holdings Corp.(a)	11,701	369,467
Konoike Transport Co. Ltd.	7,107	77,169
Kose Corp.	2,253	281,352
Kumagai Gumi Co. Ltd.	11,926	262,603
Kumiai Chemical Industry Co. Ltd.(a)	13,986	112,917
Kureha Corp.	5,165	209,953
Kurita Water Industries Ltd.	18,616	523,316
Kusuri no Aoki Holdings Co. Ltd.	1,784	140,304
KYB Corp.(b)	10,530	210,947
Kyoei Steel Ltd.	8,742	112,023
KYORIN Holdings, Inc.	8,983	188,506
Kyoritsu Maintenance Co. Ltd.	3,747	92,470
Kyowa Exeo Corp.	21,571	529,270
Kyudenko Corp.	10,667	299,294
Kyushu Financial Group, Inc.	81,581	344,218
Leopalace21 Corp.(b)	128,945	287,146
LINE Corp.(b)	1,884	93,262
Lintec Corp.	11,564	249,204
Lion Corp.	27,685	580,618
LIXIL VIVA Corp.	5,664	97,103
M3, Inc.	6,143	221,719
Mabuchi Motor Co. Ltd.	10,778	336,164
Macnica Fuji Electronics Holdings, Inc.	16,363	224,135
Maeda Corp.	45,411	367,439
Maeda Road Construction Co. Ltd.	6,297	117,254
Makino Milling Machine Co. Ltd.	7,610	218,945
Mandom Corp.	5,683	110,296

	Shares	Value
Japan-(continued)
Maruha Nichiro Corp.	19,440	$409,285
Maruichi Steel Tube Ltd.	12,928	292,704
Matsui Securities Co. Ltd.(a)	16,047	117,744
Matsumotokiyoshi Holdings Co. Ltd.	14,535	504,277
Max Co. Ltd.	7,190	107,595
Maxell Holdings Ltd.	15,797	146,405
MCJ Co. Ltd.	14,373	95,721
Mebuki Financial Group, Inc.	234,647	495,538
Megmilk Snow Brand Co. Ltd.	13,212	301,853
Meidensha Corp.	15,069	235,317
Meitec Corp.	3,454	153,120
Miraca Holdings, Inc.	16,399	411,783
Mirait Holdings Corp.	19,681	256,989
MISUMI Group, Inc.	22,884	549,908
Mitsubishi Logisnext Co. Ltd.	14,899	140,588
Mitsubishi Logistics Corp.	14,708	326,047
Mitsui-Soko Holdings Co. Ltd.	7,560	103,081
Miura Co. Ltd.	6,159	253,112
Mizuho Leasing Co. Ltd.	5,292	102,543
Mizuno Corp.	4,565	79,727
Mochida Pharmaceutical Co. Ltd.	4,056	158,473
Modec, Inc.	7,204	103,129
Monex Group, Inc.(a)	52,049	102,691
Morinaga & Co. Ltd.	5,357	220,437
Morinaga Milk Industry Co. Ltd.	13,308	516,481
MOS Food Services, Inc.	3,149	79,651
Musashi Seimitsu Industry Co. Ltd.	15,590	127,609
Nabtesco Corp.	18,084	521,261
Nachi-Fujikoshi Corp.	5,541	161,659
Nagase & Co. Ltd.	13,328	161,374
Nankai Electric Railway Co. Ltd.	16,263	364,019
Nanto Bank Ltd. (The)	4,407	92,604
NEC Networks & System Integration Corp.	4,332	187,189
NET One Systems Co. Ltd.	10,119	292,152
Nexon Co. Ltd.	25,180	408,708
NHK Spring Co. Ltd.	40,047	264,569
Nichias Corp.	12,230	247,554
Nichicon Corp.	18,299	121,187
Nichiha Corp.	6,931	128,159
NichiiGakkan Co. Ltd.	12,372	125,579
Nichi-iko Pharmaceutical Co. Ltd.	16,633	216,501
Nichirei Corp.	20,946	524,018
Nifco, Inc.	16,697	324,384
Nihon Kohden Corp.	8,911	319,958
Nihon M&A Center, Inc.	2,703	89,197
Nihon Parkerizing Co. Ltd.	15,293	158,028
Nihon Unisys Ltd.	7,078	205,361
Nikkiso Co. Ltd.	18,658	146,611
Nikkon Holdings Co. Ltd.	9,109	177,783
Nippo Corp.	13,059	295,142
Nippon Chemi-Con Corp.	9,486	108,426
Nippon Densetsu Kogyo Co. Ltd.	5,190	102,747
Nippon Flour Mills Co. Ltd.	7,521	118,841
Nippon Gas Co. Ltd.	6,581	217,859
Nippon Kayaku Co. Ltd.	34,257	332,679
Nippon Koei Co. Ltd.	4,041	116,973
Nippon Light Metal Holdings Co. Ltd.	221,702	353,779
Nippon Sheet Glass Co. Ltd.(b)	64,110	205,959
Nippon Shinyaku Co. Ltd.	2,582	181,790
Nippon Shokubai Co. Ltd.	8,974	426,954

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Japan-(continued)
Nippon Signal Co. Ltd.	12,087	$113,181
Nippon Soda Co. Ltd.	5,642	145,330
Nippon Steel Trading Corp.	4,333	137,514
Nippon Television Holdings, Inc.	9,034	101,380
Nippon Thompson Co. Ltd.	26,692	93,314
Nippon Yakin Kogyo Co. Ltd.(a)	7,552	117,334
Nipro Corp.	36,847	414,178
Nishimatsu Construction Co. Ltd.	22,366	426,559
Nishimatsuya Chain Co. Ltd.	14,709	116,855
Nishi-Nippon Financial Holdings, Inc.	32,334	189,301
Nishi-Nippon Railroad Co. Ltd.	8,197	202,443
Nishio Rent All Co. Ltd.	5,972	123,895
Nissan Chemical Corp.	11,695	448,686
Nissha Co. Ltd.	18,640	136,520
Nisshin Oillio Group Ltd. (The)	6,060	200,328
Nisshinbo Holdings, Inc.	50,995	358,554
Nissin Electric Co. Ltd.	11,082	104,354
Nissin Kogyo Co. Ltd.	9,759	202,521
Nitto Boseki Co. Ltd.(a)	3,050	146,335
Nitto Kogyo Corp.	6,019	102,107
NOF Corp.	10,168	338,031
Nojima Corp.	7,948	138,628
NOK Corp.	24,865	289,676
Nomura Co. Ltd.	10,259	78,934
Nomura Research Institute Ltd.	21,292	519,880
Noritake Co. Ltd.	2,261	74,356
North Pacific Bank Ltd.	58,081	104,177
NS Solutions Corp.	4,667	116,971
NSD Co. Ltd.	6,234	89,453
Obic Co. Ltd.	2,396	360,078
Ogaki Kyoritsu Bank Ltd. (The)	5,248	107,401
Okamura Corp.	16,961	123,365
Okasan Securities Group, Inc.	26,654	80,969
Oki Electric Industry Co. Ltd.(a)	29,226	283,296
Okinawa Electric Power Co., Inc. (The)	8,829	162,734
OKUMA Corp.	7,425	283,187
Okumura Corp.	7,459	160,883
Onward Holdings Co. Ltd.	36,794	115,728
Open House Co. Ltd.	7,004	153,987
Oracle Corp. Japan	2,686	277,081
Orient Corp.	136,811	157,295
Osaka Soda Co. Ltd.	3,725	84,990
OSG Corp.	16,917	221,270
Otsuka Corp.	11,852	533,509
Outsourcing, Inc.	17,905	85,669
Pacific Industrial Co. Ltd.	11,016	93,626
Paltac Corp.	6,335	332,179
Paramount Bed Holdings Co. Ltd.	3,898	161,533
Park24 Co. Ltd.	15,934	254,308
Pasona Group, Inc.	8,701	86,973
Penta-Ocean Construction Co. Ltd.	96,076	490,194
Persol Holdings Co. Ltd.	34,212	399,977
Pigeon Corp.	7,430	264,976
Pilot Corp.	4,498	151,343
Piolax, Inc.	5,731	85,485
Plenus Co. Ltd.	4,984	82,419
Pola Orbis Holdings, Inc.	10,577	188,473
Pressance Corp.	9,866	102,160
Prima Meat Packers Ltd.	9,928	226,649
Qol Holdings Co. Ltd.	7,010	78,175

	Shares	Value
Japan-(continued)
Raito Kogyo Co. Ltd.	9,807	$123,113
Raiznext Corp.	8,196	91,006
Relia, Inc.	7,090	75,443
Relo Group, Inc.	7,616	166,436
Rengo Co. Ltd.	75,187	593,200
Resorttrust, Inc.	15,495	160,460
Restar Holdings Corp.(a)	7,259	117,793
Ricoh Leasing Co. Ltd.	2,776	74,307
Rinnai Corp.	6,543	497,254
Rohto Pharmaceutical Co. Ltd.	9,196	268,713
Round One Corp.	16,403	135,019
Royal Holdings Co. Ltd.(a)	5,652	94,345
Ryobi Ltd.	7,078	83,947
Ryohin Keikaku Co. Ltd.	34,969	418,734
Ryoyo Electro Corp.	5,825	131,935
S Foods, Inc.	6,933	147,781
Saizeriya Co. Ltd.	5,093	102,589
Sakata INX Corp.	9,432	84,603
Sakata Seed Corp.	3,760	122,193
SAMTY Co. Ltd.	5,925	77,386
San-A Co. Ltd.	2,841	114,905
Sanden Holdings Corp.(b)	19,586	62,902
Sangetsu Corp.	8,576	128,502
San-In Godo Bank Ltd. (The)	18,819	99,013
Sanken Electric Co. Ltd.	7,469	157,872
Sanki Engineering Co. Ltd.	13,545	154,340
Sankyo Co. Ltd.	11,153	308,136
Sankyu, Inc.	11,605	449,239
Sanoh Industrial Co. Ltd.	9,966	64,937
Sanrio Co. Ltd.(a)	8,872	132,448
Sanwa Holdings Corp.	48,508	380,446
Sanyo Chemical Industries Ltd.	3,161	125,793
Sanyo Denki Co. Ltd.	2,281	100,792
Sanyo Special Steel Co. Ltd.	11,326	99,795
Sapporo Holdings Ltd.	24,310	466,238
Sato Holdings Corp.	5,113	106,030
Sawai Pharmaceutical Co. Ltd.	6,251	342,278
SCREEN Holdings Co. Ltd.(a)	7,165	348,426
SCSK Corp.	4,636	209,342
Seiko Holdings Corp.	11,905	199,132
Seiren Co. Ltd.	6,460	76,648
Senko Group Holdings Co. Ltd.	22,297	181,832
Senshu Ikeda Holdings, Inc.	62,248	97,169
Seven Bank Ltd.	122,119	331,521
Shibuya Corp.	3,807	94,235
Shiga Bank Ltd. (The)	6,066	143,054
Shikoku Electric Power Co., Inc.	52,825	408,930
Shima Seiki Manufacturing Ltd.	9,383	142,738
Shimachu Co. Ltd.	12,839	323,070
Shimamura Co. Ltd.	7,854	496,599
Shinko Electric Industries Co. Ltd.	13,060	164,414
Shinmaywa Industries Ltd.	18,838	192,519
Ship Healthcare Holdings, Inc.	7,791	353,737
SHO-BOND Holdings Co. Ltd.	3,523	143,209
Shochiku Co. Ltd.	1,074	117,492
Shoei Foods Corp.	2,703	98,739
Showa Corp.	11,423	240,610
Siix Corp.	12,842	105,602
SKY Perfect JSAT Holdings, Inc.	31,591	119,612
Skylark Holdings Co. Ltd.(a)	33,744	505,521

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Japan-(continued)
Sodick Co. Ltd.	13,461	$93,640
Sohgo Security Services Co. Ltd.	8,951	430,167
Sotetsu Holdings, Inc.	11,516	296,059
Square Enix Holdings Co. Ltd.	7,796	319,252
Star Micronics Co. Ltd.	7,536	83,985
Starts Corp., Inc.	5,631	109,725
Sugi Holdings Co. Ltd.	6,422	386,830
Sumitomo Bakelite Co. Ltd.	7,810	203,873
Sumitomo Dainippon Pharma Co. Ltd.	28,894	401,477
Sumitomo Forestry Co. Ltd.	33,220	415,724
Sumitomo Mitsui Construction Co. Ltd.	70,800	294,391
Sumitomo Osaka Cement Co. Ltd.	11,492	378,707
Sumitomo Riko Co. Ltd.	12,296	66,384
Sumitomo Warehouse Co. Ltd. (The)	11,462	132,219
Sundrug Co. Ltd.	13,422	461,965
Suruga Bank Ltd.(a)	110,363	384,521
Sushiro Global Holdings Ltd.	8,227	129,019
SWCC Showa Holdings Co. Ltd.	9,520	97,938
Tadano Ltd.	37,167	285,588
Taikisha Ltd.	4,764	140,557
Taisho Pharmaceutical Holdings Co. Ltd.	8,146	509,441
Taiyo Holdings Co. Ltd.	2,636	108,287
Taiyo Nippon Sanso Corp.	19,800	309,354
Taiyo Yuden Co. Ltd.	15,969	448,120
Takara Holdings, Inc.(a)	39,412	291,762
Takara Leben Co. Ltd.	25,367	84,218
Takasago Thermal Engineering Co. Ltd.	12,785	204,445
Takeuchi Manufacturing Co. Ltd.	7,857	113,880
Takuma Co. Ltd.	15,331	168,550
Tamura Corp.	22,282	91,976
TechnoPro Holdings, Inc.	2,529	144,153
T-Gaia Corp.	8,717	174,293
TKC Corp.	1,884	93,726
Toa Corp.(a)	9,168	121,493
Toagosei Co. Ltd.	14,965	137,093
Tocalo Co. Ltd.	8,628	85,709
Toda Corp.	39,477	230,939
Toei Co. Ltd.	1,121	139,993
Toho Co. Ltd.	13,689	450,728
Toho Gas Co. Ltd.	14,470	711,761
Toho Holdings Co. Ltd.	16,375	341,537
Toho Zinc Co. Ltd.(b)	10,880	134,782
Tokai Carbon Co. Ltd.	34,805	289,571
TOKAI Holdings Corp.	15,354	139,644
Tokai Rika Co. Ltd.	14,665	188,431
Tokai Tokyo Financial Holdings, Inc.	99,880	213,732
Token Corp.(a)	1,623	111,819
Tokuyama Corp.	20,483	436,305
Tokyo Broadcasting System Holdings, Inc.	10,150	158,890
Tokyo Century Corp.	8,871	302,808
Tokyo Dome Corp.	26,020	192,204
Tokyo Ohka Kogyo Co. Ltd.	5,818	250,383
Tokyo Seimitsu Co. Ltd.	6,721	219,195
Tokyo Steel Manufacturing Co. Ltd.	22,812	146,648
Tokyu Construction Co. Ltd.	33,556	175,400
Tomy Co. Ltd.	23,616	191,485
Topcon Corp.	21,512	177,915
Toppan Forms Co. Ltd.	13,506	119,295
Topre Corp.	12,465	146,165
Toshiba Machine Co. Ltd.	4,874	96,557

	Shares	Value
Japan-(continued)
Toshiba TEC Corp.	6,050	$198,032
Totetsu Kogyo Co. Ltd.	3,110	81,053
Towa Pharmaceutical Co. Ltd.	5,248	108,110
Toyo Construction Co. Ltd.	29,441	119,001
Toyo Engineering Corp.(b)	18,339	64,872
Toyo Ink SC Holdings Co. Ltd.	6,083	116,479
Toyo Tire Corp.	32,065	382,817
Toyobo Co. Ltd.	30,688	360,875
Toyota Boshoku Corp.	26,679	333,213
TPR Co. Ltd.	5,721	67,132
Trancom Co. Ltd.	1,165	77,186
Transcosmos, Inc.	6,056	122,575
Trusco Nakayama Corp.	8,246	179,442
TS Tech Co. Ltd.	14,296	389,569
Tsubaki Nakashima Co. Ltd.	14,740	104,281
Tsubakimoto Chain Co.	5,843	137,289
Tsumura & Co.	13,341	372,278
TV Asahi Holdings Corp.	6,892	103,104
UACJ Corp.	13,086	213,193
Uchida Yoko Co. Ltd.	2,157	94,758
Ulvac, Inc.	11,723	325,287
Unipres Corp.	12,228	107,996
United Arrows Ltd.	7,010	110,452
United Super Markets Holdings, Inc.	10,531	103,377
Unitika Ltd.(a)(b)	55,813	168,476
Unizo Holdings Co. Ltd.(b)	599	33,497
Ushio, Inc.	25,152	267,362
USS Co. Ltd.	20,923	332,816
Valor Holdings Co. Ltd.	10,605	198,019
Wacoal Holdings Corp.	10,266	208,883
Wacom Co. Ltd.	29,571	103,638
Welcia Holdings Co. Ltd.	5,507	399,629
World Co. Ltd.	7,964	94,277
Yamaguchi Financial Group, Inc.	53,791	290,617
Yamato Kogyo Co. Ltd.	10,674	212,575
Yaoko Co. Ltd.	3,562	220,940
Yellow Hat Ltd.	7,729	107,648
Yokogawa Bridge Holdings Corp.	6,421	113,229
Yokohama Reito Co. Ltd.	10,792	91,578
Yoshinoya Holdings Co. Ltd.	8,775	183,977
Yuasa Trading Co. Ltd.	3,422	92,737
Zenkoku Hosho Co. Ltd.	4,854	142,513
Zensho Holdings Co. Ltd.(a)	15,516	309,928
Zeon Corp.	35,099	310,175
ZERIA Pharmaceutical Co. Ltd.	5,139	100,014
Zojirushi Corp.(a)	5,652	82,718
ZOZO, Inc.	5,645	91,075

		106,965,291

Jordan-0.15%
Hikma Pharmaceuticals PLC	14,844	443,747

Kazakhstan-0.06%
KAZ Minerals PLC(a)	32,793	171,493

Luxembourg-0.14%
Eurofins Scientific SE	793	438,629

Macau-0.33%
MGM China Holdings Ltd.	124,927	155,491

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Macau-(continued)
SJM Holdings Ltd.	420,250	$405,812
Wynn Macau Ltd.	256,325	447,274

		1,008,577

Mexico-0.08%
Fresnillo PLC	26,498	237,907

Mongolia-0.06%
Turquoise Hill Resources Ltd.(b)	384,760	188,370

Netherlands-1.76%
Adyen N.V.(b)(d)	206	202,541
AMG Advanced Metallurgical Group N.V.(a)	7,057	118,842
Arcadis N.V.	15,771	245,118
ASM International N.V.	3,209	353,063
BE Semiconductor Industries N.V.	8,229	338,537
Corbion N.V.	4,334	154,991
Eurocommercial Properties N.V., CVA	11,035	122,558
Euronext N.V.(d)	4,557	382,332
Flow Traders(d)	6,783	225,854
Fugro N.V., CVA(a)(b)	29,832	111,095
GrandVision N.V.(d)	4,843	128,370
IMCD N.V.	4,131	365,232
Intertrust N.V.(d)	13,445	211,764
Just Eat Takeaway.com N.V.(b)(d)	2,143	218,625
Koninklijke Vopak N.V.	9,862	568,393
NIBC Holding N.V.(d)	11,208	84,091
NSI N.V.	1,653	66,446
OCI N.V.(b)	16,674	201,807
PostNL N.V.	321,881	553,161
Sligro Food Group N.V.	5,189	80,592
TKH Group N.V., CVA	7,629	268,229
TomTom N.V.(b)	13,671	107,812
Vastned Retail N.V.	3,746	68,766
Wereldhave N.V.(a)	23,663	207,345

		5,385,564

New Zealand-0.88%
a2 Milk Co. Ltd.(b)	10,691	128,008
Air New Zealand Ltd.	55,637	45,611
Auckland International Airport Ltd.	83,448	310,350
Chorus Ltd.	66,621	291,132
Contact Energy Ltd.	89,239	340,420
EBOS Group Ltd.	6,857	93,367
Fisher & Paykel Healthcare Corp. Ltd.	19,625	328,856
Goodman Property Trust	62,892	86,027
Infratil Ltd.	32,174	90,437
Kiwi Property Group Ltd.	92,277	53,821
Mercury NZ Ltd.	71,205	199,440
Meridian Energy Ltd.	123,024	337,649
Metlifecare Ltd.	23,252	59,476
Ryman Healthcare Ltd.	22,503	163,790
SKYCITY Entertainment Group Ltd.	54,939	90,160
Z Energy Ltd.	48,091	91,192

		2,709,736

Norway-1.10%
Aker BP ASA	14,160	235,687
Aker Solutions ASA(a)(b)	164,451	108,620
Austevoll Seafood ASA	24,576	192,264
BW Offshore Ltd.(b)	35,796	101,578
DNO ASA(a)	249,447	113,672

	Shares	Value
Norway-(continued)
Elkem ASA(d)	94,051	$158,200
Entra ASA(d)	23,157	292,308
Frontline Ltd.	26,030	246,557
Grieg Seafood ASA	6,781	66,751
Kongsberg Gruppen ASA	7,959	102,646
Leroy Seafood Group ASA	46,369	246,919
Norwegian Air Shuttle ASA(a)(b)	26,103	13,073
Norwegian Finans Holding ASA(b)	20,321	109,265
Ocean Yield ASA	20,153	52,554
PGS ASA(b)	170,870	61,780
Salmar ASA	6,983	273,319
Schibsted ASA, Class A	4,990	106,152
Schibsted ASA, Class B	6,062	118,102
SpareBank 1 SMN	15,467	113,359
SpareBank 1 SR-Bank ASA	18,880	120,361
TGS NOPEC Geophysical Co. ASA	18,639	287,166
TOMRA Systems ASA.	5,388	179,467
Veidekke ASA	8,324	74,447

		3,374,247

Peru-0.02%
Hochschild Mining PLC	36,797	64,655

Poland-0.82%
Alior Bank S.A.(a)(b)	39,610	144,144
Bank Millennium S.A.(b)	62,519	42,483
CCC S.A.(a)	6,034	75,506
Cyfrowy Polsat S.A.	28,852	178,080
Grupa Lotos S.A.	27,771	418,193
Jastrzebska Spolka Weglowa S.A.(a)	57,229	189,190
KRUK S.A.	2,619	49,393
LPP S.A.	81	127,139
mBank S.A.(b)	1,545	81,706
Orange Polska S.A.(b)	117,529	197,956
PGE Polska Grupa Energetyczna S.A.(b)	150,677	149,980
PLAY Communications S.A.(d)	26,361	211,848
Polskie Gornictwo Naftowe i Gazownictwo S.A.	438,324	393,006
Santander Bank Polska S.A.	4,541	178,738
Tauron Polska Energia S.A.(b)	280,303	76,690

		2,514,052

Portugal-0.39%
Altri SGPS S.A.	14,924	78,789
CTT-Correios de Portugal S.A.	76,589	180,359
Mota-Engil SGPS S.A.	72,357	91,140
Navigator Co. S.A. (The)	98,500	256,124
NOS, SGPS S.A.	72,170	269,079
REN - Redes Energeticas Nacionais SGPS S.A.	50,679	137,384
Sonae SGPS S.A.	251,528	197,257

		1,210,132

Singapore-1.84%
AIMS APAC REIT	100,662	81,383
Ascendas India Trust	79,475	71,274
Ascott Residence Trust	179,744	113,607
BOC Aviation Ltd.(d)	30,252	198,871
BW LPG Ltd.(d)	35,829	123,128
CapitaLand Commercial Trust	292,778	331,254
CDL Hospitality Trusts	145,264	99,932
ESR-REIT	294,087	69,736

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Singapore-(continued)
Ezion Holdings Ltd., Wts., expiring 04/16/2023(b)(c)	177,436	$0
Ezra Holdings Ltd.(b)(c)	1,165,297	0
First Resources Ltd.	80,001	71,350
Frasers Centrepoint Trust	72,759	109,207
Frasers Logistics & Industrial Trust(d)	327,899	243,329
IGG, Inc.	186,957	118,034
Jardine Cycle & Carriage Ltd.	21,197	299,493
Keppel DC REIT	69,236	114,924
Keppel Infrastructure Trust	337,598	117,496
Keppel REIT	264,557	197,130
Manulife US Real Estate Investment Trust(d)	148,964	107,175
Mapletree Commercial Trust	214,813	295,627
Mapletree Industrial Trust	142,304	255,992
Mapletree Logistics Trust	246,122	311,038
NetLink NBN Trust(d)	338,216	239,082
SATS Ltd.	100,393	230,853
Sembcorp Industries Ltd.	231,868	265,958
Sembcorp Marine Ltd.(b)	235,157	123,879
Singapore Exchange Ltd.	70,377	481,108
Singapore Post Ltd.	176,037	90,574
StarHub Ltd.	118,332	124,541
Suntec REIT	328,414	322,703
UOL Group Ltd.	87,623	423,842

		5,632,520

South Korea-8.33%
Amorepacific Group	6,611	313,842
Asiana Airlines, Inc.(b)	103,348	353,696
BGF retail Co. Ltd.	1,594	205,172
BNK Financial Group, Inc.	63,037	259,299
Celltrion Healthcare Co. Ltd.(b)	2,248	155,588
Celltrion, Inc.(b)	2,851	490,694
Cheil Worldwide, Inc.	14,394	206,998
CJ CGV Co. Ltd.(b)	5,295	114,898
CJ Corp.	5,643	376,611
CJ ENM Co. Ltd.	2,441	257,554
CJ Logistics Corp.(b)	2,826	342,364
Com2uSCorp.	1,545	136,108
Daeduck Electronics Co., Ltd.	12,964	87,352
Daesang Corp.	6,919	124,794
Daewoo Engineering & Construction Co. Ltd.(b)	71,058	208,651
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	10,883	154,016
Daishin Securities Co. Ltd.	9,609	78,748
Daishin Securities Co. Ltd., Preference Shares	6,239	43,932
Daou Technology, Inc.	7,322	98,969
DB HiTek Co. Ltd.	5,898	128,093
DGB Financial Group, Inc.	56,994	247,581
Doosan Bobcat, Inc.	8,452	163,868
Doosan Co. Ltd.	5,923	194,301
Doosan Heavy Industries & Construction Co. Ltd.(b)	80,304	260,451
Doosan Infracore Co. Ltd.(b)	71,462	253,363
Fila Holdings Corp.	6,381	183,292
Green Cross Corp.	1,170	143,357
GS Holdings Corp.	13,322	418,691
GS Home Shopping, Inc.	1,034	108,640

	Shares	Value
South Korea-(continued)
GS Retail Co. Ltd.	9,881	$305,728
Handsome Co. Ltd.	4,715	93,877
Hanjin Kal Corp.	2,741	195,713
Hanjin Transportation Co. Ltd.	7,837	298,002
Hankook Tire & Technology Co. Ltd.	21,649	374,544
Hanmi Pharm Co. Ltd.	484	102,475
Hanon Systems	33,548	250,086
Hanssem Co. Ltd.	1,870	112,127
Hanwha Aerospace Co. Ltd.(b)	12,862	281,000
Hanwha Corp.	13,090	220,192
Hanwha Corp., Preference Shares	6,619	61,773
Hanwha Life Insurance Co. Ltd.	163,821	239,838
HDC Holdings Co. Ltd.	24,234	185,612
HDC Hyundai Development Co.-Engineering & Construction, Class E	8,700	135,151
Hite Jinro Co. Ltd.	7,565	202,246
Hotel Shilla Co. Ltd.	4,163	288,450
HS Industries Co. Ltd.	9,001	61,141
Huchems Fine Chemical Corp.	7,242	103,354
Hyosung Corp.	4,082	234,754
Hyundai Construction Equipment Co. Ltd.(b)	8,065	122,840
Hyundai Department Store Co. Ltd.	6,766	401,010
Hyundai Electric & Energy System Co. Ltd.(b)	19,951	135,806
Hyundai Elevator Co. Ltd.	3,445	173,556
Hyundai Home Shopping Network Corp.	1,774	104,172
Hyundai Marine & Fire Insurance Co. Ltd.	22,247	474,695
Hyundai Merchant Marine Co. Ltd.(b)	65,279	194,291
Hyundai Mipo Dockyard Co. Ltd.	6,531	165,753
Hyundai Rotem Co. Ltd.(b)	18,015	267,332
Hyundai Wia Corp.	11,072	300,178
Innocean Worldwide, Inc.	1,927	91,427
IS Dongseo Co. Ltd.	4,556	94,537
JB Financial Group Co. Ltd.	25,341	99,920
Kakao Corp.	2,327	352,897
Kangwon Land, Inc.	23,923	493,680
KCC Corp.	1,827	245,306
KEPCO Plant Service & Engineering Co. Ltd.	5,749	152,284
KIWOOM Securities Co. Ltd.	3,027	186,975
Kolon Industries, Inc.	8,405	213,736
Korea Aerospace Industries Ltd.	11,288	238,835
Korea Gas Corp.	19,260	428,031
Korea Investment Holdings Co. Ltd.	9,800	398,661
Korea Line Corp.(b)	6,524	97,661
Korea Petrochemical Ind Co. Ltd.	2,382	272,397
Korean Reinsurance Co.	30,461	210,641
Kumho Petrochemical Co. Ltd.	7,245	455,754
Kumho Tire Co., Inc.(b)	30,358	75,824
LF Corp.	8,758	95,127
LG Innotek Co. Ltd.	4,163	453,353
LG International Corp.	12,136	132,222
LIG Nex1 Co. Ltd.	4,798	102,024
Lotte Chilsung Beverage Co. Ltd.	1,134	101,818
Lotte Corp.	8,684	283,854
LOTTE Fine Chemical Co. Ltd.	5,917	187,690
Lotte Himart Co. Ltd.	7,251	161,360
LS Corp.	6,769	207,934
LS Electric Co. Ltd.	5,153	163,953
Mando Corp.	17,677	339,643
Meritz Fire & Marine Insurance Co. Ltd.	14,069	160,478
Meritz Securities Co. Ltd.	108,690	292,997

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
South Korea-(continued)
NCSoft Corp.	827	$433,573
Netmarble Corp.(b)(d)	1,549	120,993
NH Investment & Securities Co. Ltd.	45,831	366,206
NHN Corp.(b)	2,224	138,857
NongShim Co. Ltd.	862	209,053
OCI Co. Ltd.(b)	10,043	330,926
Orion Corp.	2,859	289,513
Ottogi Corp.	238	106,455
Pan Ocean Co. Ltd.(b)	73,402	208,621
Paradise Co. Ltd.	7,484	96,177
Partron Co. Ltd.	10,675	70,829
Poongsan Corp.	8,771	153,190
Posco International Corp.	16,946	195,429
S&T Motiv Co. Ltd.	2,676	78,321
S-1 Corp.	3,230	228,323
Samsung Biologics Co. Ltd.(b)(d)	249	119,099
Samsung Card Co. Ltd.	7,988	195,346
Samsung Engineering Co. Ltd.(b)	42,927	407,660
Samsung Securities Co. Ltd.	17,897	444,144
Seoul Semiconductor Co. Ltd.	8,730	95,022
SFA Engineering Corp.	3,721	107,188
Shinsegae, Inc.	2,372	518,470
SK Chemicals Co. Ltd.	2,820	179,830
SK Discovery Co. Ltd.	7,413	154,040
SK Networks Co. Ltd.	75,091	334,014
SKC Co. Ltd.	4,974	203,398
Ssangyong Cement Industrial Co. Ltd.	26,600	111,483
Taeyoung Engineering & Construction Co. Ltd.	15,081	179,085
WONIK IPS Co. Ltd.(b)	3,444	79,126
Youngone Corp.	9,312	205,734
Yuhan Corp.	5,632	217,120

		25,564,863

Spain-1.87%
Almirall S.A.	10,651	137,659
Applus Services S.A.	28,563	187,710
Atresmedia Corp.de Medios de Comunicacion S.A.	35,093	90,712
Befesa S.A.(d)	5,466	172,722
Bolsas y Mercados Espanoles SHMSF S.A.	9,048	329,814
Cellnex Telecom S.A.(b)(d)	3,796	198,741
Cia de Distribucion Integral Logista Holdings S.A.	16,571	295,123
CIE Automotive S.A.	9,573	167,660
Construcciones y Auxiliar de Ferrocarriles S.A.	2,955	101,144
Distribuidora Internacional de Alimentacion S.A.(a)(b)	966,309	138,650
Ebro Foods S.A.	6,175	131,516
EDP Renovaveis S.A.	15,665	192,168
Ence Energia y Celulosa S.A.(a)	38,081	122,211
Faes Farma S.A.	28,403	124,284
Gestamp Automocion S.A.(d)	118,077	298,100
Global Dominion Access S.A.(b)(d)	24,252	74,908
Indra Sistemas S.A.(b)	26,957	232,222
Inmobiliaria Colonial SOCIMI S.A.	33,059	318,644
Lar Espana Real Estate Socimi S.A.	13,638	55,942
Liberbank S.A.	402,819	80,741
Masmovil Ibercom S.A.(b)	6,885	130,009

	Shares	Value
Spain-(continued)
Mediaset Espana Comunicacion S.A.	64,327	$230,677
Melia Hotels International S.A.	29,570	135,706
Prosegur Cash S.A.(d)	75,791	66,245
Prosegur Cia de Seguridad S.A.	67,261	147,931
Sacyr S.A.	152,868	285,312
Siemens Gamesa Renewable Energy S.A.	29,482	438,197
Tecnicas Reunidas S.A.(b)	14,157	216,776
Unicaja Banco S.A.(d)	210,829	114,075
Viscofan S.A.	5,999	384,058
Zardoya Otis S.A.	21,296	148,117

		5,747,774

Sweden-3.63%
AAK AB	16,489	270,872
Addtech AB, Class B	3,903	106,774
AF Poyry AB, Class B(b)	10,237	187,086
Arjo AB, Class B	29,330	145,941
Atrium Ljungberg AB, Class B	6,507	90,871
Attendo AB(b)(d)	21,928	83,427
Avanza Bank Holding AB	9,200	111,713
Axfood AB	21,841	463,332
Beijer Ref AB	3,589	74,520
Betsson AB	38,064	215,901
Bilia AB, Class A	19,734	133,046
Bonava AB, Class B.	29,135	142,167
Bravida Holding AB(b)(d)	30,446	248,750
Bure Equity AB	5,311	97,877
Clas Ohlson AB, Class B	11,523	100,929
Cloetta AB, Class B(b)	41,840	96,726
Dios Fastigheter AB	12,214	75,406
Dometic Group AB(b)(d)	55,102	370,874
Elekta AB, Class B	30,540	282,599
Fabege AB	25,420	304,373
Fastighets AB Balder, Class B(b)	7,291	288,140
Getinge AB, Class B	30,711	591,443
Hexpol AB(b)	44,709	326,144
Holmen AB, Class B	13,688	399,967
Hufvudstaden AB, Class A	6,575	84,416
Indutrade AB(a)	7,903	254,716
Intrum AB(a)	12,959	199,151
Investment AB Latour, Class B(a)	7,372	110,649
JM AB	15,461	287,068
Klovern AB, Class B(a)	65,893	89,389
Klovern AB, Preference Shares	2,171	67,016
Kungsleden AB	25,928	198,564
Lifco AB, Class B	2,642	126,106
Lindab International AB	9,626	88,995
Loomis AB, Class B	13,125	320,895
Lundin Energy AB	12,366	321,203
Mekonomen AB(b)	14,902	77,812
Modern Times Group MTG AB, Class B(b)	14,075	142,520
Mycronic AB(a)	6,882	115,696
NetEnt AB	39,606	137,870
Nibe Industrier AB, Class B	17,246	322,859
Nobia AB	36,265	136,190
Nolato AB, Class B	2,097	110,140
Nordic Entertainment Group AB, Class B	7,081	168,920
Nyfosa AB(b)	15,383	94,970
Pandox AB(a)(b)	11,731	123,949
Peab AB, Class B	49,745	381,216

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Sweden-(continued)
Ratos AB, Class B(b)	87,846	$209,740
Resurs Holding AB(d)	28,531	105,744
Saab AB, Class B(a)(b)	17,400	403,504
SAS AB(a)(b)	281,015	261,099
Scandic Hotels Group AB(a)(d)	19,243	87,869
Sweco AB, Class B	5,806	199,731
Swedish Orphan Biovitrum AB(b)	8,627	167,820
Thule Group AB(d)	10,535	197,925
Wallenstam AB, Class B	15,089	156,495
Wihlborgs Fastigheter AB	13,364	191,282

		11,150,397

Switzerland-3.74%
Allreal Holding AG	2,009	373,429
ALSO Holding AG(b)	1,053	216,895
Aryzta AG(b)	516,972	208,471
Autoneum Holding AG(a)(b)	1,796	158,265
Banque Cantonale Vaudoise	387	342,031
Belimo Holding AG	26	172,678
BKW AG	3,254	263,651
Bobst Group S.A.(a)	2,395	119,607
Bucher Industries AG	1,128	317,661
Burckhardt Compression Holding AG	536	108,849
Cembra Money Bank AG	3,218	305,913
Conzzeta AG	179	153,564
Daetwyler Holding AG, BR	952	162,949
DKSH Holding AG	9,130	515,552
dormakaba Holding AG(b)	445	222,512
EFG International AG(b)	16,923	105,380
Emmi AG	231	212,296
EMS-Chemie Holding AG	657	425,792
Flughafen Zurich AG(b)	2,620	323,309
Forbo Holding AG	113	151,502
Galenica AG(d)	7,252	518,832
GAM Holding AG(a)(b)	82,043	172,221
Huber + Suhner AG	2,592	166,238
Implenia AG	6,241	253,998
Inficon Holding AG	171	115,341
IWG PLC	82,019	246,222
Komax Holding AG(b)	528	76,644
Landis+Gyr Group AG(b)	3,445	232,724
Logitech International S.A.	11,631	560,491
Mediclinic International PLC	88,291	288,883
Mobimo Holding AG(b)	803	220,479
OC Oerlikon Corp. AG(a)	45,799	343,083
Rieter Holding AG	991	96,415
Schweiter Technologies AG, BR	162	160,296
SFS Group AG	2,426	192,416
Siegfried Holding AG	335	153,069
SIG Combibloc Group AG(b)	30,864	496,625
St Galler Kantonalbank AG	202	87,066
Stadler Rail AG(b)	3,566	155,845
Straumann Holding AG.	278	210,959
Sulzer AG	4,936	349,302
Tecan Group AG, Class R	589	190,037
Temenos AG	1,292	168,135
u-blox Holding AG(b)	1,314	91,966
Valiant Holding AG	1,783	172,361
Valora Holding AG(b)	1,048	187,199
VAT Group AG(d)	1,779	293,443

	Shares	Value
Switzerland-(continued)
Vetropack Holding AG, BR	37	$109,258
Vontobel Holding AG	4,096	212,619
Wizz Air Holdings PLC(b)(d)	2,467	89,432

		11,471,905

Taiwan-0.02%
FIT Hon Teng Ltd.(d)	313,390	67,655

Ukraine-0.06%
Ferrexpo PLC	111,971	191,514

United Arab Emirates-0.03%
Borr Drilling Ltd.(b)	43,055	30,544
Network International Holdings PLC(b)(d)	11,728	61,392
NMC Health PLC(b)(c)	2,523	0

		91,936

United Kingdom-7.46%
888 Holdings PLC	60,288	109,808
AG Barr PLC	12,075	75,164
Airtel Africa PLC(d)	115,239	58,433
Ascential PLC(d)	34,342	109,593
Ashmore Group PLC	33,098	158,393
Assura PLC	222,273	213,918
Auto Trader Group PLC(d)	30,804	178,226
Avast PLC(d)	14,642	84,624
AVEVA Group PLC	2,617	117,844
B&M European Value Retail S.A.	118,147	495,955
Balfour Beatty PLC	151,778	496,992
Big Yellow Group PLC	15,276	206,557
Bodycote PLC	37,491	275,933
Brewin Dolphin Holdings PLC	39,330	135,928
Britvic PLC	41,929	387,399
Cairn Energy PLC(b)	82,312	116,283
Capital & Counties Properties PLC	106,792	224,010
Card Factory PLC	119,161	62,526
Chemring Group PLC	36,252	90,630
Cineworld Group PLC	245,440	202,655
Coats Group PLC	179,041	103,883
Computacenter PLC	14,254	261,779
Concentric AB(b)	5,999	68,176
ConvaTec Group PLC(d)	140,576	376,618
Countryside Properties PLC(d)	39,287	200,796
Cranswick PLC	6,128	287,385
Crest Nicholson Holdings PLC	70,634	228,794
Daily Mail and General Trust PLC, Class A	21,686	193,390
Dechra Pharmaceuticals PLC	4,408	154,013
Dialog Semiconductor PLC(b)	10,858	341,917
Diploma PLC	6,527	142,016
Domino’s Pizza Group PLC	46,524	201,987
Drax Group PLC	106,505	280,502
Dunelm Group PLC	11,933	138,551
Electrocomponents PLC	54,600	398,067
Elementis PLC	118,222	104,384
Equiniti Group PLC(d)	53,531	115,732
Essentra PLC	29,700	104,519
Firstgroup PLC(b)	187,934	158,468
Frasers Group PLC(b)	49,476	162,257
Games Workshop Group PLC	1,550	117,697
Genus PLC	3,827	164,704
Go-Ahead Group PLC (The)	8,069	136,179
Grafton Group PLC	42,610	341,288

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
United Kingdom-(continued)
Grainger PLC	52,428	$176,700
Great Portland Estates PLC	38,299	326,952
Greggs PLC	9,375	216,637
Halfords Group PLC	48,027	65,206
Halma PLC	17,049	449,450
Hargreaves Lansdown PLC	14,484	263,171
Hastings Group Holdings PLC(d)	51,754	119,136
Hill & Smith Holdings PLC	6,866	99,941
HomeServe PLC	22,386	314,838
Howden Joinery Group PLC	53,587	354,993
Hunting PLC	44,858	103,205
Ibstock PLC(d)	59,724	151,871
Indivior PLC(b)	200,315	124,616
Intu Properties PLC(a)(b)	606,033	42,425
J D Wetherspoon PLC	8,694	103,630
JD Sports Fashion PLC.	19,712	131,629
John Laing Group PLC(d)	49,583	228,152
Jupiter Fund Management PLC	108,556	299,323
Just Group PLC(b)	161,618	113,854
Lancashire Holdings Ltd.	28,495	219,966
LondonMetric Property PLC	75,792	185,656
Marshalls PLC	14,797	118,984
Marston’s PLC	159,706	76,066
McCarthy & Stone PLC(d)	54,363	48,548
Metro Bank PLC(a)(b)	94,000	109,769
Mitchells & Butlers PLC(b)	33,943	75,952
Moneysupermarket.com Group PLC	59,496	238,344
Morgan Advanced Materials PLC	39,156	107,916
National Express Group PLC	54,454	187,649
NewRiver REIT PLC	66,393	56,193
Ocado Group PLC(b)	13,618	275,606
OneSavings Bank PLC	39,569	121,781
PageGroup PLC	68,193	323,417
Paragon Banking Group PLC	52,820	222,259
Petrofac Ltd.	98,703	245,139
Pets at Home Group PLC	86,513	280,010
Picton Property Income Ltd. (The)	72,051	62,254
Playtech PLC	84,984	250,192
Polypipe Group PLC	20,437	128,762
Premier Oil PLC(a)(b)	438,616	180,525
Primary Health Properties PLC	82,362	159,987
Provident Financial PLC	53,008	129,377
PZ Cussons PLC.	35,883	84,638
QinetiQ Group PLC	67,364	258,308
Rank Group PLC	24,015	49,314
Rathbone Brothers PLC	5,067	96,636
Redde Northgate PLC	34,629	78,448
Redrow PLC	32,697	190,210
Renishaw PLC	2,933	130,372
Restaurant Group PLC (The)(a)	104,911	71,392
Rightmove PLC	25,003	156,931
Rotork PLC	86,392	270,901
Safestore Holdings PLC	18,061	163,797
Saga PLC	268,006	54,899
Savills PLC	21,153	257,475
Senior PLC	79,919	65,524
Serco Group PLC(b)	175,351	284,879

	Shares	Value
United Kingdom-(continued)
Shaftesbury PLC	30,549	$231,198
SIG PLC	132,287	40,046
Softcat PLC	7,487	106,714
Spirax-Sarco Engineering PLC	4,458	490,784
Spirent Communications PLC	44,470	135,182
SSP Group PLC	53,793	190,257
St Modwen Properties PLC	15,084	70,016
Stagecoach Group PLC	85,755	80,909
Superdry PLC	20,248	32,410
Synthomer PLC	67,139	240,169
TalkTalk Telecom Group PLC	103,027	107,406
Telecom Plus PLC	8,503	142,003
TP ICAP PLC	84,165	360,312
Tritax Big Box REIT PLC	184,935	281,321
UK Commercial Property REIT Ltd.	109,841	93,520
Ultra Electronics Holdings PLC	10,224	254,181
UNITE Group PLC (The)	18,967	209,455
Vectura Group PLC	79,490	85,225
Vesuvius PLC.	56,459	285,428
Victrex PLC	12,953	326,112
Virgin Money UK PLC(b)	215,628	207,033
Vistry Group PLC	27,521	280,486
WH Smith PLC	12,412	196,168
Workspace Group PLC	16,997	167,440

		22,901,553

United States-0.30%
Alacer Gold Corp.(b)	31,335	161,080
Primo Water Corp.	24,909	255,555
Reliance Worldwide Corp. Ltd.	93,835	166,677
Sims Ltd.	74,287	339,791

		923,103

Total Common Stocks & Other Equity Interests (Cost $330,043,991)		305,194,152

Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.21%(e)(f) (Cost $117,680)	117,680	117,680

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.50% (Cost $330,161,671)		305,311,832

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.52%
Invesco Private Government Fund, 0.01%(e)(g)(h) (Cost $13,887,017)	13,887,017	13,887,017

TOTAL INVESTMENTS IN SECURITIES-104.02% (Cost $344,048,688)		319,198,849
OTHER ASSETS LESS LIABILITIES-(4.02)%		(12,340,523)

NET ASSETS-100.00%		$306,858,326

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2020

(Unaudited)

Investment Abbreviations:

BR-Bearer Shares

CVA-Dutch Certificates

REIT-Real Estate Investment Trust

RSP-Registered Savings Plan Shares

Rts.-Rights

Wts.-Warrants

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2020.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $12,682,965, which represented 4.13% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$138,610	$9,313,546	$(9,334,476)	$-	$-	$117,680	$3,337
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	15,926,925	28,479,806	(44,406,731)	-	-	-	87,107
Invesco Liquid Assets Portfolio, Institutional Class*	5,308,975	8,025,743	(13,334,050)	(228)	(440)	-	33,407
Invesco Private Government Fund	-	27,527,461	(13,640,444)	-	-	13,887,017	7

Total	$21,374,510	$73,346,556	$(80,715,701)	$(228)	$(440)	$14,004,697	$123,858

*	At April 30, 2020, this security was no longer held.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.
(g)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2020

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2020
Industrials	23.17
Consumer Discretionary	14.66
Materials	10.18
Financials	9.37
Consumer Staples	8.49
Information Technology	8.40
Real Estate	7.28
Health Care	6.18
Communication Services	5.55
Energy	3.44
Utilities	2.74
Money Market Funds Plus Other Assets Less Liabilities	0.54

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco FTSE RAFI Emerging Markets ETF (PXH)

April 30, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-97.59%
Brazil-8.06%
Ambev S.A	1,398,450	$2,929,530
B3 S.A. - Brasil, Bolsa, Balcao	224,885	1,596,084
Banco Bradesco S.A	609,311	1,976,521
Banco Bradesco S.A., Preference Shares	2,309,736	8,170,884
Banco BTG Pactual S.A	57,100	446,184
Banco do Brasil S.A	733,258	3,860,465
Banco Santander Brasil S.A	232,200	1,158,147
Braskem S.A., Class A, Preference Shares	198,309	774,436
BRF S.A.(a)	313,900	1,124,364
CCR S.A	402,000	917,130
Centrais Eletricas Brasileiras S.A	196,310	879,411
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	93,000	478,289
Cia Brasileira de Distribuicao	105,179	1,286,637
Cia de Saneamento Basico do Estado de Sao Paulo	107,392	795,129
Cia Energetica de Minas Gerais	56,680	101,250
Cia Energetica de Minas Gerais, Preference Shares	659,723	1,160,210
Cia Paranaense de Energia	10,200	100,242
Cia Paranaense de Energia, Class B, Preference Shares	52,508	527,670
Cia Siderurgica Nacional S.A	392,382	649,464
Cielo S.A	1,197,722	898,297
Cogna Educacao	756,800	774,513
Embraer S.A.(a)	467,967	747,772
Equatorial Energia S.A	159,900	541,438
Gerdau S.A., Preference Shares	583,817	1,266,143
IRB Brasil Resseguros S.A	232,500	438,947
Itau Unibanco Holding S.A	317,000	1,288,308
Itau Unibanco Holding S.A., Preference Shares	2,938,375	12,359,706
Klabin S.A	229,800	756,052
Lojas Americanas S.A	37,110	139,369
Lojas Americanas S.A., Preference Shares	128,120	588,851
Lojas Renner S.A	88,246	625,822
Marfrig Global Foods S.A.(a)	313,300	743,127
Metalurgica Gerdau S.A., Preference Shares	1,198,800	1,140,491
Petrobras Distribuidora S.A	426,000	1,536,915
Petroleo Brasileiro S.A	1,306,762	4,502,080
Petroleo Brasileiro S.A., Preference Shares	2,092,647	6,977,681
Suzano S.A	142,768	1,039,382
Telefonica Brasil S.A	16,300	139,715
Telefonica Brasil S.A., Preference Shares	244,143	2,058,842
TIM Participacoes S.A	308,666	727,574
Ultrapar Participacoes S.A	899,692	2,409,904
Vale S.A	1,659,338	13,750,929

		84,383,905

Canada-0.08%
Canadian Solar, Inc.(a)	43,954	784,139

	Shares	Value
Chile-0.76%
Banco de Chile	19,419,438	$1,709,715
Banco Santander Chile	33,526,253	1,437,751
Enel Americas S.A	13,585,690	2,226,443
Enel Chile S.A	11,140,470	906,062
Falabella S.A	347,016	946,441
Latam Airlines Group S.A	196,091	740,059

		7,966,471

China-42.56%
Agile Group Holdings Ltd.	831,987	920,641
Agricultural Bank of China Ltd., A Shares	7,695,400	3,749,290
Agricultural Bank of China Ltd., H Shares	23,543,718	9,770,506
Air China Ltd., A Shares	236,300	239,237
Air China Ltd., H Shares	965,070	689,016
Alibaba Group Holding Ltd., ADR(a)	103,072	20,889,602
Aluminum Corp. of China Ltd., A Shares(a)	988,000	394,638
Aluminum Corp. of China Ltd., H Shares(a)	4,276,385	905,575
Anhui Conch Cement Co. Ltd., A Shares	73,000	609,758
Anhui Conch Cement Co. Ltd., H Shares	307,392	2,380,025
ANTA Sports Products Ltd.	115,547	987,264
Baidu, Inc., ADR(a)	70,629	7,128,585
Bank of China Ltd., A Shares	3,887,700	1,906,659
Bank of China Ltd., H Shares	54,199,910	20,495,793
Bank of Communications Co. Ltd., A Shares	2,758,693	2,010,150
Bank of Communications Co. Ltd., H Shares	6,969,475	4,358,211
Baoshan Iron & Steel Co. Ltd., A Shares	1,298,000	885,149
Beijing Enterprises Holdings Ltd.	239,502	851,133
Beijing Enterprises Water Group Ltd.	2,236,538	851,349
BYD Co. Ltd., A Shares	28,500	241,226
BYD Co. Ltd., H Shares	141,203	868,104
China CITIC Bank Corp. Ltd., A Shares	655,301	478,975
China CITIC Bank Corp. Ltd., H Shares	8,563,900	4,171,974
China Communications Construction Co. Ltd., A Shares	426,000	479,346
China Communications Construction Co. Ltd., H Shares	4,955,379	3,268,705
China Communications Services Corp. Ltd., H Shares	1,559,024	1,089,140
China Conch Venture Holdings Ltd.	220,709	1,044,979
China Construction Bank Corp., A Shares	482,900	436,427
China Construction Bank Corp., H Shares	60,946,495	49,139,572
China Everbright Bank Co. Ltd., A Shares	2,469,100	1,290,969
China Everbright Bank Co. Ltd., H Shares	2,552,278	1,079,412
China Everbright International Ltd.	1,755,671	1,004,603
China Evergrande Group(b)	1,278,924	2,213,304
China Gas Holdings Ltd.	312,130	1,139,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
China-(continued)
China Jinmao Holdings Group Ltd.	2,376,827	$1,647,090
China Life Insurance Co. Ltd., A Shares	96,000	382,196
China Life Insurance Co. Ltd., H Shares	1,926,216	4,061,243
China Longyuan Power Group Corp. Ltd., H Shares	1,829,389	898,285
China Merchants Bank Co. Ltd., A Shares	571,100	2,799,297
China Merchants Bank Co. Ltd., H Shares	1,468,168	6,994,415
China Merchants Port Holdings Co. Ltd.	644,659	819,125
China Minsheng Banking Corp. Ltd., A Shares	2,427,545	2,009,742
China Minsheng Banking Corp. Ltd., H Shares	6,205,482	4,592,587
China Mobile Ltd.	3,439,348	27,509,485
China National Building Material Co. Ltd., H Shares	3,717,491	4,642,890
China Overseas Land & Investment Ltd.	1,974,407	7,116,762
China Pacific Insurance (Group) Co. Ltd., A Shares	193,900	831,276
China Pacific Insurance (Group) Co. Ltd., H Shares	1,028,549	3,339,881
China Petroleum & Chemical Corp., A Shares	2,712,800	1,708,361
China Petroleum & Chemical Corp., H Shares	27,963,625	13,921,375
China Railway Construction Corp. Ltd., A Shares	1,085,400	1,481,853
China Railway Construction Corp. Ltd., H Shares	2,247,466	2,454,780
China Railway Group Ltd., H Shares	4,409,826	2,650,782
China Resources Land Ltd.	1,117,361	4,489,188
China Resources Power Holdings Co. Ltd.	937,812	1,107,437
China Shenhua Energy Co. Ltd., A Shares	418,300	933,210
China Shenhua Energy Co. Ltd., H Shares	2,756,859	4,870,962
China Southern Airlines Co. Ltd., A Shares	463,701	350,393
China Southern Airlines Co. Ltd., H Shares	1,111,432	559,766
China State Construction Engineering Corp. Ltd., A Shares	3,463,137	2,531,639
China Taiping Insurance Holdings Co. Ltd.	1,045,355	1,750,592
China Telecom Corp. Ltd., H Shares	11,011,846	3,771,940
China Tower Corp. Ltd., H Shares(c)	9,274,463	2,069,283
China Unicom Hong Kong Ltd.	5,274,824	3,388,786
China United Network Communications Ltd., A Shares	1,453,100	1,061,392
China Vanke Co. Ltd., A Shares	304,100	1,137,855
China Vanke Co. Ltd., H Shares	650,376	2,119,748
CIFI Holdings Group Co. Ltd.	1,408,678	1,043,924
CITIC Ltd.	1,403,694	1,436,054
CITIC Securities Co. Ltd., A Shares	175,500	579,571
CITIC Securities Co. Ltd., H Shares	530,578	1,017,262
CNOOC Ltd.	9,515,770	10,682,034
Country Garden Holdings Co. Ltd.	3,547,063	4,473,670
CRRC Corp. Ltd., A Shares	878,354	762,963

	Shares	Value
China-(continued)
CRRC Corp. Ltd., H Shares	1,975,439	$1,030,155
CSPC Pharmaceutical Group Ltd.	415,042	809,249
Dongfeng Motor Group Co. Ltd., H Shares	1,628,096	1,060,166
ENN Energy Holdings Ltd.	153,350	1,704,548
Fosun International Ltd.	1,478,500	1,835,571
GCL-Poly Energy Holdings Ltd.(a)	19,514,263	554,148
Geely Automobile Holdings Ltd.	1,206,850	1,840,878
GF Securities Co. Ltd., A Shares	155,700	297,779
GF Securities Co. Ltd., H Shares	531,262	577,713
Great Wall Motor Co. Ltd., A Shares	134,500	150,935
Great Wall Motor Co. Ltd., H Shares	1,715,392	1,153,786
Guangdong Investment Ltd.	669,719	1,380,046
Guangzhou Automobile Group Co. Ltd., A Shares	69,800	95,432
Guangzhou Automobile Group Co. Ltd., H Shares	890,678	788,500
Guangzhou R&F Properties Co. Ltd., H Shares	1,278,827	1,603,743
Haier Electronics Group Co. Ltd.	414,186	1,147,415
Haitong Securities Co. Ltd., A Shares	195,800	352,355
Haitong Securities Co. Ltd., H Shares	1,083,894	983,557
Hengan International Group Co. Ltd.	222,013	1,955,408
Huadian Power International Corp. Ltd., A Shares	643,709	331,513
Huadian Power International Corp. Ltd., H Shares	2,254,118	780,194
Huaneng Power International, Inc., A Shares	614,100	363,313
Huaneng Power International, Inc., H Shares	5,380,770	2,026,721
Huatai Securities Co. Ltd., A Shares	142,600	360,633
Huatai Securities Co. Ltd., H Shares(c)	451,212	748,880
Huaxia Bank Co. Ltd., A Shares	960,600	886,987
Industrial & Commercial Bank of China Ltd., A Shares	3,690,312	2,684,529
Industrial & Commercial Bank of China Ltd., H Shares	49,338,455	33,120,831
Industrial Bank Co. Ltd., A Shares	1,035,600	2,408,460
JD.com, Inc., ADR(a)	131,780	5,679,718
Jiangxi Copper Co. Ltd., A Shares	152,200	271,872
Jiangxi Copper Co. Ltd., H Shares	1,201,457	1,153,994
Kunlun Energy Co. Ltd.	2,241,801	1,460,344
Kweichow Moutai Co. Ltd., A Shares	6,000	1,061,718
Longfor Group Holdings Ltd.(c)	477,891	2,368,457
Meituan Dianping, B Shares(a)	169,150	2,247,017
Metallurgical Corp. of China Ltd., A Shares	1,345,300	483,612
Metallurgical Corp. of China Ltd., H Shares	3,420,246	595,604
NetEase, Inc., ADR	7,334	2,529,937
New China Life Insurance Co. Ltd., A Shares	55,400	346,546
New China Life Insurance Co. Ltd., H Shares	314,206	1,067,232
Peoples Insurance Co. Group of China Ltd. (The), H Shares	3,371,437	1,085,463
PetroChina Co. Ltd., H Shares	20,228,528	7,240,429
PICC Property & Casualty Co. Ltd., H Shares	3,210,903	3,015,997

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
China-(continued)
Ping An Bank Co. Ltd., A Shares	601,300	$1,168,624
Ping An Insurance (Group) Co. of China Ltd., A Shares	208,800	2,173,857
Ping An Insurance (Group) Co. of China Ltd., H Shares	1,468,495	14,890,463
Postal Savings Bank of China Co. Ltd., H Shares(c)	4,229,604	2,511,423
SAIC Motor Corp. Ltd., A Shares	602,656	1,582,357
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	87,300	229,017
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	555,562	978,926
Shanghai Pudong Development Bank Co. Ltd., A Shares	1,585,452	2,362,794
Shenzhou International Group Holdings Ltd.	87,422	994,440
Shimao Property Holdings Ltd.	750,010	3,008,141
Sino Biopharmaceutical Ltd.(b)	677,800	998,114
Sinopec Shanghai Petrochemical Co. Ltd., A Shares	378,300	215,647
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	3,102,982	839,513
Sinopharm Group Co. Ltd., H Shares	813,182	2,192,213
Sunac China Holdings Ltd.	464,806	2,011,159
Tencent Holdings Ltd.	291,442	15,462,202
Trip.com Group Ltd., ADR(a)	88,926	2,290,734
Vipshop Holdings Ltd., ADR(a)	128,011	2,039,215
Weichai Power Co. Ltd., A Shares	156,400	291,442
Weichai Power Co. Ltd., H Shares	700,519	1,201,216
Xiaomi Corp., B Shares(a)(c)	1,457,752	1,904,124
Yangzijiang Shipbuilding Holdings Ltd.	1,411,330	983,521
Yanzhou Coal Mining Co. Ltd., A Shares	78,200	90,651
Yanzhou Coal Mining Co. Ltd., H Shares	1,577,542	1,191,040
Zijin Mining Group Co. Ltd., A Shares	412,000	223,031
Zijin Mining Group Co. Ltd., H Shares	1,676,446	692,000
ZTO Express Cayman, Inc., ADR	39,502	1,175,579

		445,310,605

Hong Kong-0.09%
Nine Dragons Paper Holdings Ltd.	989,558	957,346

India-7.42%
Axis Bank Ltd.	372,399	2,179,735
Bharat Petroleum Corp. Ltd.	671,964	3,294,553
Bharti Airtel Ltd.(a)	336,595	2,287,642
Bharti Infratel Ltd.	329,308	764,782
Coal India Ltd.	1,154,416	2,266,806
GAIL (India) Ltd.	602,841	761,386
Grasim Industries Ltd.	176,976	1,175,419
HCL Technologies Ltd.	228,174	1,641,691
Hero MotoCorp.Ltd.	39,922	1,148,328
Hindalco Industries Ltd.	840,588	1,447,299
Hindustan Petroleum Corp. Ltd.	747,226	2,184,438
Hindustan Unilever Ltd.	43,525	1,266,579
Housing Development Finance Corp. Ltd.	238,579	6,012,650
Indiabulls Housing Finance Ltd.	346,081	605,036
Indian Oil Corp. Ltd.	1,624,953	1,815,751
Infosys Ltd.	759,930	7,182,245
ITC Ltd.	689,201	1,648,546
Jindal Steel & Power Ltd.(a)	440,812	553,023

	Shares	Value
India-(continued)
JSW Steel Ltd.	533,679	$1,266,062
Larsen & Toubro Ltd.	95,795	1,139,308
Mahindra & Mahindra Ltd.	269,772	1,309,544
Maruti Suzuki India Ltd.	21,453	1,521,436
NTPC Ltd.	1,458,257	1,834,015
Oil & Natural Gas Corp. Ltd.	1,928,369	2,039,208
Power Finance Corp. Ltd.	572,208	720,197
REC Ltd.	610,652	773,786
Reliance Industries Ltd.	641,891	12,454,656
Shriram Transport Finance Co. Ltd.	53,928	555,613
State Bank of India(a)	883,148	2,224,942
Sun Pharmaceutical Industries Ltd.	238,403	1,468,315
Tata Consultancy Services Ltd.	133,925	3,565,242
Tata Motors Ltd.(a)	1,621,936	1,996,115
Tata Motors Ltd., Class A(a)	629,707	331,263
Tata Steel Ltd.	295,183	1,164,384
Tech Mahindra Ltd.	92,716	669,994
Vedanta Ltd.	2,124,775	2,418,822
Vodafone Idea Ltd.(a)	17,606,006	984,689
Wipro Ltd.	325,066	822,023
Yes Bank Ltd.	409,658	150,941

		77,646,464

Indonesia-1.05%
PT Astra International Tbk	4,080,852	1,056,221
PT Bank Central Asia Tbk	979,825	1,702,755
PT Bank Mandiri (Persero) Tbk	5,365,750	1,608,823
PT Bank Negara Indonesia (Persero) Tbk	3,077,312	848,200
PT Bank Rakyat Indonesia (Persero) Tbk	12,354,907	2,256,936
PT Telekomunikasi Indonesia (Persero) Tbk	14,761,216	3,473,227

		10,946,162

Malaysia-0.74%
CIMB Group Holdings Bhd	1,100,000	877,427
Malayan Banking Bhd	1,074,700	1,886,731
MISC Bhd	682,800	1,252,859
Public Bank Bhd	555,800	2,109,510
Tenaga Nasional Bhd	553,100	1,571,743

		7,698,270

Mexico-2.67%
America Movil S.A.B. de C.V., Series L(b)	12,491,648	7,659,725
Cemex S.A.B. de C.V., Series CPO(d)	16,026,922	3,412,704
Coca-Cola FEMSA S.A.B. de C.V., Series L	214,139	873,284
Fibra Uno Administracion S.A. de C.V	1,276,701	1,060,075
Fomento Economico Mexicano, S.A.B .de C.V., Series CPO(b)(e)	683,798	4,473,550
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,032,289	2,857,546
Grupo Mexico S.A.B. de C.V., Class B	1,031,090	2,225,873
Grupo Televisa S.A.B., Series CPO(b)(f)	1,083,773	1,165,705
Orbia Advance Corp. S.A.B. de C.V.(b)	443,700	529,980
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,510,799	3,678,329

		27,936,771

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Romania-0.05%
NEPI Rockcastle PLC	119,362	$508,105

Russia-9.30%
Aeroflot PJSC	640,828	656,524
Alrosa PJSC	1,373,337	1,155,145
Gazprom PJSC	10,476,575	26,917,957
Inter RAO UES PJSC	16,174,366	1,093,620
LUKOIL PJSC	269,504	17,590,034
Magnit PJSC	79,512	3,967,603
MMC Norilsk Nickel PJSC	14,914	4,130,007
Mobile TeleSystems PJSC	634,582	2,742,608
Moscow Exchange MICEX-RTS PJSC	576,746	937,706
Novatek PJSC	194,011	2,711,573
Novolipetsk Steel PJSC	725,941	1,259,890
Rosneft Oil Co. PJSC	775,305	3,519,074
Rosseti PJSC	47,589,376	825,669
RusHydro PJSC	96,305,796	820,599
Sberbank of Russia PJSC	5,197,637	13,864,114
Severstal PJSC.	163,563	1,967,655
Sistema PJSFC.	4,675,728	913,663
Surgutneftegas PJSC	4,804,355	2,411,314
Surgutneftegas PJSC, Preference Shares	5,369,516	2,638,695
Tatneft PJSC	578,049	4,299,288
Tatneft PJSC, Preference Shares	55,860	388,345
VTB Bank PJSC	5,340,108,004	2,520,256

		97,331,339

South Africa-4.50%
Absa Group Ltd.	405,384	2,015,331
AngloGold Ashanti Ltd.	86,844	2,152,586
Aspen Pharmacare Holdings Ltd.(a)	211,412	1,331,211
Bid Corp. Ltd.	116,299	1,530,283
Bidvest Group Ltd. (The)	141,274	1,158,116
Discovery Ltd.	142,363	751,931
Exxaro Resources Ltd.	127,827	750,396
FirstRand Ltd.	1,415,842	3,120,018
Foschini Group Ltd. (The)	124,867	496,476
Gold Fields Ltd.	245,471	1,834,930
Growthpoint Properties Ltd.	1,146,412	869,563
Impala Platinum Holdings Ltd.	102,375	625,455
Mr Price Group Ltd.	93,923	661,326
MTN Group Ltd.	614,306	1,625,996
MultiChoice Group(a)	202,600	962,309
Naspers Ltd., Class N	27,901	4,404,089
Nedbank Group Ltd.	202,903	1,184,494
Netcare Ltd.	902,598	761,790
Old Mutual Ltd.	2,699,071	1,972,313
Remgro Ltd.	197,505	1,473,356
Sanlam Ltd.	680,092	2,195,255
Sappi Ltd.(a)	749,524	918,284
Sasol Ltd.(a)	376,398	1,788,428
Shoprite Holdings Ltd.	361,643	2,109,601
Sibanye Stillwater Ltd.(a)	421,951	867,567
SPAR Group Ltd. (The)	123,720	1,191,592
Standard Bank Group Ltd.	572,577	3,184,170
Telkom S.A. SOC Ltd.	557,258	625,683
Tiger Brands Ltd.	106,367	1,046,005
Truworths International Ltd.	334,602	537,294

	Shares	Value
South Africa-(continued)
Vodacom Group Ltd.	272,595	$1,828,977
Woolworths Holdings Ltd.	636,172	1,056,188

		47,031,013

Taiwan-14.58%
ASE Technology Holding Co. Ltd.	1,491,000	3,285,801
Asia Cement Corp.	997,000	1,451,478
Asustek Computer, Inc.	210,738	1,421,482
AU Optronics Corp.	11,864,000	3,094,989
Catcher Technology Co. Ltd.	359,000	2,708,235
Cathay Financial Holding Co. Ltd.	2,468,440	3,279,131
Chailease Holding Co. Ltd.	330,902	1,243,384
China Development Financial Holding Corp.	3,488,000	1,046,083
China Steel Corp.	1,546,360	1,028,169
Chunghwa Telecom Co. Ltd.	1,416,000	5,197,898
Compal Electronics, Inc.	1,708,000	1,085,547
CTBC Financial Holding Co. Ltd.	4,326,838	2,866,203
Delta Electronics, Inc.	767,506	3,560,012
E.Sun Financial Holding Co. Ltd.	2,295,408	2,066,545
Far Eastern New Century Corp.	1,093,000	942,316
Far EasTone Telecommunications Co. Ltd.(a)	502,000	1,113,388
First Financial Holding Co. Ltd.	1,901,614	1,387,214
Formosa Chemicals & Fibre Corp.	682,920	1,713,741
Formosa Petrochemical Corp.	507,000	1,507,257
Formosa Plastics Corp.	791,280	2,300,691
Foxconn Technology Co. Ltd.	484,000	921,409
Fubon Financial Holding Co. Ltd.	1,923,928	2,698,979
Hon Hai Precision Industry Co. Ltd.	5,900,064	15,023,221
Hotai Motor Co. Ltd.	55,000	1,000,178
Innolux Corp.	15,385,490	3,314,255
Largan Precision Co. Ltd.	13,000	1,775,910
Lite-On Technology Corp.	930,313	1,443,109
MediaTek, Inc.	445,091	6,085,430
Mega Financial Holding Co. Ltd.	2,529,080	2,531,137
Micro-Star International Co. Ltd.	320,000	984,880
Nan Ya Plastics Corp.	701,940	1,532,235
Novatek Microelectronics Corp.	176,000	1,086,915
Pegatron Corp.	1,055,106	2,302,836
Powertech Technology, Inc.	305,200	1,018,681
President Chain Store Corp.	131,000	1,351,607
Quanta Computer, Inc.	1,351,000	2,903,729
Shanghai Commercial & Savings Bank Ltd. (The)	674,000	980,646
Shin Kong Financial Holding Co. Ltd.	6,504,998	1,834,747
SinoPac Financial Holdings Co. Ltd.	2,657,000	1,072,732
Taishin Financial Holding Co. Ltd.	2,050,169	865,206
Taiwan Cement Corp.	2,022,324	2,891,135
Taiwan Mobile Co. Ltd.(a)	491,400	1,766,876
Taiwan Semiconductor Manufacturing Co. Ltd.	4,260,000	42,810,732
Uni-President Enterprises Corp.	1,299,941	3,006,819
United Microelectronics Corp.	7,286,000	3,779,134
Wistron Corp.	2,052,875	1,907,401
Yageo Corp.	98,000	1,272,716
Yuanta Financial Holding Co. Ltd.	2,213,671	1,247,855
Zhen Ding Technology Holding Ltd.	247,000	873,823

		152,583,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Thailand-3.65%
Advanced Info Service PCL, NVDR	352,028	$2,140,392
Bangkok Bank PCL, Foreign Shares	331,691	1,058,100
Banpu PCL, NVDR	5,035,927	895,318
Charoen Pokphand Foods PCL, NVDR	2,047,078	1,696,610
CP ALL PCL, NVDR	1,103,132	2,401,830
Indorama Ventures PCL, NVDR	1,090,928	959,005
IRPC PCL, NVDR	14,094,498	1,157,088
Kasikornbank PCL, Foreign Shares	362,061	956,630
Kasikornbank PCL, NVDR	184,812	488,307
Krung Thai Bank PCL, NVDR	4,766,107	1,595,384
PTT Exploration & Production PCL, NVDR	614,037	1,566,733
PTT Global Chemical PCL, NVDR	1,933,464	2,234,869
PTT PCL, NVDR	9,395,465	10,224,592
Siam Cement PCL (The), NVDR	491,825	5,202,539
Siam Commercial Bank PCL (The), NVDR	1,699,536	3,543,867
Thai Oil PCL, NVDR	1,123,704	1,409,386
Thanachart Capital PCL, NVDR	592,901	663,269

		38,193,919

Turkey-1.79%
Akbank T.A.S.(a)	2,279,948	1,900,317
BIM Birlesik Magazalar A.S	150,216	1,189,564
Eregli Demir ve Celik Fabrikalari TAS	1,383,123	1,589,632
Haci Omer Sabanci Holding A.S	1,336,108	1,563,683
KOC Holding A.S	635,484	1,394,710
Tupras-Turkiye Petrol Rafinerileri A.S.(a)	144,648	1,879,110
Turk Hava Yollari AO(a)	904,019	1,363,652
Turkcell Iletisim Hizmetleri A.S	1,108,928	2,207,808
Turkiye Garanti Bankasi A.S.(a)	1,687,855	1,988,805
Turkiye Halk Bankasi A.S.(a)	1,764,441	1,299,303
Turkiye Is Bankasi A.S., Class C(a)	2,021,539	1,415,531
Turkiye Vakiflar Bankasi T.A.O., Class D(a)	1,530,312	979,854

		18,771,969

	Shares	Value
United States-0.29%
JBS S.A	683,682	$3,010,914

Total Common Stocks & Other Equity Interests (Cost $1,158,659,195)		1,021,061,289

Exchange-Traded Funds-2.40%
United States-1.65%
iShares MSCI Saudi Arabia ETF	674,900	17,257,193

Ireland-0.75%
Invesco MSCI Saudi Arabia UCITS ETF(a)(g)	224,630	3,911,707
iShares MSCI Saudi Arabia Capped UCITS ETF(a)	1,074,318	3,967,456

		7,879,163

Total Exchange-Traded Funds (Cost $22,382,551)		25,136,356

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $1,181,041,746)		1,046,197,645

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.14%
Invesco Private Government Fund, 0.01%(g)(h)(i) (Cost $1,465,406)	1,465,406	1,465,406

TOTAL INVESTMENTS IN SECURITIES-100.13% (Cost $1,182,507,152)		1,047,663,051
OTHER ASSETS LESS LIABILITIES-(0.13)%		(1,324,575)

NET ASSETS-100.00%		$1,046,338,476

Investment Abbreviations:

ADR-American Depositary Receipt

CPO-Certificates of Ordinary Participation

ETF-Exchange-Traded Fund

NVDR-Non-Voting Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2020.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $9,602,167, which represented less than 1% of the Fund’s Net Assets.

(d)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(e)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(f)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(g)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2020	Dividend Income
Invesco MSCI Saudi Arabia UCITS ETF	$-	$3,582,435	$(132,614)	$453,614	$8,272	$3,911,707	$-
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	2,265,414	50,096,264	(52,361,678)	-	-	-	15,156
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	1,898,097	5,400,868	(7,298,965)	-	-	-	13,237
Invesco Liquid Assets Portfolio, Institutional Class*	632,699	1,480,882	(2,113,643)	(35)	97	-	5,035
Invesco Private Government Fund	-	2,862,447	(1,397,041)	-	-	1,465,406	1

Total	$4,796,210	$63,422,896	$(63,303,941)	$453,579	$8,369	$5,377,113	$33,429

*	At April 30, 2020, this security was no longer held.

(h)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2020

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2020
Financials	34.29
Energy	15.16
Information Technology	11.54
Communication Services	9.87
Materials	8.16
Consumer Discretionary	6.14
Consumer Staples	4.17
Industrials	3.70
Real Estate	3.50
Sector Types Each Less Than 3%	3.46
Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Global Clean Energy ETF (PBD)

April 30, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Austria-1.21%
Verbund AG	15,134	$685,594

Canada-6.74%
Ballard Power Systems, Inc.(a)(b)	66,228	674,701
Boralex, Inc., Class A	30,462	591,059
Canadian Solar, Inc.(a)	39,266	700,505
Innergex Renewable Energy, Inc.	44,112	593,263
Northland Power, Inc.	29,934	643,744
TransAlta Renewables, Inc.	57,937	627,361

		3,830,633

Chile-1.09%
Sociedad Quimica y Minera de Chile S.A., ADR	27,206	620,297

China-7.31%
BYD Co. Ltd., H Shares	101,624	639,709
Daqo New Energy Corp., ADR(a)	9,883	515,201
JinkoSolar Holding Co. Ltd., ADR(a)(b)	42,062	665,421
NIO, Inc., ADR(a)(b)	176,832	602,997
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	634,036	622,394
Xinyi Energy Holdings Ltd.	2,019,138	570,396
Xinyi Solar Holdings Ltd.	854,901	538,149

		4,154,267

Denmark-3.16%
Novozymes A/S, Class B(b)	12,741	624,081
Orsted A/S(c)	6,019	608,383
Vestas Wind Systems A/S.	6,533	562,302

		1,794,766

Finland-0.95%
Caverion OYJ	94,770	540,806

France-2.28%
Albioma S.A	19,693	653,563
Neoen S.A.(a)(c)	16,911	639,957

		1,293,520

Germany-5.62%
CropEnergies AG	71,697	566,985
Encavis AG	60,617	744,938
Nordex SE(a)	68,639	555,958
SMA Solar Technology AG(a)	21,197	674,224
VERBIO Vereinigte BioEnergie AG	71,478	651,371

		3,193,476

Guernsey-1.01%
Renewables Infrastructure Group Ltd. (The)	367,590	571,229

Hong Kong-0.89%
Canvest Environmental Protection Group Co. Ltd.(c)	1,156,981	507,425

Ireland-0.91%
Kingspan Group PLC	10,192	519,093

Italy-2.25%
Falck Renewables S.p.A	137,117	673,727
Terna Rete Elettrica Nazionale S.p.A	96,654	605,548

		1,279,275

	Shares	Value
Japan-6.11%
eRex Co. Ltd.	48,398	$680,247
GS Yuasa Corp.	41,501	599,607
Meidensha Corp.	40,205	633,144
RENOVA, Inc.(a)	71,514	730,956
West Holdings Corp.	49,455	828,297

		3,472,251

Netherlands-0.90%
Signify N.V.(c)	25,114	512,050

New Zealand-4.07%
Contact Energy Ltd.	144,295	559,953
Mercury NZ Ltd.	212,476	598,412
Meridian Energy Ltd.	204,796	567,307
Tilt Renewables Ltd.(a)	297,170	586,685

		2,312,357

Norway-2.59%
NEL ASA(a)	654,318	808,330
Scatec Solar ASA(c)	45,468	666,033

		1,474,363

South Korea-3.19%
CS Wind Corp.	24,237	637,528
Ecopro Co. Ltd.	35,314	585,451
Samsung SDI Co. Ltd.	2,519	591,271

		1,814,250

Spain-6.85%
Acciona S.A.(b)	5,580	552,504
Atlantica Yield PLC	27,063	647,888
Audax Renovables S.A.(a)(b)	340,442	760,688
EDP Renovaveis S.A	47,289	580,111
Siemens Gamesa Renewable Energy S.A	38,606	573,810
Solaria Energia y Medio Ambiente S.A.(a)	76,516	779,833

		3,894,834

Sweden-3.97%
Eolus Vind AB, Class B	57,661	611,016
Nibe Industrier AB, Class B	42,277	791,460
PowerCell Sweden AB(a)(b)	32,944	851,325

		2,253,801

Switzerland-3.18%
Credit Suisse Real Estate Fund Green Property	3,626	555,650
Gurit Holding AG, BR	471	669,546
Landis+Gyr Group AG(a)	8,590	580,291

		1,805,487

Taiwan-5.83%
Epistar Corp.	580,131	749,148
Everlight Electronics Co. Ltd.	607,000	665,451
Gigasolar Materials Corp.(a)	184,000	571,742
Lextar Electronics Corp.	1,324,000	783,629
Sino-American Silicon Products, Inc.	182,000	545,330

		3,315,300

United Kingdom-2.83%
GCP Infrastructure Investments Ltd.	381,498	553,383

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Global Clean Energy ETF (PBD)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
United Kingdom-(continued)
Greencoat UK Wind PLC	336,082	$573,136
Ricardo PLC	98,480	483,207

		1,609,726

United States-27.10%
Ameresco, Inc., Class A(a)	36,534	659,804
Bloom Energy Corp., Class A(a)(b)	97,906	750,939
Cree, Inc.(a)	17,476	753,740
Enphase Energy, Inc.(a)(b)	18,939	886,913
First Solar, Inc.(a)	16,483	725,417
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	26,376	738,264
Itron, Inc.(a)	9,947	694,500
Ormat Technologies, Inc.	8,699	542,905
Plug Power, Inc.(a)(b)	188,365	788,308
Renewable Energy Group, Inc.(a)	24,850	616,529
SolarEdge Technologies, Inc.(a)	6,403	714,511
Sunnova Energy International, Inc.(a)	57,637	726,226
SunPower Corp.(a)(b)	115,787	851,034
Sunrun, Inc.(a)	54,783	768,605
TerraForm Power, Inc., Class A	43,288	749,748
Tesla, Inc.(a)	1,168	913,236
TPI Composites, Inc.(a)	46,172	809,395

	Shares	Value
United States-(continued)
Universal Display Corp.	4,358	$654,223
Veeco Instruments, Inc.(a)	66,313	724,801
Vivint Solar, Inc.(a)(b)	99,025	627,818
Willdan Group, Inc.(a)	27,905	707,671

		15,404,587

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $46,114,262)		56,859,387

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-12.11%
Invesco Private Government Fund, 0.01%(d)(e)(f) (Cost $6,885,105)	6,885,105	6,885,105

TOTAL INVESTMENTS IN SECURITIES-112.15% (Cost $52,999,367)		63,744,492
OTHER ASSETS LESS LIABILITIES-(12.15)%		(6,904,628)

NET ASSETS-100.00%		$56,839,864

Investment Abbreviations:

ADR-American Depositary Receipt

BR-Bearer Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2020.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $2,933,848, which represented 5.16% of the Fund’s Net Assets.

(d)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$-	$887,782	$(887,782)	$-	$-	$-	$302
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	6,892,188	28,159,631	(35,051,819)	-	-	-	41,314
Invesco Liquid Assets Portfolio, Institutional Class*	2,297,396	7,221,660	(9,518,549)	(200)	(307)	-	15,859
Invesco Private Government Fund	-	13,044,172	(6,159,067)	-	-	6,885,105	4

Total	$9,189,584	$49,313,245	$(51,617,217)	$(200)	$(307)	$6,885,105	$57,479

*	At April 30, 2020, this security was no longer held.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco Global Clean Energy ETF (PBD)–(continued)

April 30, 2020

(Unaudited)

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of April 30, 2020
Renewable Electricity	26.43
Semiconductors	11.53
Heavy Electrical Equipment	9.35
Semiconductor Equipment	9.11
Electrical Components & Equipment	8.48
Electric Utilities	6.36
Automobile Manufacturers	3.80
Oil & Gas Refining & Marketing	3.22
Sub-Industry Types Each Less Than 3%	21.76
Money Market Funds Plus Other Assets Less Liabilities	(0.04)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco Global Water ETF (PIO)

April 30, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Brazil-2.43%
Cia de Saneamento Basico do Estado de Sao Paulo	592,541	$4,387,166

Canada-1.00%
Stantec, Inc.	61,245	1,809,196

Cayman Islands-0.10%
Consolidated Water Co. Ltd.	12,184	183,004

China-2.24%
Beijing Enterprises Water Group Ltd.	3,505,438	1,356,533
China Everbright Water Ltd.	156,120	22,735
CT Environmental Group Ltd.(a)(b)	2,561,890	56,179
Guangdong Investment Ltd.	1,249,489	2,598,149

		4,033,596

France-6.45%
Suez	363,868	4,110,987
Veolia Environnement S.A.(c)	352,227	7,517,200

		11,628,187

Hong Kong-0.20%
China Water Affairs Group Ltd.	462,844	350,461

Italy-1.77%
ACEA S.p.A	26,821	448,000
Hera S.p.A	743,382	2,750,456

		3,198,456

Japan-4.94%
Kurita Water Industries Ltd.	87,335	2,474,635
METAWATER Co. Ltd.	9,872	396,966
Miura Co. Ltd.	49,218	2,034,353
TOTO Ltd.	112,722	3,995,104

		8,901,058

Netherlands-1.32%
Aalberts N.V	62,353	1,755,187
Arcadis N.V	40,492	629,339

		2,384,526

South Korea-3.80%
Coway Co. Ltd.	136,016	6,854,103

Spain-0.88%
Acciona S.A	16,016	1,585,826

Switzerland-7.76%
Geberit AG	31,186	13,994,360

Thailand-0.19%
TTW PCL, NVDR	825,061	341,703

United Kingdom-14.61%
Halma PLC	199,529	5,260,029

	Shares	Value
United Kingdom-(continued)
HomeServe PLC	119,550	$1,681,358
Pennon Group PLC	259,228	3,583,672
Polypipe Group PLC	83,604	526,743
Severn Trent PLC	188,571	5,684,714
Spirax-Sarco Engineering PLC	34,224	3,767,743
United Utilities Group PLC	512,432	5,831,427

		26,335,686

United States-52.34%
A.O. Smith Corp.	143,508	6,081,869
American Water Works Co., Inc.	62,401	7,593,578
Danaher Corp.	106,741	17,447,884
Ecolab, Inc.	76,507	14,804,104
Essential Utilities, Inc.	100,342	4,193,292
Ferguson PLC	89,632	6,484,971
HD Supply Holdings, Inc.(a)	94,755	2,812,328
IDEX Corp.	31,517	4,841,957
Pentair PLC	230,684	7,979,360
Reliance Worldwide Corp. Ltd.	662,888	1,184,800
Roper Technologies, Inc.	21,941	7,482,539
Waters Corp.(a)	39,287	7,346,669
Xylem, Inc.	85,044	6,114,664

		94,368,015

Total Common Stocks & Other Equity Interests (Cost $151,792,819)		180,355,343

Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.21%(d)(e) (Cost $69,566)	69,566	69,566

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $151,862,385)		180,424,909

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.05%
Invesco Private Government Fund, 0.01%(d)(f)(g) (Cost $96,110)	96,110	96,110

TOTAL INVESTMENTS IN SECURITIES-100.12% (Cost $151,958,495)		180,521,019
OTHER ASSETS LESS LIABILITIES-(0.12)%		(224,958)

NET ASSETS-100.00%		$180,296,061

Investment Abbreviations:

NVDR-Non-Voting Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco Global Water ETF (PIO)–(continued)

April 30, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(c)	All or a portion of this security was out on loan at April 30, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$831,432	$(761,866)	$-	$-	$69,566	$133
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	2,256,993	22,521,053	(24,778,046)	-	-	-	10,713
Invesco Liquid Assets Portfolio, Institutional Class*	752,331	7,214,024	(7,966,733)	(74)	452	-	4,210
Invesco Private Government Fund	-	188,185	(92,075)	-	-	96,110	-

Total	$3,009,324	$30,754,694	$(33,598,720)	$(74)	$452	$165,676	$15,056

*	At April 30, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.
(f)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2020
Industrials	42.20
Utilities	29.15
Health Care	13.75
Materials	8.21
Consumer Discretionary	3.80
Information Technology	2.92
Money Market Funds Plus Other Assets Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco International BuyBack AchieversTM ETF (IPKW)

April 30, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Australia-7.35%
Qantas Airways Ltd.	1,000,895	$2,489,563
Rio Tinto PLC	85,829	3,988,857

		6,478,420

Brazil-0.17%
Ser Educacional S.A.(a)	48,300	151,682

Canada-28.24%
Canadian Tire Corp. Ltd., Class A(b)	33,157	2,331,577
CI Financial Corp.	193,822	2,063,881
Dream Office REIT	32,895	514,403
ECN Capital Corp.	198,952	565,795
Gildan Activewear, Inc.	149,266	2,087,005
Home Capital Group, Inc.(c)	34,177	458,416
Imperial Oil Ltd.	177,019	2,866,307
Magna International, Inc.	125,423	4,897,904
Methanex Corp.	53,827	857,620
Norbord, Inc.	29,152	473,921
RioCan REIT(b)	174,647	1,999,271
Thomson Reuters Corp.	58,748	4,148,037
West Fraser Timber Co. Ltd.	45,736	1,275,649
Westshore Terminals Investment Corp.(b)	32,022	343,978

		24,883,764

Denmark-3.42%
Pandora A/S(b)	60,918	2,163,680
Sydbank A/S	51,165	851,166

		3,014,846

Germany-4.59%
Bilfinger SE(b)	34,701	652,597
Covestro AG(a)	64,705	2,181,518
Rocket Internet SE(a)(c)	57,462	1,210,300

		4,044,415

Ireland-5.23%
Flutter Entertainment PLC(b)	37,467	4,607,755

Japan-28.63%
Chugoku Marine Paints Ltd.	35,765	273,789
Coca-Cola Bottlers Japan Holdings, Inc.(b)	96,278	1,738,733
Fancl Corp.	54,361	1,309,602
Foster Electric Co. Ltd.	15,478	169,144
Geo Holdings Corp.	18,791	247,739
Idemitsu Kosan Co. Ltd.	86,247	1,976,738
Isuzu Motors Ltd.	298,620	2,286,350
Joyful Honda Co. Ltd.	61,392	750,930
Kenedix, Inc.	97,115	442,771
KYORIN Holdings, Inc.	35,721	749,595
NTT DOCOMO, Inc.	126,481	3,723,404
Seiren Co. Ltd.	38,492	456,707
Shinmaywa Industries Ltd.	36,208	370,035
Ship Healthcare Holdings, Inc.	27,811	1,262,709

	Shares	Value
Japan-(continued)
Toshiba Corp.	179,545	$4,475,743
Yondoshi Holdings, Inc.	13,712	223,077
Z Holdings Corp.	1,227,664	4,766,057

		25,223,123

Netherlands-9.49%
ASM International N.V	19,743	2,172,181
Koninklijke Ahold Delhaize N.V	169,445	4,112,743
Signify N.V.(a)	101,940	2,078,455

		8,363,379

South Africa-0.16%
DataTec Ltd.	105,415	139,482

South Korea-4.26%
BH Co. Ltd.(c)	22,359	310,115
S&T Motiv Co. Ltd.	6,635	194,193
SFA Engineering Corp.	15,980	460,325
SK Innovation Co. Ltd.	27,701	2,248,072
SK Materials Co. Ltd.	4,142	537,501

		3,750,206

Switzerland-2.71%
Dufry AG	29,989	976,588
Forbo Holding AG	1,050	1,407,761

		2,384,349

Taiwan-0.44%
Cheng Uei Precision Industry Co. Ltd.	308,000	388,706

United Kingdom-5.33%
Computacenter PLC	78,642	1,444,281
Man Group PLC	1,246,544	2,097,487
Sole Realisation Co. PLC(c)(d)	90,508	0
Ultra Electronics Holdings PLC	46,417	1,153,983

		4,695,751

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $109,122,117)		88,125,878

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-10.96%
Invesco Private Government Fund, 0.01%(e)(f)(g) (Cost $9,655,196)	9,655,196	9,655,196

TOTAL INVESTMENTS IN SECURITIES-110.98% (Cost $118,777,313)		97,781,074
OTHER ASSETS LESS LIABILITIES-(10.98)%		(9,674,454)

NET ASSETS-100.00%		$88,106,620

Investment Abbreviations:

REIT-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco International BuyBack AchieversTM ETF (IPKW)–(continued)

April 30, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $5,621,955, which represented 6.38% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at April 30, 2020.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
(g)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$-	$2,836,858	$(2,836,858)	$-	$-	$-	$322
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	7,837,029	33,281,797	(41,118,826)	-	-	-	31,652
Invesco Liquid Assets Portfolio, Institutional Class*	2,612,343	7,870,351	(10,480,991)	(53)	(1,650)	-	12,162
Invesco Private Government Fund	-	18,296,261	(8,641,065)	-	-	9,655,196	5

Total	$10,449,372	$62,285,267	$(63,077,740)	$(53)	$(1,650)	$9,655,196	$44,141

*	At April 30, 2020, this security was no longer held.

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2020
Consumer Discretionary	27.42
Industrials	18.36
Materials	10.89
Communication Services	9.64
Consumer Staples	8.13
Energy	8.05
Financials	6.85
Information Technology	5.05
Real Estate	3.35
Health Care	2.28
Money Market Funds Plus Other Assets Less Liabilities	(0.02)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco MSCI Global Timber ETF (CUT)

April 30, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Australia-1.20%
Orora Ltd.	530,915	$893,306

Brazil-4.01%
Duratex S.A	135,242	243,337
Klabin S.A	306,034	1,006,866
Suzano S.A.(a)	239,553	1,743,998

		2,994,201

Canada-3.29%
Canfor Corp.(a)	27,196	189,929
Canfor Pulp Products, Inc.(a)	12,747	63,691
Cascades, Inc.	30,511	306,000
Interfor Corp.(a)	29,217	172,700
Norbord, Inc.	21,298	346,239
Stella-Jones, Inc.	25,178	629,020
West Fraser Timber Co. Ltd.	23,137	645,327
Western Forest Products, Inc.(a)	163,078	109,192

		2,462,098

Chile-1.43%
Empresas CMPC S.A	495,270	1,066,350

China-0.84%
Lee & Man Paper Manufacturing Ltd.	570,258	351,614
Shandong Sun Paper Industry JSC Ltd., A Shares	67,400	79,804
Shanying International Holding Co. Ltd., A Shares(a)	119,500	51,175
Youyuan International Holdings Ltd.(a)(b)	337,463	11,318
Yunnan Energy New Material Co. Ltd.	17,500	136,013

		629,924

Finland-12.09%
Huhtamaki OYJ(a)	42,673	1,594,760
Metsa Board OYJ(c)	84,726	590,210
Stora Enso OYJ, Class R	255,762	3,025,470
UPM-Kymmene OYJ	138,165	3,822,649

		9,033,089

Germany-0.25%
Mercer International, Inc.(c)	18,532	186,803

Hong Kong-0.93%
Nine Dragons Paper Holdings Ltd.	715,444	692,155

Indonesia-0.87%
PT Indah Kiat Pulp & Paper Corp. Tbk	1,188,232	443,340
PT Pabrik Kertas Tjiwi Kimia Tbk	608,520	204,545

		647,885

Ireland-4.17%
Smurfit Kappa Group PLC	99,381	3,115,344

Israel-0.08%
Hadera Paper Ltd.	1,282	59,577

Japan-5.65%
Daiken Corp.	4,713	70,782
Daio Paper Corp.(c)	30,055	414,280
Hokuetsu Corp.	54,515	217,173
Nippon Paper Industries Co. Ltd.	43,608	631,681
Oji Holdings Corp.	379,192	1,950,303
Pack Corp. (The)(c)	5,616	179,086

	Shares	Value
Japan-(continued)
Rengo Co. Ltd.	77,796	$616,926
Tokushu Tokai Paper Co. Ltd.	3,697	141,055

		4,221,286

Pakistan-0.04%
Packages Ltd.	15,150	29,560

Portugal-0.68%
Altri SGPS S.A	31,189	164,657
Navigator Co. S.A. (The)	93,502	243,128
Semapa-Sociedade de Investimento e Gestao	10,589	104,383

		512,168

South Africa-0.39%
Sappi Ltd.(a)	238,065	291,667

South Korea-0.40%
Hansol Paper Co. Ltd.	7,241	93,302
Kuk-il Paper Manufacturing Co. Ltd.(a)	36,837	182,001
Moorim P&P Co. Ltd.	9,487	26,356

		301,659

Spain-0.39%
Ence Energia y Celulosa S.A.(c)	58,840	188,831
Miquel y Costas & Miquel S.A	8,081	102,319

		291,150

Sweden-6.98%
BillerudKorsnas AB(c)	77,996	986,609
Holmen AB, Class B	46,457	1,357,485
Svenska Cellulosa AB S.C.A., Class B(a)	266,246	2,869,030

		5,213,124

Switzerland-2.42%
SIG Combibloc Group AG(a)	112,600	1,811,820

Taiwan-0.79%
Cheng Loong Corp.	312,000	222,434
Chung Hwa Pulp Corp.	168,000	43,050
Longchen Paper & Packaging Co. Ltd.	236,000	106,347
YFY, Inc.	504,000	216,946

		588,777

Thailand-0.07%
Polyplex Thailand PCL, NVDR	116,663	50,480

United Kingdom-8.07%
DS Smith PLC	603,311	2,373,517
Mondi PLC	205,666	3,657,779

		6,031,296

United States-44.94%
Amcor PLC	431,466	3,870,250
Avery Dennison Corp.	32,396	3,576,194
Boise Cascade Co.	16,930	529,401
CatchMark Timber Trust, Inc., Class A	21,292	167,355
Clearwater Paper Corp.(a)	7,180	171,889
Domtar Corp.	24,954	582,925
Graphic Packaging Holding Co.	127,107	1,696,879
International Paper Co.	101,931	3,491,137
Louisiana-Pacific Corp.	51,758	1,035,160
Neenah, Inc.	7,318	357,558
Packaging Corp. of America	41,601	4,020,737

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco MSCI Global Timber ETF (CUT)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
United States-(continued)
PH Glatfelter Co.	19,192	$280,203
PotlatchDeltic Corp.	29,633	1,040,415
Rayonier, Inc.	56,905	1,367,427
Schweitzer-Mauduit International, Inc., Class A	13,423	432,489
Sealed Air Corp.	67,661	1,934,428
Sonoco Products Co.	44,000	2,148,960
Verso Corp., Class A(a)	14,969	207,919
Westrock Co.	107,698	3,466,799
Weyerhaeuser Co.	146,301	3,199,603

		33,577,728

Total Common Stocks & Other Equity Interests (Cost $79,189,231)		74,701,447

Exchange-Traded Funds-0.16%
India-0.16%
Invesco India ETF(c)(d) (Cost $177,736)	7,489	118,326

Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.21%(d)(e) (Cost $60,261)	60,261	60,261

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $79,427,228)		74,880,034

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.87%
Invesco Private Government Fund, 0.01%(d)(f)(g) (Cost $1,397,991)	1,397,991	$1,397,991

TOTAL INVESTMENTS IN SECURITIES-102.09% (Cost $80,825,219)		76,278,025
OTHER ASSETS LESS LIABILITIES-(2.09)%		(1,558,273)

NET ASSETS-100.00%		$74,719,752

Investment Abbreviations:

NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(c)	All or a portion of this security was out on loan at April 30, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value	Dividend
	October 31, 2019	at Cost	from Sales	(Depreciation)	(Loss)	April 30, 2020	Income
Invesco India ETF	$73,870	$170,768	$(96,520)	$(57,969)	$28,177	$118,326	$1,346
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	208,217	4,935,733	(5,083,689)	-	-	60,261	2,085
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	1,898,798	25,025,621	(26,924,419)	-	-	-	15,173
Invesco Liquid Assets Portfolio, Institutional Class*	632,933	7,568,210	(8,200,374)	(41)	(728)	-	6,372
Invesco Private Government Fund	-	2,761,318	(1,363,327)	-	-	1,397,991	1

Total	$2,813,818	$40,461,650	$(41,668,329)	$(58,010)	$27,449	$1,576,578	$24,977

*	At April 30, 2020, this security was no longer held.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco MSCI Global Timber ETF (CUT)–(continued)

April 30, 2020

(Unaudited)

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.
(f)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2020

Materials	92.26
Real Estate	7.72
Financials	0.16
Money Market Funds Plus Other Assets Less Liabilities	(0.14)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco S&P Global Water Index ETF (CGW)

April 30, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-100.09%
Austria-1.24%
ANDRITZ AG	229,134	$7,529,113

Brazil-1.26%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,005,018	7,698,438

Canada-3.51%
Algonquin Power & Utilities Corp.(a)	1,541,477	21,419,422

China-4.01%
Beijing Enterprises Water Group Ltd.	17,682,191	6,842,644
Guangdong Investment Ltd.	8,459,231	17,589,867

		24,432,511

France-7.36%
Suez	1,246,548	14,083,522
Veolia Environnement S.A.(a)	1,442,922	30,794,722

		44,878,244

Hong Kong-0.31%
China Water Affairs Group Ltd.	2,500,943	1,893,688

Italy-1.77%
ACEA S.p.A	131,518	2,196,788
Hera S.p.A	2,321,597	8,589,730

		10,786,518

Japan-1.99%
Kurita Water Industries Ltd.	341,391	9,673,304
METAWATER Co. Ltd.	34,808	1,399,676
Organo Corp.	19,814	1,067,271

		12,140,251

Netherlands-1.42%
Aalberts N.V	307,187	8,647,070

Singapore-0.51%
Sembcorp Industries Ltd.	2,676,310	3,079,933

South Korea-1.35%
Coway Co. Ltd.	162,597	8,193,570

Spain-0.23%
Fomento de Construcciones y Contratas S.A	149,962	1,424,077

Sweden-2.95%
Alfa Laval AB(b)	956,793	17,975,624

Switzerland-6.68%
Geberit AG	68,985	30,956,228
Georg Fischer AG	13,095	9,762,060

		40,718,288

United Kingdom-15.26%
Halma PLC	1,206,593	31,808,479
Pennon Group PLC	1,237,944	17,113,836
Severn Trent PLC	706,299	21,292,287
United Utilities Group PLC	2,005,258	22,819,645

		93,034,247

Investment Abbreviations:

ADR-American Depositary Receipt

	Shares	Value
United States-50.24%
Advanced Drainage Systems, Inc.	165,680	$6,716,667
Aegion Corp.(b)	90,455	1,451,803
American States Water Co.	108,335	8,598,549
American Water Works Co., Inc.	466,816	56,806,839
Badger Meter, Inc.	92,953	5,487,016
California Water Service Group	141,583	6,359,908
Danaher Corp.	201,597	32,953,046
Energy Recovery, Inc.(a)(b)	105,593	859,527
Essential Utilities, Inc.	634,736	26,525,617
Evoqua Water Technologies Corp.(b)	230,130	3,693,587
Franklin Electric Co., Inc.	122,870	6,241,796
Gorman-Rupp Co. (The)	55,908	1,649,286
IDEX Corp.	193,760	29,767,349
Lindsay Corp.	34,527	3,107,430
Middlesex Water Co.	51,260	3,090,978
Mueller Water Products, Inc., Class A	503,290	4,776,222
Olin Corp.(a)	509,839	6,806,351
Pentair PLC	536,731	18,565,525
Reliance Worldwide Corp. Ltd.	2,523,002	4,509,440
Rexnord Corp.	389,349	10,617,547
Select Energy Services, Inc., Class A(b)	184,421	885,221
SJW Group	76,151	4,533,269
Tetra Tech, Inc.	160,530	12,084,698
Watts Water Technologies, Inc., Class A	88,135	7,262,324
Xylem, Inc.	575,003	41,342,716
York Water Co. (The)	38,197	1,540,103

		306,232,814

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $528,212,130)		610,083,808

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.59%
Invesco Private Government Fund, 0.01%(c)(d)(e) (Cost $15,773,015)	15,773,015	15,773,015

TOTAL INVESTMENTS IN SECURITIES-102.68% (Cost $543,985,145)		625,856,823
OTHER ASSETS LESS LIABILITIES-(2.68)%		(16,318,615)

NET ASSETS-100.00%		$609,538,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco S&P Global Water Index ETF (CGW)–(continued)

April 30, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2020.
(b)	Non-income producing security.
(c)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	October 31, 2019	at Cost	from Sales	(Depreciation)	Gain	April 30, 2020	Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$-	$13,265,039	$(13,265,039)	$-	$-	$-	$3,179
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	5,913,122	78,493,521	(84,406,643)	-	-	-	50,019
Invesco Liquid Assets Portfolio, Institutional Class*	1,971,041	22,194,630	(24,165,629)	(139)	97	-	19,630
Invesco Private Government Fund	-	31,448,475	(15,675,460)	-	-	15,773,015	8

Total	$7,884,163	$145,401,665	$(137,512,771)	$(139)	$97	$15,773,015	$72,836

* At April 30, 2020, this security was no longer held.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of April 30, 2020

Water Utilities	33.24
Machinery	30.18
Multi-Utilities	12.64
Building Products	6.92
Electronic Equipment, Instruments & Components	6.12
Health Care Equipment & Supplies	5.41
Industry Types Each Less Than 3%	5.58
Money Market Funds Plus Other Assets Less Liabilities	(0.09)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco S&P International Developed Quality ETF (IDHQ)

April 30, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Australia-10.55%
Alumina Ltd.	38,045	$43,215
Aristocrat Leisure Ltd.	7,712	128,700
BHP Group Ltd.	38,025	805,352
BlueScope Steel Ltd.	5,725	38,419
Brambles Ltd.	30,050	217,985
CIMIC Group Ltd.	1,689	27,247
Cochlear Ltd.	832	100,499
Coles Group Ltd.	12,667	128,626
CSL Ltd.	5,563	1,127,010
Fortescue Metals Group Ltd.	23,276	182,256
Insurance Australia Group Ltd.	27,609	104,477
Magellan Financial Group Ltd.	2,090	69,812
Medibank Pvt Ltd.	39,580	69,965
Qantas Airways Ltd.	17,558	44,372
REA Group Ltd.(a)	587	34,215
Rio Tinto PLC	15,570	723,607
Wesfarmers Ltd.	23,003	567,614
Woolworths Group Ltd.	17,401	407,280

		4,820,651

Austria-0.05%
Raiffeisen Bank International AG	1,406	24,224

Belgium-0.36%
Colruyt S.A	548	32,784
Galapagos N.V.(b)	606	133,746

		166,530

Canada-6.03%
Alimentation Couche-Tard, Inc., Class B	9,841	275,189
Barrick Gold Corp.	18,087	466,581
Canadian National Railway Co.	7,919	656,291
Canadian Pacific Railway Ltd.	1,612	367,164
CGI,Inc.,Class A(b)	2,511	160,482
CI Financial Corp.	3,030	32,264
Constellation Software, Inc.	216	208,159
Gildan Activewear, Inc.	2,178	30,452
IGM Financial, Inc.	924	19,612
Kirkland Lake Gold Ltd.	2,976	123,287
Magna International, Inc.	3,086	120,512
Onex Corp.	1,383	63,885
Thomson Reuters Corp.	3,239	228,697

		2,752,575

Denmark-5.79%
Carlsberg A/S, Class B	1,113	140,313
Chr. Hansen Holding A/S	1,276	109,939
Coloplast A/S, Class B(a)	1,987	314,214
GN Store Nord A/S	1,667	76,195
H Lundbeck A/S	772	28,123
Novo Nordisk A/S, Class B	25,646	1,635,388
Novozymes A/S, Class B(a)	2,674	130,978
Orsted A/S(c)	1,855	187,498
Rockwool International A/S, Class B	110	23,096

		2,645,744

Finland-2.09%
Elisa OYJ	1,786	108,452
Kone OYJ, Class B	6,200	375,670

	Shares	Value
Finland-(continued)
Metso OYJ	1,465	$40,645
Neste OYJ	5,883	208,323
Orion OYJ, Class B	1,492	75,794
UPM-Kymmene OYJ	5,283	146,166

		955,050

France-7.59%
Airbus SE(b)	8,555	542,352
Dassault Aviation S.A	38	31,008
Hermes International	511	373,767
Kering S.A	1,048	528,252
L’Oreal S.A	2,566	745,636
LVMH Moet Hennessy Louis Vuitton SE	2,812	1,085,540
Peugeot S.A	6,768	96,925
Sartorius Stedim Biotech	254	60,927

		3,464,407

Germany-5.49%
adidas AG	2,442	559,552
Covestro AG(c)	1,756	59,008
Deutsche Boerse AG	2,065	320,609
E.ON SE	23,243	232,839
Evonik Industries AG	2,029	49,914
HOCHTIEF AG	286	22,476
Knorr-Bremse AG	642	59,672
Merck KGaA	1,504	174,782
MTU Aero Engines AG	513	69,843
Muenchener Rueckversicherungs-Gesellschaft AG	1,530	336,503
RWE AG	11,198	321,838
Siemens Healthineers AG(c)	1,637	72,079
Uniper SE	1,858	49,859
Wirecard AG(a)	1,786	176,841

		2,505,815

Hong Kong-3.72%
AIA Group Ltd.	124,567	1,156,113
Hong Kong Exchanges & Clearing Ltd.	12,750	414,455
Techtronic Industries Co. Ltd.	17,014	129,597

		1,700,165

Ireland-0.24%
ICON PLC(b)	682	109,441

Israel-0.61%
Bank Leumi Le-Israel BM	17,611	95,846
Check Point Software Technologies Ltd.(b)	1,538	162,628
First International Bank of Israel Ltd.	841	20,974

		279,448

Italy-0.94%
DiaSorin S.p.A	187	31,809
Ferrari N.V	1,412	221,777
Mediaset S.p.A.(a)(b)	8,407	17,081
Moncler S.p.A	2,710	101,812
Recordati S.p.A	1,279	55,573

		428,052

Japan-16.26%
ABC-Mart, Inc.	425	21,899
Alfresa Holdings Corp.	2,188	44,155

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco S&P International Developed Quality ETF (IDHQ)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
Japan-(continued)
Asahi Group Holdings Ltd.	5,037	$176,167
Astellas Pharma, Inc.	22,078	368,844
Bandai Namco Holdings, Inc.	2,218	112,647
Bank of Kyoto Ltd. (The)(a)	825	28,623
Brother Industries Ltd.	2,639	45,310
Capcom Co. Ltd.	931	28,687
Casio Computer Co. Ltd.	2,289	36,603
Chugai Pharmaceutical Co. Ltd.	2,200	263,543
Daito Trust Construction Co. Ltd.	759	73,213
Eisai Co. Ltd.	3,012	212,095
FamilyMart Co. Ltd.(a)	2,481	42,527
Fancl Corp.	931	22,601
FANUC Corp.	1,984	330,806
Fast Retailing Co. Ltd.(a)	800	385,281
GOLDWIN, Inc.	625	34,074
GungHo Online Entertainment, Inc.	1,146	17,951
Hoshizaki Corp.	543	41,841
Hoya Corp.	3,962	365,541
Itochu Techno-Solutions Corp.	893	27,558
Japan Exchange Group, Inc.	5,075	95,487
Japan Tobacco, Inc.	11,197	210,935
Kagome Co. Ltd.	1,034	26,523
Kakaku.com, Inc.	1,952	40,159
Kaken Pharmaceutical Co. Ltd.	431	23,820
Kobe Bussan Co. Ltd.	825	39,963
Kose Corp.	317	39,901
Lion Corp.	4,092	86,137
McDonald’s Holdings Co. Japan Ltd.	684	33,773
Miura Co. Ltd.	1,162	48,030
MonotaRO Co. Ltd.	2,169	70,383
Morinaga & Co. Ltd.	555	23,018
Nexon Co. Ltd.	4,926	80,338
Nifco, Inc.	874	17,123
Nihon M&A Center, Inc.	1,549	51,496
Nihon Unisys Ltd.	800	23,528
Nintendo Co. Ltd.	1,195	498,964
Nippon Shinyaku Co. Ltd.	755	53,447
Nissan Chemical Corp.	1,555	60,202
Nitori Holdings Co. Ltd.	874	135,021
Nomura Research Institute Ltd.	4,670	115,030
NS Solutions Corp.	693	17,478
NTT DOCOMO, Inc.	13,065	384,613
Otsuka Corp.	1,163	52,693
PeptiDream, Inc.(b)	1,116	42,267
Pigeon Corp.	1,607	57,632
Recruit Holdings Co. Ltd.	14,997	446,257
Sankyu, Inc.	748	29,169
Santen Pharmaceutical Co. Ltd.	4,186	74,533
SCSK Corp.	519	23,588
Shionogi & Co. Ltd.	3,691	204,647
Shizuoka Bank Ltd. (The)	5,588	34,175
Showa Denko K.K	1,572	34,914
Sompo Holdings, Inc.	4,000	130,921
Sony Financial Holdings, Inc.	1,496	28,903
Subaru Corp.	6,483	131,861
Sundrug Co. Ltd.	668	23,082
Suzuken Co. Ltd.	890	34,623
T&D Holdings, Inc.	5,852	51,387
TIS, Inc.	2,627	50,951
Tokio Marine Holdings, Inc.	7,988	379,922

	Shares	Value
Japan-(continued)
Tokyo Electron Ltd.	2,133	$457,577
Trend Micro, Inc.	1,887	96,525
USS Co. Ltd.	2,471	39,514
Workman Co. Ltd.	303	19,466
Yamaha Corp.	1,665	68,197
Zenkoku Hosho Co. Ltd.	731	21,636
ZOZO, Inc.	2,184	35,537

		7,425,312

Luxembourg-0.04%
RTL Group S.A	530	17,671

Macau-0.33%
Sands China Ltd.	36,353	149,588

Netherlands-4.22%
Akzo Nobel N.V	2,586	196,005
ASML Holding N.V	4,876	1,445,456
Randstad N.V	1,204	48,305
Wolters Kluwer N.V	3,212	236,135

		1,925,901

New Zealand-0.68%
a2 Milk Co. Ltd.(b)	8,285	100,337
Contact Energy Ltd.	7,919	30,731
Fisher & Paykel Healthcare Corp. Ltd.	6,306	106,560
Fletcher Building Ltd.	8,715	19,894
Spark New Zealand Ltd.	20,152	55,202

		312,724

Norway-0.57%
Equinor ASA	11,277	158,293
Gjensidige Forsikring ASA	3,081	54,568
Salmar ASA	697	27,281
TGS NOPEC Geophysical Co. ASA	1,244	19,166

		259,308

Portugal-0.04%
Navigator Co. S.A. (The)	6,307	16,400

Singapore-0.48%
Genting Singapore Ltd.	59,079	32,945
Mapletree Commercial Trust	22,800	31,746
SATS Ltd.	6,999	16,308
Singapore Exchange Ltd.	8,152	55,883
Singapore Technologies Engineering Ltd.	21,085	51,376
Venture Corp. Ltd.	2,563	28,858

		217,116

South Africa-0.58%
Anglo American PLC	14,932	266,546

South Korea-2.17%
BGF retail Co. Ltd.	188	24,378
Cheil Worldwide, Inc.	1,192	17,316
Coway Co. Ltd.	673	33,914
GS Engineering & Construction Corp.	966	20,058
Hanssem Co. Ltd.	497	29,695
HDC Hyundai Development Co.-Engineering & Construction, Class E	1,365	21,117
KMW Co. Ltd.(b)	605	30,288
Korea Aerospace Industries Ltd.	893	18,799
KT&G Corp.	1,359	90,455
LG Household & Health Care Ltd.	88	100,101
Lotte Corp.	867	28,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco S&P International Developed Quality ETF (IDHQ)–(continued)

April 30, 2020

(Unaudited)

	Shares	Value
South Korea-(continued)
Medy-Tox, Inc.	112	$10,626
NAVER Corp.	1,511	244,920
NCSoft Corp.	194	102,378
Orion Corp.	283	28,800
Samsung C&T Corp.	1,017	88,475
Samsung Electro-Mechanics Co. Ltd.	590	54,959
Samsung Engineering Co. Ltd.(b)	2,308	21,783
Studio Dragon Corp.(b)	415	26,158

		992,754

Spain-0.91%
Aena SME S.A.(c)	817	103,356
Industria de Diseno Textil S.A	11,490	292,601
Mapfre S.A	9,916	18,149

		414,106

Sweden-2.58%
Alfa Laval AB(b)	3,368	63,276
Atlas Copco AB, Class A(a)	11,354	394,423
Axfood AB	1,504	31,906
Boliden AB(a)	2,755	56,498
Epiroc AB, Class A	7,198	72,310
Hennes & Mauritz AB, Class B(a)	8,398	117,107
Industrivarden AB, Class C(b)	1,649	34,138
Investment AB Latour, Class B(a)	1,601	24,030
Kinnevik AB, Class B	3,369	69,676
Sandvik AB	10,765	166,757
Skanska AB, Class B(b)	4,367	83,676
SKF AB, Class B	3,954	62,970

		1,176,767

Switzerland-14.13%
Geberit AG	583	261,614
Kuehne + Nagel International AG	536	76,667
Novartis AG	27,214	2,319,457
Partners Group Holding AG	229	180,277
Roche Holding AG	8,199	2,849,665
Schindler Holding AG, PC	425	94,454
SGS S.A	73	165,264
Zurich Insurance Group AG	1,592	506,887

		6,454,285

United Kingdom-12.94%
Admiral Group PLC	2,452	72,063
AstraZeneca PLC	13,042	1,369,013
Barratt Developments PLC	10,397	68,063

Investment Abbreviations:

PC-Participation Certificate

	Shares	Value
United Kingdom-(continued)
Berkeley Group Holdings PLC	1,523	$80,357
Burberry Group PLC	5,087	89,189
Compass Group PLC	20,632	347,683
Croda International PLC	1,411	86,888
Diageo PLC	31,900	1,106,520
Direct Line Insurance Group PLC	14,856	51,063
Experian PLC	11,492	344,412
Hargreaves Lansdown PLC	4,748	86,270
International Consolidated Airlines Group S.A	13,030	36,470
ITV PLC	44,951	43,375
Legal & General Group PLC	87,887	226,812
Micro Focus International PLC	4,829	29,340
Mondi PLC	5,563	98,938
Persimmon PLC	4,399	122,348
Sage Group PLC (The)	14,729	118,902
Smith & Nephew PLC	9,123	179,284
Spirax-Sarco Engineering PLC	967	106,458
St James’s Place PLC	5,843	62,749
Taylor Wimpey PLC	42,118	78,121
Unilever N.V	20,612	1,029,029
Whitbread PLC(a)	2,064	77,582

		5,910,929

United States-0.47%
Ferguson PLC	2,664	192,743
Taro Pharmaceutical Industries Ltd.(b)	289	19,973

		212,716

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $48,395,034)		45,604,225

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.11%
Invesco Private Government Fund, 0.01%(d)(e)(f) (Cost $1,420,795)	1,420,795	1,420,795

TOTAL INVESTMENTS IN SECURITIES-102.97% (Cost $49,815,829)		47,025,020
OTHER ASSETS LESS LIABILITIES-(2.97)%		(1,354,489)

NET ASSETS-100.00%		$45,670,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco S&P International Developed Quality ETF (IDHQ)–(continued)

April 30, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2020.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $421,941, which represented less than 1% of the Fund’s Net Assets.

(d)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value	Dividend
	October 31, 2019	at Cost	from Sales	(Depreciation)	(Loss)	April 30, 2020	Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$71,126	$836,476	$(907,602)	$-	$-	$-	$175
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	590,423	4,748,787	(5,339,210)	-	-	-	3,257
Invesco Liquid Assets Portfolio, Institutional Class*	196,808	1,189,136	(1,385,853)	(4)	(87)	-	1,268
Invesco Private Government Fund	-	2,817,378	(1,396,583)	-	-	1,420,795	1

Total	$858,357	$9,591,777	$(9,029,248)	$(4)	$(87)	$1,420,795	$4,701

* At April 30, 2020, this security was no longer held.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2020

Health Care	27.45
Industrials	14.57
Consumer Discretionary	14.05
Consumer Staples	10.98
Financials	10.75
Materials	8.12
Information Technology	7.29
Communication Services	3.77
Sector Types Each Less Than 3%	2.88
Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Statements of Assets and Liabilities

April 30, 2020

(Unaudited)

	Invesco China Technology ETF (CQQQ)	Invesco DWA Developed Markets Momentum ETF (PIZ)	Invesco DWA Emerging Markets Momentum ETF (PIE)	Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
Assets:
Unaffiliated investments in securities, at value(a)	$681,355,647	$133,037,810	$119,759,234	$1,095,726,834
Affiliated investments in securities, at value	9,914,163	3,914,536	511,084	39,043,325
Foreign currencies, at value	915	21,604	5,969	385,823
Receivable for:
Dividends	24,181	151,369	31,860	5,013,383
Securities lending	3,764	1,905	1,095	35,877
Investments sold	-	-	30,893	116
Fund shares sold	-	-	-	35,728,616
Foreign tax reclaims	-	601,483	-	2,497,387
Other assets	-	-	-	-

Total assets	691,298,670	137,728,707	120,340,135	1,178,431,361

Liabilities:
Due to custodian	-	461,322	164,440	3,844,349
Due to foreign custodian	-	-	-	-
Payable for:
Investments purchased	-	210	-	34,104,685
Collateral upon return of securities loaned	9,145,803	3,914,536	511,084	39,043,325
Fund shares repurchased	-	-	30,893	-
Accrued unitary management fees	374,478	86,156	84,091	378,133
Accrued advisory fees	-	-	-	-
Accrued trustees’ and officer’s fees	-	-	-	-
Accrued expenses	-	-	-	-

Total liabilities	9,520,281	4,462,224	790,508	77,370,492

Net Assets	$681,778,389	$133,266,483	$119,549,627	$1,101,060,869

Net assets consist of:
Shares of beneficial interest	$744,546,181	$252,204,139	$232,333,091	$1,449,674,140
Distributable earnings (loss)	(62,767,792)	(118,937,656)	(112,783,464)	(348,613,271)

Net Assets	$681,778,389	$133,266,483	$119,549,627	$1,101,060,869

Shares outstanding (unlimited amount authorized, $0.01 par value)	13,050,000	5,400,000	7,400,000	33,900,000
Net asset value	$52.24	$24.68	$16.16	$32.48

Market price	$51.75	$24.46	$15.91	$32.25

Unaffiliated investments in securities, at cost	$648,843,437	$119,349,562	$105,705,971	$1,297,456,481

Affiliated investments in securities, at cost	$9,914,163	$3,914,536	$511,084	$39,043,325

Foreign currencies (due to foreign custodian), at cost	$913	$21,409	$5,988	$383,896

(a) Includes securities on loan with an aggregate value of:	$9,072,265	$3,700,674	$488,527	$36,011,967

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)	Invesco FTSE RAFI Emerging Markets ETF (PXH)	Invesco Global Clean Energy ETF (PBD)	Invesco Global Water ETF (PIO)	Invesco International BuyBack AchieversTM ETF (IPKW)	Invesco MSCI Global Timber ETF (CUT)	Invesco S&P Global Water Index ETF (CGW)	Invesco S&P International Developed Quality ETF (IDHQ)

$305,194,152	$1,042,285,938	$56,859,387	$180,355,343	$88,125,878	$74,701,447	$610,083,808	$45,604,225
14,004,697	5,377,113	6,885,105	165,676	9,655,196	1,576,578	15,773,015	1,420,795
-	36,662	251	21,154	-	-	-	4,546

1,757,025	1,216,373	34,235	326,034	637,204	63,270	292,740	126,212
29,288	852	30,715	742	3,270	4,532	5,248	849
114,696	-	433,279	12,681,746	8,535,208	-	-	-
-	-	333	41	-	-	-	539
269,812	2,960	40,994	309,306	272,410	154,635	1,300,771	170,058
-	5,918	-	-	-	-	-	-

321,369,670	1,048,925,816	64,284,299	193,860,042	107,229,166	76,500,462	627,455,582	47,327,224

-	164,858	135,198	-	253,772	-	1,138,221	226,373
402,047	-	-	-	28,371	2,538	5,623	-

99,477	551,874	16	13,363,885	9,144,881	-	-	59
13,887,017	1,465,406	6,885,105	96,110	9,655,196	1,397,991	15,773,015	1,420,795
2,989	-	391,274	-	-	-	-	-
119,814	405,202	32,842	103,986	40,326	-	-	9,466
-	-	-	-	-	31,850	240,204	-
-	-	-	-	-	9,763	21,789	-
-	-	-	-	-	338,568	738,522	-

14,511,344	2,587,340	7,444,435	13,563,981	19,122,546	1,780,710	17,917,374	1,656,693

$306,858,326	$1,046,338,476	$56,839,864	$180,296,061	$88,106,620	$74,719,752	$609,538,208	$45,670,531

$378,696,882	$1,381,405,220	$117,712,108	$198,165,144	$161,936,085	$97,878,838	$526,864,392	$49,840,147
(71,838,556)	(335,066,744)	(60,872,244)	(17,869,083)	(73,829,465)	(23,159,086)	82,673,816	(4,169,616)

$306,858,326	$1,046,338,476	$56,839,864	$180,296,061	$88,106,620	$74,719,752	$609,538,208	$45,670,531

11,950,000	62,900,000	4,225,000	6,700,000	3,400,000	3,200,000	17,080,000	2,000,000
$25.68	$16.63	$13.45	$26.91	$25.91	$23.35	$35.69	$22.84

$25.46	$16.43	$13.39	$26.88	$25.78	$23.23	$35.66	$22.98

$330,043,991	$1,177,583,652	$46,114,262	$151,792,819	$109,122,117	$79,189,231	$528,212,130	$48,395,034

$14,004,697	$4,923,500	$6,885,105	$165,676	$9,655,196	$1,635,988	$15,773,015	$1,420,795

$(660,386)	$35,151	$300	$21,129	$(29,321)	$(2,522)	$(5,569)	$4,546

$12,830,060	$1,371,021	$6,432,229	$88,782	$9,124,444	$1,360,112	$14,095,881	$1,342,329

65

Statements of Operations

For the six months ended April 30, 2020

(Unaudited)

	Invesco China Technology ETF (CQQQ)	Invesco DWA Developed Markets Momentum ETF (PIZ)	Invesco DWA Emerging Markets Momentum ETF (PIE)	Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
Investment income:
Unaffiliated dividend income	$1,814,143	$1,276,734	$702,200	$18,327,780
Affiliated dividend income	547	285	835	6,081
Non-cash dividend income	-	-	224,840	103,193
Securities lending income	30,155	18,687	3,255	158,669
Foreign withholding tax	(3,482)	(140,457)	(65,363)	(1,810,528)

Total investment income	1,841,363	1,155,249	865,767	16,785,195

Expenses:
Unitary management fees	2,148,420	689,362	754,321	2,641,056
Advisory fees	-	-	-	-
Sub-licensing fees	-	-	-	-
Accounting & administration fees	-	-	-	-
Custodian & transfer agent fees	-	-	-	-
Trustees’ and officer’s fees	-	-	-	-
Other expenses	-	-	-	-

Total expenses	2,148,420	689,362	754,321	2,641,056

Less: Waivers	(148)	(37)	(126)	(745)

Net expenses	2,148,272	689,325	754,195	2,640,311

Net investment income (loss)	(306,909)	465,924	111,572	14,144,884

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(5,564,116)	(13,492,674)	(13,886,169)	(57,266,698)
Affiliated investment securities	(439)	(608)	58	3,691
Unaffiliated in-kind redemptions	12,213,270	31,086	3,636,913	16,804,795
Affiliated in-kind redemptions	-	-	-	-
Short Sales	-	-	-	-
Foreign currencies	(28,981)	(13,222)	(407,622)	561

Net realized gain (loss)	6,619,734	(13,475,418)	(10,656,820)	(40,457,651)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	32,156,405	(6,379,959)	(12,816,120)	(221,335,552)
Affiliated investment securities	(395)	(74)	(1)	(284)
Foreign currencies	264	4,627	(4,918)	35,318

Change in net unrealized appreciation (depreciation)	32,156,274	(6,375,406)	(12,821,039)	(221,300,518)

Net realized and unrealized gain (loss)	38,776,008	(19,850,824)	(23,477,859)	(261,758,169)

Net increase (decrease) in net assets resulting from operations	$38,469,099	$(19,384,900)	$(23,366,287)	$(247,613,285)

(a) Net of foreign taxes of $3,715.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)	Invesco FTSE RAFI Emerging Markets ETF (PXH)		Invesco Global Clean Energy ETF (PBD)	Invesco Global Water ETF (PIO)	Invesco International BuyBack AchieversTM ETF (IPKW)	Invesco MSCI Global Timber ETF (CUT)	Invesco S&P Global Water Index ETF (CGW)	Invesco S&P International Developed Quality ETF (IDHQ)

$4,491,613	$12,686,829		$340,519	$1,319,933	$1,875,107	$1,537,818	$5,049,375	$662,908
3,337	15,156		302	133	322	3,431	3,179	175
184,393	167,514		-	-	-	-	-	-
173,871	13,282		276,180	32,300	14,443	20,365	82,379	4,429
(422,039)	(1,064,322)		(35,448)	(61,551)	(194,926)	(52,771)	(237,828)	(67,011)

4,431,175	11,818,459		581,553	1,290,815	1,694,946	1,508,843	4,897,105	600,501

772,256	3,133,114		209,893	710,890	349,356	-	-	70,190
-	-		-	-	-	281,186	1,713,846	-
-	-		-	-	-	33,780	150,969	-
-	-		-	-	-	16,750	29,827	-
-	-		-	-	-	24,162	20,758	-
-	-		-	-	-	3,818	6,948	-
-	-		-	-	-	38,048	54,422	-

772,256	3,133,114		209,893	710,890	349,356	397,744	1,976,770	70,190

(465)	(3,969)		(43)	(22)	(47)	(89,224)	(437)	(28)

771,791	3,129,145		209,850	710,868	349,309	308,520	1,976,333	70,162

3,659,384	8,689,314		371,703	579,947	1,345,637	1,200,323	2,920,772	530,339

(30,614,224)	(84,225,278	)(a)	(869,079)	526,994	(675,968)	182,059	(387,073)	(196,100)
(440)	8,369		(307)	452	(1,650)	42,822	97	(87)
9,518,311	3,833,603		473,458	1,863,772	(3,053,998)	4,133,928	29,263,047	3,724,531
-	-		-	-	-	(15,373)	-	-
3	-		-	-	-	-	-	-
70,729	(780,668)		1,065	(6,600)	(20,305)	(39,410)	7,395	(11,522)

(21,025,621)	(81,163,974)		(394,863)	2,384,618	(3,751,921)	4,304,026	28,883,466	3,516,822

(32,278,284)	(201,211,352)		2,988,697	(15,308,891)	(22,856,330)	(18,362,943)	(93,570,339)	(6,690,188)
(228)	453,579		(200)	(74)	(53)	(58,010)	(139)	(4)
6,896	(215,394)		485	6,610	17,831	(6,314)	18,744	2,873

(32,271,616)	(200,973,167)		2,988,982	(15,302,355)	(22,838,552)	(18,427,267)	(93,551,734)	(6,687,319)

(53,297,237)	(282,137,141)		2,594,119	(12,917,737)	(26,590,473)	(14,123,241)	(64,668,268)	(3,170,497)

$(49,637,853)	$(273,447,827)		$2,965,822	$(12,337,790)	$(25,244,836)	$(12,922,918)	$(61,747,496)	$(2,640,158)

67

Statements of Changes in Net Assets

For the six months ended April 30, 2020 and the year ended October 31, 2019

(Unaudited)

	Invesco China		Invesco DWA Developed Markets
	Technology ETF (CQQQ)		Momentum ETF (PIZ)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(306,909)	$441,566	$465,924	$2,194,732
Net realized gain (loss)	6,619,734	(50,651,000)	(13,475,418)	4,613,835
Change in net unrealized appreciation (depreciation)	32,156,274	131,042,864	(6,375,406)	13,766,599

Net increase (decrease) in net assets resulting from operations	38,469,099	80,833,430	(19,384,900)	20,575,166

Distributions to Shareholders from:
Distributable earnings	(56,175)	(1,984,086)	(1,189,980)	(2,458,183)

Shareholder Transactions:
Proceeds from shares sold	167,564,060	169,853,400	11,553,042	89,487,978
Value of shares repurchased	(34,162,982)	(144,279,474)	(33,038,601)	(155,460,383)
Transaction fees	-	-	-	-

Net increase (decrease) in net assets resulting from share transactions	133,401,078	25,573,926	(21,485,559)	(65,972,405)

Net increase (decrease) in net assets	171,814,002	104,423,270	(42,060,439)	(47,855,422)

Net assets:
Beginning of period	509,964,387	405,541,117	175,326,922	223,182,344

End of period	$681,778,389	$509,964,387	$133,266,483	$175,326,922

Changes in Shares Outstanding:
Shares sold	3,050,000	3,800,000	400,000	3,400,000
Shares repurchased	(650,000)	(3,150,000)	(1,450,000)	(6,050,000)
Shares outstanding, beginning of period	10,650,000	10,000,000	6,450,000	9,100,000

Shares outstanding, end of period	13,050,000	10,650,000	5,400,000	6,450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco DWA Emerging Markets		Invesco FTSE RAFI Developed Markets		Invesco FTSE RAFI Developed Markets		Invesco FTSE RAFI Emerging Markets
Momentum ETF (PIE)		ex-U.S. ETF (PXF)		ex-U.S. Small-Mid ETF (PDN)		ETF (PXH)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
2020	2019	2020	2019	2020	2019	2020	2019

$111,572	$3,572,273	$14,144,884	$48,275,281	$3,659,384	$7,534,531	$8,689,314	$43,548,035
(10,656,820)	(12,222,762)	(40,457,651)	22,645,640	(21,025,621)	3,743,870	(81,163,974)	9,922,253
(12,821,039)	36,363,295	(221,300,518)	24,153,900	(32,271,616)	13,563,895	(200,973,167)	42,306,578

(23,366,287)	27,712,806	(247,613,285)	95,074,821	(49,637,853)	24,842,296	(273,447,827)	95,776,866

(1,507,915)	(4,189,151)	(15,945,763)	(52,102,548)	(4,614,022)	(8,100,512)	(11,051,560)	(42,921,358)

27,249,246	6,000,666	232,570,131	193,265,004	77,851,708	68,979,125	122,452,421	246,400,978
(51,087,513)	(54,036,505)	(114,140,632)	(265,660,638)	(44,905,825)	(49,476,285)	(68,906,539)	(151,731,342)
52,580	61,725	114,534	77,695	8,820	48,223	142,146	291,802

(23,785,687)	(47,974,114)	118,544,033	(72,317,939)	32,954,703	19,551,063	53,688,028	94,961,438

(48,659,889)	(24,450,459)	(145,015,015)	(29,345,666)	(21,297,172)	36,292,847	(230,811,359)	147,816,946

168,209,516	192,659,975	1,246,075,884	1,275,421,550	328,155,498	291,862,651	1,277,149,835	1,129,332,889

$119,549,627	$168,209,516	$1,101,060,869	$1,246,075,884	$306,858,326	$328,155,498	$1,046,338,476	$1,277,149,835

1,450,000	350,000	6,900,000	5,050,000	3,000,000	2,450,000	5,950,000	11,700,000
(3,100,000)	(3,250,000)	(3,400,000)	(6,500,000)	(1,750,000)	(1,650,000)	(4,000,000)	(7,150,000)
9,050,000	11,950,000	30,400,000	31,850,000	10,700,000	9,900,000	60,950,000	56,400,000

7,400,000	9,050,000	33,900,000	30,400,000	11,950,000	10,700,000	62,900,000	60,950,000

69

Statements of Changes in Net Assets–(continued)

For the six months ended April 30, 2020 and the year ended October 31, 2019

(Unaudited)

	Invesco Global		Invesco Global
	Clean Energy ETF (PBD)		Water ETF (PIO)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,
	2020	2019	2020	2019
Operations:
Net investment income	$371,703	$847,494	$579,947	$2,605,413
Net realized gain (loss)	(394,863)	781,863	2,384,618	4,335,692
Change in net unrealized appreciation (depreciation)	2,988,982	6,281,372	(15,302,355)	31,301,757

Net increase (decrease) in net assets resulting from operations	2,965,822	7,910,729	(12,337,790)	38,242,862

Distributions to Shareholders from:
Distributable earnings	(607,548)	(980,943)	(458,271)	(2,822,348)

Shareholder Transactions:
Proceeds from shares sold	6,129,112	-	3,599,772	18,017,976
Value of shares repurchased	(1,323,100)	(6,919,279)	(5,822,037)	(23,042,889)
Transaction fees	812	3,159	630	2,343

Net increase (decrease) in net assets resulting from share transactions	4,806,824	(6,916,120)	(2,221,635)	(5,022,570)

Net increase (decrease) in net assets	7,165,098	13,666	(15,017,696)	30,397,944

Net assets:
Beginning of period	49,674,766	49,661,100	195,313,757	164,915,813

End of period	$56,839,864	$49,674,766	$180,296,061	$195,313,757

Changes in Shares Outstanding:
Shares sold	400,000	-	150,000	650,000
Shares repurchased	(100,000)	(600,000)	(200,000)	(850,000)
Shares outstanding, beginning of period	3,925,000	4,525,000	6,750,000	6,950,000

Shares outstanding, end of period	4,225,000	3,925,000	6,700,000	6,750,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco International BuyBack		Invesco MSCI Global		Invesco S&P Global		Invesco S&P International
AchieversTM ETF (IPKW)		Timber ETF (CUT)		Water Index ETF (CGW)		Developed Quality ETF (IDHQ)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
2020	2019	2020	2019	2020	2019	2020	2019

$1,345,637	$4,402,560	$1,200,323	$4,145,379	$2,920,772	$11,012,248	$530,339	$833,796
(3,751,921)	(37,340,128)	4,304,026	4,519,082	28,883,466	6,922,670	3,516,822	(340,844)
(22,838,552)	41,795,879	(18,427,267)	(8,948,658)	(93,551,734)	117,953,369	(6,687,319)	5,913,916

(25,244,836)	8,858,311	(12,922,918)	(284,197)	(61,747,496)	135,888,287	(2,640,158)	6,406,868

(1,590,844)	(5,243,213)	(3,739,204)	(4,947,600)	(10,607,913)	(10,958,575)	(514,500)	(916,670)

4,938,756	39,446,681	-	3,971,096	13,200,165	109,681,761	26,017,390	20,510,517
(31,701,412)	(144,764,111)	(42,750,381)	(38,113,591)	(73,236,873)	(23,998,390)	(24,920,323)	(10,317,948)
13,190	21,030	39,687	4,108	12,386	6,647	2,016	4,267

(26,749,466)	(105,296,400)	(42,710,694)	(34,138,387)	(60,024,322)	85,690,018	1,099,083	10,196,836

(53,585,146)	(101,681,302)	(59,372,816)	(39,370,184)	(132,379,731)	210,619,730	(2,055,575)	15,687,034

141,691,766	243,373,068	134,092,568	173,462,752	741,917,939	531,298,209	47,726,106	32,039,072

$88,106,620	$141,691,766	$74,719,752	$134,092,568	$609,538,208	$741,917,939	$45,670,531	$47,726,106

150,000	1,250,000	-	150,000	320,000	3,040,000	1,050,000	900,000
(1,150,000)	(4,700,000)	(1,650,000)	(1,500,000)	(2,000,000)	(720,000)	(1,000,000)	(450,000)
4,400,000	7,850,000	4,850,000	6,200,000	18,760,000	16,440,000	1,950,000	1,500,000

3,400,000	4,400,000	3,200,000	4,850,000	17,080,000	18,760,000	2,000,000	1,950,000

71

Financial Highlights

Invesco China Technology ETF (CQQQ)

	Six Months Ended
	April 30,			Two Months Ended
	2020		Year Ended October 31,	October 31,		Years Ended August 31,
	(Unaudited)		2019	2018		2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$47.88		$40.55	$49.32		$55.00	$39.26	$29.55	$38.09

Net investment income (loss)(a)	(0.03)		0.04	0.03		0.31	0.52	0.32	0.46
Net realized and unrealized gain (loss) on investments	4.40		7.46	(8.80)		(5.13)	15.82	10.03	(8.65)

Total from investment operations	4.37		7.50	(8.77)		(4.82)	16.34	10.35	(8.19)

Distributions to shareholders from:
Net investment income	(0.01)		(0.17)	-		(0.86)	(0.60)	(0.64)	(0.35)

Net asset value at end of period	$52.24		$47.88	$40.55		$49.32	$55.00	$39.26	$29.55

Market price at end of period	$51.75	(b)	$47.67 (b)	$40.81	(b)	$49.36 (b)	$55.21	$39.08	$29.31

Net Asset Value Total Return(c)	9.12%		18.59%	(17.78)%		(9.05)%	42.43%	35.19%	(21.62)%
Market Price Total Return(c)	8.57%		17.32%	(17.32)%		(9.33)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$681,778		$509,964	$405,541		$384,689	$209,019	$45,153	$45,804
Ratio to average net assets of:
Expenses	0.70	%(d)	0.70%	0.70	%(d)	0.65%	0.70%	0.70%	0.70%
Net investment income (loss)	(0.10	)%(d)	0.09%	0.39	%(d)	0.52%	1.20%	0.94%	1.20%
Portfolio turnover rate(e)	14%		80%	4%		21%	10%	48%	32%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Financial Highlights–(continued)

Invesco DWA Developed Markets Momentum ETF (PIZ)

	Six Months Ended
	April 30,
	2020		Years Ended October 31,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$27.18		$24.53	$27.30	$22.29	$23.36	$24.49

Net investment income(a)	0.07		0.30	0.24	0.36	0.35	0.27
Net realized and unrealized gain (loss) on investments	(2.39)		2.70	(2.68)	5.05	(1.04)	(1.15)

Total from investment operations	(2.32)		3.00	(2.44)	5.41	(0.69)	(0.88)

Distributions to shareholders from:
Net investment income	(0.18)		(0.35)	(0.33)	(0.40)	(0.38)	(0.25)

Net asset value at end of period	$24.68		$27.18	$24.53	$27.30	$22.29	$23.36

Market price at end of period(b)	$24.46		$27.10	$24.47	$27.35	$22.27	$23.21

Net Asset Value Total Return(c)	(8.54)%		12.31%	(9.09)%	24.58%	(2.97)%	(3.63)%
Market Price Total Return(c)	(9.09)%		12.25%	(9.48)%	24.91%	(2.43)%	(4.48)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$133,266		$175,327	$223,182	$232,084	$173,891	$263,996
Ratio to average net assets of:
Expenses	0.80	%(d)	0.81%	0.80%	0.81%	0.81%	0.81%
Net investment income	0.54	%(d)	1.18%	0.88%	1.46%	1.50%	1.10%
Portfolio turnover rate(e)	54%		106%	94%	98%	124%	120%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Financial Highlights–(continued)

Invesco DWA Emerging Markets Momentum ETF (PIE)

	Six Months Ended
	April 30,
	2020		Years Ended October 31,
	(Unaudited)		2019		2018	2017	2016		2015
Per Share Operating Performance:
Net asset value at beginning of period	$18.59		$16.12		$19.48	$16.11	$16.02		$18.91

Net investment income(a)	0.01		0.36	(b)	0.40	0.28	0.16		0.12
Net realized and unrealized gain (loss) on investments	(2.30)		2.51		(3.29)	3.34	0.14	(c)	(2.94)

Total from investment operations	(2.29)		2.87		(2.89)	3.62	0.30		(2.82)

Distributions to shareholders from:
Net investment income	(0.15)		(0.41)		(0.49)	(0.26)	(0.21)		(0.10)
Return of capital	-		-		-	-	(0.01)		-

Total distributions	(0.15)		(0.41)		(0.49)	(0.26)	(0.22)		(0.10)

Transaction fees(a)	0.01		0.01		0.02	0.01	0.01		0.03

Net asset value at end of period	$16.16		$18.59		$16.12	$19.48	$16.11		$16.02

Market price at end of period(d)	$15.91		$18.51		$16.08	$19.54	$16.10		$15.97

Net Asset Value Total Return(e)	(12.37)%		18.23%		(15.11)%	22.72%	2.00	%(c)	(14.78)%
Market Price Total Return(e)	(13.35)%		18.03%		(15.58)%	23.18%	2.25%		(14.50)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$119,550		$168,210		$192,660	$212,377	$183,668		$196,268
Ratio to average net assets of:
Expenses	0.90	%(f)	0.91	%(g)	0.90%	0.90%	0.90%		0.90%
Net investment income	0.13	%(f)	2.13	%(b)(g)	2.01%	1.67%	1.04%		0.68%
Portfolio turnover rate(h)	72%		158%		163%	174%	160%		176%

(a)	Based on average shares outstanding.
(b)

Net Investment income per share and the ratio of net investment income to average net assets include a non-cash taxable distribution received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the non-cash taxable distribution are $0.24 and 1.39%, respectively.

(c)

Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $0.10 and total return would have been lower.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Financial Highlights–(continued)

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

	Six Months Ended
	April 30,
	2020		Years Ended October 31,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$40.99		$40.04	$44.66	$36.74	$38.60	$41.20

Net investment income(a)	0.46		1.45	1.34	1.20	1.09	1.16
Net realized and unrealized gain (loss) on investments	(8.49)		1.10	(4.56)	7.98	(1.82)	(2.65)

Total from investment operations	(8.03)		2.55	(3.22)	9.18	(0.73)	(1.49)

Distributions to shareholders from:
Net investment income	(0.48)		(1.60)	(1.40)	(1.26)	(1.13)	(1.11)

Transaction fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	-	-	-

Net asset value at end of period	$32.48		$40.99	$40.04	$44.66	$36.74	$38.60

Market price at end of period(c)	$32.25		$40.86	$39.98	$44.81	$36.68	$38.34

Net Asset Value Total Return(d)	(19.52)%		6.58%	(7.45)%	25.38%	(1.73)%	(3.72)%
Market Price Total Return(d)	(19.84)%		6.41%	(7.92)%	25.99%	(1.24)%	(5.55)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,101,061		$1,246,076	$1,275,422	$1,214,850	$938,650	$787,536
Ratio to average net assets of:
Expenses	0.45	%(e)	0.45%	0.45%	0.45%	0.45%	0.46%
Net investment income	2.41	%(e)	3.64%	3.02%	2.95%	3.05%	2.87%
Portfolio turnover rate(f)	9%		15%	10%	13%	14%	12%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Financial Highlights–(continued)

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

	Six Months Ended
	April 30,
	2020		Years Ended October 31,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$30.67		$29.48	$33.33	$27.37	$26.60	$26.48

Net investment income(a)	0.33		0.70	0.75	0.59	0.53	0.46
Net realized and unrealized gain (loss) on investments	(4.93)		1.24	(3.66)	5.99	0.86	0.12

Total from investment operations.	(4.60)		1.94	(2.91)	6.58	1.39	0.58

Distributions to shareholders from:
Net investment income	(0.39)		(0.75)	(0.94)	(0.62)	(0.62)	(0.46)

Transaction fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	-	-	-

Net asset value at end of period	$25.68		$30.67	$29.48	$33.33	$27.37	$26.60

Market price at end of period(c)	$25.46		$30.42	$29.48	$33.44	$27.30	$26.66

Net Asset Value Total Return(d)	(14.94)%		6.72%	(9.05)%	24.36%	5.37%	2.18%
Market Price Total Return(d)	(14.98)%		5.85%	(9.36)%	25.09%	4.87%	0.01%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$306,858		$328,155	$291,863	$206,657	$162,854	$143,621
Ratio to average net assets of:
Expenses	0.49	%(e)	0.49%	0.49%	0.49%	0.49%	0.50%
Net investment income	2.32	%(e)	2.36%	2.25%	1.98%	2.01%	1.73%
Portfolio turnover rate(f)	24%		27%	21%	19%	25%	24%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Financial Highlights–(continued)

Invesco FTSE RAFI Emerging Markets ETF (PXH)

	Six Months Ended
	April 30,
	2020		Years Ended October 31,
	(Unaudited)		2019		2018	2017		2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$20.95		$20.02		$21.66	$18.81		$15.44	$20.38

Net investment income(a)	0.13		0.72		0.73	0.57		0.42	0.53
Net realized and unrealized gain (loss) on investments	(4.28)		0.92		(1.66)	2.81		3.37	(5.02)

Total from investment operations	(4.15)		1.64		(0.93)	3.38		3.79	(4.49)

Distributions to shareholders from:
Net investment income	(0.17)		(0.71)		(0.71)	(0.53)		(0.42)	(0.45)

Transaction fees(a)	0.00	(b)	0.00	(b)	0.00 (b)	-		-	-

Net asset value at end of period	$16.63		$20.95		$20.02	$21.66		$18.81	$15.44

Market price at end of period(c)	$16.43		$20.93		$20.03	$21.62		$18.80	$15.37

Net Asset Value Total Return(d)	(19.89)%		8.31%		(4.44)%	18.10%		25.08%	(22.16)%
Market Price Total Return(d)	(20.78)%		8.14%		(4.22)%	17.94%		25.57%	(22.00)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,046,338		$1,277,150		$1,129,333	$967,201		$625,398	$293,398
Ratio to average net assets of:
Expenses, after Waivers	0.49	%(e)(f)	0.49	%(f)	0.48%	0.48	%(f)	0.48%	0.49%
Expenses, prior to Waivers	0.49	%(e)(f)	0.49	%(f)	0.49%	0.49	%(f)	0.49%	0.49%
Net investment income	1.36	%(e)	3.48%		3.30%	2.84%		2.66%	2.88%
Portfolio turnover rate(g)	16%		29%		16%	24%		16%	34%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Financial Highlights–(continued)

Invesco Global Clean Energy ETF (PBD)

	Six Months Ended
	April 30,
	2020		Years Ended October 31,
	(Unaudited)		2019		2018	2017	2016		2015
Per Share Operating Performance:
Net asset value at beginning of period	$12.66		$10.97		$13.08	$10.65	$11.46		$12.52

Net investment income(a)	0.09		0.21		0.18	0.23	0.20		0.13
Net realized and unrealized gain (loss) on investments	0.85		1.72		(2.07)	2.39	(0.80	)(b)	(1.07)

Total from investment operations	0.94		1.93		(1.89)	2.62	(0.60)		(0.94)

Distributions to shareholders from:
Net investment income	(0.15)		(0.24)		(0.22)	(0.19)	(0.21)		(0.12)

Transaction fees(a)	0.00	(c)	0.00	(c)	0.00 (c)	-	-		-

Net asset value at end of period	$13.45		$12.66		$10.97	$13.08	$10.65		$11.46

Market price at end of period(d)	$13.39		$12.56		$10.95	$13.07	$10.62		$11.46

Net Asset Value Total Return(e)	7.49%		17.86%		(14.69)%	24.90%	(5.29	)%(b)	(7.51)%
Market Price Total Return(e)	7.86%		17.16%		(14.78)%	25.17%	(5.56)%		(8.10)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$56,840		$49,675		$49,661	$60,499	$56,152		$66,762
Ratio to average net assets of:
Expenses	0.75	%(f)	0.77	%(g)	0.75%	0.75%	0.75%		0.77%
Net investment income	1.33	%(f)	1.74	%(g)	1.43%	1.98%	1.83%		1.11%
Portfolio turnover rate(h)	26%		59%		46%	40%	57%		51%

(a)	Based on average shares outstanding.
(b)

Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $(0.83) and total return would have been lower.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Financial Highlights–(continued)

Invesco Global Water ETF (PIO)

	Six Months Ended
	April 30,
	2020		Years Ended October 31,
	(Unaudited)		2019		2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$28.94		$23.73		$25.27	$21.32	$21.89	$23.35

Net investment income(a)	0.09		0.38		0.45	0.28	0.34	0.29
Net realized and unrealized gain (loss) on investments	(2.05)		5.25		(1.54)	3.95	(0.60)	(1.45)

Total from investment operations.	(1.96)		5.63		(1.09)	4.23	(0.26)	(1.16)

Distributions to shareholders from:
Net investment income	(0.07)		(0.42)		(0.45)	(0.28)	(0.31)	(0.30)

Transaction fees(a)	0.00	(b)	0.00	(b)	0.00 (b)	-	-	-

Net asset value at end of period	$26.91		$28.94		$23.73	$25.27	$21.32	$21.89

Market price at end of period(c)	$26.88		$28.84		$23.69	$25.25	$21.29	$21.77

Net Asset Value Total Return(d)	(6.79)%		23.90%		(4.45)%	20.01%	(1.14)%	(5.03)%
Market Price Total Return(d)	(6.57)%		23.68%		(4.53)%	20.08%	(0.78)%	(5.35)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$180,296		$195,314		$164,916	$200,862	$188,665	$241,832
Ratio to average net assets of:
Expenses	0.75	%(e)	0.76	%(f)	0.75%	0.75%	0.74%	0.76%
Net investment income	0.61	%(e)	1.45	%(f)	1.77%	1.22%	1.62%	1.27%
Portfolio turnover rate(g)	15%		32%		34%	34%	67%	78%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Financial Highlights–(continued)

Invesco International BuyBack AchieversTM ETF (IPKW)

	Six Months Ended
	April 30,
	2020		Years Ended October 31,
	(Unaudited)		2019	2018	2017	2016		2015
Per Share Operating Performance:
Net asset value at beginning of period	$32.20		$31.00	$35.31	$27.94	$27.02		$25.05

Net investment income(a)	0.32		0.76	0.69	0.47	0.74	(b)	0.44
Net realized and unrealized gain (loss) on investments	(6.23)		1.38	(4.28)	7.28	0.89		1.82

Total from investment operations	(5.91)		2.14	(3.59)	7.75	1.63		2.26

Distributions to shareholders from:
Net investment income	(0.38)		(0.94)	(0.73)	(0.38)	(0.71)		(0.29)

Transaction fees(a)	0.00	(c)	0.00 (c)	0.01	-	-		-

Net asset value at end of period	$25.91		$32.20	$31.00	$35.31	$27.94		$27.02

Market price at end of period(d)	$25.78		$32.05	$30.96	$35.47	$28.02		$26.96

Net Asset Value Total Return(e)	(18.21)%		7.10%	(10.40)%	28.03%	6.25%		9.04%
Market Price Total Return(e)	(18.24)%		6.74%	(10.96)%	28.24%	6.78%		7.51%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$88,107		$141,692	$243,373	$197,735	$92,202		$58,099
Ratio to average net assets of:
Expenses	0.55	%(f)	0.55%	0.55%	0.55%	0.55%		0.55%
Net investment income	2.12	%(f)	2.44%	1.90%	1.47%	2.76	%(b)	1.68%
Portfolio turnover rate(g)	12%		99%	121%	118%	106%		162%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.51 and 1.90%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Financial Highlights–(continued)

Invesco MSCI Global Timber ETF (CUT)

	Six Months Ended
	April 30,				Five Months Ended
	2020		Year Ended October 31,		October 31,		Years Ended May 31,
	(Unaudited)		2019		2018		2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$27.65		$27.98		$33.50		$27.57	$23.63	$26.28	$25.37

Net investment income(a)	0.28		0.72		0.20		0.63	0.47	0.67	0.61
Net realized and unrealized gain (loss) on investments	(3.82)		(0.23)		(5.72)		5.80	3.99	(2.96)	0.99

Total from investment operations	(3.54)		0.49		(5.52)		6.43	4.46	(2.29)	1.60

Distributions to shareholders from:
Net investment income	(0.77)		(0.82)		-		(0.50)	(0.52)	(0.36)	(0.69)

Transaction fees(a)	0.01		0.00	(b)	0.00	(b)	-	-	-	-

Net asset value at end of period	$23.35		$27.65		$27.98		$33.50	$27.57	$23.63	$26.28

Market price at end of period	$23.23	(c)	$27.56	(c)	$27.94	(c)	$33.54 (c)	$27.52	$23.59	$26.26

Net Asset Value Total Return(d)	(13.31)%		2.32%		(16.48)%		23.42%	19.09%	(8.72)%	6.50%
Market Price Total Return(d)	(13.47)%		2.14%		(16.70)%		23.79%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$74,720		$134,093		$173,463		$236,190	$190,203	$163,060	$199,709
Ratio to average net assets of:
Expenses, after Waivers	0.55	%(e)	0.56	%(f)	0.55	%(e)	0.55%	0.57%	0.60%	0.70%
Expenses, prior to Waivers	0.71	%(e)	0.68	%(f)	0.64	%(e)	0.67%	0.70%	0.75%	0.76%
Net investment income	2.13	%(e)	2.70	%(f)	1.50	%(e)	2.02%	1.85%	2.83%	2.44%
Portfolio turnover rate(g)	4%		18%		4%		10%	8%	60%	29%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Financial Highlights–(continued)

Invesco S&P Global Water Index ETF (CGW)

	Six Months Ended
	April 30,			Two Months Ended
	2020		Year Ended October 31,	October 31,		Years Ended August 31,
	(Unaudited)		2019	2018		2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$39.55		$32.32	$35.28		$33.38	$30.27	$26.67	$29.02

Net investment income(a)	0.16		0.64	0.04		0.59	0.61	0.54	0.48
Net realized and unrealized gain (loss) on investments	(3.41)		7.26	(3.00)		1.92	2.97	3.51	(2.33)

Total from investment operations	(3.25)		7.90	(2.96)		2.51	3.58	4.05	(1.85)

Distributions to shareholders from:
Net investment income	(0.61)		(0.67)	-		(0.61)	(0.47)	(0.45)	(0.50)

Transaction fees(a)	0.00	(b)	0.00 (b)	0.00	(b)	-	-	-	-

Net asset value at end of period	$35.69		$39.55	$32.32		$35.28	$33.38	$30.27	$26.67

Market price at end of period	$35.66	(c)	$39.54 (c)	$32.27	(c)	$35.23 (c)	$33.46	$30.32	$26.64

Net Asset Value Total Return(d)	(8.42)%		25.10%	(8.39)%		7.51%	12.09%	15.40%	(6.47)%
Market Price Total Return(d)	(8.47)%		25.27%	(8.40)%		7.09%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$609,538		$741,918	$531,298		$594,105	$610,253	$432,244	$346,709
Ratio to average net assets of:
Expenses	0.58	%(e)	0.59%	0.60	%(e)	0.62%	0.63%	0.64%	0.64%
Net investment income	0.85	%(e)	1.82%	0.67	%(e)	1.71%	1.98%	1.93%	1.69%
Portfolio turnover rate(f)	3%		13%	5%		13%	8%	6%	9%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Financial Highlights–(continued)

Invesco S&P International Developed Quality ETF (IDHQ)

	Six Months Ended
	April 30,
	2020		Years Ended October 31,
	(Unaudited)		2019		2018	2017	2016		2015
Per Share Operating Performance:
Net asset value at beginning of period	$24.47		$21.36		$23.50	$19.65	$20.19		$19.42

Net investment income(a)	0.26		0.54		0.58	0.45	0.41		0.33
Net realized and unrealized gain (loss) on investments	(1.63)		3.16		(2.18)	3.88	(0.54	)(b)	0.75

Total from investment operations	(1.37)		3.70		(1.60)	4.33	(0.13)		1.08

Distributions to shareholders from:
Net investment income	(0.26)		(0.59)		(0.54)	(0.48)	(0.41)		(0.31)

Transaction fees(a)	0.00	(c)	0.00	(c)	0.00 (c)	-	-		-

Net asset value at end of period	$22.84		$24.47		$21.36	$23.50	$19.65		$20.19

Market price at end of period(d)	$22.98		$24.53		$21.31	$23.71	$19.61		$20.14

Net Asset Value Total Return(e)	(5.41)%		17.58%		(7.00)%	22.36%	(0.62	)%(b)	5.60%
Market Price Total Return(e)	(5.10)%		18.14%		(8.05)%	23.70%	(0.59)%		4.42%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$45,671		$47,726		$32,039	$28,203	$20,628		$19,180
Ratio to average net assets of:
Expenses	0.29	%(f)	0.31	%(g)	0.29%	0.31%	0.45%		0.49%
Net investment income	2.19	%(f)	2.38	%(g)	2.47%	2.10%	2.09%		1.66%
Portfolio turnover rate(h)	14%		54%		54%	49%	165%		78%

(a)	Based on average shares outstanding.
(b)

Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $(0.71) and total return would have been lower.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(h)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2020

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco China Technology ETF (CQQQ)	“China Technology ETF”
Invesco DWA Developed Markets Momentum ETF (PIZ)	“DWA Developed Markets Momentum ETF”
Invesco DWA Emerging Markets Momentum ETF (PIE)	“DWA Emerging Markets Momentum ETF”
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)	“FTSE RAFI Developed Markets ex-U.S. ETF”
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)	“FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF”
Invesco FTSE RAFI Emerging Markets ETF (PXH)	“FTSE RAFI Emerging Markets ETF”
Invesco Global Clean Energy ETF (PBD)	“Global Clean Energy ETF”
Invesco Global Water ETF (PIO)	“Global Water ETF”
Invesco International BuyBack AchieversTM ETF (IPKW)	“International BuyBack AchieversTM ETF”
Invesco MSCI Global Timber ETF (CUT)	“MSCI Global Timber ETF”
Invesco S&P Global Water Index ETF (CGW)	“S&P Global Water Index ETF”
Invesco S&P International Developed Quality ETF (IDHQ)	“S&P International Developed Quality ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange
China Technology ETF	NYSE Arca, Inc.
DWA Developed Markets Momentum ETF	The Nasdaq Stock Market
DWA Emerging Markets Momentum ETF	The Nasdaq Stock Market
FTSE RAFI Developed Markets ex-U.S. ETF	NYSE Arca, Inc
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	NYSE Arca, Inc
FTSE RAFI Emerging Markets ETF	NYSE Arca, Inc
Global Clean Energy ETF	NYSE Arca, Inc
Global Water ETF	The Nasdaq Stock Market
International BuyBack AchieversTM ETF	The Nasdaq Stock Market
MSCI Global Timber ETF	NYSE Arca, Inc.
S&P Global Water Index ETF	NYSE Arca, Inc.
S&P International Developed Quality ETF	NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

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The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
China Technology ETF	FTSE China Incl 25% Technology Capped Index
DWA Developed Markets Momentum ETF	Dorsey Wright® Developed Markets Technical Leaders Index
DWA Emerging Markets Momentum ETF	Dorsey Wright® Emerging Markets Technical Leaders Index
FTSE RAFI Developed Markets ex-U.S. ETF	FTSE RAFITM Developed ex U.S. 1000 Index
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	FTSE RAFITM Developed ex U.S. Mid-Small 1500 Index
FTSE RAFI Emerging Markets ETF	FTSE RAFITM Emerging Index
Global Clean Energy ETF	WilderHill New Energy Global Innovation Index
Global Water ETF	Nasdaq OMX Global Water IndexSM
International BuyBack AchieversTM ETF	Nasdaq International BuyBack AchieversTM Index
MSCI Global Timber ETF	MSCI ACWI IMI Timber Select Capped Index
S&P Global Water Index ETF	S&P Global Water Index
S&P International Developed Quality ETF	S&P Quality Developed ex-U.S. LargeMidCap Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value

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will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to each Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Risk. The risks of foreign investments are usually much greater for emerging markets. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns of U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity then developed markets. Because these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression due to adverse publicity, investor perceptions or the transactions of a few large investors. Traditional measures of investments value used in the U.S., such as price to earnings ratios, may not apply to certain small markets, making it more difficult to value their securities.

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Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. For certain Funds, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to risk of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Geographic Concentration Risk. A natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected country or region.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Investing in ETFs and Other Investment Companies Risk. Because certain Funds may invest in ETFs and other investment companies, a Fund’s investment performance may depend on the investment performance of the funds in which it invests. An investment in an investment company is subject to the risks associated with that investment company. Certain Funds will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests (including costs and fees of the investment companies), while continuing to pay its own management fee to the Adviser. As a result, shareholders will absorb duplicate levels of fees with respect to a Fund’s investments in other investment companies.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the

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performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because China Technology ETF, Global Water ETF, International BuyBack AchieversTM ETF, MSCI Global Timber ETF and S&P Global Water Index ETF are non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their respective portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to a Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

REIT Risk. REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. In addition to the risks pertaining to real estate investments more generally, such as declining property values or rising interest rates, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and a REIT’s shareholders will incur a proportionate share of those expenses.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. Certain Funds invest in securities of small- and mid- capitalization companies, which involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total

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revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
E.	Dividends and Distributions to Shareholders

Each Fund (except for China Technology ETF, MSCI Global Timber ETF and S&P Global Water Index ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. China Technology ETF, MSCI Global Timber ETF and S&P Global Water Index ETF each declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Each Fund (except for MSCI Global Timber ETF and S&P Global Water Index ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses.

MSCI Global Timber ETF and S&P Global Water Index ETF are responsible for all of their expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee (if applicable) and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general

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indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.
J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

K.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to an Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if

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any, and other extraordinary expenses. The annual unitary management fee paid by each Fund to the Adviser is equal to a percentage of each Fund’s average daily net assets as follows:

Unitary Management Fees
(as a % of average daily net assets)
China Technology ETF	0.70%
DWA Developed Markets Momentum ETF	0.80%
DWA Emerging Markets Momentum ETF	0.90%
FTSE RAFI Developed Markets ex-U.S. ETF	0.45%
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	0.49%
FTSE RAFI Emerging Markets ETF	0.49%
Global Clean Energy ETF	0.75%
Global Water ETF	0.75%
International BuyBack AchieversTM ETF	0.55%
S&P International Developed Quality ETF	0.29%

The Adviser has agreed to waive a portion of its unitary management fee to prevent the expenses (excluding interest expenses, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes, and litigation expenses and other extraordinary expenses) of China Technology ETF from exceeding such Fund’s unitary management fee through at least May 18, 2020. Neither the Adviser nor the Trust can discontinue the agreement prior to its expiration.

Pursuant to another Investment Advisory Agreement, each of the following Funds accrues daily and pays monthly to the Adviser an annual fee equal to a percentage of its average daily net assets as follows:

Management Fees
(as a % of average daily net assets)
MSCI Global Timber ETF	0.50%
S&P Global Water Index ETF	0.50%

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each of those Funds (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) from exceeding the percentage of the Fund’s average daily net assets per year (the “Expense Cap”) shown in the table below through at least August 31, 2022. Neither the Adviser nor the Funds can discontinue the agreement prior to its expiration.

Expense Cap
MSCI Global Timber ETF	0.55%
S&P Global Water Index ETF	0.63%

Further, the Adviser agrees to reimburse MSCI Global Timber ETF in the amount equal to the licensing fees that the Fund pays that cause the Fund’s operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses) to exceed 0.55% of its average daily net assets, through at least December 31, 2020. Through April 6, 2020, the Adviser agreed to reimburse the S&P Global Water Index ETF in the amount equal to the licensing fees that the Fund paid that caused the Fund’s operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses) to exceed 0.63% of the Fund’s average daily net assets.

Additionally, through at least August 31, 2022, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

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For the six-month period ended April 30, 2020, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

China Technology ETF	$148
DWA Developed Markets Momentum ETF	37
DWA Emerging Markets Momentum ETF	126
FTSE RAFI Developed Markets ex-U.S. ETF	745
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	465
FTSE RAFI Emerging Markets ETF	3,969
Global Clean Energy ETF	43
Global Water ETF	22
International BuyBack AchieversTM ETF	47
MSCI Global Timber ETF	89,224
S&P Global Water Index ETF	437
S&P International Developed Quality ETF	28

The fees waived and/or expenses borne by the MSCI Global Timber ETF and S&P Global Water Index ETF, pursuant to the Expense Cap, are subject to recapture by the Adviser up to three years from the date the fees were waived or the expense were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Fund, the amounts available for potential recapture by the Adviser and the expiration schedule at April 30, 2020 are as follows:

	Total
	Potential
	Recapture	Potential Recapture Amounts Expiring
	Amounts	5/31/21	10/31/21	10/31/22	10/31/23
MSCI Global Timber ETF	$409,529	$53,954	$76,595	$190,541	$88,439

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Fund are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
China Technology ETF	FTSE International Ltd.
DWA Developed Markets Momentum ETF	Dorsey Wright & Associates, LLC
DWA Emerging Markets Momentum ETF	Dorsey Wright & Associates, LLC
FTSE RAFI Developed Markets ex-U.S. ETF	FTSE International Ltd.
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	FTSE International Ltd.
FTSE RAFI Emerging Markets ETF	FTSE International Ltd.
Global Clean Energy ETF	WilderHill New Energy Finance, LLC
Global Water ETF	Nasdaq, Inc.
International BuyBack AchieversTM ETF	Nasdaq, Inc.
MSCI Global Timber ETF	MSCI, Inc.
S&P Global Water Index ETF	S&P Dow Jones Indices LLC
S&P International Developed Quality ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a

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common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six-month period ended April 30, 2020, the following Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Global Water ETF	$1,469,586	$-	$-

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$262,258,462	$419,097,185	$0	$681,355,647
Money Market Funds	768,360	9,145,803	-	9,914,163

Total Investments	$263,026,822	$428,242,988	$0	$691,269,810

DWA Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$133,037,810	$-	$-	$133,037,810
Money Market Funds	-	3,914,536	-	3,914,536

Total Investments	$133,037,810	$3,914,536	$-	$136,952,346

DWA Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$23,166,797	$96,592,437	$-	$119,759,234
Money Market Funds	-	511,084	-	511,084

Total Investments	$23,166,797	$97,103,521	$-	$120,270,318

FTSE RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,095,196,361	$530,473	$0	$1,095,726,834
Money Market Funds	-	39,043,325	-	39,043,325

Total Investments	$1,095,196,361	$39,573,798	$0	$1,134,770,159

FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$143,689,297	$161,493,917	$10,938	$305,194,152
Money Market Funds	117,680	13,887,017	-	14,004,697

Total Investments	$143,806,977	$175,380,934	$10,938	$319,198,849

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	Level 1	Level 2	Level 3	Total
FTSE RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$331,193,649	$689,867,640	$-	$1,021,061,289
Exchange-Traded Funds	25,136,356	-	-	25,136,356
Money Market Funds	-	1,465,406	-	1,465,406

Total Investments	$356,330,005	$691,333,046	$-	$1,047,663,051

Global Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$56,859,387	$-	$-	$56,859,387
Money Market Funds	-	6,885,105	-	6,885,105

Total Investments	$56,859,387	$6,885,105	$-	$63,744,492

Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$180,299,164	$-	$56,179	$180,355,343
Money Market Funds	69,566	96,110	-	165,676

Total Investments	$180,368,730	$96,110	$56,179	$180,521,019

International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$59,316,691	$28,809,187	$0	$88,125,878
Money Market Funds	-	9,655,196	-	9,655,196

Total Investments	$59,316,691	$38,464,383	$0	$97,781,074

MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$74,690,129	$-	$11,318	$74,701,447
Exchange-Traded Funds	118,326	-	-	118,326
Money Market Funds	60,261	1,397,991	-	1,458,252

Total Investments	$74,868,716	$1,397,991	$11,318	$76,278,025

S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$610,083,808	$-	$-	$610,083,808
Money Market Funds	-	15,773,015	-	15,773,015

Total Investments	$610,083,808	$15,773,015	$-	$625,856,823

S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$45,604,225	$-	$-	$45,604,225
Money Market Funds	-	1,420,795	-	1,420,795

Total Investments	$45,604,225	$1,420,795	$-	$47,025,020

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The Funds had capital loss carryforwards as of October 31, 2019, as follows:

	No expiration
	Short-Term	Long-Term	Total*
China Technology ETF	$8,494,260	$88,827,096	$97,321,356
DWA Developed Markets Momentum ETF	117,962,174	-	117,962,174
DWA Emerging Markets Momentum ETF	116,085,941	-	116,085,941
FTSE RAFI Developed Markets ex-U.S. ETF	145,611	79,440,433	79,586,044
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	3,292,611	18,532,838	21,825,449
FTSE RAFI Emerging Markets ETF	6,523,672	72,964,423	79,488,095
Global Clean Energy ETF	11,222,904	59,231,583	70,454,487
Global Water ETF	38,686,941	9,592,247	48,279,188
International BuyBack AchieversTM ETF	45,469,186	2,843,201	48,312,387
MSCI Global Timber ETF	12,438,579	9,013,875	21,452,454
S&P Global Water Index ETF	2,220,590	21,529,260	23,749,850
S&P International Developed Quality ETF	2,965,527	1,600,542	4,566,069

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six-month period ended April 30, 2020, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
China Technology ETF	$127,543,696	$86,379,553
DWA Developed Markets Momentum ETF	92,288,771	93,264,527
DWA Emerging Markets Momentum ETF	116,721,592	129,265,411
FTSE RAFI Developed Markets ex-U.S. ETF	111,561,923	108,561,396
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	74,512,626	74,613,779
FTSE RAFI Emerging Markets ETF	215,251,761	194,806,675
Global Clean Energy ETF	15,005,108	14,597,424
Global Water ETF	28,791,552	28,399,575
International BuyBack AchieversTM ETF	15,562,160	18,117,174
MSCI Global Timber ETF	4,336,497	9,714,517
S&P Global Water Index ETF	19,695,129	27,522,463
S&P International Developed Quality ETF	7,308,517	7,042,154

For the six-month period ended April 30, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Cost of	Value of
	Securities	Securities
	Received	Delivered
China Technology ETF	$122,690,306	$32,128,647
DWA Developed Markets Momentum ETF	11,551,961	33,048,348
DWA Emerging Markets Momentum ETF	15,720,384	28,927,234
FTSE RAFI Developed Markets ex-U.S. ETF	221,821,149	108,606,386
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	73,077,496	41,272,778
FTSE RAFI Emerging Markets ETF	75,496,010	42,794,070
Global Clean Energy ETF	5,456,253	1,203,809
Global Water ETF	3,459,889	5,525,842
International BuyBack AchieversTM ETF	4,719,704	29,054,199
MSCI Global Timber ETF	-	39,512,891
S&P Global Water Index ETF	12,986,612	71,977,869
S&P International Developed Quality ETF	25,381,873	24,418,116

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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As of April 30, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost
China Technology ETF	$102,557,884	$(74,261,243)	$28,296,641	$662,973,169
DWA Developed Markets Momentum ETF	16,907,391	(4,494,400)	12,412,991	124,539,355
DWA Emerging Markets Momentum ETF	17,358,971	(3,358,466)	14,000,505	106,269,813
FTSE RAFI Developed Markets ex-U.S. ETF	78,513,566	(307,358,535)	(228,844,969)	1,363,615,128
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	27,989,689	(57,321,303)	(29,331,614)	348,530,463
FTSE RAFI Emerging Markets ETF	95,897,270	(272,163,613)	(176,266,343)	1,223,929,394
Global Clean Energy ETF	13,460,043	(3,513,959)	9,946,084	53,798,408
Global Water ETF	34,955,623	(7,395,198)	27,560,425	152,960,594
International BuyBack AchieversTM ETF	4,328,853	(26,128,550)	(21,799,697)	119,580,771
MSCI Global Timber ETF	9,469,765	(16,092,435)	(6,622,670)	82,900,695
S&P Global Water Index ETF	124,333,156	(48,463,540)	75,869,616	549,987,207
S&P International Developed Quality ETF	2,214,215	(5,397,962)	(3,183,747)	50,208,767

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Funds’ unitary management fee, pays for such compensation for China Technology ETF, DWA Developed Markets Momentum ETF, DWA Emerging Markets Momentum ETF, FTSE RAFI Developed Markets ex-U.S. ETF, FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, FTSE RAFI Emerging Markets ETF, Global Clean Energy ETF, Global Water ETF, International BuyBack Achievers™ ETF, and S&P International Developed Quality ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares, except for S&P Global Water Index ETF, which are issued and redeemed in Creation Units of 80,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on

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valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

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Calculating your ongoing Fund expenses

Example

As a shareholder of Invesco MSCI Global Timber ETF and Invesco S&P Global Water Index ETF, you incur advisory fees and other Fund expenses. As a shareholder of the Invesco China Technology ETF, Invesco DWA Developed Markets Momentum ETF, Invesco DWA Emerging Markets Momentum ETF, Invesco FTSE RAFI Developed Markets ex-U.S. ETF, Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, Invesco FTSE RAFI Emerging Markets ETF, Invesco Global Clean Energy ETF, Invesco Global Water ETF, Invesco International BuyBack Achievers™ ETF and Invesco S&P International Developed Quality ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

In addition to the fees and expenses which the Invesco FTSE RAFI Emerging Markets ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly are included in the Portfolio total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2019	April 30, 2020	Six-Month Period	Six-Month Period(1)
Invesco China Technology ETF (CQQQ)
Actual	$1,000.00	$1,091.20	0.70%	$3.64
Hypothetical (5% return before expenses)	1,000.00	1,021.38	0.70	3.52
Invesco DWA Developed Markets Momentum ETF (PIZ)
Actual	1,000.00	914.60	0.80	3.81
Hypothetical (5% return before expenses)	1,000.00	1,020.89	0.80	4.02

98

Calculating your ongoing Fund expenses–(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2019	April 30, 2020	Six-Month Period	Six-Month Period(1)
Invesco DWA Emerging Markets Momentum ETF (PIE)
Actual	$1,000.00	$876.30	0.90%	$4.20
Hypothetical (5% return before expenses)	1,000.00	1,020.39	0.90	4.52
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
Actual	1,000.00	804.80	0.45	2.02
Hypothetical (5% return before expenses)	1,000.00	1,022.63	0.45	2.26
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
Actual	1,000.00	850.60	0.49	2.25
Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.49	2.46
Invesco FTSE RAFI Emerging Markets ETF (PXH)
Actual	1,000.00	801.10	0.49	2.19
Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.49	2.46
Invesco Global Clean Energy ETF (PBD)
Actual	1,000.00	1,074.90	0.75	3.87
Hypothetical (5% return before expenses)	1,000.00	1,021.13	0.75	3.77
Invesco Global Water ETF (PIO)
Actual	1,000.00	932.10	0.75	3.60
Hypothetical (5% return before expenses)	1,000.00	1,021.13	0.75	3.77
Invesco International BuyBack AchieversTM ETF (IPKW)
Actual	1,000.00	817.90	0.55	2.49
Hypothetical (5% return before expenses)	1,000.00	1,022.13	0.55	2.77
Invesco MSCI Global Timber ETF (CUT)
Actual	1,000.00	866.90	0.55	2.55
Hypothetical (5% return before expenses)	1,000.00	1,022.13	0.55	2.77
Invesco S&P Global Water Index ETF (CGW)
Actual	1,000.00	915.80	0.58	2.76
Hypothetical (5% return before expenses)	1,000.00	1,021.98	0.58	2.92
Invesco S&P International Developed Quality ETF (IDHQ)
Actual	1,000.00	945.90	0.29	1.40
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2020. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

99

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 14, 2020, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following 71 series (each, a “Fund” and collectively, the “Funds”):

Invesco 1-30 Laddered Treasury ETF	Invesco S&P 500® Enhanced Value ETF

Invesco California AMT-Free Municipal Bond ETF	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

Invesco CEF Income Composite ETF	Invesco S&P 500® High Beta ETF

Invesco China Technology ETF	Invesco S&P 500® High Dividend Low Volatility ETF

Invesco DWA Developed Markets Momentum ETF	Invesco S&P 500® Low Volatility ETF

Invesco DWA Emerging Markets Momentum ETF	Invesco S&P 500 Minimum Variance ETF

Invesco DWA SmallCap Momentum ETF	Invesco S&P 500® Momentum ETF

Invesco Emerging Markets Sovereign Debt ETF	Invesco S&P 500 Revenue ETF

Invesco FTSE International Low Beta Equal Weight ETF	Invesco S&P Emerging Markets Low Volatility ETF

Invesco FTSE RAFI Developed Markets ex-U.S. ETF	Invesco S&P Emerging Markets Momentum ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	Invesco S&P International Developed High Dividend Low Volatility ETF
Invesco FTSE RAFI Emerging Markets ETF	Invesco S&P International Developed Low Volatility ETF
Invesco Fundamental High Yield® Corporate Bond ETF	Invesco S&P International Developed Momentum ETF

Invesco Fundamental Investment Grade Corporate Bond ETF	Invesco S&P International Developed Quality ETF

Invesco Global Clean Energy ETF	Invesco S&P MidCap 400 Revenue ETF

Invesco Global Short Term High Yield Bond ETF	Invesco S&P MidCap Low Volatility ETF

Invesco Global Water ETF	Invesco S&P SmallCap 600 Revenue ETF

Invesco International BuyBack AchieversTM ETF	Invesco S&P SmallCap Consumer Discretionary ETF

Invesco International Corporate Bond ETF	Invesco S&P SmallCap Consumer Staples ETF

Invesco KBW Bank ETF	Invesco S&P SmallCap Energy ETF

Invesco KBW High Dividend Yield Financial ETF	Invesco S&P SmallCap Financials ETF

Invesco KBW Premium Yield Equity REIT ETF	Invesco S&P SmallCap Health Care ETF

Invesco KBW Property & Casualty Insurance ETF	Invesco S&P SmallCap High Dividend Low Volatility ETF

Invesco KBW Regional Banking ETF	Invesco S&P SmallCap Industrials ETF

Invesco National AMT-Free Municipal Bond ETF	Invesco S&P SmallCap Information Technology ETF

Invesco New York AMT-Free Municipal Bond ETF	Invesco S&P SmallCap Low Volatility ETF

Invesco Preferred ETF	Invesco S&P SmallCap Materials ETF

Invesco PureBetaSM 0-5YrUSTIPSETF	Invesco S&P SmallCap Quality ETF

Invesco PureBetaSM FTSE Developed ex-North America ETF	Invesco S&P SmallCap Utilities & Communication Services

Invesco PureBetaSM FTSE Emerging Markets ETF	ETF
Invesco PureBetaSM MSCI USA ETF	Invesco S&P Ultra Dividend Revenue ETF

Invesco PureBetaSM MSCI USA Small Cap ETF	Invesco Senior Loan ETF

Invesco PureBetaSM US Aggregate Bond ETF	Invesco Taxable Municipal Bond ETF

Invesco Russell 1000 Enhanced Equal Weight ETF	Invesco Treasury Collateral ETF

Invesco Russell 1000 Equal Weight ETF	Invesco Variable Rate Preferred ETF

Invesco Russell 1000 Low Beta Equal Weight ETF	Invesco VRDO Tax-Free Weekly ETF

Also at the April 14, 2020 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

100

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2019, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds businesses of Guggenheim Capital LLC on April 6, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the five-year and since-inception periods for Invesco Global Short Term High Yield Bond ETF and the one-year and ten-year periods for Invesco VRDO Tax-Free Weekly ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco Global Short Term High Yield Bond ETF’s and Invesco VRDO Tax-Free Weekly ETF’s level of correlation to its underlying index, as well as the Adviser’s expectations for each Fund’s correlation going forward. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

0.04%:	Invesco PureBetaTM MSCI USA ETF

0.05%:	Invesco PureBetaTM US Aggregate Bond ETF

0.06%:	Invesco PureBetaTM MSCI USA Small Cap ETF

0.07%:	Invesco PureBetaTM 0-5 Yr US TIPS ETF, Invesco PureBetaTM FTSE Developed ex-North America ETF

0.08%:	Invesco Treasury Collateral ETF

0.10%:	Invesco S&P 500 Minimum Variance ETF

0.13%:	Invesco S&P 500 Enhanced Value ETF, Invesco S&P 500 Momentum ETF

0.14%:	Invesco PureBetaTM FTSE Emerging Markets ETF

101

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

0.20%:	Invesco Russell 1000 Equal Weight ETF

0.22%:	Invesco Fundamental Investment Grade Corporate Bond ETF

0.25%:	Invesco 1-30 Laddered Treasury ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF, Invesco VRDO Tax-Free Weekly ETF

0.28%:	Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Taxable Municipal Bond ETF

0.29%:	Invesco Russell 1000 Enhanced Equal Weight ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF, Invesco S&P SmallCap Utilities & Communication Services ETF

0.30%:	Invesco S&P 500® High Dividend Low Volatility ETF, Invesco S&P International Developed High Dividend Low Volatility ETF, Invesco S&P SmallCap High Dividend Low Volatility ETF

0.35%:	Invesco Global Short Term High Yield Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF, Invesco Russell 1000 Low Beta Equal Weight ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF

0.39%:	Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF, Invesco S&P Ultra Dividend Revenue ETF

0.45%:	Invesco FTSE International Low Beta Equal Weight ETF, Invesco FTSE RAFI Developed Markets ex-U.S. ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF

0.49%:	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, Invesco FTSE RAFI Emerging Markets ETF

0.50%:	Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF, Invesco Variable Rate Preferred ETF

0.55%:	Invesco International BuyBack AchieversTM ETF

0.60%:	Invesco DWA SmallCap Momentum ETF

0.65%:	Invesco Senior Loan ETF

0.70%:	Invesco China Technology ETF

0.75%:	Invesco Global Clean Energy ETF, Invesco Global Water ETF

0.80%:	Invesco DWA Developed Markets Momentum ETF

0.90%:	Invesco DWA Emerging Markets Momentum ETF

The Trustees considered that, effective May 1, 2020, the Adviser had agreed to reduce the unitary advisory fee for Invesco S&P Emerging Markets Low Volatility ETF and Invesco S&P Emerging Markets Momentum ETF from 0.45% to 0.29% of average daily net assets, and to reduce the unitary advisory fee for Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF from 0.35% to 0.25% of average daily net assets.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.

102

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

		Equal to/Lower	Lower than
	Equal to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median
Invesco 1-30 Laddered Treasury ETF			X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco DWA Developed Markets Momentum ETF			X
Invesco DWA Emerging Markets Momentum ETF			X
Invesco DWA SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco FTSE International Low Beta Equal Weight ETF	X	X	X
Invesco FTSE RAFI Developed Markets ex-U.S. ETF		X	X
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	X	X	X
Invesco FTSE RAFI Emerging Markets ETF	X		X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		N/A	X
Invesco Global Short Term High Yield Bond ETF	X	N/A	X
Invesco Global Water ETF		N/A	X
Invesco International BuyBack AchieversTM ETF	X	X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco Preferred ETF		N/A	X
Invesco PureBetaTM 0-5 Yr US TIPS ETF			X
Invesco PureBetaTM FTSE Developed ex-North America ETF			X
Invesco PureBetaTM FTSE Emerging Markets ETF	X		X
Invesco PureBetaTM MSCI USA ETF	X	X	X
Invesco PureBetaTM MSCI USA Small Cap ETF	X	X	X
Invesco PureBetaTM US Aggregate Bond ETF	X	X	X
Invesco Russell 1000 Enhanced Equal Weight ETF	X	X	X
Invesco Russell 1000 Equal Weight ETF	X	X	X
Invesco Russell 1000 Low Beta Equal Weight ETF		X	X
Invesco S&P 500 Enhanced Value ETF	X	X	X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X	X	X
Invesco S&P 500 High Beta ETF	X	X	X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500 Momentum ETF		X	X

103

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

		Equal to/Lower	Lower than
	Equal to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median
Invesco S&P 500 Revenue ETF		X	X
Invesco S&P Emerging Markets Low Volatility ETF	X	X	X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed High Dividend Low Volatility ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X		X
Invesco S&P International Developed Momentum ETF			X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X	X	X
Invesco S&P SmallCap Low Volatility ETF	X	X	X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF	X		X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF		X	X
Invesco Taxable Municipal Bond ETF		N/A	X
Invesco Treasury Collateral ETF	X		X
Invesco Variable Rate Preferred ETF		X	X
Invesco VRDO Tax-Free Weekly ETF		N/A	X

*

The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco 1-30 Laddered Treasury ETF, Invesco California AMT-Free Municipal Bond ETF, Invesco DWA Developed Markets Momentum ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Global Clean Energy ETF, Invesco Global Water ETF, Invesco International Corporate Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Senior Loan ETF and Invesco VRDO Tax-Free Weekly ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

104

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

Based on all the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees and advisory fees for money market cash management vehicles. The Board concluded that the advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF at a meeting held on April 14, 2020. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Treasury Collateral ETF’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 12, 2020 Board meeting, and Invesco Advisers, Inc., in connection with the April 14, 2020 meeting, and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, the Trustees considered the extent to which economies of

105

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rates for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF were reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees on the excess cash invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ and other Invesco ETFs’ excess cash invested in the money market funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and that the Sub-Advisers do not have any soft-dollar arrangements with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. No single factor was determinative in the Board’s analysis.

106

Approval of Investment Advisory Contracts

At a meeting held on April 14, 2020, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco MSCI Global Timber ETF, Invesco S&P Global Water Index ETF and Invesco Solar ETF (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2019, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that the Funds were created in connection with the purchase by Invesco of the exchange-traded funds business of Guggenheim Capital LLC (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018, and on May 18, 2018 for the Invesco Solar ETF, is that of its predecessor Guggenheim ETF. The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee, and gross and net expense ratio. The Trustees noted that the annual contractual advisory fee charged to each Fund is 0.50% of the Fund’s average daily net assets and that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, sub-licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding the percentage of that Fund’s average daily net assets, until at least August 31, 2022, as set forth below:

●	0.55% for Invesco MSCI Global Timber ETF;

●	0.63% for Invesco S&P Global Water Index ETF; and

●	0.65% for Invesco Solar ETF.

The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net advisory fees and net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) actively-managed funds and open-end (non-ETF) index funds, noting that comparative information for an open-end (non-ETF) index fund was only available for the Invesco MSCI Global Timber ETF. The Trustees noted that each Fund’s contractual advisory fee was higher than the median net advisory fees of its ETF peer funds and lower than the median net advisory fees of their open-end actively-managed peer funds. The Trustees noted that each Fund’s net expense ratio was higher than the median net expense ratio of its ETF peers and lower than the median net expense ratio of its open-end actively-managed peer funds. The Trustees noted that a significant component of the non-advisory fee expenses was the sub-license fees paid by the Funds, and noted, with the exception of Invesco S&P

107

Approval of Investment Advisory Contracts (continued)

Global Water Index ETF, the Adviser has agreed to reimburse the amount equal to the sub-licensing fee paid that causes a Fund’s annual operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses) to exceed the percentage of the Fund’s average daily net assets as set forth below:

Invesco Fund	Percentage of Average Daily Net Assets	Termination Date
Invesco MSCI Global Timber ETF	0.55%	December 31, 2020

Invesco Solar ETF	0.70%	May 18, 2020

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have comparable investment strategies to the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all the information provided, the Trustees determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser. The Trustees also noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees and advisory fees for money market cash management vehicles. The Board concluded that the advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

108

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-8	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders April 30, 2020
PCY	Invesco Emerging Markets Sovereign Debt ETF
PGHY	Invesco Global Short Term High Yield Bond ETF
PICB	Invesco International Corporate Bond ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Liquidity Risk Management Program

The Securities and Exchange Commission (“SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 12, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

•	Each Fund’s investment strategy remained appropriate for an open-end fund;

•	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

•	The Funds did not breach the 15% limit on Illiquid Investments; and

•	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco Emerging Markets Sovereign Debt ETF (PCY)

April 30, 2020

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.57%
Angola-1.40%
Angolan Government International Bond
8.25%, 05/09/2028(a)	$27,945,000	$12,608,784
9.38%, 05/08/2048(a)	28,120,000	12,347,492
9.13%, 11/26/2049(a)	28,836,000	12,684,956

		37,641,232

Bahrain-2.71%
Bahrain Government International Bond
6.75%, 09/20/2029(a)	25,071,000	24,662,343
6.00%, 09/19/2044(a)	28,420,000	24,509,408
7.50%, 09/20/2047(a)	24,332,000	23,541,210

		72,712,961

Brazil-2.84%
Brazilian Government International Bond
5.63%, 01/07/2041	24,984,000	25,358,760
5.63%, 02/21/2047	25,290,000	25,694,640
4.75%, 01/14/2050	27,380,000	25,189,600

		76,243,000

Chile-3.19%
Chile Government International Bond
3.13%, 01/21/2026	41,347,000	44,654,760
3.86%, 06/21/2047	37,642,000	41,022,252

		85,677,012

China-3.33%
China Government International Bond
2.63%, 11/02/2027(a)	27,160,000	29,713,040
2.75%, 12/03/2039(a)	27,950,000	29,744,390
4.00%, 10/19/2048(a)	22,190,000	29,936,529

		89,393,959

Colombia-2.75%
Colombia Government International Bond
7.38%, 09/18/2037	19,445,000	24,314,028
6.13%, 01/18/2041	21,551,000	24,348,320
5.63%, 02/26/2044	23,243,000	25,190,763

		73,853,111

Costa Rica-2.53%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)	32,063,000	23,245,675
7.00%, 04/04/2044(a)	27,980,000	22,523,900
7.16%, 03/12/2045(a)	27,225,000	22,188,375

		67,957,950

Croatia-3.24%
Croatia Government International Bond
5.50%, 04/04/2023(a)	39,285,000	42,958,148
6.00%, 01/26/2024(a)	39,121,000	44,226,290

		87,184,438

Dominican Republic-2.50%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	24,680,000	22,555,052
6.85%, 01/27/2045(a)	26,064,000	22,667,861
6.50%, 02/15/2048(a)	26,190,000	21,868,650

		67,091,563

	Principal Amount	Value
Egypt-2.76%
Egypt Government International Bond
8.50%, 01/31/2047(a)	$27,084,000	$24,727,692
7.90%, 02/21/2048(a)	28,786,000	25,619,540
8.70%, 03/01/2049(a)	26,092,000	23,895,054

		74,242,286

El Salvador-2.31%
El Salvador Government International Bond
7.65%, 06/15/2035(a)	25,732,000	20,657,650
7.63%, 02/01/2041(a)	26,072,000	20,171,906
7.12%, 01/20/2050(a)	27,649,000	21,137,661

		61,967,217

Hungary-3.20%
Hungary Government International Bond
5.75%, 11/22/2023	25,547,500	28,830,354
5.38%, 03/25/2024	26,393,000	29,771,304
7.63%, 03/29/2041	16,793,000	27,501,896

		86,103,554

Indonesia-2.99%
Indonesia Government International Bond
6.63%, 02/17/2037(a)	20,716,000	26,920,442
7.75%, 01/17/2038(a)	18,736,000	26,916,137
6.75%, 01/15/2044(a)	19,329,000	26,619,899

		80,456,478

Jordan-2.98%
Jordan Government International Bond
6.13%, 01/29/2026(a)	27,201,000	27,247,242
5.75%, 01/31/2027(a)	28,284,000	27,199,676
7.38%, 10/10/2047(a)	26,909,000	25,507,041

		79,953,959

Kazakhstan-2.93%
Kazakhstan Government International Bond
5.13%, 07/21/2025(a)	25,394,000	28,611,420
4.88%, 10/14/2044(a)	21,265,000	24,231,319
6.50%, 07/21/2045(a)	19,158,000	25,819,236

		78,661,975

Kenya-2.81%
Kenya Government International Bond
6.88%, 06/24/2024(a)	27,067,000	25,212,911
7.25%, 02/28/2028(a)	27,503,000	25,305,510
8.25%, 02/28/2048(a)	27,340,000	24,961,420

		75,479,841

Mexico-2.59%
Mexico Government International Bond
4.60%, 01/23/2046	26,065,750	24,143,401
5.75%, 10/12/2110	22,287,000	21,284,308
Series A, 6.05%, 01/11/2040	21,667,000	24,039,536

		69,467,245

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Emerging Markets Sovereign Debt ETF (PCY)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
Mongolia-2.80%
Mongolia Government International Bond
5.63%, 05/01/2023(a)	$26,910,000	$24,084,461
8.75%, 03/09/2024(a)	52,850,000	51,090,095

		75,174,556

Nigeria-2.49%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	30,310,000	22,874,957
7.63%, 11/28/2047(a)	30,615,000	22,927,574
9.25%, 01/21/2049(a)	25,690,000	21,086,249

		66,888,780

Oman-2.49%
Oman Government International Bond
5.63%, 01/17/2028(a)	29,112,000	22,678,248
6.50%, 03/08/2047(a)	30,718,000	22,070,883
6.75%, 01/17/2048(a)	30,646,000	22,132,541

		66,881,672

Pakistan-2.68%
Pakistan Government International Bond
8.25%, 04/15/2024(a)	25,316,000	24,275,512
8.25%, 09/30/2025(a)	24,884,000	23,468,100
6.88%, 12/05/2027(a)	27,664,000	24,374,751

		72,118,363

Panama-3.11%
Panama Government International Bond
7.13%, 01/29/2026	22,968,500	28,131,819
8.88%, 09/30/2027	19,829,500	27,134,688
3.88%, 03/17/2028	26,017,000	28,309,097

		83,575,604

Paraguay-2.84%
Paraguay Government International Bond
5.00%, 04/15/2026(a)	25,701,000	27,137,686
6.10%, 08/11/2044(a)	22,689,000	24,762,775
5.60%, 03/13/2048(a)	23,220,000	24,302,052

		76,202,513

Peru-3.16%
Peruvian Government International Bond
2.84%, 06/20/2030	27,320,000	28,675,072
8.75%, 11/21/2033	17,396,500	27,766,554
5.63%, 11/18/2050	18,889,000	28,380,722

		84,822,348

Philippines-3.17%
Philippine Government International Bond
6.38%, 01/15/2032	20,715,000	28,607,415
6.38%, 10/23/2034	19,488,000	28,304,371
3.95%, 01/20/2040	23,818,000	28,250,530

		85,162,316

Poland-3.32%
Republic of Poland Government International Bond
3.00%, 03/17/2023	28,274,000	29,973,267
4.00%, 01/22/2024	26,893,000	29,816,269
3.25%, 04/06/2026	26,742,000	29,549,910

		89,339,446

	Principal Amount	Value
Qatar-3.10%
Qatar Government International Bond
6.40%, 01/20/2040(a)	$19,533,000	$28,188,072
5.10%, 04/23/2048(a)	21,784,000	27,598,150
4.82%, 03/14/2049(a)	22,555,000	27,550,932

		83,337,154

Romania-2.99%
Romanian Government International Bond
4.88%, 01/22/2024(a)	25,841,000	27,456,063
6.13%, 01/22/2044(a)	21,842,000	26,313,057
5.13%, 06/15/2048(a)	24,490,000	26,505,527

		80,274,647

Russia-3.16%
Russian Foreign Bond
5.63%, 04/04/2042(a)	22,000,000	28,347,000
5.88%, 09/16/2043(a)	20,800,000	27,736,800
Russian Foreign Bond - Eurobond, 5.25%, 06/23/2047(a)	23,000,000	28,844,300

		84,928,100

Saudi Arabia-2.91%
Saudi Government International Bond
4.50%, 10/26/2046(a)	25,178,000	26,530,059
4.63%, 10/04/2047(a)	23,355,000	24,578,218
5.00%, 04/17/2049(a)	24,025,000	27,016,112

		78,124,389

South Africa-2.65%
Republic of South Africa Government International Bond
6.25%, 03/08/2041	26,655,000	23,754,936
5.38%, 07/24/2044	30,889,000	24,131,506
6.30%, 06/22/2048	27,799,000	23,409,538

		71,295,980

Sri Lanka-1.95%
Sri Lanka Government International Bond
6.83%, 07/18/2026(a)	30,334,000	17,830,325
7.85%, 03/14/2029(a)	29,120,000	17,131,296
7.55%, 03/28/2030(a)	29,770,000	17,412,809

		52,374,430

Turkey-2.97%
Turkey Government International Bond
8.00%, 02/14/2034	26,416,000	27,010,360
6.88%, 03/17/2036	29,109,000	26,561,962
7.25%, 03/05/2038	27,876,000	26,342,820

		79,915,142

Ukraine-2.69%
Ukraine Government International Bond
7.75%, 09/01/2026(a)	25,793,000	24,242,841
7.75%, 09/01/2027(a)	26,252,000	24,506,242
9.75%, 11/01/2028(a)	23,710,000	23,605,676

		72,354,759

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Emerging Markets Sovereign Debt ETF (PCY)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
United Arab Emirates-3.03%
Abu Dhabi Government International Bond
4.13%, 10/11/2047(a)	$24,534,000	$28,047,269
3.13%, 09/30/2049(a)	28,400,000	27,772,360
Emirate of Dubai Government International Bond, 5.25%, 01/30/2043(a)	25,721,000	25,715,856

		81,535,485

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,875,936,938)		2,648,393,465

	Shares	Value
Money Market Funds-1.15%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.21%(b)(c) (Cost $30,939,534)	30,939,534	$30,939,534

TOTAL INVESTMENTS IN SECURITIES-99.72% (Cost $2,906,876,472)		2,679,332,999
OTHER ASSETS LESS LIABILITIES-0.28%		7,535,769

NET ASSETS-100.00%		$2,686,868,768

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $1,762,938,707, which represented 65.61% of the Fund’s Net Assets.

(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco, Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$7,086,626	$146,643,437	$(122,790,529)	$-	$-	$30,939,534	$42,265
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	71,589	48,270,983	(48,342,572)	-	-	-	6,442
Invesco Liquid Assets Portfolio, Institutional Class*	23,863	12,757,354	(12,782,140)	-	923	-	2,442

Total	$7,182,078	$207,671,774	$(183,915,241)	$-	$923	$30,939,534	$51,149

*	At April 30, 2020, this security was no longer held.

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Emerging Markets Sovereign Debt ETF (PCY)–(continued)

April 30, 2020

(Unaudited)

Portfolio Composition
Country Breakdown (% of the Fund’s Net Assets)
as of April 30, 2020

China	3.33

Poland	3.32

Croatia	3.24

Hungary	3.20

Chile	3.19

Philippines	3.17

Russia	3.16

Peru	3.16

Panama	3.11

Qatar	3.10

United Arab Emirates	3.03

Indonesia	2.99

Romania	2.99

Jordan	2.98

Turkey	2.97

Kazakhstan	2.93

Saudi Arabia	2.91

Brazil	2.84

Paraguay	2.84

Kenya	2.81

Mongolia	2.80

Egypt	2.76

Colombia	2.75

Bahrain	2.71

Ukraine	2.69

Pakistan	2.68

South Africa	2.65

Mexico	2.59

Costa Rica	2.53

Dominican Republic	2.50

Nigeria	2.49

Oman	2.49

El Salvador	2.31

Sri Lanka	1.95

Angola	1.40

Money Market Funds Plus Other Assets Less Liabilities	1.43

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Global Short Term High Yield Bond ETF (PGHY)

April 30, 2020

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-95.94%
Argentina-1.62%
Argentine Republic Government International Bond
6.88%, 04/22/2021	$650,000	$188,825
5.63%, 01/26/2022	600,000	169,500
Banco Hipotecario S.A., 9.75%, 11/30/2020(a)	500,000	347,875
Cia General de Combustibles S.A., 9.50%, 11/07/2021(a)	525,000	325,500
Genneia S.A., 8.75%, 01/20/2022(a)	650,000	362,797
Provincia de Cordoba, 7.13%, 06/10/2021(a)	650,000	299,007
Tecpetrol S.A., 4.88%, 12/12/2022(a)	400,000	315,920
Telecom Argentina S.A., 6.50%, 06/15/2021(a)	676,000	617,499
YPF S.A., 8.50%, 03/23/2021(a)	500,000	317,380

		2,944,303

Australia-0.74%
Barminco Finance Pty. Ltd., 6.63%, 05/15/2022(a)	400,000	384,500
Emeco Pty. Ltd., Series B, 9.25%, 03/31/2022	450,669	434,873
FMG Resources August 2006 Pty. Ltd., 4.75%, 05/15/2022(a)	400,000	403,580
Virgin Australia Holdings Ltd., 7.88%, 10/15/2021(a)	700,000	122,500

		1,345,453

Bahrain-0.83%
Bahrain Government International Bond
5.88%, 01/26/2021(a)	700,000	701,361
6.13%, 07/05/2022(a)	200,000	201,492
Batelco International Finance No. 1 Ltd., 4.25%, 05/01/2020(a)	600,000	600,000

		1,502,853

Bolivia-0.23%
Bolivian Government International Bond, 4.88%, 10/29/2022(a)	450,000	423,927

Brazil-5.94%
B3 S.A. - Brasil, Bolsa, Balcao, 5.50%, 07/16/2020(a)	600,000	597,006
Banco Bradesco S.A., 5.90%, 01/16/2021(a)	600,000	605,256
Banco do Brasil S.A., 5.38%, 01/15/2021(a)	400,000	404,324
Banco do Estado do Rio Grande do Sul S.A., 7.38%, 02/02/2022(a)	700,000	720,685
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 07/12/2020(a)	600,000	601,200
Banco Safra S.A., 6.75%, 01/27/2021(a)	400,000	409,904
Banco Votorantim S.A., 4.00%, 09/24/2022(a)	500,000	499,375
Brazilian Government International Bond
4.88%, 01/22/2021	175,000	179,044
2.63%, 01/05/2023	500,000	503,750
Caixa Economica Federal, 3.50%, 11/07/2022(a)	300,000	296,115
Centrais Eletricas Brasileiras S.A., 5.75%, 10/27/2021(a)	750,000	772,163

	Principal Amount	Value
Brazil-(continued)
Cia de Saneamento Basico do Estado de Sao Paulo, 6.25%, 12/16/2020(a)	$200,000	$201,160
CSN Resources S.A., 7.63%, 02/13/2023(a)	400,000	316,080
Eldorado Intl. Finance GmbH, 8.63%, 06/16/2021(a)	700,000	676,382
Itau Unibanco Holding S.A.
5.75%, 01/22/2021(a)	400,000	406,824
6.20%, 12/21/2021(a)	500,000	518,755
5.65%, 03/19/2022(a)	400,000	413,180
5.50%, 08/06/2022(a)	400,000	411,000
Natura Cosmeticos S.A., 5.38%, 02/01/2023(a)	400,000	384,004
Petrobras Global Finance B.V.
5.38%, 01/27/2021	600,000	607,230
8.38%, 05/23/2021	650,000	679,250
6.13%, 01/17/2022	600,000	616,500

		10,819,187

Canada-2.84%
Air Canada, 7.75%, 04/15/2021(a)	600,000	589,350
Athabasca Oil Corp., 9.88%, 02/24/2022(a)	700,000	102,935
Bombardier, Inc.
8.75%, 12/01/2021(a)	698,000	584,680
5.75%, 03/15/2022(a)	215,000	162,207
6.00%, 10/15/2022(a)	400,000	302,500
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc., 8.50%, 12/15/2022(a)	500,000	503,525
Hudbay Minerals, Inc., 7.25%, 01/15/2023(a)	500,000	458,850
New Gold Inc., 6.25%, 11/15/2022(a)	300,000	300,375
Quebecor Media, Inc., 5.75%, 01/15/2023	400,000	423,652
Taseko Mines Ltd., 8.75%, 06/15/2022(a)	355,000	187,103
Teine Energy Ltd., 6.88%, 09/30/2022(a)	400,000	386,820
Tervita Corp., 7.63%, 12/01/2021(a)	700,000	465,955
TransAlta Corp., 4.50%, 11/15/2022	500,000	489,375
Videotron Ltd., 5.00%, 07/15/2022	210,000	217,087

		5,174,414

China-10.40%
CFLD Cayman Investment Ltd.
6.50%, 12/21/2020(a)	700,000	698,433
9.00%, 07/31/2021(a)	700,000	700,237
China Grand Automotive Services Ltd., 8.63%, 04/08/2022(a)	450,000	295,672
China South City Holdings Ltd.
11.88%, 03/27/2021(a)	200,000	184,791
6.75%, 09/13/2021(a)	600,000	474,320
7.25%, 11/20/2022(a)	400,000	306,154
Chongqing Hechuan City Construction Investment Group Co. Ltd., 6.30%, 07/18/2022(a)	200,000	203,664
Dr. Peng Holding HongKong Ltd., 5.05%, 06/01/2020(a)	500,000	278,078
Easy Tactic Ltd.
8.75%, 01/10/2021(a)	800,000	798,207
7.00%, 04/25/2021(a)	700,000	675,168
5.75%, 01/13/2022(a)	700,000	641,674
9.13%, 07/28/2022(a)	200,000	189,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
China-(continued)
ENN Clean Energy International Investment Ltd., 7.50%, 02/27/2021(a)	$400,000	$396,412
Fortune Star (BVI) Ltd., 5.38%, 12/05/2020(a)	800,000	798,214
Full Dragon (Hong Kong) International Development Ltd., 5.60%, 02/14/2021(a)	500,000	503,239
Gemdale Ever Prosperity Investment Ltd., 6.00%, 09/06/2021(a)	200,000	201,564
Gemstones International Ltd., 8.50%, 08/15/2020(a)	600,000	591,261
Greenland Global Investment Ltd.
4.85%, 08/17/2020(a)	700,000	699,372
5.25%, 02/12/2021(a)	500,000	497,667
Guangxi Liuzhou Dongcheng Investment Development Group Co. Ltd., 7.00%, 09/30/2022(a)	600,000	591,242
Hong Kong Red Star Macalline Universal Home Furnishings Ltd., 3.38%, 09/21/2022(a)	400,000	342,407
Huachen Energy Co. Ltd., 6.63%, 05/18/2020(a)	400,000	110,000
Huayuan Property Co. Ltd., 8.50%, 09/27/2021(a)	300,000	298,497
Jiangsu Nantong Sanjian International Co. Ltd., 7.80%, 10/26/2020(a)	500,000	355,765
Jiuding Group Finance Co. Ltd., 6.50%, 07/25/2020(a)	500,000	489,939
New Metro Global Ltd.
6.50%, 04/23/2021(a)	700,000	694,928
7.13%, 05/23/2021(a)	500,000	499,713
6.50%, 05/20/2022(a)	200,000	195,041
Oceanwide Holdings International 2017 Co. Ltd., 7.75%, 07/27/2020(a)	700,000	642,770
RongXingDa Development BVI Ltd., 8.00%, 04/24/2022(a)	215,000	190,517
Scenery Journey Ltd.
11.00%, 11/06/2020(a)	800,000	803,193
9.00%, 03/06/2021(a)	200,000	193,594
Shandong Energy Australia Pty. Ltd., 4.55%, 07/26/2020(a)	600,000	598,483
Shangrao City Construction Investment Development Group Co. Ltd., 5.70%, 12/28/2020(a)	400,000	396,119
Tahoe Group Global (Co.,) Ltd., 7.88%, 01/17/2021(a)	900,000	631,117
Tunghsu Venus Holdings Ltd., 7.00%, 06/12/2020(a)	600,000	222,714
Yancoal International Resources Development Co. Ltd., 6.00%, 11/29/2021(a)	600,000	611,002
Yango Justice International Ltd.
7.50%, 11/16/2020(a)	600,000	597,168
9.50%, 04/03/2021(a)	200,000	198,051
Yihua Overseas Investment Ltd., 8.50%, 10/23/2020(a)	500,000	282,500
Zhangzhou Jiulongjiang Group Co. Ltd., 5.60%, 09/10/2022(a)	400,000	398,271

	Principal Amount	Value
China-(continued)
Zhongrong International Resources Co. Ltd., 7.25%, 10/26/2020(a)	$600,000	$157,135
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/2022(a)	317,000	306,555

		18,940,120

Colombia-1.25%
Avianca Holdings S.A./Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/2020(a)	600,000	111,006
Banco Davivienda S.A., 5.88%, 07/09/2022(a)	200,000	199,892
Banco de Bogota S.A., 5.38%, 02/19/2023(a)	350,000	352,520
Banco GNB Sudameris S.A., 7.50%, 07/30/2022(a)	200,000	196,570
Bancolombia S.A., 5.13%, 09/11/2022	550,000	553,828
Colombia Telecomunicaciones S.A. ESP, 5.38%, 09/27/2022(a)	325,000	321,152
Grupo Aval Ltd., 4.75%, 09/26/2022(a)	545,000	542,030

		2,276,998

Costa Rica-0.80%
Banco Nacional de Costa Rica, 5.88%, 04/25/2021(a)	400,000	393,000
Costa Rica Government International Bond, 10.00%, 08/01/2020(a)	600,000	604,326
Instituto Costarricense de Electricidad, 6.95%, 11/10/2021(a)	490,000	456,317

		1,453,643

Croatia-0.63%
Croatia Government International Bond
6.63%, 07/14/2020(a)	400,000	403,187
6.38%, 03/24/2021(a)	400,000	413,128
Hrvatska Elektroprivreda, 5.88%, 10/23/2022(a)	300,000	323,411

		1,139,726

Cyprus-0.07%
4finance S.A., 10.75%, 05/01/2022(a)	200,000	137,026

Denmark-0.25%
Welltec A/S, 9.50%, 12/01/2022(a)	500,000	447,500

Dominican Republic-0.11%
HTA Group Ltd., 9.13%, 03/08/2022(a)	200,000	197,800

Egypt-0.22%
Egypt Government International Bond, 6.13%, 01/31/2022(a)	400,000	399,420

El Salvador-0.35%
Agricola Senior Trust, 6.75%, 06/18/2020(a)	650,000	638,437

Finland-0.11%
Nokia OYJ, 3.38%, 06/12/2022	200,000	202,750

Georgia-0.86%
Georgia Government International Bond, 6.88%, 04/12/2021(a)	500,000	504,152
Georgian Oil and Gas Corp. JSC, 6.75%, 04/26/2021(a)	700,000	672,000
Georgian Railway JSC, 7.75%, 07/11/2022(a)	400,000	394,000

		1,570,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
Ghana-0.06%
Tullow Oil PLC, 6.25%, 04/15/2022(a)	$200,000	$113,130

Greece-0.22%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.38%, 01/15/2022(a)	1,000,000	396,250

Guatemala-0.40%
Guatemala Government Bond, 5.75%, 06/06/2022(a)	320,000	329,936
Industrial Senior Trust, 5.50%, 11/01/2022(a)	400,000	403,300

		733,236

Honduras-0.22%
Honduras Government International Bond, 8.75%, 12/16/2020(a)	400,000	398,000

India-1.98%
Azure Power Energy Ltd., 5.50%, 11/03/2022(a)	400,000	385,000
Delhi International Airport Ltd., 6.13%, 02/03/2022(a)	700,000	682,656
Greenko Dutch B.V., 4.88%, 07/24/2022(a)	200,000	185,466
IDBI Bank Ltd./GIFT-IFC, 4.25%, 11/30/2020(a)	700,000	693,000
JSW Steel Ltd., 5.25%, 04/13/2022(a)	200,000	179,000
Jubilant Pharma Ltd., 4.88%, 10/06/2021(a)	466,667	438,662
Muthoot Finance Ltd., 6.13%, 10/31/2022(a)	300,000	272,865
Reliance Communications Ltd., 6.50%, 11/06/2020(a)(b)(c)	400,000	26,000
ReNew Power Pvt Ltd., 6.45%, 09/27/2022(a)	400,000	352,692
Shriram Transport Finance Co. Ltd.
5.70%, 02/27/2022(a)	200,000	157,500
5.95%, 10/24/2022(a)	300,000	230,435

		3,603,276

Indonesia-1.98%
Alam Synergy Pte. Ltd., 6.63%, 04/24/2022(a)	400,000	178,830
Global Prime Capital Pte. Ltd., 7.25%, 04/26/2021(a)	500,000	480,000
Indika Energy Capital II Pte. Ltd., 6.88%, 04/10/2022(a)	400,000	366,846
Indo Energy Finance II B.V., 6.38%, 01/24/2023(a)	228,000	199,215
PT ABM Investama Tbk, 7.13%, 08/01/2022(a)	400,000	208,358
PT Bukit Makmur Mandiri Utama, 7.75%, 02/13/2022(a)	700,000	451,490
PT Gajah Tunggal Tbk, 8.38%, 08/10/2022(a)	200,000	116,669
PT Japfa Comfeed Indonesia Tbk, 5.50%, 03/31/2022(a)	400,000	378,095
SSMS Plantation Holdings Pte. Ltd., 7.75%, 01/23/2023(a)	400,000	232,734
TBG Global Pte. Ltd., 5.25%, 02/10/2022(a)	700,000	679,000
TBLA International Pte. Ltd., 7.00%, 01/24/2023	400,000	308,272

		3,599,509

	Principal Amount	Value
Israel-0.78%
Teva Pharmaceutical Finance Co. B.V.
2.95%, 12/18/2022	$100,000	$95,695
Series 2, 3.65%, 11/10/2021	400,000	391,260
Teva Pharmaceutical Finance IV B.V., 3.65%, 11/10/2021	200,000	194,090
Teva Pharmaceutical Finance Netherlands III B.V., 2.20%, 07/21/2021	750,000	733,725

		1,414,770

Japan-0.24%
SoftBank Group Corp., 5.38%, 07/30/2022(a)	435,000	435,631

Jersey-0.08%
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/2022(a)	200,000	154,600

Kazakhstan-0.33%
Halyk Savings Bank of Kazakhstan JSC, 7.25%, 01/28/2021(a)	400,000	406,760
KazMunayGas National Co. JSC, 3.88%, 04/19/2022(a)	200,000	197,942

		604,702

Macau-0.36%
Studio City Co. Ltd., 7.25%, 11/30/2021(a)	650,000	656,077

Malaysia-0.10%
SD International Sukuk Ltd., 6.30%, 05/09/2022(a)	200,000	189,500

Mauritius Island-0.30%
Neerg Energy Ltd., 6.00%, 02/13/2022(a)	600,000	552,286

Mexico-0.63%
BBVA Bancomer S.A.
6.50%, 03/10/2021(a)	200,000	204,412
6.75%, 09/30/2022(a)	300,000	312,585
Grupo Idesa S.A. de C.V., 7.88%, 12/18/2020(a)	700,000	318,507
Grupo Kaltex S.A. de C.V., 8.88%, 04/11/2022(a)	250,000	150,512
Grupo Posadas S.A.B. de C.V., 7.88%, 06/30/2022(a)	400,000	159,100

		1,145,116

Mongolia-0.83%
Mongolia Government International Bond, 10.88%, 04/06/2021(a)	730,000	720,875
Trade and Development Bank of Mongolia LLC, 9.38%, 05/19/2020(a)	800,000	798,500

		1,519,375

Namibia-0.32%
Namibia International Bonds, 5.50%, 11/03/2021(a)	600,000	581,080

Netherlands-0.24%
Samvardhana Motherson Automotive Systems Group B.V., 4.88%, 12/16/2021(a)	500,000	444,992

New Zealand-0.08%
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.88%, 05/01/2022(a)	150,000	139,058

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
Nigeria-1.02%
Access Bank PLC, 10.50%, 10/19/2021(a)	$550,000	$539,055
Fidelity Bank PLC, 10.50%, 10/16/2022(a)	300,000	294,646
Nigeria Government International Bond
6.75%, 01/28/2021(a)	700,000	665,182
5.63%, 06/27/2022	200,000	176,010
United Bank for Africa PLC, 7.75%, 06/08/2022(a)	200,000	179,000

		1,853,893

Norway-0.23%
Aker BP ASA, 6.00%, 07/01/2022(a)	450,000	428,297

Oman-0.47%
Bank Muscat SAOG, 3.75%, 05/03/2021(a)	200,000	188,456
Oman Government International Bond
3.63%, 06/15/2021(a)	499,000	480,657
3.88%, 03/08/2022(a)	200,000	184,000

		853,113

Pakistan-0.32%
Third Pakistan International Sukuk Co. Ltd. (The), 5.50%, 10/13/2021(a)	617,000	585,607

Panama-0.11%
AES Panama S.R.L., 6.00%, 06/25/2022(a)	200,000	200,502

Paraguay-0.15%
Paraguay Government International Bond, 4.63%, 01/25/2023(a)	270,000	277,425

Peru-0.51%
SAN Miguel Industrias Pet S.A., 4.50%, 09/18/2022(a)	400,000	393,642
Volcan Cia Minera SAA, 5.38%, 02/02/2022(a)	700,000	528,997

		922,639

Russia-4.38%
Alfa Bank AO Via Alfa Bond Issuance PLC, 7.75%, 04/28/2021(a)	800,000	839,768
Borets Finance DAC, 6.50%, 04/07/2022(a)	200,000	190,000
Credit Bank of Moscow Via CBOM Finance PLC
5.88%, 11/07/2021(a)	900,000	912,695
5.55%, 02/14/2023(a)	500,000	503,905
Evraz PLC
8.25%, 01/28/2021(a)	500,000	523,625
6.75%, 01/31/2022(a)	400,000	426,604
GTLK Europe DAC, 5.95%, 07/19/2021(a)	530,000	535,448
Koks OAO Via Koks Finance DAC, 7.50%, 05/04/2022(a)	400,000	375,724
Mobile Telesystems OJSC Via MTS International Funding DAC, 8.63%, 06/22/2020(a)	600,000	607,169
O1 Properties Finance PLC, 8.25%, 09/27/2021(a)	500,000	173,010
Petropavlovsk 2016 Ltd., 8.13%, 11/14/2022(a)	300,000	314,250
Polyus Finance PLC, 4.70%, 03/28/2022(a)	200,000	207,250
Rusal Capital DAC, 5.13%, 02/02/2022(a)	200,000	199,200
Sberbank of Russia Via SB Capital S.A., 5.13%, 10/29/2022(a)	500,000	518,345
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 02/02/2021(a)	500,000	520,070

	Principal Amount	Value
Russia-(continued)
VTB Bank OJSC Via VTB Capital S.A.
6.55%, 10/13/2020(a)	$600,000	$611,948
6.95%, 10/17/2022(a)	500,000	522,733

		7,981,744

Saudi Arabia-0.10%
Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 04/10/2022(a)	200,000	187,831

Senegal-0.32%
Senegal Government International Bond, 8.75%, 05/13/2021(a)	600,000	584,377

Serbia-0.23%
Serbia International Bond, 7.25%, 09/28/2021(a)	400,000	419,896

Singapore-0.87%
Avation Capital S.A., 6.50%, 05/15/2021(a)	700,000	593,075
Marble II Pte. Ltd., 5.30%, 06/20/2022(a)	317,000	291,841
Yanlord Land (HK) Co. Ltd., 5.88%, 01/23/2022(a)	700,000	692,303

		1,577,219

South Africa-2.03%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/2022	200,000	207,219
Eskom Holdings SOC Ltd., 5.75%, 01/26/2021(a)	900,000	808,875
Gold Fields Orogen Holding (BVI) Ltd., 4.88%, 10/07/2020(a)	600,000	598,944
Liquid Telecommunications Financing Plc, 8.50%, 07/13/2022(a)	400,000	346,680
MTN Mauritius Investments Ltd., 5.37%, 02/13/2022(a)	400,000	390,980
Republic of South Africa Government International Bond, 5.88%, 05/30/2022	200,000	205,948
Stillwater Mining Co., 6.13%, 06/27/2022(a)	400,000	394,966
Transnet SOC Ltd., 4.00%, 07/26/2022(a)	400,000	372,253
ZAR Sovereign Capital Fund Pty. Ltd., 3.90%, 06/24/2020(a)	375,000	375,491

		3,701,356

Spain-0.38%
Ajecorp B.V., 6.50%, 05/14/2022(a)	325,000	285,854
Atento Luxco 1 S.A., 6.13%, 08/10/2022(a)	200,000	128,250
Codere Finance 2 (Luxembourg) S.A., 7.63%, 11/01/2021(a)	700,000	270,347

		684,451

Sri Lanka-0.96%
Sri Lanka Government International Bond
6.25%, 10/04/2020(a)	700,000	626,500
6.25%, 07/27/2021(a)	900,000	652,500
5.75%, 01/18/2022(a)	520,000	335,399
5.88%, 07/25/2022(a)	200,000	126,000

		1,740,399

Supranational-0.10%
Eastern & Southern African Trade & Development Bank, 5.38%, 03/14/2022(a)	200,000	184,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
Sweden-0.11%
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/2022	$200,000	$208,500

Turkey-7.35%
Akbank T.A.S., 5.00%, 10/24/2022(a)	500,000	487,012
Global Liman Isletmeleri A.S., 8.13%, 11/14/2021(a)	700,000	364,000
Hazine Mustesarligi Varlik Kiralama A.S.
4.25%, 06/08/2021(a)	900,000	893,025
5.80%, 02/21/2022(a)	400,000	396,626
KT Kira Sertifikalari Varlik Kiralama A.S., 5.14%, 11/02/2021(a)	700,000	687,809
QNB Finansbank A.S., 4.88%, 05/19/2022(a) .	200,000	196,520
T.C. Ziraat Bankasi A.S.
4.75%, 04/29/2021(a)	400,000	399,944
5.13%, 05/03/2022(a)	200,000	195,110
Turkey Government International Bond
7.00%, 06/05/2020	300,000	300,920
5.63%, 03/30/2021	400,000	403,184
5.13%, 03/25/2022	200,000	198,250
6.25%, 09/26/2022	300,000	301,443
Turkiye Garanti Bankasi A.S.
6.25%, 04/20/2021(a)	400,000	407,212
5.25%, 09/13/2022(a)	300,000	296,190
Turkiye Halk Bankasi A.S.
4.75%, 02/11/2021(a)	910,000	886,021
5.00%, 07/13/2021(a)	400,000	386,381
Turkiye Ihracat Kredi Bankasi A.S.
5.38%, 02/08/2021(a)	700,000	702,867
5.00%, 09/23/2021(a)	700,000	699,756
4.25%, 09/18/2022(a)	350,000	334,061
Turkiye Is Bankasi A.S.
5.00%, 06/25/2021(a)	700,000	702,370
5.38%, 10/06/2021(a)	600,000	602,250
5.50%, 04/21/2022(a)	200,000	198,286
6.00%, 10/24/2022(a)	400,000	377,160
Turkiye Sinai Kalkinma Bankasi A.S., 4.88%, 05/18/2021(a)	700,000	691,565
Turkiye Sise ve Cam Fabrikalari A.S., 4.25%, 05/09/2020(a)	600,000	599,792
Turkiye Vakiflar Bankasi T.A.O.
5.50%, 10/27/2021(a)	400,000	397,059
5.63%, 05/30/2022(a)	200,000	196,287
6.00%, 11/01/2022(a)	400,000	375,120
Yapi ve Kredi Bankasi A.S., 5.75%, 02/24/2022(a)	700,000	699,125

		13,375,345

Ukraine-1.40%
Kernel Holding S.A., 8.75%, 01/31/2022(a)	700,000	666,750
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.38%, 07/19/2022(a)	200,000	182,250
Ukraine Government International Bond
7.75%, 09/01/2020(a)	700,000	682,681
7.75%, 09/01/2021(a)	750,000	726,024
7.75%, 09/01/2022(a)	300,000	287,178

		2,544,883

	Principal Amount	Value
United Arab Emirates-0.99%
Alpha Star Holding III Ltd., 6.25%, 04/20/2022(a)	$200,000	$153,938
DAE Funding LLC
4.00%, 08/01/2020(a)	650,000	643,305
5.25%, 11/15/2021(a)	600,000	549,930
4.50%, 08/01/2022(a)	200,000	179,250
EA Partners I B.V., 6.88%, 09/28/2020(a)	650,000	283,418

		1,809,841

United Kingdom-0.39%
Avon International Capital PLC, 6.50%, 08/15/2022(a)	150,000	142,058
Avon International Operations, Inc., 7.88%, 08/15/2022(a)	400,000	392,000
Mclaren Finance PLC, 5.75%, 08/01/2022(a)	200,000	141,860
Valaris PLC, 4.88%, 06/01/2022	215,000	27,853

		703,771

United States-36.92%
24 Hour Fitness Worldwide, Inc., 8.00%, 06/01/2022(a)	150,000	6,750
Acadia Healthcare Co., Inc.
5.13%, 07/01/2022	341,000	329,764
5.63%, 02/15/2023	400,000	385,080
ADT Security Corp. (The)
6.25%, 10/15/2021	419,000	432,806
3.50%, 07/15/2022	200,000	196,250
Advanced Micro Devices, Inc., 7.50%, 08/15/2022	150,000	164,933
AES Corp. (The), 4.00%, 03/15/2021	400,000	402,260
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 02/15/2023(a)	500,000	493,125
Ally Financial, Inc., 7.50%, 09/15/2020	520,000	527,800
AMC Networks, Inc., 4.75%, 12/15/2022	442,000	439,547
American Axle & Manufacturing, Inc., 6.63%, 10/15/2022	186,000	156,621
Anixter, Inc., 5.13%, 10/01/2021	451,000	461,035
Antero Resources Corp., 5.38%, 11/01/2021(d)	600,000	539,355
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 09/15/2022(a)	500,000	505,775
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/2022(a)	200,000	165,250
Ashland LLC, 4.75%, 08/15/2022	200,000	210,044
Ball Corp., 5.00%, 03/15/2022	200,000	210,390
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/2022(a)	400,000	341,780
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	586,000	498,364
Carpenter Technology Corp., 5.20%, 07/15/2021	200,000	202,340
Century Aluminum Co., 7.50%, 06/01/2021(a)	500,000	457,375
CenturyLink, Inc.
Series S, 6.45%, 06/15/2021	666,000	685,780
Series T, 5.80%, 03/15/2022	200,000	205,678

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
United States-(continued)
CIT Group, Inc.
4.13%, 03/09/2021	$400,000	$394,820
5.00%, 08/15/2022	420,000	416,325
CITGO Petroleum Corp., 6.25%, 08/15/2022(a)	200,000	192,750
Clearwater Paper Corp., 4.50%, 02/01/2023(d)	200,000	195,750
CNX Resources Corp., 5.88%, 04/15/2022	350,000	346,500
Cogent Communications Group, Inc., 5.38%, 03/01/2022(a)	215,000	219,397
CommScope, Inc., 5.00%, 06/15/2021(a)	28,000	27,783
Consolidated Communications, Inc., 6.50%, 10/01/2022(d)	295,000	266,606
Continental Resources, Inc., 5.00%, 09/15/2022	308,000	292,600
CoreCivic, Inc., 5.00%, 10/15/2022	400,000	387,180
CPG Merger Sub LLC, 8.00%, 10/01/2021(a)	400,000	392,220
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/2023	273,000	281,586
CSC Holdings LLC
6.75%, 11/15/2021	514,000	539,016
5.88%, 09/15/2022	350,000	365,995
CSI Compressco L.P./CSI Compressco Finance, Inc., 7.25%, 08/15/2022	200,000	65,500
DBP Holding Corp., 7.75%, 10/15/2020, (Acquired 03/09/2018; Cost $66,397)(a)(b)(c)(e)	100,000	738
DCP Midstream Operating L.P.
4.75%, 09/30/2021(a)	400,000	380,260
4.95%, 04/01/2022	200,000	183,410
Dell International LLC/EMC Corp., 5.88%, 06/15/2021(a)	388,000	389,222
Dell, Inc., 4.63%, 04/01/2021(d)	464,000	471,424
Delta Air Lines, Inc., 3.40%, 04/19/2021	500,000	479,865
Denbury Resources, Inc.
9.00%, 05/15/2021(a)	535,000	99,323
9.25%, 03/31/2022(a)	200,000	37,410
DISH DBS Corp.
5.13%, 05/01/2020	525,000	525,000
6.75%, 06/01/2021	500,000	500,275
5.88%, 07/15/2022	287,000	289,023
DPL, Inc., 7.25%, 10/15/2021	494,000	500,916
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/2021(a)	300,000	269,910
Edgewell Personal Care Co.
4.70%, 05/19/2021	600,000	606,570
4.70%, 05/24/2022	200,000	204,178
EMC Corp., 2.65%, 06/01/2020	149,000	148,724
Energen Corp., 4.63%, 09/01/2021	525,000	495,257
Enerpac Tool Group Corp., 5.63%, 06/15/2022	445,000	414,985
Ferrellgas L.P./Ferrellgas Finance Corp.
6.50%, 05/01/2021	500,000	403,625
6.75%, 01/15/2022(d)	600,000	482,796
Forum Energy Technologies, Inc., 6.25%, 10/01/2021	525,000	171,806
Freeport-McMoRan, Inc., 3.55%, 03/01/2022	312,000	315,791
Frontier Communications Corp., 8.75%, 04/15/2022	250,000	69,188

	Principal Amount	Value
United States-(continued)
FTS International, Inc., 6.25%, 05/01/2022	$200,000	$51,500
GameStop Corp., 6.75%, 03/15/2021(a)	715,000	565,744
Genworth Holdings, Inc.
7.20%, 02/15/2021	511,000	479,893
7.63%, 09/24/2021	650,000	621,172
Goodman Networks, Inc., 8.00%, 05/11/2022(f)	98,659	42,423
Goodyear Tire & Rubber Co. (The), 8.75%, 08/15/2020	681,000	688,457
Graphic Packaging International LLC
4.75%, 04/15/2021	375,000	379,331
4.88%, 11/15/2022	255,000	259,348
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/2022	400,000	410,864
Guitar Center, Inc.
9.50%, 10/15/2021(a)	800,000	556,520
8.00% PIK Rate, 5.00% Cash Rate, 13.00%, 04/15/2022(a)(g)	467,840	212,867
Harland Clarke Holdings Corp., 9.25%, 03/01/2021(a)	500,000	506,430
HC2 Holdings, Inc., 11.50%, 12/01/2021(a)	334,000	292,667
Hertz Corp. (The)
7.63%, 06/01/2022(a)	74,000	28,583
6.25%, 10/15/2022(d)	398,000	93,033
HighPoint Operating Corp., 7.00%, 10/15/2022	400,000	114,820
Hornbeck Offshore Services, Inc. 5.00%, 03/01/2021	700,000	38,500
Second Lien Term Loan, 9.50%, 02/07/2025	589,900	210,889
Howmet Aerospace, Inc.
5.40%, 04/15/2021	362,000	369,575
5.87%, 02/23/2022	440,000	449,045
Hughes Satellite Systems Corp., 7.63%, 06/15/2021	400,000	417,216
Huntsman International LLC, 5.13%, 11/15/2022	497,000	502,144
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 02/01/2022	400,000	405,780
Immucor, Inc., 11.13%, 02/15/2022(a)	500,000	453,525
Infor (US), Inc., 6.50%, 05/15/2022	404,000	406,161
Ingram Micro, Inc., 5.00%, 08/10/2022	200,000	187,370
International Game Technology PLC, 6.25%, 02/15/2022(a)	400,000	392,030
iStar, Inc., 5.25%, 09/15/2022	500,000	456,025
JBS Investments GmbH, 6.25%, 02/05/2023(a)	250,000	249,640
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/2022(a)	500,000	483,125
KB Home
7.00%, 12/15/2021	400,000	416,900
7.50%, 09/15/2022	359,000	386,661
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/2021(a)	500,000	500,000
Kraft Heinz Foods Co., 3.38%, 06/15/2021	150,000	152,213
Kraft Heinz Foods Co. (The)
3.50%, 06/06/2022	398,000	409,263
3.50%, 07/15/2022	340,000	347,828

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
United States-(continued)
L Brands, Inc.
6.63%, 04/01/2021	$477,000	$436,336
5.63%, 02/15/2022	400,000	351,220
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp., 5.88%, 08/01/2021(a)	465,000	414,896
Leidos Holdings, Inc., 4.45%, 12/01/2020	523,000	526,792
Lennar Corp.
2.95%, 11/29/2020	158,000	158,553
8.38%, 01/15/2021	500,000	516,125
4.75%, 04/01/2021	500,000	505,075
6.25%, 12/15/2021	525,000	544,556
4.13%, 01/15/2022	500,000	504,205
4.75%, 11/15/2022	400,000	409,780
Mack-Cali Realty L.P., 4.50%, 04/18/2022	200,000	170,795
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 7.25%, 02/15/2021	650,000	264,712
Meritage Homes Corp., 7.00%, 04/01/2022	200,000	205,410
MGM Resorts International, 7.75%, 03/15/2022	594,000	606,854
Microchip Technology, Inc., 3.92%, 06/01/2021	360,000	366,080
Molina Healthcare, Inc., 5.38%, 11/15/2022	400,000	415,280
Murphy Oil Corp., 4.00%, 06/01/2022	200,000	161,250
Navient Corp.
5.00%, 10/26/2020	698,000	686,441
5.88%, 03/25/2021	500,000	494,075
6.63%, 07/26/2021	548,000	548,329
7.25%, 01/25/2022	500,000	492,225
6.50%, 06/15/2022	200,000	194,750
Navios Maritime Acquisition Corp./Navios
Acquisition Finance US, Inc., 8.13%, 11/15/2021(a)	650,000	426,172
NCR Corp., 5.00%, 07/15/2022	200,000	200,130
Netflix, Inc.
5.38%, 02/01/2021	500,000	511,550
5.50%, 02/15/2022	500,000	523,125
New Home Co., Inc. (The), 7.25%, 04/01/2022	393,000	344,681
Newell Brands, Inc.
4.70%, 08/15/2020	350,000	352,187
4.00%, 06/15/2022	400,000	404,500
NGPL PipeCo. LLC, 4.38%, 08/15/2022(a)	440,000	441,694
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/2020	630,000	625,653
5.00%, 04/15/2022(a)	200,000	197,912
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/01/2022(a)	500,000	51,875
NortonLifeLock, Inc.
4.20%, 09/15/2020	515,000	517,575
3.95%, 06/15/2022	200,000	204,820
NuStar Logistics L.P.
4.80%, 09/01/2020	500,000	493,600
6.75%, 02/01/2021	400,000	388,900
4.75%, 02/01/2022	662,000	620,327
Oasis Petroleum, Inc., 6.88%, 03/15/2022	200,000	30,750
Omnimax International, Inc., 12.00%, 08/15/2020(a)	400,000	298,880

	Principal Amount	Value
United States-(continued)
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 6.63%, 05/15/2022(a)	$46,000	$42,148
Owens-Brockway Glass Container, Inc., 5.00%, 01/15/2022(a)	500,000	507,225
Peabody Energy Corp., 6.00%, 03/31/2022(a)	200,000	149,250
Penske Automotive Group, Inc., 3.75%, 08/15/2020	454,000	453,296
PetroQuest Energy, Inc., 10.00%, 02/15/2024(g)	23,509	18,582
PulteGroup, Inc., 4.25%, 03/01/2021	500,000	510,400
Pyxus International, Inc.
8.50%, 04/15/2021(a)	500,000	448,850
9.88%, 07/15/2021	500,000	95,000
QEP Resources, Inc.
6.88%, 03/01/2021	550,000	267,987
5.38%, 10/01/2022	400,000	140,820
QVC, Inc., 5.13%, 07/02/2022	180,000	177,750
Qwest Corp., 6.75%, 12/01/2021	500,000	523,398
Range Resources Corp., 5.00%, 08/15/2022(d)	200,000	185,250
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 12/01/2021(a)	400,000	338,260
Revlon Consumer Products Corp., 5.75%, 02/15/2021(d)	636,000	289,793
Scientific Games International, Inc., 6.63%, 05/15/2021	556,000	501,651
Sirius XM Radio, Inc., 3.88%, 08/01/2022(a)	200,000	202,500
SM Energy Co., 6.13%, 11/15/2022	400,000	162,820
Springleaf Finance Corp.
8.25%, 12/15/2020	500,000	501,550
7.75%, 10/01/2021	480,000	479,784
6.13%, 05/15/2022	200,000	198,750
Sprint Communications, Inc.
7.00%, 08/15/2020	606,000	613,060
11.50%, 11/15/2021	600,000	671,730
6.00%, 11/15/2022	400,000	424,824
Sprint Corp., 7.25%, 09/15/2021	650,000	684,645
Starwood Property Trust, Inc.
3.63%, 02/01/2021	725,000	686,756
5.00%, 12/15/2021	500,000	470,325
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 08/15/2022	500,000	123,525
Sunoco L.P./Sunoco Finance Corp., 4.88%, 01/15/2023	500,000	488,650
TEGNA, Inc., 4.88%, 09/15/2021(a)	500,000	497,800
Tenet Healthcare Corp., 8.13%, 04/01/2022	170,000	172,083
T-Mobile USA, Inc., 4.00%, 04/15/2022	402,000	413,557
Toll Brothers Finance Corp., 5.88%, 02/15/2022	450,000	465,750
TRI Pointe Group, Inc., 4.88%, 07/01/2021	400,000	394,900
Triumph Group, Inc., 5.25%, 06/01/2022	400,000	311,820
TRU Taj LLC, 08/15/2021(e)	48,000	13,169
Tupperware Brands Corp., 4.75%, 06/01/2021	200,000	81,000
Unit Corp., 6.63%, 05/15/2021	300,000	19,305

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount	Value
United States-(continued)
United Airlines Holdings, Inc.
6.00%, 12/01/2020(d)	$564,000	$539,889
4.25%, 10/01/2022	400,000	332,740
Urban One, Inc., 7.38%, 04/15/2022(a)	200,000	170,910
Vericast Corp., 8.38%, 08/15/2022(a)	350,000	253,033
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/2021(a)	500,000	413,625
W. R. Grace & Co.-Conn., 5.13%, 10/01/2021(a)	500,000	505,325
WESCO Distribution, Inc., 5.38%, 12/15/2021	399,000	394,830
Whiting Petroleum Corp., 5.75%, 03/15/2021(b)(c)	500,000	52,825
Wyndham Destinations, Inc.
5.63%, 03/01/2021	538,000	519,035
4.25%, 03/01/2022	200,000	190,250
Xerox Corp.
3.50%, 08/20/2020	480,000	483,456
2.75%, 09/01/2020	500,000	503,600
4.50%, 05/15/2021	500,000	503,625
4.07%, 03/17/2022	200,000	200,910
XPO Logistics, Inc., 6.50%, 06/15/2022(a)	150,000	151,268
Yum! Brands, Inc.
3.88%, 11/01/2020	680,000	684,896
3.75%, 11/01/2021	600,000	605,850

		67,221,468

Zambia-0.20%
First Quantum Minerals Ltd., 7.25%, 05/15/2022(a)	200,000	188,110
Zambia Government International Bond, 5.38%, 09/20/2022(a)	500,000	171,682

		359,792

Total U.S. Dollar Denominated Bonds & Notes (Cost $197,679,918)		174,701,146

	Shares
Common Stocks & Other Equity Interests-0.22%
United States-0.22%
American Energy- Permian Basin LLC, Wts.,expiring 10/16/2024(e)(h)	500	0
Goodman Networks, Inc.(e)(f)(h)	6,207	0

Investment Abbreviations:

DAC-Designated Activity Co.

Pfd.-Preferred

PIK-Pay-in-Kind

Wts.-Warrants

	Shares	Value
United States-(continued)
Guitar Center Holdings, Inc., Wts., expiring 04/16/2025(e)(h)	1,189	$0
Hexion Holdings Corp., Class B(h)	22,970	194,096
PetroQuest Energy, Inc.(h)	2,367	1,243
PHI Group, Inc.(e)(h)	23,470	146,921
Premier Brands Group Holdings LLC(h)(i)	3,222	30,609
Premier Brands Group Holdings LLC, Wts., expiring 03/21/2024(h)(i)	10,096	2,272
Remington Outdoor Co., Inc.(h)	4,449	2,224
Remington Outdoor Co., Inc., Wts., expiring 06/30/2022(e)(h)	4,487	0
TRU Taj LLC/TRU Taj Finance, Inc.(e)(h)	2,156	30,055

Total Common Stocks & Other Equity Interests (Cost $641,938)		407,420

Preferred Stocks-0.00%
Goodman Networks, Inc., Series A-1, Pfd., 0.00%(e)(f) (Cost $0)	7,385	0

Money Market Funds-2.50%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.21%(j)(k) (Cost $4,548,814)	4,548,814	4,548,814

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.66% (Cost $202,870,670)		179,657,380

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.08%
Invesco Private Government Fund, 0.01%(j)(l)(m) (Cost $1,956,881)	1,956,881	1,956,881

TOTAL INVESTMENTS IN SECURITIES-99.74% (Cost $204,827,551)		181,614,261
OTHER ASSETS LESS LIABILITIES-0.26%		478,939

NET ASSETS-100.00%		$182,093,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $112,193,467, which represented 61.61% of the Fund’s Net Assets.

(b)	The borrower has filed for protection in federal bankruptcy court.
(c)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30, 2020 was $79,563, which represented less than 1% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at April 30, 2020.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)	Acquired as part of the Goodman Networks, Inc. reorganization.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Non-income producing security.
(i)	Acquired as part of the Nine West Holding, Inc. reorganization.
(j)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco, Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$13,626,659	$46,137,293	$(55,215,138)	$-	$-	$4,548,814	$36,629
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	3,425,847	13,367,964	(16,793,811)	-	-	-	20,072
Invesco Liquid Assets Portfolio, Institutional Class*	1,141,882	4,648,317	(5,789,390)	(64)	(745)	-	7,829
Invesco Private Government Fund	-	4,364,936	(2,408,055)	-	-	1,956,881	1

Total	$18,194,388	$68,518,510	$(80,206,394)	$(64)	$(745)	$6,505,695	$64,531

*   At April 30, 2020, this security was no longer held.

(k)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.
(l)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2020

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets)
as of April 30, 2020

Financials	22.05

Sovereign Debt	9.80

Energy	9.42

Consumer Discretionary	9.21

Communication Services	8.81

Materials	7.79

Industrials	7.71

Real Estate	7.44

Information Technology	4.29

Utilities	3.81

Consumer Staples	3.34

Health Care	2.49

Money Market Funds Plus Other Assets Less Liabilities	3.84

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco International Corporate Bond ETF (PICB)

April 30, 2020

(Unaudited)

Schedule of Investments

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-98.77%(a)
Australia-1.21%
APT Pipelines Ltd., 3.50%, 03/22/2030(b)	GBP	200,000	$267,441
Australia & New Zealand Banking Group Ltd., 0.75%, 09/29/2026(b)	EUR	100,000	110,764
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP	250,000	450,460
National Australia Bank Ltd.
1.25%, 05/18/2026(b)	EUR	100,000	114,794
1.38%, 08/30/2028(b)	EUR	200,000	231,229
Telstra Corp. Ltd., 2.50%, 09/15/2023	EUR	150,000	175,676

			1,350,364

Belgium-2.96%
Anheuser-Busch InBev Finance, Inc., 2.60%, 05/15/2024	CAD	400,000	293,096
Anheuser-Busch InBev S.A./N.V.
0.88%, 03/17/2022(b)	EUR	200,000	221,024
0.80%, 04/20/2023(b)	EUR	100,000	110,984
1.50%, 03/17/2025(b)	EUR	300,000	345,027
4.00%, 09/24/2025(b)	GBP	100,000	141,464
2.70%, 03/31/2026(b)	EUR	100,000	122,968
1.15%, 01/22/2027(b)	EUR	200,000	224,389
1.13%, 07/01/2027(b)	EUR	100,000	111,680
2.00%, 03/17/2028(b)	EUR	300,000	356,762
2.25%, 05/24/2029(b)	GBP	200,000	255,840
1.50%, 04/18/2030(b)	EUR	200,000	225,299
2.75%, 03/17/2036(b)	EUR	300,000	357,635
2.85%, 05/25/2037(b)	GBP	250,000	328,380
KBC Group N.V., 0.75%, 03/01/2022(b)	EUR	200,000	219,399

			3,313,947

Canada-16.26%
Bank of Montreal
2.12%, 03/16/2022	CAD	450,000	329,192
2.27%, 07/11/2022	CAD	650,000	477,667
2.89%, 06/20/2023	CAD	800,000	604,272
2.85%, 03/06/2024	CAD	200,000	152,013
2.28%, 07/29/2024	CAD	500,000	366,669
2.37%, 02/03/2025	CAD	450,000	330,773
3.19%, 03/01/2028	CAD	900,000	720,376
Bank of Nova Scotia (The)
2.98%, 04/17/2023	CAD	700,000	528,804
2.38%, 05/01/2023	CAD	800,000	588,087
2.29%, 06/28/2024	CAD	650,000	484,574
2.49%, 09/23/2024	CAD	450,000	332,189
2.16%, 02/03/2025	CAD	500,000	364,095
2.62%, 12/02/2026	CAD	400,000	306,707
Bell Canada, Inc.
3.35%, 03/22/2023	CAD	300,000	227,062
2.70%, 02/27/2024	CAD	300,000	222,738
3.80%, 08/21/2028	CAD	300,000	240,732
Canadian Imperial Bank of Commerce
2.04%, 03/21/2022	CAD	450,000	329,416
2.30%, 07/11/2022	CAD	600,000	441,696
2.47%, 12/05/2022	CAD	400,000	296,996
3.29%, 01/15/2024	CAD	400,000	303,233

	Principal Amount		Value
Canada-(continued)
2.35%, 08/28/2024	CAD	600,000	$440,439
3.30%, 05/26/2025	CAD	550,000	432,175
Canadian Natural Resources Ltd., 3.31%, 02/11/2022	CAD	300,000	215,956
Enbridge, Inc., 2.99%, 10/03/2029	CAD	300,000	209,314
Federation des Caisses Desjardins du Quebec, 2.42%, 10/04/2024	CAD	300,000	220,665
HSBC Bank Canada
2.91%, 09/29/2021	CAD	300,000	219,956
2.17%, 06/29/2022	CAD	300,000	218,394
3.25%, 09/15/2023	CAD	500,000	375,899
National Bank of Canada
2.98%, 03/04/2024	CAD	300,000	225,198
2.55%, 07/12/2024	CAD	300,000	222,148
Rogers Communications, Inc., 3.25%, 05/01/2029	CAD	300,000	232,466
Royal Bank of Canada
2.36%, 12/05/2022	CAD	700,000	517,651
2.95%, 05/01/2023	CAD	600,000	452,997
3.30%, 09/26/2023	CAD	600,000	460,436
2.33%, 12/05/2023	CAD	400,000	297,966
2.35%, 07/02/2024	CAD	600,000	441,640
2.61%, 11/01/2024	CAD	600,000	446,915
2.33%, 01/28/2027	CAD	650,000	476,665
Shaw Communications, Inc., 6.75%, 11/09/2039	CAD	500,000	483,851
Suncor Energy, Inc., 5.00%, 04/09/2030	CAD	400,000	305,673
TELUS Corp.
2.35%, 03/28/2022	CAD	300,000	219,265
3.35%, 04/01/2024	CAD	350,000	265,851
Series CY, 3.30%, 05/02/2029	CAD	300,000	232,410
Toronto-Dominion Bank (The)
1.91%, 07/18/2023	CAD	650,000	477,732
2.85%, 03/08/2024	CAD	600,000	450,085
3.23%, 07/24/2024	CAD	750,000	580,005
2.50%, 12/02/2024	CAD	500,000	370,060
1.94%, 03/13/2025	CAD	500,000	361,536
TransCanada PipeLines Ltd.
3.80%, 04/05/2027	CAD	600,000	459,472
4.34%, 10/15/2049	CAD	300,000	224,827

			18,184,938

China-0.22%
Industrial & Commercial Bank of China Ltd., 1.50%, 07/31/2022(b)	GBP	200,000	250,798

Denmark-1.27%
Carlsberg Breweries A/S, 2.50%, 05/28/2024(b)	EUR	100,000	117,040
Danske Bank A/S
1.38%, 05/24/2022(b)	EUR	200,000	219,470
0.88%, 05/22/2023(b)	EUR	200,000	216,112
0.75%, 06/02/2023(b)	EUR	200,000	221,269
Orsted A/S
4.88%, 01/12/2032(b)	GBP	200,000	337,187
5.75%, 04/09/2040(b)	GBP	150,000	310,510

			1,421,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2020

(Unaudited)

	Principal Amount		Value
Finland-0.56%
Fortum OYJ, 2.25%, 09/06/2022(b)	EUR	150,000	$170,741
Nordea Bank Abp
1.00%, 02/22/2023(b)	EUR	200,000	223,694
1.13%, 02/12/2025(b)	EUR	200,000	227,273

			621,708

France-17.64%
Air Liquide Finance S.A., 1.25%, 06/13/2028(b)	EUR	200,000	237,939
Auchan Holding S.A., 2.38%, 04/25/2025(b)	EUR	100,000	110,748
Autoroutes du Sud de la France S.A., 1.25%, 01/18/2027(b)	EUR	200,000	227,868
Banque Federative du Credit Mutuel S.A.
0.50%, 11/16/2022(b)	EUR	200,000	220,190
0.75%, 06/15/2023(b)	EUR	200,000	221,937
2.63%, 03/18/2024(b)	EUR	200,000	237,795
3.00%, 05/21/2024(b)	EUR	400,000	464,003
1.25%, 01/14/2025(b)	EUR	300,000	341,451
3.00%, 09/11/2025(b)	EUR	100,000	117,527
2.38%, 03/24/2026(b)	EUR	100,000	113,780
1.25%, 05/26/2027(b)	EUR	200,000	230,887
0.75%, 01/17/2030(b)	EUR	100,000	105,841
BNP Paribas S.A.
2.88%, 09/26/2023(b)	EUR	200,000	238,202
1.13%, 10/10/2023(b)	EUR	100,000	111,024
2.38%, 05/20/2024(b)	EUR	200,000	237,359
2.38%, 02/17/2025(b)	EUR	200,000	230,638
1.50%, 11/17/2025(b)	EUR	200,000	226,565
3.38%, 01/23/2026(b)	GBP	300,000	403,592
1.63%, 02/23/2026(b)	EUR	100,000	117,951
1.13%, 06/11/2026(b)	EUR	200,000	221,482
0.13%, 09/04/2026(b)	EUR	100,000	104,099
1.50%, 05/25/2028(b)	EUR	100,000	119,700
BPCE S.A.
1.13%, 01/18/2023(b)	EUR	100,000	110,485
4.63%, 07/18/2023(b)	EUR	200,000	242,295
0.88%, 01/31/2024(b)	EUR	200,000	219,342
1.00%, 07/15/2024(b)	EUR	100,000	112,392
0.63%, 09/26/2024(b)	EUR	200,000	216,515
0.25%, 01/15/2026(b)	EUR	200,000	215,713
1.00%, 10/05/2028(b)	EUR	200,000	226,717
5.25%, 04/16/2029(b)	GBP	200,000	300,581
Capgemini SE, 2.50%, 07/01/2023(b)	EUR	100,000	114,844
Carrefour S.A., 1.75%, 07/15/2022(b)	EUR	200,000	223,640
Cie de Saint-Gobain, 1.88%, 03/15/2031(b)	EUR	100,000	110,048
Cie Generale des Etablissements Michelin S.C.A., 1.75%, 09/03/2030(b)	EUR	100,000	115,934
CNP Assurances, 1.88%, 10/20/2022(b) .	EUR	100,000	111,562
Coentreprise de Transport d’Electricite S.A.
1.50%, 07/29/2028(b)	EUR	200,000	233,894
2.13%, 07/29/2032(b)	EUR	200,000	245,691
Credit Agricole S.A.
2.38%, 05/20/2024(b)	EUR	200,000	237,390
1.00%, 09/16/2024(b)	EUR	100,000	112,837
1.38%, 03/13/2025(b)	EUR	100,000	112,526
2.70%, 07/15/2025	EUR	100,000	115,357

	Principal Amount		Value
France-(continued)
3.13%, 02/05/2026(b)	EUR	200,000	$253,060
1.25%, 04/14/2026(b)	EUR	200,000	230,550
1.88%, 12/20/2026(b)	EUR	200,000	231,645
2.63%, 03/17/2027(b)	EUR	500,000	596,820
1.38%, 05/03/2027(b)	EUR	300,000	350,525
1.75%, 03/05/2029(b)	EUR	300,000	346,969
2.00%, 03/25/2029(b)	EUR	100,000	115,050
Danone S.A.
0.71%, 11/03/2024(b)	EUR	100,000	113,017
1.21%, 11/03/2028(b)	EUR	200,000	239,328
Dassault Systemes SE, 0.38%, 09/16/2029(b)	EUR	200,000	213,156
ENGIE S.A.
2.38%, 05/19/2026(b)	EUR	200,000	245,074
7.00%, 10/30/2028	GBP	100,000	183,063
5.00%, 10/01/2060(b)	GBP	300,000	747,072
EssilorLuxottica S.A., 0.38%, 11/27/2027(b)	EUR	200,000	218,124
Holding d’Infrastructures de Transport S.A.S.U., 4.88%, 10/27/2021(b)	EUR	200,000	230,970
HSBC France S.A.
0.60%, 03/20/2023(b)	EUR	200,000	221,166
0.25%, 05/17/2024(b)	EUR	100,000	109,072
0.10%, 09/03/2027(b)	EUR	100,000	105,673
LVMH Moet Hennessy Louis Vuitton SE
0.75%, 05/26/2024(b)	EUR	200,000	223,619
1.13%, 02/11/2027(b)	GBP	300,000	370,631
0.13%, 02/11/2028(b)	EUR	200,000	215,736
0.38%, 02/11/2031(b)	EUR	200,000	216,080
Orange S.A.
1.38%, 03/20/2028(b)	EUR	100,000	117,672
8.13%, 11/20/2028(b)	GBP	200,000	381,958
2.00%, 01/15/2029(b)	EUR	100,000	123,651
1.38%, 01/16/2030(b)	EUR	100,000	117,967
1.88%, 09/12/2030(b)	EUR	100,000	123,648
3.25%, 01/15/2032(b)	GBP	200,000	287,930
0.50%, 09/04/2032(b)	EUR	100,000	106,870
8.13%, 01/28/2033	EUR	200,000	399,948
5.63%, 01/23/2034	GBP	150,000	272,646
5.38%, 11/22/2050(b)	GBP	100,000	220,329
RTE Reseau de Transport d’Electricite, 1.63%, 11/27/2025(b)	EUR	100,000	117,374
Sanofi
1.75%, 09/10/2026(b)	EUR	200,000	242,666
0.50%, 01/13/2027(b)	EUR	100,000	112,863
Series 12 FX, 1.38%, 03/21/2030(b)	EUR	200,000	244,564
Series 20FX, 1.88%, 03/21/2038(b)	EUR	100,000	130,339
Series 8FXD, 1.00%, 03/21/2026(b)	EUR	100,000	116,098
Societe Generale S.A.
1.00%, 04/01/2022(b)	EUR	100,000	109,860
0.75%, 05/26/2023(b)	EUR	100,000	110,876
1.25%, 02/15/2024(b)	EUR	200,000	221,131
1.13%, 01/23/2025(b)	EUR	200,000	219,588
2.63%, 02/27/2025(b)	EUR	100,000	115,762
0.13%, 02/24/2026(b)	EUR	200,000	214,919
0.75%, 01/25/2027(b)	EUR	200,000	211,353
2.13%, 09/27/2028(b)	EUR	100,000	116,132
Total Capital Canada Ltd., 2.13%, 09/18/2029(b)	EUR	200,000	245,717

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2020

(Unaudited)

	Principal
	Amount		Value
France-(continued)
Total Capital International S.A.
1.49%, 04/08/2027(b)	EUR	100,000	$115,925
0.75%, 07/12/2028(b)	EUR	200,000	220,822
1.99%, 04/08/2032(b)	EUR	200,000	244,858
Veolia Environnement S.A., 6.13%, 10/29/2037	GBP	150,000	307,984
Vinci S.A., 1.75%, 09/26/2030(b)	EUR	100,000	118,610
Westfield America Management Ltd., 2.63%, 03/30/2029(b)	GBP	200,000	243,695

			19,728,496

Germany-12.37%
Allianz Finance II B.V., Series 62, 4.50%, 03/13/2043(b)	GBP	200,000	402,883
Bayer Capital Corp. B.V.
0.63%, 12/15/2022(b)	EUR	100,000	109,937
1.50%, 06/26/2026(b)	EUR	200,000	228,020
2.13%, 12/15/2029(b)	EUR	200,000	238,375
BMW Finance N.V.
0.38%, 07/10/2023(b)	EUR	200,000	216,799
1.00%, 11/14/2024(b)	EUR	100,000	110,680
1.50%, 02/06/2029(b)	EUR	150,000	171,731
BMW US Capital LLC, 0.63%, 04/20/2022(b)	EUR	200,000	218,518
Commerzbank AG
0.50%, 08/28/2023(b)	EUR	200,000	217,658
0.50%, 09/13/2023(b)	EUR	100,000	105,781
0.63%, 08/28/2024(b)	EUR	100,000	108,832
Daimler AG
1.40%, 01/12/2024(b)	EUR	100,000	110,876
0.85%, 02/28/2025(b)	EUR	200,000	215,400
1.50%, 03/09/2026(b)	EUR	100,000	111,546
1.38%, 05/11/2028(b)	EUR	200,000	219,492
1.50%, 07/03/2029(b)	EUR	200,000	218,966
1.13%, 11/06/2031(b)	EUR	100,000	104,117
2.13%, 07/03/2037(b)	EUR	200,000	229,469
Daimler International Finance B.V.
0.25%, 11/06/2023(b)	EUR	200,000	212,183
0.88%, 04/09/2024(b)	EUR	100,000	108,088
1.00%, 11/11/2025(b)	EUR	200,000	217,663
1.38%, 06/26/2026(b)	EUR	100,000	110,205
0.63%, 05/06/2027(b)	EUR	125,000	130,192
Deutsche Bahn Finance GmbH, 1.13%, 12/18/2028(b)	EUR	100,000	117,884
Deutsche Bank AG
1.25%, 09/08/2021(b)	EUR	200,000	215,158
1.50%, 01/20/2022(b)	EUR	100,000	107,454
2.38%, 01/11/2023(b)	EUR	100,000	109,213
1.13%, 08/30/2023(b)	EUR	300,000	330,358
3.88%, 02/12/2024(b)	GBP	200,000	254,828
2.63%, 12/16/2024(b)	GBP	200,000	242,399
Deutsche Telekom AG
0.50%, 07/05/2027(b)	EUR	150,000	164,354
1.75%, 03/25/2031(b)	EUR	100,000	118,987
Deutsche Telekom International Finance B.V.
0.63%, 04/03/2023(b)	EUR	150,000	166,324
0.88%, 01/30/2024(b)	EUR	150,000	168,422
1.38%, 12/01/2025(b)	EUR	100,000	116,155

	Principal
	Amount		Value
Germany-(continued)
1.38%, 01/30/2027(b)	EUR	100,000	$116,145
1.50%, 04/03/2028(b)	EUR	200,000	233,674
2.00%, 12/01/2029(b)	EUR	100,000	121,634
E.ON International Finance B.V.
6.38%, 06/07/2032	GBP	300,000	556,772
5.88%, 10/30/2037(b)	GBP	250,000	486,317
6.75%, 01/27/2039	GBP	200,000	429,736
HeidelbergCement AG, 1.50%, 02/07/2025(b)	EUR	100,000	108,635
HeidelbergCement Finance Luxembourg S.A., 1.63%, 04/07/2026(b)	EUR	100,000	108,510
Henkel AG& Co. KGaA, 1.00%, 09/30/2022(b)	GBP	200,000	252,271
innogy Finance B.V.
6.25%, 06/03/2030(b)	GBP	200,000	352,989
4.75%, 01/31/2034(b)	GBP	200,000	332,674
6.13%, 07/06/2039(b)	GBP	300,000	610,405
SAP SE
1.75%, 02/22/2027(b)	EUR	100,000	120,700
1.25%, 03/10/2028(b)	EUR	100,000	118,278
1.63%, 03/10/2031(b)	EUR	200,000	246,604
Siemens Financieringsmaatschappij N.V.
2.88%, 03/10/2028(b)	EUR	200,000	261,555
0.13%, 09/05/2029(b)	EUR	200,000	212,014
0.50%, 09/05/2034(b)	EUR	100,000	106,325
3.75%, 09/10/2042(b)	GBP	200,000	358,295
Volkswagen Financial Services AG, 1.50%, 10/01/2024(b)	EUR	100,000	109,515
Volkswagen Financial Services N.V.
1.50%, 04/12/2021(b)	GBP	100,000	125,361
1.88%, 09/07/2021(b)	GBP	200,000	250,704
Volkswagen International Finance N.V.
0.88%, 01/16/2023(b)	EUR	200,000	217,296
1.13%, 10/02/2023(b)	EUR	200,000	218,909
1.88%, 03/30/2027(b)	EUR	200,000	225,441
1.63%, 01/16/2030(b)	EUR	250,000	280,926
Volkswagen Leasing GmbH
2.38%, 09/06/2022(b)	EUR	100,000	112,437
2.63%, 01/15/2024(b)	EUR	100,000	114,884
1.13%, 04/04/2024(b)	EUR	100,000	108,431
1.38%, 01/20/2025(b)	EUR	100,000	108,683
Vonovia Finance B.V.
2.25%, 12/15/2023(b)	EUR	100,000	115,606
1.25%, 12/06/2024(b)	EUR	100,000	112,417
Wintershall Dea Finance B.V.
0.84%, 09/25/2025(b)	EUR	200,000	195,458
1.82%, 09/25/2031(b)	EUR	200,000	181,420

			13,839,968

Italy-4.59%
Assicurazioni Generali S.p.A.
5.13%, 09/16/2024(b)	EUR	200,000	257,296
4.13%, 05/04/2026(b)	EUR	100,000	119,246
Enel Finance International N.V.
5.63%, 08/14/2024(b)	GBP	200,000	291,745
1.00%, 09/16/2024(b)	EUR	100,000	111,719
1.97%, 01/27/2025(b)	EUR	200,000	233,143
1.50%, 07/21/2025(b)	EUR	100,000	114,423
1.38%, 06/01/2026(b)	EUR	250,000	286,163

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2020

(Unaudited)

	Principal
	Amount		Value
Italy-(continued)
1.13%, 09/16/2026(b)	EUR	150,000	$168,613
0.38%, 06/17/2027(b)	EUR	100,000	106,877
5.75%, 09/14/2040(b)	GBP	400,000	757,708
Enel S.p.A., 5.75%, 06/22/2037(b)	GBP	150,000	274,438
Eni S.p.A.
3.25%, 07/10/2023(b)	EUR	100,000	117,783
3.75%, 09/12/2025(b)	EUR	100,000	124,969
1.50%, 02/02/2026(b)	EUR	150,000	168,253
3.63%, 01/29/2029(b)	EUR	100,000	129,677
Intesa Sanpaolo S.p.A.
2.00%, 06/18/2021(b)	EUR	200,000	221,128
1.13%, 03/04/2022(b)	EUR	200,000	218,172
4.00%, 10/30/2023(b)	EUR	100,000	118,831
1.38%, 01/18/2024(b)	EUR	100,000	109,027
1.00%, 07/04/2024(b)	EUR	150,000	160,709
1.00%, 11/19/2026(b)	EUR	200,000	209,553
1.75%, 03/20/2028(b)	EUR	150,000	160,965
Snam S.p.A., 0.88%, 10/25/2026(b)	EUR	100,000	110,149
Terna Rete Elettrica Nazionale S.p.A.
0.88%, 02/02/2022(b)	EUR	100,000	110,098
1.38%, 07/26/2027(b)	EUR	100,000	113,047
UniCredit S.p.A.
2.00%, 03/04/2023(b)	EUR	100,000	111,329
2.13%, 10/24/2026(b)	EUR	200,000	223,775

			5,128,836

Japan-1.28%
Development Bank of Japan, Inc.
1.05%, 06/20/2023	JPY	30,000,000	288,097
2.30%, 03/19/2026	JPY	20,000,000	211,817
Sumitomo Mitsui Financial Group, Inc., 1.55%, 06/15/2026(b)	EUR	200,000	224,054
Takeda Pharmaceutical Co. Ltd.
1.13%, 11/21/2022(b)	EUR	200,000	220,379
2.25%, 11/21/2026(b)	EUR	200,000	238,599
3.00%, 11/21/2030(b)	EUR	200,000	249,102

			1,432,048

Luxembourg-0.29%
ArcelorMittal S.A., 2.25%, 01/17/2024(b)	EUR	100,000	105,622
Logicor Financing S.a r.l., 1.50%, 11/14/2022(b)	EUR	100,000	109,761
Logicor Financing S.a.r.l., 1.63%, 07/15/2027(b)	EUR	100,000	104,465

			319,848

Netherlands-6.29%
ABN AMRO Bank N.V.
7.13%, 07/06/2022(b)	EUR	200,000	244,998
0.50%, 07/17/2023(b)	EUR	100,000	110,111
2.50%, 11/29/2023(b)	EUR	100,000	117,896
1.00%, 04/16/2025(b)	EUR	250,000	282,656
0.60%, 01/15/2027(b)	EUR	200,000	212,727
ASML Holding N.V., 1.38%, 07/07/2026(b)	EUR	100,000	116,326
Cooperatieve Rabobank U.A.
1.63%, 01/20/2022	NOK	1,000,000	99,028
4.13%, 09/14/2022(b)	EUR	100,000	117,715
3.88%, 07/25/2023(b)	EUR	100,000	118,828

	Principal
	Amount		Value
Netherlands-(continued)
0.75%, 08/29/2023(b)	EUR	300,000	$331,478
4.13%, 07/14/2025	EUR	300,000	394,242
1.25%, 03/23/2026(b)	EUR	300,000	347,750
1.38%, 02/03/2027(b)	EUR	200,000	235,260
5.25%, 09/14/2027(b)	GBP	150,000	219,939
4.63%, 05/23/2029(b)	GBP	300,000	433,093
ING Groep N.V.
0.75%, 03/09/2022(b)	EUR	200,000	219,434
1.00%, 09/20/2023(b)	EUR	100,000	110,734
2.13%, 01/10/2026(b)	EUR	100,000	117,126
3.00%, 02/18/2026(b)	GBP	300,000	393,992
1.38%, 01/11/2028(b)	EUR	100,000	112,880
2.00%, 09/20/2028(b)	EUR	200,000	236,745
2.50%, 11/15/2030(b)	EUR	700,000	878,614
Koninklijke KPN N.V., 5.75%, 09/17/2029(b)	GBP	200,000	309,985
Shell International Finance B.V.
1.13%, 04/07/2024(b)	EUR	100,000	112,209
0.38%, 02/15/2025(b)	EUR	150,000	163,548
1.88%, 09/15/2025(b)	EUR	100,000	117,265
2.50%, 03/24/2026	EUR	100,000	121,747
1.63%, 01/20/2027(b)	EUR	150,000	174,719
0.13%, 11/08/2027(b)	EUR	100,000	104,703
1.25%, 05/12/2028(b)	EUR	100,000	113,807
0.75%, 08/15/2028(b)	EUR	150,000	164,298
0.50%, 11/08/2031(b)	EUR	100,000	103,721
0.88%, 11/08/2039(b)	EUR	100,000	100,039

			7,037,613

Norway-1.26%
DNB Bank ASA
1.38%, 06/12/2023(b)	GBP	150,000	187,384
0.05%, 11/14/2023(b)	EUR	200,000	216,148
Equinor ASA
1.25%, 02/17/2027(b)	EUR	150,000	169,080
6.88%, 03/11/2031(b)	GBP	200,000	380,437
1.63%, 02/17/2035(b)	EUR	200,000	228,358
Telenor ASA, 1.13%, 05/31/2029(b)	EUR	200,000	227,322

			1,408,729

Portugal-0.20%
EDP Finance B.V.
2.63%, 01/18/2022(b)	EUR	100,000	113,398
1.13%, 02/12/2024(b)	EUR	100,000	111,685

			225,083

Singapore-0.38%
Temasek Financial I Ltd., 5.13%, 07/26/2040(b)	GBP	200,000	427,422

Spain-5.68%
Abertis Infraestructuras S.A.
1.38%, 05/20/2026(b)	EUR	200,000	203,841
2.38%, 09/27/2027(b)	EUR	200,000	213,974
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 02/28/2024(b)	EUR	100,000	109,212
0.38%, 10/02/2024(b)	EUR	100,000	105,008
1.00%, 06/21/2026(b)	EUR	100,000	107,516
0.50%, 01/14/2027(b)	EUR	100,000	102,758
3.50%, 02/10/2027(b)	EUR	200,000	242,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2020

(Unaudited)

	Principal
	Amount		Value
Spain-(continued)
Banco de Sabadell S.A.
0.88%, 03/05/2023(b)	EUR	100,000	$105,719
0.88%, 07/22/2025(b)	EUR	100,000	101,197
Banco Santander S.A.
1.38%, 12/14/2022(b)	EUR	200,000	223,793
1.38%, 07/31/2024(b)	GBP	200,000	246,624
1.13%, 01/17/2025(b)	EUR	200,000	219,250
2.50%, 03/18/2025(b)	EUR	200,000	227,958
3.25%, 04/04/2026(b)	EUR	200,000	236,764
3.13%, 01/19/2027(b)	EUR	200,000	236,593
1.75%, 02/17/2027(b)	GBP	200,000	244,227
2.13%, 02/08/2028(b)	EUR	200,000	223,146
CaixaBank S.A.
1.13%, 01/12/2023(b)	EUR	200,000	216,898
2.38%, 02/01/2024(b)	EUR	200,000	224,414
1.13%, 05/17/2024(b)	EUR	200,000	219,257
0.38%, 02/03/2025(b)	EUR	100,000	105,279
1.13%, 03/27/2026(b)	EUR	100,000	108,910
1.38%, 06/19/2026(b)	EUR	200,000	212,008
Iberdrola Finanzas S.A., 1.00%, 03/07/2025(b)	EUR	100,000	113,273
Iberdrola International, B.V., 1.13%, 04/21/2026(b)	EUR	100,000	114,948
Mapfre S.A., 1.63%, 05/19/2026(b)	EUR	100,000	114,365
Naturgy Finance B.V., 1.38%, 01/19/2027(b)	EUR	100,000	113,887
Santander Consumer Finance S.A., 0.88%, 01/24/2022(b)	EUR	200,000	219,108
Telefonica Emisiones S.A.
0.75%, 04/13/2022(b)	EUR	200,000	219,634
2.24%, 05/27/2022(b)	EUR	200,000	226,404
3.99%, 01/23/2023(b)	EUR	200,000	239,626
1.53%, 01/17/2025(b)	EUR	100,000	113,931
5.38%, 02/02/2026(b)	GBP	200,000	298,471
1.46%, 04/13/2026(b)	EUR	200,000	227,624
1.79%, 03/12/2029(b)	EUR	100,000	115,080

			6,352,897

Sweden-1.19%
Skandinaviska Enskilda Banken AB, 0.63%, 11/12/2029(b)	EUR	200,000	207,773
Svenska Handelsbanken AB
2.63%, 08/23/2022(b)	EUR	200,000	230,945
0.13%, 06/18/2024(b)	EUR	200,000	218,079
Telia Co. AB, 3.63%, 11/08/2023(b)	SEK	2,000,000	219,581
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP	200,000	455,383

			1,331,761

Switzerland-2.43%
Credit Suisse AG
1.00%, 06/07/2023(b)	EUR	100,000	111,506
1.50%, 04/10/2026(b)	EUR	150,000	173,634
Credit Suisse Group Funding Guernsey Ltd.
1.25%, 04/14/2022(b)	EUR	250,000	275,136
1.00%, 04/14/2023(b)	CHF	350,000	366,831
2.75%, 08/08/2025(b)	GBP	150,000	194,870
Glencore Finance (Europe) Ltd.
1.88%, 09/13/2023(b)	EUR	100,000	108,852
3.13%, 03/26/2026(b)	GBP	200,000	235,324

	Principal
	Amount		Value
Switzerland-(continued)
Holcim Finance (Luxembourg) S.A.
1.38%, 05/26/2023(b)	EUR	100,000	$110,373
2.25%, 05/26/2028(b)	EUR	100,000	113,679
Richemont International Holding S.A.
1.00%, 03/26/2026(b)	EUR	200,000	227,256
1.50%, 03/26/2030(b)	EUR	100,000	115,958
2.00%, 03/26/2038(b)	EUR	100,000	121,094
UBS Group AG
1.75%, 11/16/2022(b)	EUR	200,000	224,867
1.50%, 11/30/2024(b)	EUR	100,000	112,244
1.25%, 09/01/2026(b)	EUR	200,000	223,839

			2,715,463

United Kingdom-22.29%
ABP Finance PLC, 6.25%, 12/14/2026(b)	GBP	100,000	147,554
Annington Funding PLC
2.65%, 07/12/2025(b)	GBP	200,000	257,175
3.18%, 07/12/2029(b)	GBP	150,000	195,014
3.69%, 07/12/2034(b)	GBP	200,000	269,826
3.94%, 07/12/2047(b)	GBP	200,000	284,051
Barclays PLC
1.50%, 04/01/2022(b)	EUR	200,000	219,703
1.88%, 12/08/2023(b)	EUR	100,000	110,991
3.13%, 01/17/2024(b)	GBP	350,000	450,789
3.00%, 05/08/2026(b)	GBP	200,000	256,410
3.25%, 02/12/2027(b)	GBP	300,000	390,064
BAT International Finance PLC
7.25%, 03/12/2024	GBP	150,000	224,522
4.00%, 09/04/2026(b)	GBP	250,000	340,405
2.25%, 01/16/2030(b)	EUR	100,000	107,339
6.00%, 11/24/2034(b)	GBP	150,000	242,345
2.25%, 09/09/2052(b)	GBP	200,000	190,133
BG Energy Capital PLC, 5.00%, 11/04/2036(b)	GBP	250,000	441,446
BP Capital Markets PLC
1.53%, 09/26/2022(b)	EUR	100,000	110,869
1.11%, 02/16/2023(b)	EUR	100,000	109,996
0.90%, 07/03/2024(b)	EUR	200,000	216,717
2.97%, 02/27/2026(b)	EUR	100,000	119,332
1.57%, 02/16/2027(b)	EUR	100,000	110,298
0.83%, 11/08/2027(b)	EUR	100,000	103,973
1.23%, 05/08/2031(b)	EUR	100,000	103,468
British Telecommunications PLC
1.13%, 03/10/2023(b)	EUR	100,000	110,916
1.75%, 03/10/2026(b)	EUR	100,000	113,777
1.50%, 06/23/2027(b)	EUR	100,000	111,726
5.75%, 12/07/2028(b)	GBP	150,000	244,821
3.13%, 11/21/2031(b)	GBP	100,000	137,057
6.38%, 06/23/2037	GBP	170,000	327,610
BUPA Finance PLC, 5.00%, 04/25/2023(b)	GBP	150,000	201,240
Cadent Finance PLC
2.13%, 09/22/2028(b)	GBP	250,000	327,605
2.63%, 09/22/2038(b)	GBP	200,000	276,115
2.75%, 09/22/2046(b)	GBP	200,000	285,561
Centrica PLC
4.38%, 03/13/2029(b)	GBP	150,000	220,372

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2020

(Unaudited)

	Principal
	Amount		Value
United Kingdom-(continued)
7.00%, 09/19/2033(b)	GBP	250,000	$471,628
4.25%, 09/12/2044(b)	GBP	150,000	235,397
CK Hutchison Finance (16) (II) Ltd., 0.88%, 10/03/2024(b)	EUR	100,000	109,407
CK Hutchison Finance (16) Ltd., Series A, 1.25%, 04/06/2023(b)	EUR	100,000	110,966
CK Hutchison Group Telecom Finance S.A.
0.38%, 10/17/2023(b)	EUR	150,000	162,644
0.75%, 04/17/2026(b)	EUR	100,000	107,859
2.00%, 10/17/2027(b)	GBP	200,000	248,864
1.13%, 10/17/2028(b)	EUR	100,000	108,984
Connect Plus (M25) Issuer PLC, 2.61%, 03/31/2039(b)	GBP	288,834	402,138
Friends Life Holdings PLC, 8.25%, 04/21/2022(b)	GBP	150,000	211,503
GlaxoSmithKline Capital PLC
1.38%, 12/02/2024(b)	EUR	100,000	115,497
5.25%, 12/19/2033	GBP	300,000	554,810
6.38%, 03/09/2039	GBP	200,000	443,503
5.25%, 04/10/2042(b)	GBP	300,000	623,376
4.25%, 12/18/2045(b)	GBP	250,000	479,480
Heathrow Funding Ltd., 7.13%, 02/14/2024(b)	GBP	200,000	287,211
HSBC Bank PLC
5.38%, 08/22/2033(b)	GBP	150,000	231,704
4.75%, 03/24/2046	GBP	100,000	154,455
HSBC Holdings PLC
1.50%, 03/15/2022(b)	EUR	200,000	223,182
3.20%, 12/05/2023	CAD	250,000	185,640
6.50%, 05/20/2024(b)	GBP	100,000	148,800
0.88%, 09/06/2024(b)	EUR	200,000	221,472
3.00%, 06/30/2025(b)	EUR	200,000	233,631
2.50%, 03/15/2027(b)	EUR	200,000	244,955
3.13%, 06/07/2028	EUR	200,000	244,474
2.63%, 08/16/2028(b)	GBP	200,000	264,921
6.75%, 09/11/2028(b)	GBP	200,000	325,690
7.00%, 04/07/2038(b)	GBP	200,000	358,959
Hutchison Whampoa Finance (14) Ltd., 1.38%, 10/31/2021(b)	EUR	200,000	221,820
Imperial Brands Finance PLC
8.13%, 03/15/2024(b)	GBP	200,000	302,354
5.50%, 09/28/2026(b)	GBP	150,000	218,958
4.88%, 06/07/2032(b)	GBP	100,000	145,870
Lloyds Bank Corporate Markets PLC, 1.75%, 07/11/2024(b)	GBP	150,000	187,290
Lloyds Bank PLC
1.00%, 11/19/2021(b)	EUR	100,000	110,192
7.50%, 04/15/2024(b)	GBP	200,000	306,286
7.63%, 04/22/2025(b)	GBP	200,000	305,093
6.50%, 09/17/2040(b)	GBP	200,000	421,393
Motability Operations Group PLC
3.63%, 03/10/2036(b)	GBP	150,000	240,306
2.38%, 07/03/2039(b)	GBP	200,000	277,481
Nationwide Building Society, 3.25%, 01/20/2028(b)	GBP	200,000	276,688
NatWest Markets PLC, 0.63%, 03/02/2022(b)	EUR	200,000	216,036

	Principal
	Amount		Value
United Kingdom-(continued)
Rio Tinto Finance PLC, 4.00%, 12/11/2029(b)	GBP	150,000	$229,470
Royal Bank Of Scotland Group PLC (The), 2.50%, 03/22/2023(b)	EUR	200,000	224,118
Santander UK Group Holdings PLC
1.13%, 09/08/2023(b)	EUR	100,000	108,632
3.63%, 01/14/2026(b)	GBP	150,000	202,242
Scottish Widows Ltd.
5.50%, 06/16/2023(b)	GBP	200,000	272,667
7.00%, 06/16/2043(b)	GBP	150,000	256,069
Severn Trent Utilities Finance PLC, 3.63%, 01/16/2026(b)	GBP	200,000	280,512
Sky Ltd.
1.50%, 09/15/2021(b)	EUR	100,000	110,846
2.50%, 09/15/2026(b)	EUR	200,000	244,845
Society of Lloyd’s, 4.75%, 10/30/2024(b)	GBP	200,000	267,607
SSE PLC, 8.38%, 11/20/2028(b)	GBP	170,000	320,035
Standard Chartered PLC
5.13%, 06/06/2034(b)	GBP	200,000	295,659
4.38%, 01/18/2038(b)	GBP	100,000	160,018
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)	GBP	300,000	597,390
Thames Water Utilities Finance PLC
4.00%, 06/19/2025(b)	GBP	200,000	280,150
5.13%, 09/28/2037(b)	GBP	150,000	267,945
5.50%, 02/11/2041(b)	GBP	100,000	193,759
University of Oxford, 2.54%, 12/08/2117(b)	GBP	200,000	394,463
Vodafone Group PLC
1.75%, 08/25/2023(b)	EUR	100,000	114,323
1.88%, 09/11/2025(b)	EUR	100,000	117,177
2.20%, 08/25/2026(b)	EUR	200,000	240,591
1.60%, 07/29/2031(b)	EUR	200,000	231,842
3.38%, 08/08/2049(b)	GBP	200,000	288,940
3.00%, 08/12/2056(b)	GBP	300,000	413,299
Wellcome Trust Ltd. (The), 2.52%, 02/07/2118(b)	GBP	200,000	405,542
Westfield Stratford City Finance No. 2 PLC, 1.64%, 08/04/2026(b)	GBP	250,000	315,336

			24,933,614

United States-0.40%
American Honda Finance Corp., 0.35%, 08/26/2022	EUR	100,000	107,690
DH Europe Finance II S.a.r.l., 0.75%, 09/18/2031	EUR	200,000	214,141
Medtronic Global Holdings S.C.A., 1.63%, 03/07/2031	EUR	100,000	120,724

			442,555

TOTAL INVESTMENTS IN SECURITIES-98.77% (Cost $111,581,435)			110,467,676
OTHER ASSETS LESS LIABILITIES-1.23%			1,381,182

NET ASSETS-100.00%			$111,848,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2020

(Unaudited)

Investment Abbreviations:

CAD-Canadian Dollar

CHF-Swiss Franc

EUR-Euro

GBP-British Pound Sterling

JPY-Japanese Yen

NOK-Norwegian Krone

SEK-Swedish Krona

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $85,405,500, which represented 76.36% of the Fund’s Net Assets.

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco, Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six-month period ended April 30, 2020.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	October 31, 2019	at Cost	from Sales	Appreciation	Gain	April 30, 2020	Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$-	$1,485,614	$(1,485,614)	$-	$-	$-	$226

*	At April 30, 2020, this security was no longer held.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2020

Financials	49.73

Utilities	11.45

Communication Services	10.12

Energy	5.82

Consumer Discretionary	5.74

Consumer Staples	5.30

Health Care	4.19

Industrials	3.08

Sector Types Each Less Than 3%	3.34

Other Assets Less Liabilities	1.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Statements of Assets and Liabilities

April 30, 2020

		Invesco
	Invesco Emerging	Global Short Term	Invesco International
	Markets Sovereign	High Yield Bond	Corporate Bond
	Debt ETF (PCY)	ETF (PGHY)	ETF (PICB)
Assets:
Unaffiliated investments in securities, at value(a)	$2,648,393,465	$175,108,566	$110,467,676
Affiliated investments in securities, at value	30,939,534	6,505,695	-
Cash	17,716,727	-	-
Foreign currencies, at value	-	-	307,990
Deposits with brokers:
Cash segregated as collateral	11,860,514	-	-
Receivable for:
Dividends and interest	39,277,985	3,984,776	1,072,653
Securities lending	102	2,863	-
Investments sold	33,531,305	127,488	2,132,428
Fund shares sold	46,570,046	-	-
Foreign tax reclaims	-	-	50,658
Investments matured, at value	-	1,775,179	-

Total assets	2,828,289,678	187,504,567	114,031,405

Liabilities:
Due to custodian	-	33,503	53,199
Due to foreign custodian	-	29	-
Payable for:
Investments purchased	126,623,111	3,366,988	2,085,256
Collateral upon return of securities loaned	-	1,956,881	-
Collateral upon receipt of securities in-kind	11,860,514	-	-
Fund shares repurchased	1,861,603	-	-
Accrued unitary management fees	1,075,682	53,966	44,092

Total liabilities	141,420,910	5,411,367	2,182,547

Net Assets	$2,686,868,768	$182,093,200	$111,848,858

Net assets consist of:
Shares of beneficial interest	$3,427,564,116	$219,607,393	$113,216,319
Distributable earnings (loss)	(740,695,348)	(37,514,193)	(1,367,461)

Net Assets	$2,686,868,768	$182,093,200	$111,848,858

Shares outstanding (unlimited amount authorized, $0.01 par value)	108,900,000	8,850,000	4,300,000
Net asset value	$24.67	$20.58	$26.01

Market price	$24.46	$20.46	$25.90

Unaffiliated investments in securities, at cost	$2,875,936,938	$198,321,856	$111,581,435

Affiliated investments in securities, at cost	$30,939,534	$6,505,695	$-

Foreign currencies (due to foreign custodian), at cost	$-	$(33)	$302,860

Investments matured, at cost	$-	$6,391,902	$-

(a)Includes securities on loan with an aggregate value of:	$-	$1,875,403	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Statements of Operations

For the six months ended April 30, 2020

(Unaudited)

		Invesco
	Invesco Emerging	Global Short Term	Invesco International
	Markets Sovereign	High Yield Bond	Corporate Bond
	Debt ETF (PCY)	ETF (PGHY)	ETF (PICB)
Investment income:
Unaffiliated interest income	$83,968,992	$6,198,817	$1,021,585
Affiliated dividend income	45,265	36,629	226
Securities lending income	1,312	32,101	-

Total investment income	84,015,569	6,267,547	1,021,811

Expenses:
Unitary management fees	8,202,057	387,699	275,953

Less: Waivers	(6,797)	(5,191)	(39)

Net expenses	8,195,260	382,508	275,914

Net investment income	75,820,309	5,885,039	745,897

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(198,015,049)	(4,151,907)	(201,447)
Affiliated investment securities	923	(745)	-
In-kind redemptions	1,434,764	(749,146)	8,527
Foreign currencies	-	-	(50,529)

Net realized gain (loss)	(196,579,362)	(4,901,798)	(243,449)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(303,139,100)	(17,794,296)	(3,800,636)
Affiliated investment securities	-	(64)	-
Foreign currencies	-	1	(23,324)

Change in net unrealized appreciation (depreciation)	(303,139,100)	(17,794,359)	(3,823,960)

Net realized and unrealized gain (loss)	(499,718,462)	(22,696,157)	(4,067,409)

Net increase (decrease) in net assets resulting from operations	$(423,898,153)	$(16,811,118)	$(3,321,512)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

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27

Statements of Changes in Net Assets

For the six months ended April 30, 2020 and the year ended October 31, 2019

(Unaudited)

	Invesco Emerging Markets Sovereign		Invesco Global Short Term High
	Debt ETF (PCY)		Yield Bond ETF (PGHY)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,
	2020	2019	2020	2019
Operations:
Net investment income	$75,820,309	$175,865,677	$5,885,039	$11,522,396
Net realized gain (loss)	(196,579,362)	(49,242,012)	(4,901,798)	(2,613,544)
Change in net unrealized appreciation (depreciation)	(303,139,100)	413,622,952	(17,794,359)	(650,969)

Net increase (decrease) in net assets resulting from operations	(423,898,153)	540,246,617	(16,811,118)	8,257,883

Distributions to Shareholders from:
Distributable earnings	(83,958,915)	(176,845,023)	(6,106,642)	(11,538,702)
Return of capital	-	-	-	-

Total distributions to shareholders	(83,958,915)	(176,845,023)	(6,106,642)	(11,538,702)

Shareholder Transactions:
Proceeds from shares sold	355,642,272	1,421,704,253	12,555,351	27,735,589
Value of shares repurchased	(696,303,762)	(1,954,083,096)	(38,021,588)	(10,377,575)
Transaction fees	-	-	-	-

Net increase (decrease) in net assets resulting from share transactions	(340,661,490)	(532,378,843)	(25,466,237)	17,358,014

Net increase (decrease) in net assets	(848,518,558)	(168,977,249)	(48,383,997)	14,077,195

Net assets:
Beginning of period	3,535,387,326	3,704,364,575	230,477,197	216,400,002

End of period	$2,686,868,768	$3,535,387,326	$182,093,200	$230,477,197

Changes in Shares Outstanding:
Shares sold	13,600,000	50,200,000	550,000	1,200,000
Shares repurchased	(26,100,000)	(70,200,000)	(1,800,000)	(450,000)
Shares outstanding, beginning of period	121,400,000	141,400,000	10,100,000	9,350,000

Shares outstanding, end of period	108,900,000	121,400,000	8,850,000	10,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco International Corporate
Bond ETF (PICB)
Six Months Ended	Year Ended
April 30,	October 31,
2020	2019

$745,897	$1,741,353
(243,449)	(1,001,104)
(3,823,960)	8,263,168

(3,321,512)	9,003,417

(767,747)	(1,050,715)
-	(702,713)

(767,747)	(1,753,428)

5,399,375	2,597,030
(1,339,036)	(16,941,838)
-	3,257

4,060,339	(14,341,551)

(28,920)	(7,091,562)

111,877,778	118,969,340

$111,848,858	$111,877,778

200,000	100,000
(50,000)	(650,000)
4,150,000	4,700,000

4,300,000	4,150,000

29

Financial Highlights

Invesco Emerging Markets Sovereign Debt ETF (PCY)

	Six Months Ended
	April 30,
	2020		Years Ended October 31,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$29.12		$26.20	$29.62	$29.81	$28.08	$29.03

Net investment income(a)	0.65		1.41	1.26	1.45	1.46	1.48
Net realized and unrealized gain (loss) on investments	(4.38)		2.93	(3.42)	(0.17)	1.74	(0.97)

Total from investment operations	(3.73)		4.34	(2.16)	1.28	3.20	0.51

Distributions to shareholders from:
Net investment income	(0.72)		(1.42)	(1.26)	(1.46)	(1.47)	(1.46)
Return of capital	-		-	-	(0.01)	-	-

Total distributions	(0.72)		(1.42)	(1.26)	(1.47)	(1.47)	(1.46)

Net asset value at end of period	$24.67		$29.12	$26.20	$29.62	$29.81	$28.08

Market price at end of period(b)	$24.46		$29.13	$26.13	$29.62	$29.70	$28.02

Net Asset Value Total Return(c)	(13.00)%		16.91%	(7.42)%	4.49%	11.79%	1.87%
Market Price Total Return(c)	(13.77)%		17.28%	(7.66)%	4.88%	11.61%	1.49%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,686,869		$3,535,387	$3,704,365	$4,970,710	$4,125,597	$2,653,385
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.62	%(d)	5.03%	4.51%	4.98%	5.06%	5.25%
Portfolio turnover rate(e)	19%		28%	54%	30%	30%	27%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights–(continued)

Invesco Global Short Term High Yield Bond ETF (PGHY)

	Six Months Ended
	April 30,
	2020		Years Ended October 31,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$22.82		$23.14	$24.14	$24.16	$23.50	$24.12

Net investment income(a)	0.59		1.20	1.24	1.34	1.51	1.04
Net realized and unrealized gain (loss) on investments	(2.21)		(0.32)	(1.00)	0.02	0.59	(0.62)

Total from investment operations	(1.62)		0.88	0.24	1.36	2.10	0.42

Distributions to shareholders from:
Net investment income	(0.62)		(1.20)	(1.24)	(1.37)	(1.42)	(1.03)
Return of capital	-		-	-	(0.01)	(0.02)	(0.01)

Total distributions	(0.62)		(1.20)	(1.24)	(1.38)	(1.44)	(1.04)

Net asset value at end of period	$20.58		$22.82	$23.14	$24.14	$24.16	$23.50

Market price at end of period(b)	$20.46		$22.81	$23.03	$24.19	$24.23	$23.37

Net Asset Value Total Return(c)	(7.24)%		3.90%	1.05%	5.76%	9.27%	1.83%
Market Price Total Return(c)	(7.71)%		4.36%	0.36%	5.66%	10.17%	1.61%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$182,093		$230,477	$216,400	$222,093	$68,862	$27,029
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	5.31	%(d)	5.21%	5.25%	5.52%	6.43%	4.43%
Portfolio turnover rate(e)	28%		57%	42%	38%	53%	50%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights–(continued)

Invesco International Corporate Bond ETF (PICB)

	Six Months Ended
	April 30,
	2020		Years Ended October 31,
	(Unaudited)		2019		2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$26.96		$25.31		$26.88	$25.08	$25.95	$28.77
Net investment income(a)	0.18		0.39		0.43	0.42	0.55	0.62
Net realized and unrealized gain (loss) on investments	(0.95)		1.65		(1.57)	1.80	(0.86)	(2.82)
Total from investment operations	(0.77)		2.04		(1.14)	2.22	(0.31)	(2.20)
Distributions to shareholders from:
Net investment income	(0.18)		(0.23)		(0.43)	(0.23)	-	(0.03)
Return of capital	-		(0.16)		-	(0.19)	(0.56)	(0.59)
Total distributions	(0.18)		(0.39)		(0.43)	(0.42)	(0.56)	(0.62)
Transaction fees	-		0.00	(b)	-	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$26.01		$26.96		$25.31	$26.88	$25.08	$25.95
Market price at end of period(c)	$25.90		$26.84		$25.28	$26.89	$25.02	$25.89
Net Asset Value Total Return(d)	(2.85)%		8.12%		(4.31)%	8.95%	(1.26)%	(7.73)%
Market Price Total Return(d)	(2.83)%		7.77%		(4.46)%	9.25%	(1.26)%	(7.94)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$111,849		$111,878		$118,969	$159,963	$160,539	$189,454
Ratio to average net assets of:
Expenses	0.50	%(e)	0.51	%(f)	0.50%	0.50%	0.50%	0.50%
Net investment income	1.35	%(e)	1.49	%(f)	1.58%	1.62%	2.12%	2.29%
Portfolio turnover rate(g)	7%		23%		12%	14%	24%	13%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2020

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Emerging Markets Sovereign Debt ETF (PCY)	“Emerging Markets Sovereign Debt ETF”
Invesco Global Short Term High Yield Bond ETF (PGHY)	“Global Short Term High Yield Bond ETF”
Invesco International Corporate Bond ETF (PICB)	“International Corporate Bond ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units of each Fund are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Emerging Markets Sovereign Debt ETF	DBIQ Emerging Market USD Liquid Balanced Index
Global Short Term High Yield Bond ETF	DB Global Short Maturity High Yield Bond Index
International Corporate Bond ETF	S&P International Corporate Bond Index®

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same

33

securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to each Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Changing Global Fixed-Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at, near or below zero. The “tapering” in 2015 of the FRB’s quantitative easing program, combined with the FRB’s changes to the target range for the Federal Funds Rate (and continued possible fluctuations in equivalent foreign rates) may

34

expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities, although it is difficult to predict the impact of this rate increase and any future rate increases on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover rate and each Fund’s transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Foreign Fixed-Income Investment Risk. Investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Geographic Concentration Risk. A natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected country or region.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Liquidity Risk. For certain Funds, liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Investment Grade Securities Risk. Certain Funds invest in non-investment grade securities. Non-investment grade securities and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk

35

of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax

36

benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of

37

securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee equal to a percentage of its average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The annual unitary management fee paid by each Fund to the Adviser is equal to a percentage of each Fund’s average daily net assets as follows:

Unitary Management Fees (as a % of average daily net assets)
Emerging Markets Sovereign Debt ETF	0.50%
Global Short Term High Yield Bond ETF	0.35%
International Corporate Bond ETF	0.50%

Further, through at least August 31, 2022, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six-month period ended April 30, 2020, the Adviser waived fees for each Fund in the following amounts:

Emerging Markets Sovereign Debt ETF	$6,797
Global Short Term High Yield Bond ETF	5,191
International Corporate Bond ETF	39

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Emerging Markets Sovereign Debt ETF	Deutsche Bank Securities Inc.
Global Short Term High Yield Bond ETF	Deutsche Bank Securities Inc.
International Corporate Bond ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

38

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of April 30, 2020, all of the securities in International Corporate Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,648,393,465	$-	$2,648,393,465
Money Market Funds	30,939,534	-	-	30,939,534

Total Investments	$30,939,534	$2,648,393,465	$-	$2,679,332,999

Global Short Term High Yield Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$174,687,239	$13,907	$174,701,146
Common Stocks & Other Equity Interests	230,444	-	176,976	407,420
Money Market Funds	4,548,814	1,956,881	-	6,505,695
Investments Matured	-	997,475	777,704	1,775,179

Total Investments	$4,779,258	$177,641,595	$968,587	$183,389,440

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2019, as follows:

	No expiration
	Short-Term	Long-Term	Total*
Emerging Markets Sovereign Debt ETF	$39,490,544	$262,863,448	$302,353,992
Global Short Term High Yield Bond ETF	1,104,862	3,451,280	4,556,142
International Corporate Bond ETF	-	-	-

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

39

NOTE 6–Investment Transactions

For the six-month period ended April 30, 2020, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Emerging Markets Sovereign Debt ETF	$649,215,997	$626,760,903
Global Short Term High Yield Bond ETF	58,825,669	56,189,489
International Corporate Bond ETF	8,552,046	8,233,102

For the six-month period ended April 30, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Emerging Markets Sovereign Debt ETF	$307,449,824	$666,875,376
Global Short Term High Yield Bond ETF	7,495,459	23,486,443
International Corporate Bond ETF	5,276,494	1,332,466

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of April 30, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Emerging Markets Sovereign Debt ETF	$67,089,201	$(300,712,589)	$(233,623,388)	$2,912,956,387
Global Short Term High Yield Bond ETF	545,333	(28,381,951)	(27,836,618)	211,226,058
International Corporate Bond ETF	2,445,798	(3,559,557)	(1,113,759)	111,581,435

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares (100,000 Shares for Emerging Markets Sovereign Debt ETF). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for such Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2019	April 30, 2020	Six-Month Period	Six-Month Period(1)
Invesco Emerging Markets Sovereign Debt ETF (PCY)
Actual	$1,000.00	$870.00	0.50%	$2.32
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.50	2.51
Invesco Global Short Term High Yield Bond ETF (PGHY)
Actual	1,000.00	927.60	0.35	1.68
Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76
Invesco International Corporate Bond ETF (PICB)
Actual	1,000.00	971.50	0.50	2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.50	2.51

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2020. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

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Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 14, 2020, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following 71 series (each, a “Fund” and collectively, the “Funds”):

Invesco 1-30 Laddered Treasury ETF	Invesco S&P 500® Enhanced Value ETF
Invesco California AMT-Free Municipal Bond ETF	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco CEF Income Composite ETF	Invesco S&P 500® High Beta ETF
Invesco China Technology ETF	Invesco S&P 500® High Dividend Low Volatility ETF
Invesco DWA Developed Markets Momentum ETF	Invesco S&P 500® Low Volatility ETF
Invesco DWA Emerging Markets Momentum ETF	Invesco S&P 500 Minimum Variance ETF
Invesco DWA SmallCap Momentum ETF	Invesco S&P 500® Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF	Invesco S&P 500 Revenue ETF
Invesco FTSE International Low Beta Equal Weight ETF	Invesco S&P Emerging Markets Low Volatility ETF
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	Invesco S&P Emerging Markets Momentum ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF Invesco FTSE RAFI Emerging Markets ETF	Invesco S&P International Developed High Dividend Low Volatility ETF
Invesco Fundamental High Yield® Corporate Bond ETF	Invesco S&P International Developed Low Volatility ETF
Invesco Fundamental Investment Grade Corporate Bond ETF	Invesco S&P International Developed Momentum ETF
Invesco Global Clean Energy ETF	Invesco S&P International Developed Quality ETF
Invesco Global Short Term High Yield Bond ETF	Invesco S&P MidCap 400 Revenue ETF
Invesco Global Water ETF	Invesco S&P MidCap Low Volatility ETF
Invesco International BuyBack AchieversTM ETF	Invesco S&P SmallCap 600 Revenue ETF
Invesco International Corporate Bond ETF	Invesco S&P SmallCap Consumer Discretionary ETF
Invesco KBW Bank ETF	Invesco S&P SmallCap Consumer Staples ETF
Invesco KBW High Dividend Yield Financial ETF	Invesco S&P SmallCap Energy ETF
Invesco KBW Premium Yield Equity REIT ETF	Invesco S&P SmallCap Financials ETF
Invesco KBW Property & Casualty Insurance ETF	Invesco S&P SmallCap Health Care ETF
Invesco KBW Regional Banking ETF	Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco National AMT-Free Municipal Bond ETF	Invesco S&P SmallCap Industrials ETF
Invesco New York AMT-Free Municipal Bond ETF	Invesco S&P SmallCap Information Technology ETF
Invesco Preferred ETF	Invesco S&P SmallCap Low Volatility ETF
Invesco PureBetaSM 0-5YrUSTIPSETF	Invesco S&P SmallCap Materials ETF
Invesco PureBetaSM FTSE Developed ex-North America ETF	Invesco S&P SmallCap Quality ETF
Invesco PureBetaSM FTSE Emerging Markets ETF	Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco PureBetaSM MSCI USA ETF	Invesco S&P Ultra Dividend Revenue ETF
Invesco PureBetaSM MSCI USA Small Cap ETF	Invesco Senior Loan ETF
Invesco PureBetaSM US Aggregate Bond ETF	Invesco Taxable Municipal Bond ETF
Invesco Russell 1000 Enhanced Equal Weight ETF	Invesco Treasury Collateral ETF
Invesco Russell 1000 Equal Weight ETF	Invesco Variable Rate Preferred ETF
Invesco Russell 1000 Low Beta Equal Weight ETF	Invesco VRDO Tax-Free Weekly ETF

Also at the April 14, 2020 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

43

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2019, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds businesses of Guggenheim Capital LLC on April 6, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the five-year and since-inception periods for Invesco Global Short Term High Yield Bond ETF and the one-year and ten-year periods for Invesco VRDO Tax-Free Weekly ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco Global Short Term High Yield Bond ETF’s and Invesco VRDO Tax-Free Weekly ETF’s level of correlation to its underlying index, as well as the Adviser’s expectations for each Fund’s correlation going forward. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

0.04%:	Invesco PureBetaTM MSCI USA ETF

0.05%:	Invesco PureBetaTM US Aggregate Bond ETF

0.06%:	Invesco PureBetaTM MSCI USA Small Cap ETF

0.07%:	Invesco PureBetaTM 0-5 Yr US TIPS ETF, Invesco PureBetaTM FTSE Developed ex-North America ETF

0.08%:	Invesco Treasury Collateral ETF

0.10%:	Invesco S&P 500 Minimum Variance ETF

0.13%:	Invesco S&P 500 Enhanced Value ETF, Invesco S&P 500 Momentum ETF

0.14%:	Invesco PureBetaTM FTSE Emerging Markets ETF

44

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

0.20%:	Invesco Russell 1000 Equal Weight ETF

0.22%:	Invesco Fundamental Investment Grade Corporate Bond ETF

0.25%:

Invesco 1-30 Laddered Treasury ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF, Invesco VRDO Tax-Free Weekly ETF

0.28%:	Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Taxable Municipal Bond ETF

0.29%:

Invesco Russell 1000 Enhanced Equal Weight ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF, Invesco S&P SmallCap Utilities & Communication Services ETF

0.30%:	Invesco S&P 500® High Dividend Low Volatility ETF, Invesco S&P International Developed High Dividend Low Volatility ETF, Invesco S&P SmallCap High Dividend Low Volatility ETF

0.35%:

Invesco Global Short Term High Yield Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF, Invesco Russell 1000 Low Beta Equal Weight ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF

0.39%:	Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF, Invesco S&P Ultra Dividend Revenue ETF

0.45%:	Invesco FTSE International Low Beta Equal Weight ETF, Invesco FTSE RAFI Developed Markets ex-U.S. ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF

0.49%:	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, Invesco FTSE RAFI Emerging Markets ETF

0.50%:

Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF, Invesco Variable Rate Preferred ETF

0.55%:	Invesco International BuyBack AchieversTM ETF

0.60%:	Invesco DWA SmallCap Momentum ETF

0.65%:	Invesco Senior Loan ETF

0.70%:	Invesco China Technology ETF

0.75%:	Invesco Global Clean Energy ETF, Invesco Global Water ETF

0.80%:	Invesco DWA Developed Markets Momentum ETF

0.90%:	Invesco DWA Emerging Markets Momentum ETF

The Trustees considered that, effective May 1, 2020, the Adviser had agreed to reduce the unitary advisory fee for Invesco S&P Emerging Markets Low Volatility ETF and Invesco S&P Emerging Markets Momentum ETF from 0.45% to 0.29% of average daily net assets, and to reduce the unitary advisory fee for Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF from 0.35% to 0.25% of average daily net assets.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The

.

45

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.

		Equal to/Lower	Lower than
	Equal to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median
Invesco 1-30 Laddered Treasury ETF			X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco DWA Developed Markets Momentum ETF			X
Invesco DWA Emerging Markets Momentum ETF			X
Invesco DWA SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco FTSE International Low Beta Equal Weight ETF	X	X	X
Invesco FTSE RAFI Developed Markets ex-U.S. ETF		X	X
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	X	X	X
Invesco FTSE RAFI Emerging Markets ETF	X		X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		N/A	X
Invesco Global Short Term High Yield Bond ETF	X	N/A	X
Invesco Global Water ETF		N/A	X
Invesco International BuyBack AchieversTM ETF	X	X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco Preferred ETF		N/A	X
Invesco PureBetaTM 0-5 Yr US TIPS ETF			X
Invesco PureBetaTM FTSE Developed ex-North America ETF			X
Invesco PureBetaTM FTSE Emerging Markets ETF	X		X
Invesco PureBetaTM MSCI USA ETF	X	X	X
Invesco PureBetaTM MSCI USA Small Cap ETF	X	X	X
Invesco PureBetaTM US Aggregate Bond ETF	X	X	X
Invesco Russell 1000 Enhanced Equal Weight ETF	X	X	X
Invesco Russell 1000 Equal Weight ETF	X	X	X
Invesco Russell 1000 Low Beta Equal Weight ETF		X	X
Invesco S&P 500 Enhanced Value ETF	X	X	X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X	X	X
Invesco S&P 500 High Beta ETF	X	X	X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X

46

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

		Equal to/Lower	Lower than
	Equal to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500 Momentum ETF		X	X
Invesco S&P 500 Revenue ETF		X	X
Invesco S&P Emerging Markets Low Volatility ETF	X	X	X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed High Dividend Low Volatility ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X		X
Invesco S&P International Developed Momentum ETF			X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X	X	X
Invesco S&P SmallCap Low Volatility ETF	X	X	X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF	X		X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF		X	X
Invesco Taxable Municipal Bond ETF		N/A	X
Invesco Treasury Collateral ETF	X		X
Invesco Variable Rate Preferred ETF		X	X
Invesco VRDO Tax-Free Weekly ETF		N/A	X

*

The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco 1-30 Laddered Treasury ETF, Invesco California AMT-Free Municipal Bond ETF, Invesco DWA Developed Markets Momentum ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Global Clean Energy ETF, Invesco Global Water ETF, Invesco International Corporate Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Senior Loan ETF and Invesco VRDO Tax-Free Weekly ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

47

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees and advisory fees for money market cash management vehicles. The Board concluded that the advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF at a meeting held on April 14, 2020. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Treasury Collateral ETF’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

48

Approval of Investment Advisory and Sub-Advisory Contracts (continued)

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 12, 2020 Board meeting, and Invesco Advisers, Inc., in connection with the April 14, 2020 meeting, and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rates for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF were reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees on the excess cash invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ and other Invesco ETFs’ excess cash invested in the money market funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and that the Sub-Advisers do not have any soft-dollar arrangements with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. No single factor was determinative in the Board’s analysis.

49

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-9	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Invesco Exchange-Traded Fund Trust II

By:        /s/ Anna Paglia

Name: Anna Paglia

Title:   President

Date:   July 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:        /s/ Anna Paglia

Name: Anna Paglia

Title:   President

Date:   July 6, 2020

By:        /s/ Kelli Gallegos

Name: Kelli Gallegos

Title:   Treasurer

Date:   July 6, 2020